UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-5344
William Blair Funds
(Exact name of registrant as specified in charter)

150 North Riverside Plaza, Chicago, IL 60606
(Address of Principal Executive Offices) (Zip Code)
Registrant's telephone number, including area code:
312-236-1600
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
Item 1.    Report to Stockholders.
(a) The registrant's annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:
William Blair Growth Fund
Class I / BGFIX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair Growth Fund Class I (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Growth Fund Class I	$ 99	0.89%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 22.21% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell 3000
®
Growth Index, which returned 32.46% and underperformed the S&P 500
®
Index, a broad measure of market performance, which returned 25.02%.
The Fund underperformed in the full year period, driven by a combination of stock-specific dynamics and style factors. From a style perspective, our typical bias towards small and mid-caps was a headwind. Concurrently, mega caps markedly outperformed other capitalization segments in the period. From a sector perspective, Energy positions New Fortress and Green Plains served as detractors. Other individual laggards included Five Below (Consumer Discretionary), UnitedHealth Group (Health Care), and Advanced Micro Devices (Information Technology). Not owning Broadcom (Information Technology), Meta Platforms (Communication Services) and Tesla (Consumer Discretionary) also detracted from relative performance. Our top individual contributors included Vital Farms (Consumer Staples), Pure Storage (Information Technology), NVIDIA (Information Technology) and Doximity (Health Care). Our underweight to Apple (Information Technology) and not owning Adobe (Information Technology) also contributed positively to relative returns.
TOP PERFORMANCE CONTRIBUTORS

Vital Farms
, the leader in the U.S. pasture-raised egg market, outperformed on strong sales growth driven by a combination of volume and pricing.
NVIDIA
is a leading fabless semiconductor company specializing in the design and marketing of high-performance graphics processing unit (“GPU”) chipsets and software systems. The stock outperformed as continued demand for its datacenter GPU chips exceeded expectations.
TOP PERFORMANCE DETRACTORS
New Fortress Energy
develops, finances and constructs liquified natural gas (“LNG”) assets and related infrastructure. Shares declined due to the delayed launch of its first FLNG (Fast LNG) project and the delayed receipt of a sizeable contract payment related to emergency power assets in Puerto Rico.
Five Below
, a U.S. retailer offering on-trend merchandise at extreme value price-points, underperformed as the company reported sales, margins and earnings that fell short of expectations. We liquidated our position.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Growth Fund Class I	22.21%	14.73%	13.75%
S&P 500 ® Index	25.02%	14.53%	13.10%
Russell 3000 ® Growth Index	32.46%	18.25%	16.22%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistic
s
Fund net assets (in $000s)	$ 249,916
Number of portfolio holdings	50
Net advisory fees paid (in $000s)	$ 1,891
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the
in
vestment makeup of the Fund, representing percentage of t
h
e total net assets of the Fund.
Top Ten Holdings
Amazon.com, Inc.	8.8%
Microsoft Corp.	8.6%
Alphabet, Inc.	7.2%
Apple, Inc.	4.9%
NVIDIA Corp.	4.8%
ServiceNow, Inc.	3.8%
Advanced Micro Devices, Inc.	3.5%
Mastercard, Inc.	3.5%
Texas Instruments, Inc.	2.8%
UnitedHealth Group, Inc.	2.6%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair Growth Fund
Class N / WBGSX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair Growth Fund Class N (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Growth Fund Class N	$ 133	1.20%
Management’s Discussion of Fund Perfo
r
mance
SUMMARY OF RESULTS
The Fund returned 21.81% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell 3000
®
Growth Index, which returned 32.46% and underperformed the S&P 500
®
Index, a broad measure of market performance, which returned 25.02%.
The Fund underperformed in the full year period, driven by a combination of stock-specific dynamics and style factors. From a style perspective, our typical bias towards small and mid-caps was a headwind. Concurrently, mega caps markedly outperformed other capitalization segments in the period. From a sector perspective, Energy positions New Fortress and Green Plains served as detractors. Other individual laggards included Five Below (Consumer Discretionary), UnitedHealth Group (Health Care), and Advanced Micro Devices (Information Technology). Not owning Broadcom (Information Technology), Meta Platforms (Communication Services) and Tesla (Consumer Discretionary) also detracted from relative performance. Our top individual contributors included Vital Farms (Consumer Staples), Pure Storage (Information Technology), NVIDIA (Information Technology) and Doximity (Health Care). Our underweight to Apple (Information Technology) and not owning Adobe (Information Technology) also contributed positively to relative returns.
TOP PERFORMANCE CONTRIBUTORS
Vital Farms
, the leader in the U.S. pasture-raised egg market, outperformed on strong sales growth driven by a combination of volume and pricing.
NVIDIA
is a leading fabless semiconductor company specializing in the design and marketing of high-performance graphics processing unit (“GPU”) chipsets and software systems. The stock outperformed as continued demand for its datacenter GPU chips exceeded expectations.
TOP PERFORMANCE DETRACTORS
New Fortress Energy
develops, finances and constructs liquified natural gas (“LNG”) assets and related infrastructure. Shares declined due to the delayed launch of its first FLNG (Fast LNG) project and the delayed receipt of a sizeable contract payment related to emergency power assets in Puerto Rico.
Five Below
, a U.S. retailer offering on-trend merchandise at extreme value price-points, underperformed as the company reported sales, margins and earnings that fell short of expectations. We liquidated our position.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Growth Fund Class N	21.81%	14.40%	13.43%
S&P 500 ® Index	25.02%	14.53%	13.10%
Russell 3000 ® Growth Index	32.46%	18.25%	16.22%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statisti
cs
Fund net assets (in $000s)	$ 249,916
Number of portfolio holdings	50
Net advisory fees paid (in $000s)	$ 1,891
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percen
t
age of the total net assets of the Fund.
Top Ten Holdings
Amazon.com, Inc.	8.8%
Microsoft Corp.	8.6%
Alphabet, Inc.	7.2%
Apple, Inc.	4.9%
NVIDIA Corp.	4.8%
ServiceNow, Inc.	3.8%
Advanced Micro Devices, Inc.	3.5%
Mastercard, Inc.	3.5%
Texas Instruments, Inc.	2.8%
UnitedHealth Group, Inc.	2.6%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair Growth Fund
Class R6 / BGFRX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair Growth Fund Class R6 (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Growth Fund Class R6	$ 94	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 22.26% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell 3000
®
Growth Index, which returned 32.46% and underperformed the S&P 500
®
Index, a broad measure of market performance, which returned 25.02%.
The Fund underperformed in the full year period, driven by a combination of stock-specific dynamics and style factors. From a style perspective, our typical bias towards small and mid-caps was a headwind. Concurrently, mega caps markedly outperformed other capitalization segments in the period. From a sector perspective, Energy positions New Fortress and Green Plains served as detractors. Other individual laggards included Five Below (Consumer Discretionary), UnitedHealth Group (Health Care), and Advanced Micro Devices (Information Technology). Not owning Broadcom (Information Technology), Meta Platforms (Communication Services) and Tesla (Consumer Discretionary) also detracted from relative performance. Our top individual contributors included Vital Farms (Consumer Staples), Pure Storage (Information Technology), NVIDIA (Information Technology) and Doximity (Health Care). Our underweight to Apple (Information Technology) and not owning Adobe (Information Technology) also contributed positively to relative returns.
TOP PERFORMANCE CONTRIBUTORS
Vital Farms
, the leader in the U.S. pasture-raised egg market, outperformed on strong sales growth driven by a combination of volume and pricing.
NVIDIA
is a leading fabless semiconductor company specializing in the design and marketing of high-performance graphics processing unit (“GPU”) chipsets and software systems. The stock outperformed as continued demand for its datacenter GPU chips exceeded expectations.
TOP PERFORMANCE DETRACTORS
New Fortress Energy
develops, finances and constructs liquified natural gas (“LNG”) assets and related infrastructure. Shares declined due to the delayed launch of its first FLNG (Fast LNG) project and the delayed receipt of a sizeable contract payment related to emergency power assets in Puerto Rico.
Five Below
, a U.S. retailer offering on-trend merchandise at extreme value price-points, underperformed as the company reported sales, margins and earnings that fell short of expectations. We liquidated our position.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	1 Year	5 Years	Since Inception
Growth Fund Class R6	22.26%	14.80%	15.00%
S&P 500 ® Index	25.02%	14.53%	15.00%
Russell 3000 ® Growth Index	32.46%	18.25%	18.44%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistic
s
Fund net assets (in $000s)	$ 249,916
Number of portfolio holdings	50
Net advisory fees paid (in $000s)	$ 1,891
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Amazon.com, Inc.	8.8%
Microsoft Corp.	8.6%
Alphabet, Inc.	7.2%
Apple, Inc.	4.9%
NVIDIA Corp.	4.8%
ServiceNow, Inc.	3.8%
Advanced Micro Devices, Inc.	3.5%
Mastercard, Inc.	3.5%
Texas Instruments, Inc.	2.8%
UnitedHealth Group, Inc.	2.6%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair Large Cap Growth Fund
Class I / LCGFX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair Large Cap Growth Fund Class I (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Large Cap Growth Fund Class I	$ 73	0.65%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 26.08% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell 1000
®
Growth Index (the "Index"), which returned 33.36% and outperformed the Russell 1000
®
Index, a broad measure of market performance, which returned 24.51%.
The Fund lagged the return of the Russell 1000 Growth Index in the full year period, primarily driven by stock-specific dynamics. Communication Services, including our position in Alphabet and not owning Meta Platforms for a majority of the period, and Informa tio
n Technology, including our position in Accenture and not owning Broadcom for a majority of the period detracted from returns. Other detractors included Monster Beverage Corp. (Consumer Staples). Not owning Tesla (Consumer Discretionary) was also a headwind. The top contributors for the period included NVIDIA (Information Technology), Apollo Global Management (Financials), ServiceNow (Information Technology), Intuitive Surgical (Health Care), as well as our underweight to Apple (Information Technology). Not owning Adobe (Information Technology) and Merck & Co. (Health Care) were also tailwinds to performance for the period.
TOP PERFORMANCE CONTRIBUTORS
NVIDIA
is a leading fabless semiconductor company specializing in the design and marketing of high-performance graphics processing unit (“GPU”) chipsets and software systems. The stock outperformed as continued demand for its datacenter GPU chips exceeded expectations.
Apollo Global Management
is a leading alternatives investment manager focused on credit, private equity, and real estate. The stock outperformed due to strong earnings and momentum in its asset management and insurance segments.
TOP PERFORMANCE DETRACTORS
Accenture
is a leading global professional services company. The stock underperformed due to a more
c
hallenging environment for discretionary IT services spending.
Monster Beverage
develops, markets, sells and distributes energy drinks. Shares lagged due to slowing growth within the energy drink category.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Large Cap Growth Fund Class I	26.08%	15.97%	15.79%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 2,803,223
Number of portfolio holdings	33
Net advisory fees paid (in $000s)	$ 12,317
Portfolio turnover rate	50%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	12.2%
NVIDIA Corp.	11.9%
Amazon.com, Inc.	9.5%
Apple, Inc.	9.0%
Meta Platforms, Inc.	6.5%
Mastercard, Inc.	4.7%
Salesforce, Inc.	2.8%
ServiceNow, Inc.	2.5%
UnitedHealth Group, Inc.	2.4%
Intuit, Inc.	2.3%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair Large Cap Growth Fund
Class N / LCGNX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair Large Cap Growth Fund Class N (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Large Cap Growth Fund Class N	$ 102	0.90%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 25.79% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell 1000
®
Growth Index (the "Index"), which returned 33.36% and outperformed the Russell 1000
®
Index, a broad measure of market performance, which returned 24.51%.
The Fund lagged the return of the Russell 1000 Growth Index in the full year period, primarily driven by stock-specific dynamics. Communication Services, including our position in Alphabet and not owning Meta Platforms for a majority of the period, and Information Technology, including our position in Accenture and not owning Broadcom for a majority of the period detracted from returns. Other detractors included Monster Beverage Corp. (Consumer Staples). Not owning Tesla (Consumer Discretionary) was also a headwind. The top contributors for the period included NVIDIA (Inf
o
rmation Technology), Apollo Global Management (Financials), ServiceNow (Information Technology), Intuitive Surgical (Health Care), as well as our underweight to Apple (Information Technology). Not owning Adobe (Information Technology) and Merck & Co. (Health Care) were also tailwinds to performance for the period.
TOP PERFORMANCE CONTRIBUTORS
NVIDIA
is a leading fabless semiconductor company specializing in the design and marketing of high-performance graphics processing unit (“GPU”) chipsets and software systems. The stock outperformed as continued demand for its datacenter GPU chips exceeded expectations.
Apollo Global Management
is a leading alternatives investment manager focused on credit, private equity, and real estate. The stock outperformed due to strong earnings and momentum in its asset management and insurance segments.
TOP PERFORMANCE DETRACTORS
Accenture
is a leading global professional services company. The stock underperformed due to a more challenging environment for discretionary IT services spending.
Monster Beverage
develops, markets, sells and distributes energy drinks. Shares lagged due to slowing growth within the energy drink category.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Large Cap Growth Fund Class N	25.79%	15.69%	15.50%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 2,803,223
Number of portfolio holdings	33
Net advisory fees paid (in $000s)	$ 12,317
Portfolio turnover rate	50%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	12.2%
NVIDIA Corp.	11.9%
Amazon.com, Inc.	9.5%
Apple, Inc.	9.0%
Meta Platforms, Inc.	6.5%
Mastercard, Inc.	4.7%
Salesforce, Inc.	2.8%
ServiceNow, Inc.	2.5%
UnitedHealth Group, Inc.	2.4%
Intuit, Inc.	2.3%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair Large Cap Growth Fund
Class R6 / LCGJX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair Large Cap Growth Fund Class R6 (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Large Cap Growth Fund Class R6	$ 68	0.60%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 26.14% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell 1000
®
Growth Index (the "Index"), which returned 33.36% and outperformed the Russell 1000
®
Index, a broad measure of market performance, which returned 24.51%.
The Fund lagged the return of the Russell 1000 Growth Index in the full year period, primarily driven by stock-specific dynamics. Communication Services, including our position in Alphabet and not owning Meta Platforms for a majority of the period, and Information Technology, including our position in Accenture and not owning Broadcom for a majority of the period detracted from returns. Other detractors included Monster Beverage Corp. (Consumer Staples). Not owning Tesla (Consumer Discretionary) was also a headwind. The top contributors for the period included NVIDIA (Information Technology), Apollo Global Management (Financials), ServiceNow (Information Technology), Intuitive Surgical (Health Care), as well as our underweight to Apple (Information Technology). Not owning Adobe (Information Technology) and Merck & Co. (Health Care) were also tailwinds to performance for the period.
TOP PERFORMANCE CONTRIBUTORS
NVIDIA
is a leading fabless semiconductor company specializing in the design and marketing of high-performance graphics processing unit (“GPU”) chipsets and software systems. The stock outperformed as continued demand for its datacenter GPU chips exceeded expectations.
Apollo Global Management
is a leading alternatives investment manager focused on credit, private equity, and real estate. The stock outperformed due to strong earnings and momentum in its asset management and insurance segments.
TOP PERFORMANCE DETRACTORS
Accenture
is a leading global professional services company. The stock underperformed due to a more challenging environment for discretionary IT services spending.
Monster Beverage
develops, markets, sells and distributes energy drinks. Shares lagged due to slowing growth within the energy drink category.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	1 Year	5 Years	Since Inception
Large Cap Growth Fund Class R6	26.14%	16.04%	16.71%
Russell 1000® Index	24.51%	14.28%	14.69%
Russell 1000® Growth Index	33.36%	18.96%	19.14%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 2,803,223
Number of portfolio holdings	33
Net advisory fees paid (in $000s)	$ 12,317
Portfolio turnover rate	50%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	12.2%
NVIDIA Corp.	11.9%
Amazon.com, Inc.	9.5%
Apple, Inc.	9.0%
Meta Platforms, Inc.	6.5%
Mastercard, Inc.	4.7%
Salesforce, Inc.	2.8%
ServiceNow, Inc.	2.5%
UnitedHealth Group, Inc.	2.4%
Intuit, Inc.	2.3%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair Mid Cap Value Fund
Class I / WVMIX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair Mid Cap Value Fund Class I (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Mid Cap Value Fund Class I	$ 79	0.75%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 10.71% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell Midcap
®
Value Index, which returned 13.07% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 23.81%.
The Fund’s underperformance versus its benchmark was driven by poor sector allocation due to the Fund’s underweight in the Health Care and Financials sectors. Despite negative performance, the Fund had positive stock selection in 5 of the 11 Global Industry Classification Standard economic sectors during the period. The Fund’s positive stock selections were additive to relative performance in the Consumer Staples, Utilities, and Health Care sectors.
TOP PERFORMANCE CONTRIBUTORS
KKR & Co.
is a leading global investment firm that manages capital across several alternative asset classes including private equity, credit, and real assets. KKR showed continued strength on the heels of the presidential election with elevated transaction volume expectations, as well as a positive outlook relating to capital raises.
Alaska Air Group
, through its subsidiaries, provides air services to passengers in multiple destinations, as well as freight and mail services. The company’s healthy balance sheet, margin improvement, and positive synergies from the successful acquisition of Hawaiian Airlines have contributed to the stock’s outperformance during the period.
Flex
operates as an electronics manufacturing services company, which designs and develops original design manufacturing products for aerospace and defense and other industrial end markets. Flex has positioned itself in enviable end markets, while maintaining strong operating margin and solid top-line revenue driven by strength in cloud, power, and medical devices.
TOP PERFORMANCE DETRACTORS
Brunswick
manufactures recreational marine products and provides outboard, stem-drive, inboard engines, as well as controls, rigging, and propellers. Despite strong operation of the business, continued consumer weakness and lower discretionary spend on recreational products has hurt Brunswick’s business segments. The company has also cited potential headwinds relating to tariffs concerning mainly China and Mexico.
Qorvo
designs, develops, manufacturers, and markets semiconductor solutions for connectivity and power applications. Qorvo has continued to struggle due to intensified Chinese competition within the smartphone end market, which has the potential to hinder the firm’s longer-term diversification strategy.
LKQ
provides alternative collision replacement parts, recycled engines, transmissions, replacement systems, components, and parts for the repair of automobiles and light-heavy duty trucks. Throughout 2024, LKQ has struggled due to delayed auto repairs, as well as an “overly complicated” portfolio.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	1 Year	Since Inception
Mid Cap Value Fund Class I	10.71%	5.57%
Russell 3000 ® Index	23.81%	13.25%
Russell Midcap ® Value Index	13.07%	6.65%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,757
Number of portfolio holdings	61
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate	39%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Willis Towers Watson PLC	2.1%
CRH PLC	2.0%
Regency Centers Corp.	2.0%
Genpact Ltd.	1.9%
PPL Corp.	1.9%
U.S. Foods Holding Corp.	1.9%
KKR & Co., Inc.	1.9%
Entergy Corp.	1.8%
Global Payments, Inc.	1.8%
NiSource, Inc.	1.8%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair Mid Cap Value Fund
Class R6 / WVMRX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair Mid Cap Value Fund Class R6 (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Mid Cap Value Fund Class R6	$ 74	0.70%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 10.77% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell Midcap
®
Value Index, which returned 13.07% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 23.81%.
The Fund’s underperformance versus its benchmark was driven by poor sector allocation due to the Fund’s underweight in the Health Care and Financials sectors. Despite negative performance, the Fund had positive stock selection in 5 of the 11 Global Industry Classification Standard economic sectors during the period. The Fund’s positive stock selections were additive to relative performance in the Consumer Staples, Utilities, and Health Care sectors.
TOP PERFORMANCE CONTRIBUTORS
KKR & Co.
is a leading global investment firm that manages capital across several alternative asset classes including private equity, credit, and real assets. KKR showed continued strength on the heels of the presidential election with elevated transaction volume expectations, as well as a positive outlook relating to capital raises.
Alaska Air Group
, through its subsidiaries, provides air services to passengers in multiple destinations, as well as freight and mail services. The company’s healthy balance sheet, margin improvement, and positive synergies from the successful acquisition of Hawaiian Airlines have contributed to the stock’s outperformance during the period.
Flex
operates as an electronics manufacturing services company, which designs and develops original design manufacturing products for aerospace and defense and other industrial end markets. Flex has positioned itself in enviable end markets, while maintaining strong operating margin and solid top-line revenue driven by strength in cloud, power, and medical devices.
TOP PERFORMANCE DETRACTORS
Brunswick
manufactures recreational marine products and provides outboard, stem-drive, inboard engines, as well as controls, rigging, and propellers. Despite strong operation of the business, continued consumer weakness and lower discretionary spend on recreational products has hurt Brunswick’s business segments. The company has also cited potential headwinds relating to tariffs concerning mainly China and Mexico.
Qorvo
designs, develops, manufacturers, and markets semiconductor solutions for connectivity and power applications. Qorvo has continued to struggle due to intensified Chinese competition within the smartphone end market, which has the potential to hinder the firm’s longer-term diversification strategy.
LKQ
provides alternative collision replacement parts, recycled engines, transmissions, replacement systems, components, and parts for the repair of automobiles and light-heavy duty trucks. Throughout 2024, LKQ has struggled due to delayed auto repairs, as well as an “overly complicated” portfolio.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	1 Year	Since Inception
Mid Cap Value Fund Class R6	10.77%	5.62%
Russell 3000 ® Index	23.81%	13.25%
Russell Midcap ® Value Index	13.07%	6.65%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,757
Number of portfolio holdings	61
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate	39%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Willis Towers Watson PLC	2.1%
CRH PLC	2.0%
Regency Centers Corp.	2.0%
Genpact Ltd.	1.9%
PPL Corp.	1.9%
U.S. Foods Holding Corp.	1.9%
KKR & Co., Inc.	1.9%
Entergy Corp.	1.8%
Global Payments, Inc.	1.8%
NiSource, Inc.	1.8%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair Small-Mid Cap
Core Fund
Class I / WBCIX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair Small-Mid Cap Core Fund Class I (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Core Fund Class I	$ 101	0.95%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 12.04% (net of fees) for the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the Russell 2500
™
Index, which returned 12.00% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 23.81%.
The Fund performed approximately in line with the performance of the Russell 2500
TM
Index in the full year period, primarily driven by stock-specific dynamics. Stock selection in Financials, including our positions in Baldwin Insurance Group and Virtu Financial, and Materials, including our position in Sylvamo, contributed positively to relative returns. Other notable contributors included BWX Technologies (Industrials) and Doximity (Health Care). Our top individual detractors included New Fortress (Energy), Acadia Healthcare (Health Care), Neogen (Health Care) and National Vision (Consumer Discretionary). Stock selection in Real Estate, including our position in Americold Realty Trust, was also a detractor.
TOP PERFORMANCE CONTRIBUTORS
Baldwin Insurance
, an independent insurance agent/broker and managing general agent/underwriter, reported strong organic revenue growth earlier in the year.
BWX Technologies
is a manufacturer of propulsion systems for the U.S. Navy, benefited from strong financial results with revenue and earnings ahead of expectations.
TOP PERFORMANCE DETRACTORS
New Fortress Energy
develops, finances and constructs liquified natural gas (“LNG”) assets and related infrastructure. Shares declined due to the delayed launch of its first FLNG (Fast LNG) project and the delayed receipt of a sizeable contract payment related to emergency power assets in Puerto Rico.
Acadia Healthcare
, a behavioral health company, received several government inquiries regarding patient admissions, length of stay, and billing practices, creating an overhang on both the stock and patient referrals during the quarter.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	1 Year	5 Years	Since Inception
Small-Mid Cap Core Fund Class I	12.04%	9.94%	10.84%
Russell 3000® Index	23.81%	13.86%	15.03%
Russell 2500™ Index	12.00%	8.77%	10.04%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 124,651
Number of portfolio holdings	89
Net advisory fees paid (in $000s)	$ 1,444
Portfolio turnover rate	59%
Graphical Representation of Holdings
The tables below show the investment
makeup
of the Fund, representing
percentage
of the total net assets of the Fund.
Top Ten Holdings
Carlyle Group, Inc.	2.5%
SharkNinja, Inc.	2.2%
Western Alliance Bancorp	2.1%
Primo Brands Corporation	1.9%
Bright Horizons Family Solutions, Inc.	1.9%
TransUnion	1.8%
Everest Group Ltd.	1.8%
ACV Auctions, Inc.	1.8%
Old National Bancorp	1.7%
Chemed Corp.	1.7%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair Small-Mid Cap
Core Fund
Class R6 / WBCRX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair Small-Mid Cap Core Fund Class R6 (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Core Fund Class R6	$ 95	0.90%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 12.16% (net of fees) for the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the Russell 2500
™
Index, which returned 12.00% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 23.81%.
The Fund performed approximately in line with the performance of the Russell 2500
TM
Index in the full year period, primarily driven by stock-specific dynamics. Stock selection in Financials, including our positions in Baldwin Insurance Group and Virtu Financial, and Materials, including our position in Sylvamo, contributed positively to relative returns. Other notable contributors included BWX Technologies (Industrials) and Doximity (Health Care). Our top individual detractors included New Fortress (Energy), Acadia Healthcare (Health Care), Neogen (Health Care) and National Vision (Consumer Discretionary). Stock selection in Real Estate, including our position in Americold Realty Trust, was also a detractor.
TOP PERFORMANCE CONTRIBUTORS
Baldwin Insurance
, an independent insurance agent/broker and managing general agent/underwriter, reported strong organic revenue growth earlier in the year.
BWX Technologies
is a manufacturer of propulsion systems for the U.S. Navy, benefited from strong financial results with revenue and earnings ahead of expectations.
TOP PERFORMANCE DETRACTORS
New Fortress Energy
develops, finances and constructs liquified natural gas (“LNG”) assets and related infrastructure. Shares declined due to the delayed launch of its first FLNG (Fast LNG) project and the delayed receipt of a sizeable contract payment related to emergency power assets in Puerto Rico.
Acadia Healthcare
, a behavioral health company, received several government inquiries regarding patient admissions, length of stay, and billing practices, creating an overhang on both the stock and patient referrals during the quarter.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	1 Year	5 Years	Since Inception
Small-Mid Cap Core Fund Class R6	12.16%	9.99%	10.88%
Russell 3000® Index	23.81%	13.86%	15.03%
Russell 2500™ Index	12.00%	8.77%	10.04%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 124,651
Number of portfolio holdings	89
Net advisory fees paid (in $000s)	$ 1,444
Portfolio turnover rate	59%
Graphical Representation of Holdings
The tables below show the
investment
makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Carlyle Group, Inc.	2.5%
SharkNinja, Inc.	2.2%
Western Alliance Bancorp	2.1%
Primo Brands Corporation	1.9%
Bright Horizons Family Solutions, Inc.	1.9%
TransUnion	1.8%
Everest Group Ltd.	1.8%
ACV Auctions, Inc.	1.8%
Old National Bancorp	1.7%
Chemed Corp.	1.7%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair Small-Mid Cap
Growth Fund
Class I / WSMDX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair Small-Mid Cap Growth Fund Class I (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Growth Fund Class I	$ 105	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 11.51% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell 2500
™
Growth Index, which returned 13.90% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 23.81%.
The Fund lagged the return of the Russell 2500 Growth Index in the full year period, primarily driven by stock-specific dynamics. Stock selection in Energy, including our position in New Fortress, detracted from performance. Other notable detractors included Acadia Healthcare (Health Care), Evolent Health (Health Care), Neogen Corp (Health Care) and National Vision (Consumer Discretionary). Positive stock selection in Consumer Staples, including our positions in Freshpet and Primo Brands, added value during the period. Other top contributors included Doximity (Health Care), BWX Technologies (Industrials) and Insmed (Health Care).
TOP PERFORMANCE CONTRIBUTORS
Freshpet
, a leading manufacturer of refrigerated fresh pet food, outperformed due to strong sales growth and market share gains.
Doximity
, the leading digital network for medical professionals in the United States, benefited from strong new product growth and favorable user engagement metrics.
TOP PERFORMANCE DETRACTORS
New Fortress Energy
develops, finances and constructs liquified natural gas (“LNG:) assets and related infrastructure. Shares declined due to the delayed launch of its first FLNG (Fast LNG) project and the delayed receipt of a sizeable contract payment related to emergency power assets in Puerto Rico.
Acadia Healthcare
, a behavioral health company, received several government inquiries regarding patient admissions, length of stay, and billing practices, creating an overhang on both the stock and patient referrals during the quarter.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Small-Mid Cap Growth Fund Class I	11.51%	7.81%	10.39%
Russell 3000 ® Index	23.81%	13.86%	12.55%
Russell 2500 ™ Growth Index	13.90%	8.08%	9.45%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,887,232
Number of portfolio holdings	80
Net advisory fees paid (in $000s)	$ 16,315
Portfolio turnover rate	63%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Carlyle Group, Inc.	2.3%
Primo Brands Corporation	2.3%
e.l.f. Beauty, Inc.	2.1%
Doximity, Inc.	2.1%
Dynatrace, Inc.	2.0%
Talen Energy Corporation	2.0%
Confluent, Inc.	2.0%
SharkNinja, Inc.	2.0%
Bright Horizons Family Solutions, Inc.	1.8%
Chemed Corp.	1.8%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair Small-Mid Cap
Growth Fund
Class N / WSMNX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair Small-Mid Cap Growth Fund Class N (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Growth Fund Class N	$ 131	1.24%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 11.21% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell 2500
™
Growth Index, which returned 13.90% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 23.81%.
The Fund lagged the return of the Russell 2500 Growth Index in the full year period, primarily driven by stock-specific dynamics. Stock selection in Energy, including our position in New Fortress, detracted from performance. Other notable detractors included Acadia Healthcare (Health Care), Evolent Health (Health Care), Neogen Corp (Health Care) and National Vision (Consumer Discretionary). Positive stock selection in Consumer Staples, including our positions in Freshpet and Primo Brands, added value during the period. Other top contributors included Doximity (Health Care), BWX Technologies (Industrials) and Insmed (Health Care).
TOP PERFORMANCE CONTRIBUTORS
Freshpet
, a leading manufacturer of refrigerated fresh pet food, outperformed due to strong sales growth and market share gains.
Doximity
, the leading digital network for medical professionals in the United States, benefited from strong new product growth and favorable user engagement metrics.
TOP PERFORMANCE DETRACTORS
New Fortress Energy
develops, finances and constructs liquified natural gas (“LNG:) assets and related infrastructure. Shares declined due to the delayed launch of its first FLNG (Fast LNG) project and the delayed receipt of a sizeable contract payment related to emergency power assets in Puerto Rico.
Acadia Healthcare
, a behavioral health company, received several government inquiries regarding patient admissions, length of stay, and billing practices, creating an overhang on both the stock and patient referrals during the quarter.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Small-Mid Cap Growth Fund Class N	11.21%	7.54%	10.11%
Russell 3000 ® Index	23.81%	13.86%	12.55%
Russell 2500 ™ Growth Index	13.90%	8.08%	9.45%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,887,232
Number of portfolio holdings	80
Net advisory fees paid (in $000s)	$ 16,315
Portfolio turnover rate	63%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Carlyle Group, Inc.	2.3%
Primo Brands Corporation	2.3%
e.l.f. Beauty, Inc.	2.1%
Doximity, Inc.	2.1%
Dynatrace, Inc.	2.0%
Talen Energy Corporation	2.0%
Confluent, Inc.	2.0%
SharkNinja, Inc.	2.0%
Bright Horizons Family Solutions, Inc.	1.8%
Chemed Corp.	1.8%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair Small-Mid Cap
Growth Fund
Class R6 / WSMRX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair Small-Mid Cap Growth Fund Class R6 (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Growth Fund Class R6	$ 99	0.94%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 11.54% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell 2500
™
Growth Index, which returned 13.90% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 23.81%.
The Fund lagged the return of the Russell 2500 Growth Index in the full year period, primarily driven by stock-specific dynamics. Stock selection in Energy, including our position in New Fortress, detracted from performance. Other notable detractors included Acadia Healthcare (Health Care), Evolent Health (Health Care), Neogen Corp (Health Care) and National Vision (Consumer Discretionary). Positive stock selection in Consumer Staples, including our positions in Freshpet and Primo Brands, added value during the period. Other top contributors included Doximity (Health Care), BWX Technologies (Industrials) and Insmed (Health Care).
TOP PERFORMANCE CONTRIBUTORS
Freshpet
, a leading manufacturer of refrigerated fresh pet food, outperformed due to strong sales growth and market share gains.
Doximity
, the leading digital network for medical professionals in the United States, benefited from strong new product growth and favorable user engagement metrics.
TOP PERFORMANCE DETRACTORS
New Fortress Energy
develops, finances and constructs liquified natural gas (“LNG:) assets and related infrastructure. Shares declined due to the delayed launch of its first FLNG (Fast LNG) project and the delayed receipt of a sizeable contract payment related to emergency power assets in Puerto Rico.
Acadia Healthcare
, a behavioral health company, received several government inquiries regarding patient admissions, length of stay, and billing practices, creating an overhang on both the stock and patient referrals during the quarter.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	1 Year	5 Years	Since Inception
Small-Mid Cap Growth Fund Class R6	11.54%	7.86%	8.40%
Russell 3000 ® Index	23.81%	13.86%	14.26%
Russell 2500 ™ Growth Index	13.90%	8.08%	8.74%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,887,232
Number of portfolio holdings	80
Net advisory fees paid (in $000s)	$ 16,315
Portfolio turnover rate	63%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Carlyle Group, Inc.	2.3%
Primo Brands Corporation	2.3%
e.l.f. Beauty, Inc.	2.1%
Doximity, Inc.	2.1%
Dynatrace, Inc.	2.0%
Talen Energy Corporation	2.0%
Confluent, Inc.	2.0%
SharkNinja, Inc.	2.0%
Bright Horizons Family Solutions, Inc.	1.8%
Chemed Corp.	1.8%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings
and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair Small-Mid Cap
Value Fund
Class I / ISMVX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair Small-Mid Cap Value Fund Class I (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Value Fund Class I	$ 87	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 5.39% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell 2500
®
Value Index, which returned 10.98% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 23.81%.
The Fund’s underperformance versus its benchmark was driven by poor sector stock selection
due to the Fund’s relative underperformance in the Consumer Discretionary, Information Technology, and Financials sectors. Despite negative performance, the Fund had positive sector allocation in
8 of the 11 Global Industry Classification Standard economic sectors during the period.
TOP PERFORMANCE CONTRIBUTORS
Tecnoglass
is a low-cost manufacturer, distributor, and installer of architectural glass and windows used in residential and commercial applications with a focus on hurricane-related windows. Tecnoglass has benefited from both its geographic expansion, as well as a ramp up in capacity within its high margin, vinyl business.
Alaska Air Group
through its subsidiaries, provides air services to passengers in multiple destinations, as well as freight and mail services. The company’s healthy balance sheet, margin improvement, and positive synergies from the successful acquisition of Hawaiian Airlines have contributed to the stock’s outperformance during the period.
Armstrong World Industries
is the leading provider of suspended ceiling tile and grid systems in North America, operating in the mineral fiber and architectural specialties segments. The company has had continued strength in volumes and average unit value contribution due to pricing power within its mineral fiber business.
TOP PERFORMANCE DETRACTORS
QuidelOrtho
is a diagnostics company with offerings across various setting including labs, transfusion medicine, point of care, and molecular diagnostics. The company has struggled due to questions surrounding its ability to maintain growth, as well as the future of its respiratory business post pandemic.
Bloomin’ Brands
owns and operates a chain of casual dining restaurants. Weak traffic and same store sales growth continue to be headwinds for the company.
Acadia Healthcare
is a behavioral health provider operating the full spectrum of behavioral health facilities. Acadia’s primary headwind pertains to a large payout of its portion of a settlement concerning one of the company’s New Mexico based facilities.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	1 Year	Since Inception
Small-Mid Cap Value Fund Class I	5.39%	8.72%
Russell 3000® Index	23.81%	25.39%
Russell 2500® Value Index	10.98%	16.09%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 3,350
Number of portfolio holdings	87
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate	44%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Carlyle Group, Inc.	1.4%
Genpact Ltd.	1.4%
Columbia Banking System, Inc.	1.4%
Silgan Holdings, Inc.	1.4%
U.S. Foods Holding Corp.	1.4%
Labcorp Holdings, Inc.	1.4%
Tecnoglass, Inc.	1.4%
Air Lease Corp.	1.4%
Avnet, Inc.	1.4%
Maximus, Inc.	1.4%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair Small-Mid Cap
Value Fund
Class R6 / RSMVX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair Small-Mid Cap Value Fund Class R6 (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Value Fund Class R6	$ 82	0.80%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 5.37% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell 2500
®
Value Index, which returned 10.98% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 23.81%.
The Fund’s underperformance versus its benchmark was driven by poor sector stock selection due to the Fund’s relative underperformance in the Consumer Discretionary, Information Technology, and Financials sectors. Despite negative performance, the Fund had positive sector allocation in
8 of the 11 Global Industry Classification Standard economic sectors during the period.
TOP PERFORMANCE CONTRIBUTORS
Tecnoglass
is a low-cost manufacturer, distributor, and installer of architectural glass and windows used in residential and commercial applications with a focus on hurricane-related windows. Tecnoglass has benefited from both its geographic expansion, as well as a ramp up in capacity within its high margin, vinyl business.
Alaska Air Group
through its subsidiaries, provides air services to passengers in multiple destinations, as well as freight and mail services. The company’s healthy balance sheet, margin improvement, and positive synergies from the successful acquisition of Hawaiian Airlines have contributed to the stock’s outperformance during the period.
Armstrong World Industries
is the leading provider of suspended ceiling tile and grid systems in North America, operating in the mineral fiber and architectural specialties segments. The company has had continued strength in volumes and average unit value contribution due to pricing power within its mineral fiber business.
TOP PERFORMANCE DETRACTORS
QuidelOrtho
is a diagnostics company with offerings across various setting including labs, transfusion medicine, point of care, and molecular diagnostics. The company has struggled due to questions surrounding its ability to maintain growth, as well as the future of its respiratory business post pandemic.
Bloomin’ Brands
owns and operates a chain of casual dining restaurants. Weak traffic and same store sales growth continue to be headwinds for the company.
Acadia Healthcare
is a behavioral health provider operating the full spectrum of behavioral health facilities. Acadia’s primary headwind pertains to a large payout of its portion of a settlement concerning one of the company’s New Mexico based facilities.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	1 Year	Since Inception
Small-Mid Cap Value Fund Class R6	5.37%	8.74%
Russell 3000® Index	23.81%	25.39%
Russell 2500® Value Index	10.98%	16.09%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 3,350
Number of portfolio holdings	87
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate	44%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Carlyle Group, Inc.	1.4%
Genpact Ltd.	1.4%
Columbia Banking System, Inc.	1.4%
Silgan Holdings, Inc.	1.4%
U.S. Foods Holding Corp.	1.4%
Labcorp Holdings, Inc.	1.4%
Tecnoglass, Inc.	1.4%
Air Lease Corp.	1.4%
Avnet, Inc.	1.4%
Maximus, Inc.	1.4%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair Small Cap Growth Fund
Class I / WBSIX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair Small Cap Growth Fund Class I (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Growth Fund Class I	$ 109	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 19.36% (net of fees) for the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the Russell 2000
®
Growth Index, which returned 15.15% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 23.81%.
The Fund outperformed the return of the Russell 2000 Growth Index in the full year period, primarily driven by stock-specific dynamics.

The top contributors to performance included Vital Farms (Consumer Staples), Insmed (Health Care), Doximity (Health Care), United States Lime & Minerals (Materials) and Vertex (Information Technology).

Stock selection in multiple sectors, including Health Care and Information Technology, also benefited performance. The top detractors during the period included New Fortress Energy (Energy), Acadia Healthcare (Health Care), Weatherford International (Energy) and Orion S.A. (Materials).

Stock selection in Industrials, including our position in Shoals Technologies Group, also detracted from returns.
TOP PERFORMANCE CONTRIBUTORS
Vital Farms
, the leader in the U.S. pasture-raised egg market, outperformed on strong sales growth driven by a combination of volume and pricing. We believe Vital Farms will be a significant beneficiary as the broader egg industry evolves to cage-free production and Vital Farms further builds out its farmer network.
Insmed
is a commercial stage biopharmaceutical company focusing on rare/orphan diseases.

The company announced positive results from its ASPEN Phase 3 study of brensocatib in non-cystic fibrosis bronchiectasis that demonstrated strong results which benefited the stock.
TOP PERFORMANCE DETRACTORS
New Fortress Energy
develops, finances and constructs liquified natural gas (“LNG”) assets and related infrastructure. Shares declined due to the delayed launch of its first FLNG (Fast LNG) project and the delayed receipt of a sizeable contract payment related to emergency power assets in Puerto Rico.
Acadia Healthcare
, a behavioral health company, received several government inquiries regarding patient admissions, length of stay, and billing practices, creating an overhang on both the stock and patient referrals during the quarter.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Small Cap Growth Fund Class I	19.36%	11.38%	11.57%
Russell 3000 ® Index	23.81%	13.86%	12.55%
Russell 2000 ® Growth Index	15.15%	6.86%	8.09%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 917,371
Number of portfolio holdings	89
Net advisory fees paid (in $000s)	$ 6,841
Portfolio turnover rate	75%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund,
representing percentage of the total net assets
of the Fund.
Top Ten Holdings
Casella Waste Systems, Inc.	2.6%
Doximity, Inc.	1.9%
ACV Auctions, Inc.	1.9%
Mercury Systems, Inc.	1.7%
Brink's Co.	1.7%
Vericel Corp.	1.7%
FirstService Corp.	1.7%
Balchem Corp.	1.6%
FTAI Aviation Ltd.	1.6%
Planet Fitness, Inc.	1.5%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair Small Cap Growth Fund
Class N / WBSNX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair Small Cap Growth Fund Class N (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Growth Fund Class N	$ 136	1.24%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 19.07% (net of fees) for the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the Russell 2000
®
Growth Index, which returned 15.15% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 23.81%.
The Fund outperformed the return of the Russell 2000 Growth Index in the full year period, primarily driven by stock-specific dynamics.

The top contributors to performance included Vital Farms (Consumer Staples), Insmed (Health Care), Doximity (Health Care), United States Lime & Minerals (Materials) and Vertex (Information Technology).

Stock selection in multiple sectors, including Health Care and Information Technology, also benefited performance. The top detractors during the period included New Fortress Energy (Energy), Acadia Healthcare (Health Care), Weatherford International (Energy) and Orion S.A. (Materials).

Stock selection in Industrials, including our position in Shoals Technologies Group, also detracted from returns.
TOP PERFORMANCE CONTRIBUTORS
Vital Farms
, the leader in the U.S. pasture-raised egg market, outperformed on strong sales growth driven by a combination of volume and pricing. We believe Vital Farms will be a significant beneficiary as the broader egg industry evolves to cage-free production and Vital Farms further builds out its farmer network.
Insmed
is a commercial stage biopharmaceutical company focusing on rare/orphan diseases.

The company announced positive results from its ASPEN Phase 3 study of brensocatib in non-cystic fibrosis bronchiectasis that demonstrated strong results which benefited the stock.
TOP PERFORMANCE DETRACTORS
New Fortress Energy
develops, finances and constructs liquified natural gas (“LNG”) assets and related infrastructure. Shares declined due to the delayed launch of its first FLNG (Fast LNG) project and the delayed receipt of a sizeable contract payment related to emergency power assets in Puerto Rico.
Acadia Healthcare
, a behavioral health company, received several government inquiries regarding patient admissions, length of stay, and billing practices, creating an overhang on both the stock and patient referrals during the quarter.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Small Cap Growth Fund Class N	19.07%	11.10%	11.29%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions
or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 917,371
Number of portfolio holdings	89
Net advisory fees paid (in $000s)	$ 6,841
Portfolio turnover rate	75%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund,
representing
percentage of the total net assets of the Fund.
Top Ten Holdings
Casella Waste Systems, Inc.	2.6%
Doximity, Inc.	1.9%
ACV Auctions, Inc.	1.9%
Mercury Systems, Inc.	1.7%
Brink's Co.	1.7%
Vericel Corp.	1.7%
FirstService Corp.	1.7%
Balchem Corp.	1.6%
FTAI Aviation Ltd.	1.6%
Planet Fitness, Inc.	1.5%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus
, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair Small Cap Growth Fund
Class R6 / WBSRX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair Small Cap Growth Fund Class R6 (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Growth Fund Class R6	$ 103	0.94%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 19.41% (net of fees) for the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the Russell 2000
®
Growth Index, which returned 15.15% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 23.81%.
The Fund outperformed the return of the Russell 2000 Growth Index in the full year period, primarily driven by stock-specific dynamics.

The top contributors to performance included Vital Farms (Consumer Staples), Insmed (Health Care), Doximity (Health Care), United States Lime & Minerals (Materials) and Vertex (Information Technology).

Stock selection in multiple sectors, including Health Care and Information Technology, also benefited performance. The top detractors during the period included New Fortress Energy (Energy), Acadia Healthcare (Health Care), Weatherford International (Energy) and Orion S.A. (Materials).

Stock selection in Industrials, including our position in Shoals Technologies Group, also detracted from returns.
TOP PERFORMANCE CONTRIBUTORS
Vital Farms
, the leader in the U.S. pasture-raised egg market, outperformed on strong sales growth driven by a combination of volume and pricing. We believe Vital Farms will be a significant beneficiary as the broader egg industry evolves to cage-free production and Vital Farms further builds out its farmer network.
Insmed
is a commercial stage biopharmaceutical company focusing on rare/orphan diseases.

The company announced positive results from its ASPEN Phase 3 study of brensocatib in non-cystic fibrosis bronchiectasis that demonstrated strong results which benefited the stock.
TOP PERFORMANCE DETRACTORS
New Fortress Energy
develops, finances and constructs liquified natural gas (“LNG”) assets and related infrastructure. Shares declined due to the delayed launch of its first FLNG (Fast LNG) project and the delayed receipt of a sizeable contract payment related to emergency power assets in Puerto Rico.
Acadia Healthcare
, a behavioral health company, received several government inquiries regarding patient admissions, length of stay, and billing practices, creating an overhang on both the stock and patient referrals during the quarter.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	1 Year	5 Years	Since Inception
Small Cap Growth Fund Class R6	19.41%	11.45%	10.56%
Russell 3000 ® Index	23.81%	13.86%	14.26%
Russell 2000 ® Growth Index	15.15%	6.86%	7.40%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund
Statistics
Fund net assets (in $000s)	$ 917,371
Number of portfolio holdings	89
Net advisory fees paid (in $000s)	$ 6,841
Portfolio turnover rate	75%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the
total net assets of the Fund.
Top Ten Holdings
Casella Waste Systems, Inc.	2.6%
Doximity, Inc.	1.9%
ACV Auctions, Inc.	1.9%
Mercury Systems, Inc.	1.7%
Brink's Co.	1.7%
Vericel Corp.	1.7%
FirstService Corp.	1.7%
Balchem Corp.	1.6%
FTAI Aviation Ltd.	1.6%
Planet Fitness, Inc.	1.5%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this
information
by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair Small Cap Value Fund
Class I / ICSCX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair Small Cap Value Fund Class I (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Value Fund Class I	$ 91	0.89%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 3.44% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell 2000
®
Value Index, which returned 8.05% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 23.81%.
The Fund’s underperformance versus its benchmark was driven by poor stock selection in the Consumer Discretionary, Materials, and Industrials sectors. Despite negative performance, the Fund had positive sector allocation in 7 of the 11 Global Industry Classification Standard economic sectors during the period. Positive sector allocation was especially additive to relative performance due to an underweight in the Health Care sector and an overweight position to the Information Technology sector.
TOP PERFORMANCE CONTRIBUTORS
Tecnoglass
is a low-cost manufacturer, distributor, and installer of architectural glass and windows used in residential and commercial applications with a focus on hurricane-related windows. Tecnoglass has benefited from both its geographic expansion, as well as a ramp up in capacity within its high margin, vinyl business.
Tower Semiconductor
is an independent foundry providing semiconductor integrated circuits manufacturing and related design services. Tower Semiconductor has benefitted from the growing success in its Silicon Photonics business, which has been used in data centers to fuel artificial intelligence.
Granite Construction
is a heavy civil construction and transportation contractor, which services both the public and private sectors. Granite has benefitted from tailwinds related to increased infrastructure spend, as well as “at-risk” projects finally rolling off.
TOP PERFORMANCE DETRACTORS
Bloomin’ Brands
owns and operates a chain of casual dining restaurants. Weak traffic and same store sales growth continue to be headwinds for the company.
Orion
supplies chemical products and offers carbon black for coatings, printing inks, polymers, rubber, and other applications, as well as for state-of-the-art lithium batteries for electric vehicles. Smaller capitalized materials companies, especially those with E.V. exposure, like Orion, have been under increased pressure in 2024.
Janus International Group
is a leading manufacturer and installer of steel doors, building structures, and hardware for self-storage industry as well and other commercial warehouses. Elevated interest rates have contributed to poor performance for those exposed to self-storage due to lower level of new homes purchased.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Small Cap Value Fund Class I	3.44%	6.29%	7.80%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Value Index	8.05%	7.29%	7.14%
On July 16, 2021, the Fund acquired the assets and assumed the liabilities
of the ICM Small
Company
Portfolio (the “Predecessor Fund”) in a reorganization (the “Reorganization”). The Predecessor Fund’s (Institutional Class shares) performance and financial history have been adopted by Class I shares of the Fund following the Reorganization. The performance of the Predecessor Fund has not been restated to reflect the annual operating expenses of Class I shares of the Fund. Because the Fund had different fees and expenses than the Predecessor Fund, the Predecessor Fund would therefore have had different performance results if it was subject to the Fund’s fees and expenses.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund
Statistics
Fund net assets (in $000s)	$ 1,351,736
Number of portfolio holdings	110
Net advisory fees paid (in $000s)	$ 9,678
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Tower Semiconductor Ltd.	1.5%
Ameris Bancorp	1.4%
Texas Capital Bancshares, Inc.	1.4%
Columbia Banking System, Inc.	1.4%
Taylor Morrison Home Corp.	1.4%
Gulfport Energy Corp.	1.3%
John Wiley & Sons, Inc.	1.3%
Old National Bancorp	1.3%
Knowles Corp.	1.3%
La-Z-Boy, Inc.	1.2%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair Small Cap Value Fund
Class N / WBVNX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair Small Cap Value Fund Class N (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Value Fund Class N	$ 117	1.15%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 3.21% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell 2000
®
Value Index, which returned 8.05% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 23.81%.
The
Fund’s
underperformance versus its benchmark was driven by poor stock selection in the Consumer Discretionary, Materials, and Industrials sectors. Despite negative performance, the Fund had positive sector allocation in 7 of the 11 Global Industry Classification Standard economic sectors during the period. Positive sector allocation was especially additive to relative performance due to an underweight in the Health Care sector and an overweight position to the Information Technology sector.
TOP PERFORMANCE CONTRIBUTORS
Tecnoglass
is a low-cost manufacturer, distributor, and installer of architectural glass and windows used in residential and commercial applications with a focus on hurricane-related windows. Tecnoglass has benefited from both its geographic expansion, as well as a ramp up in capacity within its high margin, vinyl business.
Tower Semiconductor
is an independent foundry providing semiconductor integrated circuits manufacturing and related design services. Tower Semiconductor has benefitted from the growing success in its Silicon Photonics business, which has been used in data centers to fuel artificial intelligence.
Granite Construction
is a heavy civil construction and transportation contractor, which services both the public and private sectors. Granite has benefitted from tailwinds related to increased infrastructure spend, as well as “at-risk” projects finally rolling off.
TOP PERFORMANCE DETRACTORS
Bloomin’ Brands
owns and operates a chain of casual dining restaurants. Weak traffic and same store sales growth continue to be headwinds for the company.
Orion
supplies chemical products and offers carbon black for coatings, printing inks, polymers, rubber, and other applications, as well as for state-of-the-art lithium batteries for electric vehicles. Smaller capitalized materials companies, especially those with E.V. exposure, like Orion, have been under increased pressure in 2024.
Janus International Group
is a leading manufacturer and installer of steel doors, building structures, and hardware for self-storage industry as well and other commercial warehouses. Elevated interest rates have contributed to poor performance for those exposed to self-storage due to lower level of new homes purchased.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	Since Inception
Small Cap Value Fund Class N	3.21%	2.76%
Russell 3000 ® Index	23.81%	9.71%
Russell 2000 ® Value Index	8.05%	3.81%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key
Fund
Statistics
Fund net assets (in $000s)	$ 1,351,736
Number of portfolio holdings	110
Net advisory fees paid (in $000s)	$ 9,678
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Tower Semiconductor Ltd.	1.5%
Ameris Bancorp	1.4%
Texas Capital Bancshares, Inc.	1.4%
Columbia Banking System, Inc.	1.4%
Taylor Morrison Home Corp.	1.4%
Gulfport Energy Corp.	1.3%
John Wiley & Sons, Inc.	1.3%
Old National Bancorp	1.3%
Knowles Corp.	1.3%
La-Z-Boy, Inc.	1.2%
Sector Allocation
Availability of Additional
Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair Small Cap Value Fund
Class R6 / WBVRX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair Small Cap Value Fund Class R6 (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Value Fund Class R6	$ 80	0.79%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 3.56% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell 2000
®
Value Index, which returned 8.05% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 23.81%.
The Fund’s underperformance versus its benchmark was driven by poor stock selection in the Consumer Discretionary, Materials, and Industrials sectors. Despite negative performance, the Fund had positive sector allocation in 7 of the 11 Global Industry Classification Standard economic sectors during the period. Positive sector allocation was especially additive to relative performance due to an underweight in the Health Care sector and an overweight position to the Information Technology sector.
TOP PERFORMANCE CONTRIBUTORS
Tecnoglass
is a low-cost manufacturer, distributor, and installer of architectural glass and windows used in residential and commercial applications with a focus on hurricane-related windows. Tecnoglass has benefited from both its geographic expansion, as well as a ramp up in capacity within its high margin, vinyl business.
Tower Semiconductor
is an independent foundry providing semiconductor integrated circuits manufacturing and related design services. Tower Semiconductor has benefitted from the growing success in its Silicon Photonics business, which has been used in data centers to fuel artificial intelligence.
Granite Construction
is a heavy civil construction and transportation contractor, which services both the public and private sectors. Granite has benefitted from tailwinds related to increased infrastructure spend, as well as “at-risk” projects finally rolling off.
TOP PERFORMANCE DETRACTORS
Bloomin’ Brands
owns and operates a chain of casual dining restaurants. Weak traffic and same store sales growth continue to be headwinds for the company.
Orion
supplies chemical products and offers carbon black for coatings, printing inks, polymers, rubber, and other applications, as well as for state-of-the-art lithium batteries for electric vehicles. Smaller capitalized materials companies, especially those with E.V. exposure, like Orion, have been under increased pressure in 2024.
Janus International Group
is a leading manufacturer and installer of steel doors, building structures, and hardware for self-storage industry as well and other commercial warehouses. Elevated interest rates have contributed to poor performance for those exposed to self-storage due to lower level of new homes purchased.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	1 Year	Since Inception
Small Cap Value Fund Class R6	3.56%	3.12%
Russell 3000® Index	23.81%	9.71%
Russell 2000® Value Index	8.05%	3.81%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,351,736
Number of portfolio holdings	110
Net advisory fees paid (in $000s)	$ 9,678
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables
below
show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Tower Semiconductor Ltd.	1.5%
Ameris Bancorp	1.4%
Texas Capital Bancshares, Inc.	1.4%
Columbia Banking System, Inc.	1.4%
Taylor Morrison Home Corp.	1.4%
Gulfport Energy Corp.	1.3%
John Wiley & Sons, Inc.	1.3%
Old National Bancorp	1.3%
Knowles Corp.	1.3%
La-Z-Boy, Inc.	1.2%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information
at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies
, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair Global Leaders Fund
Class I / WGFIX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair Global Leaders Fund Class I (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Global Leaders Fund Class I	$ 93	0.90%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 7.71% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed
its benchmark, the MSCI
All
Country World IMI (net), which returned 16.37%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus the Fund's benchmark was driven by stock selection across sectors and in the United States. Selections in Information Technology (“IT”), Industrials, and Health Care were the primary detractors. While the overweight to IT was additive, negative selection was driven by a net underweight position in NVIDIA as it was purchased midyear and the omission of Apple. Within Industrials, Old Dominion Freight Line and Atlas Copco were the primary detractors, while Icon weighed on Health Care returns.
TOP PERFORMANCE DETRACTORS
NVIDIA
’s performance was strong during the period. While competition will increase on the hardware side of the equation, we believe the moat provided by the software and integration aspects has created a durable competitive advantage and ecosystem enabling its customers to innovate. The underperformance is driven by timing as we did not hold NVIDIA early in the year.
Within Industrials, both
Old Dominion Freight Line
(“ODFL”) and
Atlas Copco
have been plagued by a delayed upcycle. ODFL is the second-largest less-than-truckload freight carrier in the U.S. The stock was down on disappointing near-term operations as trucking volumes failed to point to a recovery in market conditions and lowered growth expectations in the near term. Atlas Copco’s stock underperformed on soft demand given weakness in construction and autos and a mixed economic backdrop across regions for the industrial business. This was partially offset by a continuation of the positive trend in the semiconductor-related business.
Negative stock selection in Health Care was driven by exposure to
Icon
. Icon’s stock underperformed on weaker-than-expected fundamental results driving a significant downgrade to forward earnings power.
TOP PERFORMANCE CONTRIBUTORS
Partly offsetting underperformance was a combination of sector allocation driven by an overweight to IT and underweight to Consumer Staples, and stock selection in Communication Services and emerging markets. Within Communication Services, positions in
Meta Platforms
and
Alphabet
were among
the
top 10 contributors for the year. Meta outperformed on strong fundamental results throughout the year and an increase in multiples with other U.S. technology leaders. Alphabet, the parent company of Google, also outperformed within the U.S. technology complex.
In Consumer Staples, relative outperformance was driven by an underweight to an underperforming sector and exposure to
Walmart
. Walmart’s stock appreciated in the period on positive fundamental results, including broad-based execution in retail, e-commerce, and advertising.
Within emerging markets, relative performance was partially offset by a meaningful position in
Taiwan Semiconductor Manufacturing Company
(“TSMC”). TSMC’s stock strengthened on strong fundamental performance and as cutting-edge technology companies globally outperformed on expectations for artificial intelligence to drive long-term demand.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024

(or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Global Leaders Fund Class I	7.71%	7.60%	9.03%
MSCI All Country World IMI (net)	16.37%	9.67%	9.00%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 54,177
Number of portfolio holdings	69
Net advisory fees paid (in $000s)	$ 493
Portfolio turnover rate	57%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	5.7%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.4%
Alphabet, Inc.	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Mastercard, Inc.	3.2%
Meta Platforms, Inc.	3.0%
Compass Group PLC	2.1%
Hermes International SCA	2.1%
Broadcom, Inc.	2.1%
Sector Allocation
Geographic Diversification
Material Fund Changes
Effective September 9, 2024, the Fund's principal investment strategies were revised to provide that the Fund’s investments in companies located outside the United States may be lower than 40% of the Fund’s assets if deemed appropriate by the Fund’s investment adviser, but such investments may not be lower than 30% of the Fund’s assets. In addition, the restriction on investing more than 65% of the Fund’s equity holdings in securities of issuers in any one country at any given time was eliminated.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect will be available by May 1, 2025 at
www.williamblairfunds.com/literature/forms
or upon request by contacting us at 1-800-742-7272.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting informatio
n
at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair Global Leaders Fund
Class N / WGGNX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair Global Leaders Fund Class N (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Global Leaders Fund Class N	$ 119	1.15%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 7.47% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI
All
Country World IMI (net), which returned 16.37%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus the Fund's benchmark was driven by stock selection across sectors and in the United States. Selections in Information Technology (“IT”), Industrials, and Health Care were the primary detractors. While the overweight to IT was additive, negative selection was driven by a net underweight position in NVIDIA as it was purchased midyear and the omission of Apple. Within Industrials, Old Dominion Freight Line and Atlas Copco were the primary detractors, while Icon weighed on Health Care returns.
TOP PERFORMANCE DETRACTORS
NVIDIA
’s performance was strong during the period. While competition will increase on the hardware side of the equation, we believe the moat provided by the software and integration aspects has created a durable competitive advantage and ecosystem enabling its customers to innovate. The underperformance is driven by timing as we did not hold NVIDIA early in the year.
Within Industrials, both
Old Dominion Freight Line
(“ODFL”) and
Atlas Copco
have been plagued by a delayed upcycle. ODFL is the second-largest less-than-truckload freight carrier in the U.S. The stock was down on disappointing near-term operations as trucking volumes failed to point to a recovery in market conditions and lowered growth expectations in the near term. Atlas Copco’s stock underperformed on soft demand given weakness in construction and autos and a mixed economic backdrop across regions for the industrial business. This was partially offset by a continuation of the positive trend in the semiconductor-related business.
Negative stock selection in Health Care was driven by exposure to
Icon
. Icon’s stock underperformed on weaker-than-expected fundamental results driving a significant downgrade to forward earnings power.
TOP PERFORMANCE CONTRIBUTORS
Partly offsetting underperformance was a combination of sector allocation driven by an overweight to IT and underweight to Consumer Staples, and stock selection in Communication Services and emerging markets. Within Communication Services, positions in
Meta Platforms
and
Alphabet
were among
the
top 10 contributors for the year. Meta outperformed on strong fundamental results throughout the year and an increase in multiples with other U.S. technology leaders. Alphabet, the parent company of Google, also outperformed within the U.S. technology complex.
In Consumer Staples, relative outperformance was driven by an underweight to an underperforming sector and exposure to
Walmart
. Walmart’s stock appreciated in the period on positive fundamental results, including broad-based execution in retail, e-commerce, and advertising.
Within emerging markets, relative performance was partially offset by a meaningful position in
Taiwan Semiconductor Manufacturing Company
(“TSMC”). TSMC’s stock strengthened on strong fundamental performance and as cutting-edge technology companies globally outperformed on expectations for artificial intelligence to drive long-term demand.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Global Leaders Fund Class N	7.47%	7.34%	8.74%
MSCI All Country World IMI (net)	16.37%	9.67%	9.00%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 54,177
Number of portfolio holdings	69
Net advisory fees paid (in $000s)	$ 493
Portfolio turnover rate	57%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	5.7%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.4%
Alphabet, Inc.	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Mastercard, Inc.	3.2%
Meta Platforms, Inc.	3.0%
Compass Group PLC	2.1%
Hermes International SCA	2.1%
Broadcom, Inc.	2.1%
Sector Allocation
Geographic Diversification
Material Fund Changes
Effective September 9, 2024, the Fund's principal investment strategies were revised to provide that the Fund’s investments in companies located outside the United States may be lower than 40% of the Fund’s assets if deemed appropriate by the Fund’s investment adviser, but such investments may not be lower than 30% of the Fund’s assets. In addition, the restriction on investing more than 65% of the Fund’s equity holdings in securities of issuers in any one country at any given time was eliminated.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect will be available by May 1, 2025 at
www.williamblairfunds.com/literature/forms
or upon request by contacting us at 1-800-742-7272.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting informatio
n
at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair Global Leaders Fund
Class R6 / BGGIX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair Global Leaders Fund Class R6 (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Global Leaders Fund Class R6	$ 88	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 7.78% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI A ll
Country World IMI (net), which returned 16.37%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus the Fund's benchmark was driven by stock selection across sectors and in the United States. Selections in Information Technology (“IT”), Industrials, and Health Care were the primary detractors. While the overweight to IT was additive, negative selection was driven by a net underweight position in NVIDIA as it was purchased midyear and the omission of Apple. Within Industrials, Old Dominion Freight Line and Atlas Copco were the primary detractors, while Icon weighed on Health Care returns.
TOP PERFORMANCE DETRACTORS
NVIDIA
’s performance was strong during the period. While competition will increase on the hardware side of the equation, we believe the moat provided by the software and integration aspects has created a durable competitive advantage and ecosystem enabling its customers to innovate. The underperformance is driven by timing as we did not hold NVIDIA early in the year.
Within Industrials, both
Old Dominion Freight Line
(“ODFL”) and
Atlas Copco
have been plagued by a delayed upcycle. ODFL is the second-largest less-than-truckload freight carrier in the U.S. The stock was down on disappointing near-term operations as trucking volumes failed to point to a recovery in market conditions and lowered growth expectations in the near term. Atlas Copco’s stock underperformed on soft demand given weakness in construction and autos and a mixed economic backdrop across regions for the industrial business. This was partially offset by a continuation of the positive trend in the semiconductor-related business.
Negative stock selection in Health Care was driven by exposure to
Icon
. Icon’s stock underperformed on weaker-than-expected fundamental results driving a significant downgrade to forward earnings power.
TOP PERFORMANCE CONTRIBUTORS
Partly offsetting underperformance was a combination of sector allocation driven by an overweight to IT and underweight to Consumer Staples, and stock selection in Communication Services and emerging markets. Within Communication Services, positions in
Meta Platforms
and
Alphabet
were among
the
top 10 contributors for the year. Meta outperformed on strong fundamental results throughout the year and an increase in multiples with other U.S. technology leaders. Alphabet, the parent company of Google, also outperformed within the U.S. technology complex.
In Consumer Staples, relative outperformance was driven by an underweight to an underperforming sector and exposure to
Walmart
. Walmart’s stock appreciated in the period on positive fundamental results, including broad-based execution in retail, e-commerce, and advertising.
Within emerging markets, relative performance was partially offset by a meaningful position in
Taiwan Semiconductor Manufacturing Company
(“TSMC”). TSMC’s stock strengthened on strong fundamental performance and as cutting-edge technology companies globally outperformed on expectations for artificial intelligence to drive long-term demand.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Global Leaders Fund Class R6	7.78%	7.66%	9.09%
MSCI All Country World IMI (net)	16.37%	9.67%	9.00%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 54,177
Number of portfolio holdings	69
Net advisory fees paid (in $000s)	$ 493
Portfolio turnover rate	57%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	5.7%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.4%
Alphabet, Inc.	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Mastercard, Inc.	3.2%
Meta Platforms, Inc.	3.0%
Compass Group PLC	2.1%
Hermes International SCA	2.1%
Broadcom, Inc.	2.1%
Sector Allocation
Geographic Diversification
Material Fund Changes
Effective September 9, 2024, the Fund's principal investment strategies were revised to provide that the Fund’s investments in companies located outside the United States may be lower than 40% of the Fund’s assets if deemed appropriate by the Fund’s investment adviser, but such investments may not be lower than 30% of the Fund’s assets. In addition, the restriction on investing more than 65% of the Fund’s equity holdings in securities of issuers in any one country at any given time was eliminated.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect will be available by May 1, 2025 at
www.williamblairfunds.com/literature/forms
or upon request by contacting us at 1-800-742-7272.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting informat ion
at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair International
Leaders Fund
Class I / WILIX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair International Leaders Fund Class I (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Leaders Fund Class I	$ 90	0.90%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned -0.50% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 5.23%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus the benchmark was driven by stock selection on both a sector and regional view. From a sector perspective, allocation effect was positive due to underweight exposures to Materials and Consumer Staples and overweight exposures to Information Technology (“IT”) and Industrials. This was partially offset by an underweight to Financials. Selection effect was negative primarily within Industrials, IT, and Financials. On a regional view, allocation effect was negative due to an underweight to China and overweight in Europe. Selection effect was negative primarily in Europ
e
and Japan, though this was partially offset by positive selection in Latin America.
TOP PERFORMANCE DETRACTORS
The largest contributor to negative performance came from Financials and is due to a combination of the underweight to the sector, specifically underweight to banks and selection within banks. The industry did particularly well due to fewer rate cuts than initially anticipated and a better economic environment than anticipated. Additionally, the strategy was negatively impacted by its position in
Itau Unibanco
, a high-quality, diversified Brazilian bank.
Selection within Industrials was also negative and driven in part by positions in
Vinci
,
Kingsp
a
n
, and
Atlas Copco
. Vinci is a French infrastructure company that operates motorways, airports, renewables, and networks with operations in over 100 countries. The stock has been negatively impacted by French politics during the year.
Kingspan has developed a differentiated technology within the building materials industry that may continue to gain market share globally given the strong value proposition it offers customers. The stock underperformed in the fourth quarter after forward guidance called for the company’s full year 2024 to be “broadly inline” with 2023, after previously guiding for growth.
Atlas Copco manufactures industrial equipment for ind
u
strial use
s
uch as air compressors, industrial vacuums, pumps, generators, and power tools. Recent results have been unfavorable given softness in construction and sluggish industrial activity.
Within IT, the strategy benefited from being overweight semiconductors, but selection within semiconductors was negative due in part to positions in
Lasertec
and
Infineon
. Lasertec is a leading photomask inspection systems supplier with a focus of semiconductor-related products. The position was exited during the third quarter given governance concerns.
Infineon specializes in automotive semiconductors and the
r
ece
n
t pullback is related to decelerating auto demand, albeit from unprecedentedly high levels.
TOP PERFORMANCE CONTRIBUTORS
Partially offsetting this was strong performance from
Taiwan Semiconductor Manufacturing Company
(“TSMC”). As the world’s semiconductor foundry, TSMC is benefiting from the current cyclical and structural upcycle in semiconductors. Throughout the year, earnings have consistently come in above expectations and artificial intelligence demand continues to accelerate.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024

(or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	1 Year	5 Years	10 Years
International Leaders Fund Class I	-0.50%	2.35%	6.10%
MSCI All Country World ex-U.S. IMI (net)	5.23%	4.12%	4.91%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000 s )	$ 1,160,666
Number of portfolio holdings	66
Net advisory fees paid (in $000s)	$ 8,632
Portfolio turnover rate	66%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percenta ge
of the total net assets of the Fu
nd
.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.3%
SAP SE	2.6%
MediaTek, Inc.	2.3%
Schneider Electric SE	2.2%
Industria de Diseno Textil SA	2.2%
London Stock Exchange Group PLC	2.1%
Constellation Software, Inc.	2.1%
Compass Group PLC	2.0%
Sandoz Group AG	2.0%
Intact Financial Corp.	2.0%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair International
Leaders Fund
Class N / WILNX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair International Leaders Fund Class N (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Leaders Fund Class N	$ 115	1.15%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned -0.76% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 5.23%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus the benchmark was driven by stock selection on both a sector and regional view. From a sector perspective, allocation effect was positive due to underweight exposures to Materials and Consumer Staples and overweight exposures to Information Technology (“IT”) and Industrials. This was partially offset by an underweight to Financials. Selection effect was negative primarily within Industrials, IT, and Financials. On a regional view, allocatio
n
effect was negative due to an underweight to China and overweight in Europe. Selection effect was negative primarily in Europe and Japan, though this was partially offset by positive selection in Latin America.
TOP PERFORMANCE DETRACTORS
The largest contributor to negative performance came from Financials and is due to a combination of the underweight to the sector, specifically underweight to banks and selection within banks. The industry did particularly well due to fewer rate cuts than initially anticipated and a better economic environment than anticipated. Additionally, the strategy was negatively impacted by its position in
Itau Unibanco
, a high-quality, diversified Brazilian bank.
Selection within Industrials was also negative and driven in part by positions in
Vinci
,
Kingspan
, and
Atlas Copco
. Vinci is a French infrastructure company that operates motorways, airports, renewables, and networks with operations in over 100 countries. The stock has been negatively impacted by French politics during the year.
Kingspan has developed a differentiated technology within the building materials industry that may continue to gain market share globally given the strong value proposition it offers customers. The stock underperformed in the fourth quarter after forward guidance called for the company’s full year 2024 to be “broadly inline” with 2023, after previously guiding for growth.
Atlas Copco manufactures industrial equipme
n
t for industrial use such as air compressors, industrial vacuums, pumps, generators, and power tools. Recent results have been unfavorable given softness in construction and sluggish industrial activity.
Within IT, the strategy benefited from being overweight semi
c
onductors, but selection within semiconductors was negative due in part to positions in
Lasertec
and
Infineon
. Lasertec is a leading photomask inspection systems supplier with a focus of semiconductor-related products. The position was exited during the third qua rt
er given governance concerns.
Infineon specializes in automotive semiconductors and the recent pullback is related to decelerating auto demand, albeit from unprecedentedly high levels.
TOP PERFORMANCE CONTRIBUTORS
Partially offsett
in
g this was strong performance from
Taiwan Semiconductor Manufacturing Company
(“TSMC”). As the world’s semiconductor foundry, TSMC is benefiting from the current cyclical and structural upcycle in semiconductors. Throughout the year, earnings have consistently come in above expectations and artificial intelligence demand continues to accelerate.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Years	10 Years
International Leaders Fund Class N	-0.76%	2.10%	5.85%
MSCI All Country World ex-U.S. IMI (net)	5.23%	4.12%	4.91%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund S
ta
tistics
Fund net assets (in $000s)	$ 1,160,666
Number of portfolio holdings	66
Net advisory fees paid (in $000s)	$ 8,632
Portfolio turnover rate	66%
Graphical Representation of Holdings
The tables below show the investment makeup of the
Fund
, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.3%
SAP SE	2.6%
MediaTek, Inc.	2.3%
Schneider Electric SE	2.2%
Industria de Diseno Textil SA	2.2%
London Stock Exchange Group PLC	2.1%
Constellation Software, Inc.	2.1%
Compass Group PLC	2.0%
Sandoz Group AG	2.0%
Intact Financial Corp.	2.0%
Sector Allocation
Geogra
p
hic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-
7272
.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair International
Leaders Fund
Class R6 / WILJX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair International Leaders Fund Class R6 (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Leaders Fund Class R6	$ 85	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned -0.51% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 5.23%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus the benchmark was driven by stock selection on both a sector and regional view. From a sector perspective, allocation effect was positive due to underweight exposures to Materials and Consumer Staples and overweight exposures to Information Technology (“IT”) and Industrials. This was partially offset by an underweight to Financials. Selection effect was negative primarily within Industrials, IT, and Financials. On a regional view, allocation effect was negative due to an underweight to China and overweight in Europe. Selection effect was negative primarily in Europe and Japan, though this was partially offset by positive selection in Latin America.
TOP PERFORMANCE DETRACTORS
The largest contributor to negative performance came from Financials and is due to a combination of the underweight to the sector, specifically underweight to banks and selection within banks. The industry did particularly well due to fewer rate cuts than initially anticipated and a better economic environment than anticipated. Additionally, the strategy was negatively impacted by its position in
Itau Unibanco
, a high-quality, diversified Brazilian bank.
Selection within Industrials was also negative and driven in part by positions in
Vinci
,
Kingspan
, and
Atlas Copco
. Vinci is a French infrastructure company that operates motorways, airports, renewables, and networks with operations in over 100 countries. The stock has been negatively impacted by French politics during the year.
Kingspan has developed a differentiated technology within the building materials industry that may continue to gain market share globally given the strong value proposition it offers customers. The stock underperformed in the fourth quarter after forward guidance called for the company’s full year 2024 to be “broadly inline” with 2023, after previously guiding for growth.
Atlas Copco manufactures industrial equipment for industrial use such as air compressors, industrial vacuums, pumps, generators, and power tools. Recent results have been unfavorable given softness in construction and sluggish industrial activity.
Within IT, the strategy benefited from being overweight semiconductors, but selection within semiconductors was negative due in part to positions in
Lasertec
and
Infineon
. Lasertec is a leading photomask inspection systems supplier with a focus of semiconductor-related products. The position was exited during the third quarter given governance concerns.
Infineon specializes in automotive semiconductors and the recent pullback is related to decelerating auto demand, albeit from unprecedentedly high levels.
TOP PERFORMANCE CONTRIBUTORS
Partially offsetting this was strong performance from
Taiwan Semiconductor Manufacturing Company
(“TSMC”). As the world’s semiconductor foundry, TSMC is benefiting from the current cyclical and structural upcycle in semiconductors. Throughout the year, earnings have consistently come in above expectations and artificial intelligence demand continues to accelerate.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	1 Year	5 Years	10 Years
International Leaders Fund Class R6	-0.51%	2.40%	6.18%
MSCI All Country World ex-U.S. IMI (net)	5.23%	4.12%	4.91%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund
Statistics
Fund net assets (in $000s)	$ 1,160,666
Number of portfolio holdings	66
Net advisory fees paid (in $000s)	$ 8,632
Portfolio turnover rate	66%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net
assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.3%
SAP SE	2.6%
MediaTek, Inc.	2.3%
Schneider Electric SE	2.2%
Industria de Diseno Textil SA	2.2%
London Stock Exchange Group PLC	2.1%
Constellation Software, Inc.	2.1%
Compass Group PLC	2.0%
Sandoz Group AG	2.0%
Intact Financial Corp.	2.0%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair International
Growth Fund
Class I / BIGIX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair International Growth Fund Class I (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Growth Fund Class I	$ 100	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 2.38% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 5.23%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus the benchmark

was driven by stock selection on both a sector and regional view. From a sector perspective, allocation effect was positive due to underweight exposures to Materials and Consumer Staples and overweight exposures to Information Technology (“IT”) and Industrials. Selection effect was negative primarily within Industrials and IT, partially offset by positive selection within Consumer Discretionary. On a regional view, allocation effect was negative due to an underweight to China and overweight to Europe. Selection effect was negative primarily in Europe and Canada.
TOP PERFORMANCE DETRACTORS
Within Industrials, negative selection came primarily from
Ryanair
,
SMC Corp
, and
Spirax Group
. Ryanair is a discount airline in Europe, offering low-cost flights primarily catering to leisure travelers. The stock was weak in the middle of the year as the weaker economic environment in Europe impacted pricing during peak travel season.
SMC Corp is solely focused on the factory automation market and is a dominant global player in the pneumatic control segment. The cyclical recovery in industrial production has been pushed out later than initially anticipated, but datapoints confirm that capex has inflected, albeit at a slower pace than previous cycles.
Spirax Group is the global leader in steam applications including the steam trap, which separates steam from water, as well as boiler controls, pressure controls, flow meters, temperature controls and safety valves. The stock has underperformed given the delay in the cyclical recovery of industrial production.
Selection within IT was negative for the year primarily driven by
Lasertec
and
Dassault Systemes
. Lasertec is a leading photomask inspection systems supplier with a focus on semiconductor-related products. The position was exited during the third quarter given governance concerns.
Dassault is a software company specializing in manufacturing and engineering design, with clients in aerospace and defense, transportation, industrial equipment and automation, and healthcare and life sciences. The stock has underperformed this year as revenue and earnings guidance by the company has been recalibrated lower.
TOP PERFORMANCE CONTRIBUTORS
Selection in Consumer Discretionary was positive led by
Dollarama
. Dollarama is a Canadian dollar store that has continued to benefit from trade-down. Same-store-sales-growth has been moderating from highs as expected, but margins and earnings exceeded expectations.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024

(or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	1 Year	5 Years	10 Years
International Growth Fund Class I	2.38%	4.03%	5.15%
MSCI All Country World ex-U.S. IMI (net)	5.23%	4.12%	4.91%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statist
ics
Fund net assets (in $000s)	$ 1,363,132
Number of portfolio holdings	187
Net advisory fees paid (in $000s)	$ 12,152
Portfolio turnover rate	48%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Tencent Holdings Ltd.	2.0%
SAP SE	1.7%
3i Group PLC	1.6%
London Stock Exchange Group PLC	1.3%
Hermes International SCA	1.3%
Lonza Group AG	1.2%
DSV AS	1.2%
Bank Central Asia Tbk. PT	1.2%
MTU Aero Engines AG	1.2%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair International
Growth Fund
Class N / WBIGX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair International Growth Fund Class N (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Growth Fund Class N	$ 125	1.24%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 2.11% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 5.23%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus the benchmark

was driven by stock selection on both a sector and regional view. From a sector perspective, allocation effect was positive due to underweight exposures to Materials and Consumer Staples and overweight exposures to Information Technology (“IT”) and Industrials. Selection effect was negative primarily within Industrials and IT, partially offset by positive selection within Consumer Discretionary. On a regional view, allocation effect was negative due to an underweight to China and overweight to Europe. Selection effect was negative primarily in Europe and Canada.
TOP PERFORMANCE DETRACTORS
Within Industrials, negative selection came primarily from
Ryanair
,
SMC Corp
, and
Spirax Group
. Ryanair is a discount airline in Europe, offering low-cost flights primarily catering to leisure travelers. The stock was weak in the middle of the year as the weaker economic environment in Europe impacted pricing during peak travel season.
SMC Corp is solely focused on the factory automation market and is a dominant global player in the pneumatic control segment. The cyclical recovery in industrial production has been pushed out later than initially anticipated, but datapoints confirm that capex has inflected, albeit at a slower pace than previous cycles.
Spirax Group is the global leader in steam applications including the steam trap, which separates steam from water, as well as boiler controls, pressure controls, flow meters, temperature controls and safety valves. The stock has underperformed given the delay in the cyclical recovery of industrial production.
Selection within IT was negative for the year primarily driven by
Lasertec
and
Dassault Systemes
. Lasertec is a leading photomask inspection systems supplier with a focus on semiconductor-related products. The position was exited during the third quarter given governance concerns.
Dassault is a software company specializing in manufacturing and engineering design, with clients in aerospace and defense, transportation, industrial equipment and automation, and healthcare and life sciences. The stock has underperformed this year as revenue and earnings guidance by the company has been recalibrated lower.
TOP PERFORMANCE CONTRIBUTORS
Selection in Consumer Discretionary was positive led by
Dollarama
. Dollarama is a Canadian dollar store that has continued to benefit from trade-down. Same-store-sales-growth has been moderating from highs as expected, but margins and earnings exceeded expectations.
Fund
Performan
ce
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Years	10 Years
International Growth Fund Class N	2.11%	3.75%	4.85%
MSCI All Country World ex-U.S. IMI (net)	5.23%	4.12%	4.91%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,363,132
Number of portfolio holdings	187
Net advisory fees paid (in $000s)	$ 12,152
Portfolio turnover rate	48%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Tencent Holdings Ltd.	2.0%
SAP SE	1.7%
3i Group PLC	1.6%
London Stock Exchange Group PLC	1.3%
Hermes International SCA	1.3%
Lonza Group AG	1.2%
DSV AS	1.2%
Bank Central Asia Tbk. PT	1.2%
MTU Aero Engines AG	1.2%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair International
Growth Fund
Class R6 / WBIRX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair International Growth Fund Class R6 (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Growth Fund Class R6	$ 95	0.94%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 2.43% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 5.23%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus the benchmark

was driven by stock selection on both a sector and regional view. From a sector perspective, allocation effect was positive due to underweight exposures to Materials and Consumer Staples and overweight exposures to Information Technology (“IT”) and Industrials. Selection effect was negative primarily within Industrials and IT, partially offset by positive selection within Consumer Discretionary. On a regional view, allocation effect was negative due to an underweight to China and overweight to Europe. Selection effect was negative primarily in Europe and Canada.
TOP PERFORMANCE DETRACTORS
Within Industrials, negative selection came primarily from
Ryanair
,
SMC Corp
, and
Spirax Group
. Ryanair is a discount airline in Europe, offering low-cost flights primarily catering to leisure travelers. The stock was weak in the middle of the year as the weaker economic environment in Europe impacted pricing during peak travel season.
SMC Corp is solely focused on the factory automation market and is a dominant global player in the pneumatic control segment. The cyclical recovery in industrial production has been pushed out later than initially anticipated, but datapoints confirm that capex has inflected, albeit at a slower pace than previous cycles.
Spirax Group is the global leader in steam applications including the steam trap, which separates steam from water, as well as boiler controls, pressure controls, flow meters, temperature controls and safety valves. The stock has underperformed given the delay in the cyclical recovery of industrial production.
Selection within IT was negative for the year primarily driven by
Lasertec
and
Dassault Systemes
. Lasertec is a leading photomask inspection systems supplier with a focus on semiconductor-related products. The position was exited during the third quarter given governance concerns.
Dassault is a software company specializing in manufacturing and engineering design, with clients in aerospace and defense, transportation, industrial equipment and automation, and healthcare and life sciences. The stock has underperformed this year as revenue and earnings guidance by the company has been recalibrated lower.
TOP PERFORMANCE CONTRIBUTORS
Selection in Consumer Discretionary was positive led by
Dollarama
. Dollarama is a Canadian dollar store that has continued to benefit from trade-down. Same-store-sales-growth has been moderating from highs as expected, but margins and earnings exceeded expectations.
Fund
Performa
nc
e
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	1 Year	5 Years	Since Inception
International Growth Fund Class R6	2.43%	4.10%	5.65%
MSCI All Country World ex-U.S. IMI (net)	5.23%	4.12%	4.93%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,363,132
Number of portfolio holdings	187
Net advisory fees paid (in $000s)	$ 12,152
Portfolio turnover rate	48%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Tencent Holdings Ltd.	2.0%
SAP SE	1.7%
3i Group PLC	1.6%
London Stock Exchange Group PLC	1.3%
Hermes International SCA	1.3%
Lonza Group AG	1.2%
DSV AS	1.2%
Bank Central Asia Tbk. PT	1.2%
MTU Aero Engines AG	1.2%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair Institutional

International Growth Fund
Institutional Class / WBIIX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair Institutional International Growth Fund Institutional Class (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Institutional International Growth Fund	$ 95	0.94%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 2.41% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 5.23%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus the benchmark

was driven by stock selection on both a sector and regional view. From a sector perspective, allocation effect was positive due to underweight exposures to Materials and Consumer Staples and overweight exposures to Information Technology (“IT”) and Industrials. Selection effect was negative primarily within Industrials and IT, partially offset by positive selection within Consumer Discretionary. On a regional view, allocation effect was negative due to an underweight to China and overweight to Europe. Selection effect was negative primarily in Europe and Canada.
TOP PERFORMANCE DETRACTORS
Within Industrials, negative selection came primarily from
Ryanair
,
SMC Corp
, and
Spirax Group
. Ryanair is a discount airline in Europe, offering low-cost flights primarily catering to leisure travelers. The stock was weak in the middle of the year as the weaker economic environment in Europe impacted pricing during peak travel seas on
.
SMC Corp is solely focused on the factory automation market and is a dominant global player in the pneumatic control segment. The cyclical recovery in industrial production has been pushed out later than initially anticipated, but datapoints confirm that capex has inflected, albeit at a slower pace than previous cycles.
Spirax Group is the global leader in steam applications including the steam trap, which separates steam from water, as well as boiler controls, pressure controls, flow meters, temperature controls and safety valves. The stock has underperformed given the delay in the cyclical recovery of industrial production.
Selection within IT was negative for the year primarily driven by
Lasertec
and
Dassault Systemes
. Lasertec is a leading photomask inspection systems supplier with a focus on semiconductor-related products. The position was exited during the third quarter given governance concerns.
Dassault is a software company specializing in manufacturing and engineering design, with clients in aerospace and defense, transportation, industrial equipment and automation, and healthcare and life sciences. The stock has underperformed this year as revenue and earnings guidance by the company has been recalibrated lower.
TOP PERFORMANCE CONTRIBUTORS
Selection in Consumer Discretionary was positive led by
Dollarama
. Dollarama is a Canadian dollar store that has continued to benefit from trade-down. Same-store-sales-growth has been moderating from highs as expected, but margins and earnings exceeded expectations.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $5,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $5,000,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional International Growth Fund	2.41%	4.16%	5.28%
MSCI All Country World ex-U.S. IMI (net)	5.23%	4.12%	4.91%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 897,044
Number of portfolio holdings	187
Net advisory fees paid (in $000s)	$ 8,484
Portfolio turnover rate	50%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage
of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Tencent Holdings Ltd.	2.1%
SAP SE	1.7%
3i Group PLC	1.6%
London Stock Exchange Group PLC	1.3%
Hermes International SCA	1.3%
Lonza Group AG	1.2%
DSV AS	1.2%
Bank Central Asia Tbk. PT	1.2%
MTU Aero Engines AG	1.2%
Sector Allocation
Geographic Diversification
Availability of Additional Informat
ion
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting
information
at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair International
Small Cap Growth Fund
Class I / WISIX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair International Small Cap Growth Fund Class I (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Small Cap Growth Fund Class I	$ 110	1.10%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 0.80% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. Small Cap Index (net), which returned 3.36% and underperformed the MSCI All Country World ex-U.S. IMI (net), a broad measure of market performance, which returned 5.23%.
Underperformance has been driven by weaker stock selection within Japanese Industrials and Information Technology (“IT”) sectors, and an overweight to Mexico. Japan positioning and stock selection has hampered relative performance, particularly our exposure to domestic-oriented, higher-value, human-capital-intensive business models. These companies have underperformed more recently by wage inflation and a significant weakening in the yen.
TOP PERFORMANCE DETRACTORS
Within Industrials,
SMS Co Ltd.
and
TechnoPro
were the primary detractors. SMS Co Ltd. has been challenged by costs related to a tight labor supply and weaker demand following a strong start to hiring early in the year and was exited in the period. TechnoPro’s stock underperformed early in the year despite stable fundamental results, as management had not increased its guidance on earnings calls. While demand has been strong, staffing turnover has been high and led to an increase in recruiting costs.
IT’s weaker stock selection was primarily due to
Shift
. Shift’s share price declined on softer results, mainly attributable to declines in revenue and utilization per engineer due to changes in customer needs, such as inquiries for larger projects.
Additionally in IT,
Siltronic
was a key detractor from performance. Siltronic has seen some weakness for demand in 2024, primarily as a result of elevated customer inventories, coupled with lack of order visibility
TOP PERFORMANCE CONTRIBUTORS
IT underperformance was partially offset by a position in
Technology One
. Technology One’s stock appreciated on solid fundamental results as its customer base slowly transitions to digital.
Also offsetting underperformance was positive stock selection within Developed Asia and Europe as well as the Health Care and Communication Services sectors. Relative performance in Health Care was anchored by
Pro Medicus
. In addition to solid results earlier this year, Pro Medicus has continued to announce major long-term client wins as hospitals shift imaging from on-premises solutions to cloud-based options.
Communication services positive stock selection was driven by positions in
Trustpilot Group
and
CTS Eventim
. Trustpilot outperformed throughout the year on a series of earnings announcements exceeding market expectations and management’s continued increases of growth guidance. CTS Eventim’s share price advanced throughout the first three quarters on strong fundamental results, as demand for live events has remained strong post-COVID.
Fund
Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	1 Year	5 Years	10 Years
International Small Cap Growth Fund Class I	0.80%	1.52%	4.33%
MSCI All Country World ex-U.S. IMI (net)	5.23%	4.12%	4.91%
MSCI All Country World ex-U.S. Small Cap Index (net)	3.36%	4.30%	5.66%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 160,700
Number of portfolio holdings	114
Net advisory fees paid (in $000s)	$ 1,746
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Pro Medicus Ltd.	3.3%
Technology One Ltd.	2.6%
Rakuten Bank Ltd.	2.0%
Diploma PLC	2.0%
Trustpilot Group PLC	2.0%
North West Co., Inc.	1.8%
Lifco AB	1.7%
Beazley PLC	1.7%
Lotes Co. Ltd.	1.6%
BayCurrent Consulting, Inc.	1.6%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair International
Small Cap Growth Fund
Class N / WISNX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair International Small Cap Growth Fund Class N (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Small Cap Growth Fund Class N	$ 135	1.35%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 0.55% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. Small Cap Index (net), which returned 3.36% and underperformed the MSCI All Country World ex-U.S. IMI (net), a broad measure of market performance, which returned 5.23%.
Underperformance has been driven by weaker stock selection within Japanese Industrials and
Information
Technology (“IT”) sectors, and an overweight to Mexico. Japan positioning and stock selection has hampered relative performance, particularly our exposure to domestic-oriented, higher-value, human-capital-intensive business models. These companies have underperformed more recently by wage inflation and a significant weakening in the yen.
TOP PERFORMANCE DETRACTORS
Within Industrials,
SMS Co Ltd.
and
TechnoPro
were the primary detractors. SMS Co Ltd. has been challenged by costs related to a tight labor supply and weaker demand following a strong start to hiring early in the year and was exited in the period. TechnoPro’s stock underperformed early in the year despite stable fundamental results, as management had not increased its guidance on earnings calls. While demand has been strong, staffing turnover has been high and led to an increase in recruiting costs.
IT’s weaker stock selection was primarily due to
Shift
. Shift’s share price declined on softer results, mainly attributable to declines in revenue and utilization per engineer due to changes in customer needs, such as inquiries for larger projects.
Additionally in IT,
Siltronic
was a key detractor from performance. Siltronic has seen some weakness for demand in 2024, primarily as a result of elevated customer inventories, coupled with lack of order visibility
TOP PERFORMANCE CONTRIBUTORS
IT underperformance was partially offset by a position in
Technology One
. Technology One’s stock appreciated on solid fundamental results as its customer base slowly transitions to digital.
Also offsetting underperformance was positive stock selection within Developed Asia and Europe as well as the Health Care and Communication Services sectors. Relative performance in Health Care was anchored by
Pro Medicus
. In addition to solid results earlier this year, Pro Medicus has continued to announce major long-term client wins as hospitals shift imaging from on-premises solutions to cloud-based options.
Communication services positive stock selection was driven by positions in
Trustpilot Group
and
CTS Eventim
. Trustpilot outperformed throughout the year on a series of earnings announcements exceeding market expectations and management’s continued increases of growth guidance. CTS Eventim’s share price advanced throughout the first three quarters on strong fundamental results, as demand for live events has remained strong post-COVID.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Years	10 Years
International Small Cap Growth Fund Class N	0.55%	1.26%	4.05%
MSCI All Country World ex-U.S. IMI (net)	5.23%	4.12%	4.91%
MSCI All Country World ex-U.S. Small Cap Index (net)	3.36%	4.30%	5.66%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 160,700
Number of portfolio holdings	114
Net advisory fees paid (in $000s)	$ 1,746
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Pro Medicus Ltd.	3.3%
Technology One Ltd.	2.6%
Rakuten Bank Ltd.	2.0%
Diploma PLC	2.0%
Trustpilot Group PLC	2.0%
North West Co., Inc.	1.8%
Lifco AB	1.7%
Beazley PLC	1.7%
Lotes Co. Ltd.	1.6%
BayCurrent Consulting, Inc.	1.6%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair International
Small Cap Growth Fund
Class R6 / WIISX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair International Small Cap Growth Fund Class R6 (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Small Cap Growth Fund Class R6	$ 105	1.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 0.86% (net of fees) for the 12 months ended
December
31, 2024. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. Small Cap Index (net), which returned 3.36% and underperformed the MSCI All Country World ex-U.S. IMI (net), a broad measure of market performance, which returned 5.23%.
Underperformance has been driven by weaker stock selection within Japanese Industrials and Information Technology (“IT”) sectors, and an overweight to Mexico. Japan positioning and stock selection has hampered relative performance, particularly our exposure to domestic-oriented, higher-value, human-capital-intensive business models. These companies have underperformed more recently by wage inflation and a significant weakening in the yen.
TOP PERFORMANCE DETRACTORS
Within Industrials,
SMS Co Ltd.
and
TechnoPro
were the primary detractors. SMS Co Ltd. has been challenged by costs related to a tight labor supply and weaker demand following a strong start to hiring early in the year and was exited in the period. TechnoPro’s stock underperformed early in the year despite stable fundamental results, as management had not increased its guidance on earnings calls. While demand has been strong, staffing turnover has been high and led to an increase in recruiting costs.
IT’s weaker stock selection was primarily due to
Shift
. Shift’s share price declined on softer results, mainly attributable to declines in revenue and utilization per engineer due to changes in customer needs, such as inquiries for larger projects.
Additionally in IT,
Siltronic
was a key detractor from performance. Siltronic has seen some weakness for demand in 2024, primarily as a result of elevated customer inventories, coupled with lack of order visibility
TOP PERFORMANCE CONTRIBUTORS
IT underperformance was partially offset by a position in
Technology One
. Technology One’s stock appreciated on solid fundamental results as its customer base slowly transitions to digital.
Also offsetting underperformance was positive stock selection within Developed Asia and Europe as well as the Health Care and Communication Services sectors. Relative performance in Health Care was anchored by
Pro Medicus
. In addition to solid results earlier this year, Pro Medicus has continued to announce major long-term client wins as hospitals shift imaging from on-premises solutions to cloud-based options.
Communication services positive stock selection was driven by positions in
Trustpilot Group
and
CTS Eventim
. Trustpilot outperformed throughout the year on a series of earnings announcements exceeding market expectations and management’s continued increases of growth guidance. CTS Eventim’s share price advanced throughout the first three quarters on strong fundamental results, as demand for live events has remained strong post-COVID.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	1 Year	5 Years	10 Years
International Small Cap Growth Fund Class R6	0.86%	1.60%	4.42%
MSCI All Country World ex-U.S. IMI (net)	5.23%	4.12%	4.91%
MSCI All Country World ex-U.S. Small Cap Index (net)	3.36%	4.30%	5.66%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 160,700
Number of portfolio holdings	114
Net advisory fees paid (in $000s)	$ 1,746
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Pro Medicus Ltd.	3.3%
Technology One Ltd.	2.6%
Rakuten Bank Ltd.	2.0%
Diploma PLC	2.0%
Trustpilot Group PLC	2.0%
North West Co., Inc.	1.8%
Lifco AB	1.7%
Beazley PLC	1.7%
Lotes Co. Ltd.	1.6%
BayCurrent Consulting, Inc.	1.6%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair Emerging Markets
Leaders Fund
Class I / WBELX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair Emerging Markets Leaders Fund Class I (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Leaders Fund Class I	$ 102	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 5.86% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed
its benchmark, the MSCI Emerging Markets Index (net), which returned 7.50%. The Fund's benchmark is also a broad measure of market performance.
The slight underperformance against the benchmark during the year was driven by a combination of an overweight to Latin America and stock selection within the Financials, Information Technology (“IT”), and Consumer Staples sectors. Within Financials, BTG Pactual and HDFC Bank were notable detractors to relative results, while Samsung, Raia Drogasil, and WalMart de Mexico were meaningful detractors in the IT and Consumer Staples sectors.
TOP PERFORMANCE DETRACTORS
HDFC Bank
’s stock was down meaningfully in the first quarter of 2024 as the first earnings release following the long-expected merger with HDFC Ltd. showed delays in executing on the synergies of the merger.
BTG Pactual
’s stock traded down on a combination of macroeconomic concerns in Brazil and poor performance of the real. The position was exited in favor of more attractive opportunities.
Within IT, strong performance from the semiconductor space including a meaningful position in
Taiwan Semiconductor Manufacturing Company
was negated by IT services holdings and hardware positioning including
Samsung Technology
. The share prices were down across the IT hardware space in the third quarter after a sell-side report highlighted concerns over excess supply of memory chips.
The overweight to Latin America, including positions in
Raia Drogasil
and
WalMart de Mexico
(“WalMex”), detracted from the Fund’s returns. Raia Drogasil, which owns and operates a chain of pharmacies in Brazil, was negatively impacted by consumer weakness in Brazil.

WalMex’s stock traded down midyear on pressure around the U.S. presidential election and concerns of reforms that may be less business friendly as well as impacts from an antitrust case related to WalMex’s power in negotiating with suppliers.
TOP PERFORMANCE CONTRIBUTORS
Partly offsetting these effects was positive sector allocation led by an overweight to IT and specifically semiconductors, and an underweight to Materials, as well as stock selection within the Consumer Discretionary and Industrials sectors.
Within Consumer Discretionary, Chinese positions initiated in 2024 including
Trip.com
and
Meituan
were the largest positive contributors to performance. Trip.com grew earnings more than expected in the fourth quarter on a combination of resilient pricing in hotels and continued strength in outbound and international travel. Meituan’s stock benefited from the late third quarter policy announcements and underperformed in the fourth quarter.

Fundamental results have been strong, including revenue and profit exceeding expectations, and its strong management of losses in new initiatives is thesis-confirming.
Positive stock selection in Industrials was driven by positions in
Contemporary Amperex Technology Company
(“CATL”) and
Sungrow Power Supply
. CATL has managed to deliver solid results, with margins holding up well due to continued market share gains across the global and domestic electric vehicle market and lower raw material costs. Sungrow’s stock appreciated meaningfully since its purchase earlier in the year on strong demand and a steady increase of revenue and profit expectations.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024

(or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Emerging Markets Leaders Fund Class I	5.86%	-0.34%	2.57%
MSCI Emerging Markets Index (net)	7.50%	1.70%	3.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund
Statistics
Fund net assets (in $000s)	$ 164,701
Number of portfolio holdings	64
Net advisory fees paid (in $000s)	$ 1,633
Portfolio turnover rate	67%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.9%
Tencent Holdings Ltd.	6.5%
Trip.com Group Ltd.	4.0%
MediaTek, Inc.	3.0%
Kotak Mahindra Bank Ltd.	2.5%
Meituan	2.5%
Bank Central Asia Tbk. PT	2.3%
SK Hynix, Inc.	2.2%
Contemporary Amperex Technology Co. Ltd.	2.1%
Delta Electronics, Inc.	2.0%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair Emerging Markets
Leaders Fund
Class N / WELNX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair Emerging Markets Leaders Fund Class N (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Leaders Fund Class N	$ 128	1.24%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 5.69% (net of fees) for the 12 months ended December 31, 2024. The
Fund
underperformed its benchmark, the MSCI Emerging Markets Index (net), which returned 7.50%. The Fund's benchmark is also a broad measure of market performance.
The slight underperformance against the benchmark during the year was driven by a combination of an overweight to Latin America and stock selection within the Financials, Information Technology (“IT”), and Consumer Staples sectors. Within Financials, BTG Pactual and HDFC Bank were notable detractors to relative results, while Samsung, Raia Drogasil, and WalMart de Mexico were meaningful detractors in the IT and Consumer Staples sectors.
TOP PERFORMANCE DETRACTORS
HDFC Bank
’s stock was down meaningfully in the first quarter of 2024 as the first earnings release following the long-expected merger with HDFC Ltd. showed delays in executing on the synergies of the merger.
BTG Pactual
’s stock traded down on a combination of macroeconomic concerns in Brazil and poor performance of the real. The position was exited in favor of more attractive opportunities.
Within IT, strong performance from the semiconductor space including a meaningful position in
Taiwan Semiconductor Manufacturing Company
was negated by IT services holdings and hardware positioning including
Samsung Technology
. The share prices were down across the IT hardware space in the third quarter after a sell-side report highlighted concerns over excess supply of memory chips.
The overweight to Latin America, including positions in
Raia Drogasil
and
WalMart de Mexico
(“WalMex”), detracted from the Fund’s returns. Raia Drogasil, which owns and operates a chain of pharmacies in Brazil, was negatively impacted by consumer weakness in Brazil.

WalMex’s stock traded down midyear on pressure around the U.S. presidential election and concerns of reforms that may be less business friendly as well as impacts from an antitrust case related to WalMex’s power in negotiating with suppliers.
TOP PERFORMANCE CONTRIBUTORS
Partly offsetting these effects was positive sector allocation led by an overweight to IT and specifically semiconductors, and an underweight to Materials, as well as stock selection within the Consumer Discretionary and Industrials sectors.
Within Consumer Discretionary, Chinese positions initiated in 2024 including
Trip.com
and
Meituan
were the largest positive contributors to performance. Trip.com grew earnings more than expected in the fourth quarter on a combination of resilient pricing in hotels and continued strength in outbound and international travel. Meituan’s stock benefited from the late third quarter policy announcements and underperformed in the fourth quarter.

Fundamental results have been strong, including revenue and profit exceeding expectations, and its strong management of losses in new initiatives is thesis-confirming.
Positive stock selection in Industrials was driven by positions in
Contemporary Amperex Technology Company
(“CATL”) and
Sungrow Power Supply
. CATL has managed to deliver solid results, with margins holding up well due to continued market share gains across the global and domestic electric vehicle market and lower raw material costs. Sungrow’s stock appreciated meaningfully since its purchase earlier in the year on strong demand and a steady increase of revenue and profit expectations.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Emerging Markets Leaders Fund Class N	5.69%	-0.59%	2.30%
MSCI Emerging Markets Index (net)	7.50%	1.70%	3.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund
Statistics
Fund net assets (in $000s)	$ 164,701
Number of portfolio holdings	64
Net advisory fees paid (in $000s)	$ 1,633
Portfolio turnover rate	67%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.9%
Tencent Holdings Ltd.	6.5%
Trip.com Group Ltd.	4.0%
MediaTek, Inc.	3.0%
Kotak Mahindra Bank Ltd.	2.5%
Meituan	2.5%
Bank Central Asia Tbk. PT	2.3%
SK Hynix, Inc.	2.2%
Contemporary Amperex Technology Co. Ltd.	2.1%
Delta Electronics, Inc.	2.0%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair Emerging Markets
Leaders Fund
Class R6 / WELIX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair Emerging Markets Leaders Fund Class R6 (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Leaders Fund Class R6	$ 97	0.94%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 5.92% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed
its benchmark, the MSCI Emerging Markets Index (net), which returned 7.50%. The Fund's benchmark is also a broad measure of market performance.
The slight underperformance against the benchmark during the year was driven by a combination of an overweight to Latin America and stock selection within the Financials, Information Technology (“IT”), and Consumer Staples sectors. Within Financials, BTG Pactual and HDFC Bank were notable detractors to relative results, while Samsung, Raia Drogasil, and WalMart de Mexico were meaningful detractors in the IT and Consumer Staples sectors.
TOP PERFORMANCE DETRACTORS
HDFC Bank
’s stock was down meaningfully in the first quarter of 2024 as the first earnings release following the long-expected merger with HDFC Ltd. showed delays in executing on the synergies of the merger.
BTG Pactual
’s stock traded down on a combination of macroeconomic concerns in Brazil and poor performance of the real. The position was exited in favor of more attractive opportunities.
Within IT, strong performance from the semiconductor space including a meaningful position in
Taiwan Semiconductor Manufacturing Company
was negated by IT services holdings and hardware positioning including
Samsung Technology
. The share prices were down across the IT hardware space in the third quarter after a sell-side report highlighted concerns over excess supply of memory chips.
The overweight to Latin America, including positions in
Raia Drogasil
and
WalMart de Mexico
(“WalMex”), detracted from the Fund’s returns. Raia Drogasil, which owns and operates a chain of pharmacies in Brazil, was negatively impacted by consumer weakness in Brazil.

WalMex’s stock traded down midyear on pressure around the U.S. presidential election and concerns of reforms that may be less business friendly as well as impacts from an antitrust case related to WalMex’s power in negotiating with suppliers.
TOP PERFORMANCE CONTRIBUTORS
Partly offsetting these effects was positive sector allocation led by an overweight to IT and specifically semiconductors, and an underweight to Materials, as well as stock selection within the Consumer Discretionary and Industrials sectors.
Within Consumer Discretionary, Chinese positions initiated in 2024 including
Trip.com
and
Meituan
were the largest positive contributors to performance. Trip.com grew earnings more than expected in the fourth quarter on a combination of resilient pricing in hotels and continued strength in outbound and international travel. Meituan’s stock benefited from the late third quarter policy announcements and underperformed in the fourth quarter.

Fundamental results have been strong, including revenue and profit exceeding expectations, and its strong management of losses in new initiatives is thesis-confirming.
Positive stock selection in Industrials was driven by positions in
Contemporary Amperex Technology Company
(“CATL”) and
Sungrow Power Supply
. CATL has managed to deliver solid results, with margins holding up well due to continued market share gains across the global and domestic electric vehicle market and lower raw material costs. Sungrow’s stock appreciated meaningfully since its purchase earlier in the year on strong demand and a steady increase of revenue and profit expectations.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Emerging Markets Leaders Fund Class R6	5.92%	-0.30%	2.62%
MSCI Emerging Markets Index (net)	7.50%	1.70%	3.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund
Statistics
Fund net assets (in $000s)	$ 164,701
Number of portfolio holdings	64
Net advisory fees paid (in $000s)	$ 1,633
Portfolio turnover rate	67%
Graphical Representation of Holdings
The tables below show the investment
make
up of the Fund, representing
percentage
of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.9%
Tencent Holdings Ltd.	6.5%
Trip.com Group Ltd.	4.0%
MediaTek, Inc.	3.0%
Kotak Mahindra Bank Ltd.	2.5%
Meituan	2.5%
Bank Central Asia Tbk. PT	2.3%
SK Hynix, Inc.	2.2%
Contemporary Amperex Technology Co. Ltd.	2.1%
Delta Electronics, Inc.	2.0%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair Emerging Markets
Growth Fund
Class I / WBEIX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair Emerging Markets Growth Fund Class I (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Growth Fund Class I	$ 104	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 10.62% (net of fees) for the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the MSCI Emerging Markets IMI (net), which returned 7.09%. The Fund's benchmark is also a broad measure of market performance.
Outperformance versus the benchmark

year-to-date was driven by a combination of stock selection and allocation effects. Stock selection was particularly strong within the Consumer Discretionary and Industrials sectors. Furthermore, the Materials underweighting was a notable contributor to the positive allocation effect
TOP PERFORMANCE CONTRIBUTORS
Within Consumer Discretionary,
Dixon Technologies India
and
Trent
led the sector outperformance. Dixon Technologies India’s robust performance in 2024 was underpinned by the company’s increased presence in smartphones through strategic partnerships, expansion into various electronics manufacturing sectors, and strategic and operational leverage. Trent is one of India’s leading fashion and consumer goods retailers with a high-quality product offering, low-cost proposition, and broad range. The stock outperformed on the back of strong fundamental results. Industrials performance was bolstered by
HD Hyundai Electric Co Ltd
, a manufacturer of power transformers and equipment. The stock accelerated on the back of the company’s strong results and growth outlook driven by exports into the North American and Middle East markets.
TOP PERFORMANCE DETRACTORS
Partly offsetting these positive effects was negative stock selection within Financials, dragged down by
AIA Group
,
Bank Rakyat Indonesia Persero Tbk PT
and
HDFC Bank
. AIA Group has been dragged down by poor sentiment and the macroeconomic environment in China. Bank Rakyat Persero’s performance was hampered by increased credit costs and deteriorated loan growth and net interest margin. The increased tighter liquidity conditions and higher rate environment further weighed on the stock. HDFC Bank is one of the high-quality banking franchises in India. The stock weakened as HDFC Bank continued to experience challenges related to the merger with HDFC Ltd. and slowing deposit growth.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024

(or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Emerging Markets Growth Fund Class I	10.62%	3.44%	4.42%
MSCI Emerging Markets IMI (net)	7.09%	2.51%	3.90%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund
Statistics
Fund net assets (in $000s)	$ 880,034
Number of portfolio holdings	132
Net advisory fees paid (in $000s)	$ 6,602
Portfolio turnover rate	81%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.3%
Tencent Holdings Ltd.	6.7%
Trip.com Group Ltd.	3.6%
Meituan	3.3%
SK Hynix, Inc.	2.5%
Bank Central Asia Tbk. PT	2.5%
MercadoLibre, Inc.	2.3%
Sea Ltd.	1.8%
Xiaomi Corporation	1.7%
ICICI Bank Ltd.	1.5%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair Emerging Markets
Growth Fund
Class N / WBENX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair Emerging Markets Growth Fund Class N (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Growth Fund Class N	$ 130	1.24%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 10.40% (net of fees) for the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the MSCI Emerging Markets IMI (net), which returned 7.09%. The Fund's benchmark is also a broad measure of market performance.
Outperformance versus the benchmark

year-to-date was driven by a combination of stock selection and allocation
effects. Stock selection was particularly strong within the Consumer Discretionary and Industrials sectors. Furthermore, the Materials underweighting was a notable contributor to the positive allocation effect
TOP PERFORMANCE CONTRIBUTORS
Within Consumer Discretionary,
Dixon Technologies India
and
Trent
led the sector outperformance. Dixon Technologies India’s robust performance in 2024 was underpinned by the company’s increased presence in smartphones through strategic partnerships, expansion into various electronics manufacturing sectors, and strategic and operational leverage. Trent is one of India’s leading fashion and consumer goods retailers with a high-quality product offering, low-cost proposition, and broad range. The stock outperformed on the back of strong fundamental results. Industrials performance was bolstered by
HD Hyundai Electric Co Ltd
, a manufacturer of power transformers and equipment. The stock accelerated on the back of the company’s strong results and growth outlook driven by exports into the North American and Middle East markets.
TOP PERFORMANCE DETRACTORS
Partly offsetting these positive effects was negative stock selection within Financials, dragged down by
AIA Group
,
Bank Rakyat Indonesia Persero Tbk PT
and
HDFC Bank
. AIA Group has been dragged down by poor sentiment and the macroeconomic environment in China. Bank Rakyat Persero’s performance was hampered by increased credit costs and deteriorated loan growth and net interest margin. The increased tighter liquidity conditions and higher rate environment further weighed on the stock. HDFC Bank is one of the high-quality banking franchises in India. The stock weakened as HDFC Bank continued to experience challenges related to the merger with HDFC Ltd. and slowing deposit growth.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Emerging Markets Growth Fund Class N	10.40%	3.20%	4.16%
MSCI Emerging Markets IMI (net)	7.09%	2.51%	3.90%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund
Statistics
Fund net assets (in $000s)	$ 880,034
Number of portfolio holdings	132
Net advisory fees paid (in $000s)	$ 6,602
Portfolio turnover rate	81%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.3%
Tencent Holdings Ltd.	6.7%
Trip.com Group Ltd.	3.6%
Meituan	3.3%
SK Hynix, Inc.	2.5%
Bank Central Asia Tbk. PT	2.5%
MercadoLibre, Inc.	2.3%
Sea Ltd.	1.8%
Xiaomi Corporation	1.7%
ICICI Bank Ltd.	1.5%

Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair Emerging Markets
Growth Fund
Class R6 / BIEMX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair Emerging Markets Growth Fund Class R6 (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Growth Fund Class R6	$ 99	0.94%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 10.71% (net of fees) for the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the MSCI Emerging Markets IMI (net), which returned 7.09%. The Fund's benchmark is also a broad measure of market performance.
Outperformance versus the benchmark

year-to-date was driven by a combination of stock selection and allocation effects. Stock selection was particularly strong within the Consumer Discretionary and Industrials sectors. Furthermore, the Materials underweighting was a notable contributor to the positive allocation effect
TOP PERFORMANCE CONTRIBUTORS
Within Consumer Discretionary,
Dixon Technologies India
and
Trent
led the sector outperformance. Dixon Technologies India’s
robust
performance in 2024 was underpinned by the company’s increased presence in smartphones through strategic partnerships, expansion into various electronics manufacturing sectors, and strategic and operational leverage. Trent is one of India’s leading fashion and consumer goods retailers with a high-quality product offering, low-cost proposition, and broad range. The stock outperformed on the back of strong fundamental results. Industrials performance was bolstered by
HD Hyundai Electric Co Ltd
, a manufacturer of pow
er tra
nsformers and equipment. The stock accelerated on the back of the company’s strong results and growth outlook driven by exports into the North American and Middle East markets.
TOP PERFORMANCE DETRACTORS
Partly offsetting these positive effects was negative stock selection within Financials, dragged down by
AIA Group
,
Bank Rakyat Indonesia Persero Tbk PT
and
HDFC Bank
. AIA Group has been dragged down by poor sentiment and the macroeconomic environment in China. Bank Rakyat Persero’s performance was hampered by increased credit costs and deteriorated loan growth and net interest margin. The increased tighter liquidity conditions and higher rate environment further weighed on the stock. HDFC Bank is one of the high-quality banking franchises in India. The stock weakened as HDFC Bank continued to experience challenges related to the merger with HDFC Ltd. and slowing deposit growth.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Emerging Markets Growth Fund Class R6	10.71%	3.52%	4.50%
MSCI Emerging Markets IMI (net)	7.09%	2.51%	3.90%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 880,034
Number of portfolio holdings	132
Net advisory fees paid (in $000s)	$ 6,602
Portfolio turnover rate	81%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage
of the total ne
t asset
s of
the Fu
nd.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.3%
Tencent Holdings Ltd.	6.7%
Trip.com Group Ltd.	3.6%
Meituan	3.3%
SK Hynix, Inc.	2.5%
Bank Central Asia Tbk. PT	2.5%
MercadoLibre, Inc.	2.3%
Sea Ltd.	1.8%
Xiaomi Corporation	1.7%
ICICI Bank Ltd.	1.5%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial i nformati
on, holdings
and
proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair Emerging Markets
ex China Growth Fund
Class I / WXCIX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair Emerging Markets ex China Growth Fund Class I (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets ex China Growth Fund Class I	$ 106	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 13.49% (net of fees) for the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the MSCI Emerging Markets ex-China IMI (net), which returned 3.70%. The Fund's benchmark is also a broad measure of market performance.
Outperformance versus the benchmark year-to-date was driven by a combination of stock selection and allocation effects. Stock selection was particularly strong within the Industrials, Consumer Discretionary, and Information Technology (“IT”) sectors. Furthermore, the Materials sector underweighting and the IT sector

overweighting were notable contributors to the positive allocation effect.
TOP PERFORMANCE CONTRIBUTORS
Industrials performance was bolstered by
Hd Hyundai Electric Co Ltd
("HDHE"), a manufacturer of power transformers and equipment. The stock accelerated on the back of the company’s strong results and growth outlook, driven by exports into the North American and Middle East markets. Within Consumer Discretionary,
Dixon Technologies India
and
Trent
led the sector outperformance. Dixon Technologies India’s robust performance in 2024 was underpinned by the company’s increased presence in smartphones through strategic partnership, expansion into various electronics manufacturing sectors, and strategic and operational leverage. Trent is one of India’s leading fashion and consumer goods retailers with a high-quality product offering, low-cost proposition, and broad range. The stock outperformed on the back of strong fundamental results.
Taiwan Semiconductor Manufacturing Company
bolstered IT performance. The stock rallied in 2024 as the company delivered record revenues and profits amid strong demand for advanced semiconductor technologies fueled by the boom in artificial intelligence applications and high-performance computing.
TOP PERFORMANCE DETRACTORS
Partially offsetting these positive effects was negative stock selection within Financials coupled with Mexico, Brazil, and Indonesia overweighting.
HDFC Bank
and
Bank Rakyat Indonesia
hampered relative results within Financials. HDFC Bank is one of the high-quality banking franchises in India. The stock weakened as HDFC Bank continued to experience challenges related to the merger with HDFC and slowing deposit growth. Bank Rakyat underperformed due to credit costs pressure, modest loan growth versus industry average and asset quality challenges, particularly in the micro-loan segment.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024

(or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	1 Year	Since Inception
Emerging Markets ex China Growth Fund Class I	13.49%	12.53%
MSCI Emerging Markets ex-China IMI (net)	3.70%	9.39%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund
Statistics
Fund net assets (in $000s)	$ 35,472
Number of portfolio holdings	118
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate	69%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	16.5%
SK Hynix, Inc.	2.5%
MediaTek, Inc.	1.9%
MercadoLibre, Inc.	1.9%
Bank Central Asia Tbk. PT	1.8%
Sea Ltd.	1.6%
Emaar Properties PJSC	1.5%
Dixon Technologies India Ltd.	1.5%
Trent Ltd.	1.4%
Indian Hotels Co. Ltd.	1.4%
Sector Allocation
Geographic Diversification
Availability of Additional
Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair Emerging Markets
ex China Growth Fund
Class R6 / WXCRX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair Emerging Markets ex China Growth Fund Class R6 (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets ex China Growth Fund Class R6	$ 100	0.94%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 13.56% (net of fees) for the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the MSCI Emerging Markets ex-China IMI (net), which returned 3.70%. The Fund's benchmark is also a broad measure of market performance.
Outperformance versus the benchmark year-to-date was driven by a combination of stock selection and allocation effects. Stock selection was particularly strong within the Industrials, Consumer Discretionary, and Information Technology (“IT”) sectors. Furthermore, the Materials sector underweighting and the IT sector

overweighting were notable contributors to the positive allocation effect.
TOP PERFORMANCE CONTRIBUTORS
Industrials performance was bolstered by
Hd Hyundai Electric Co Ltd
("HDHE"), a manufacturer of power transformers and equipment. The stock accelerated on the back of the company’s strong results and growth outlook, driven by exports into the North American and Middle East markets. Within Consumer Discretionary,
Dixon Technologies India
and
Trent
led the sector outperformance. Dixon Technologies India’s robust performance in 2024 was underpinned by the company’s increased presence in smartphones through strategic partnership, expansion into various electronics manufacturing sectors, and strategic and operational leverage. Trent is one of India’s leading fashion and consumer goods retailers with a high-quality product offering, low-cost proposition, and broad range. The stock outperformed on the back of strong fundamental results.
Taiwan Semiconductor Manufacturing Company
bolstered IT performance. The stock rallied in 2024 as the company delivered record revenues and profits amid strong demand for advanced semiconductor technologies fueled by the boom in artificial intelligence applications and high-performance computing.
TOP PERFORMANCE DETRACTORS
Partially offsetting these positive effects was negative stock selection within Financials coupled with Mexico, Brazil, and Indonesia overweighting.
HDFC Bank
and
Bank Rakyat Indonesia
hampered relative results within Financials. HDFC Bank is one of the high-quality banking franchises in India. The stock weakened as HDFC Bank continued to experience challenges related to the merger with HDFC and slowing deposit growth. Bank Rakyat underperformed due to credit costs pressure, modest loan growth versus industry average and asset quality challenges, particularly in the micro-loan segment.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	1 Year	Since Inception
Emerging Markets ex China Growth Fund Class R6	13.56%	12.61%
MSCI Emerging Markets ex-China IMI (net)	3.70%	9.39%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund
Statistics
Fund net assets (in $000s)	$ 35,472
Number of portfolio holdings	118
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate	69%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	16.5%
SK Hynix, Inc.	2.5%
MediaTek, Inc.	1.9%
MercadoLibre, Inc.	1.9%
Bank Central Asia Tbk. PT	1.8%
Sea Ltd.	1.6%
Emaar Properties PJSC	1.5%
Dixon Technologies India Ltd.	1.5%
Trent Ltd.	1.4%
Indian Hotels Co. Ltd.	1.4%
Sector Allocation
Geographic Diversification
Availability of Additional
Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair Emerging Markets
Small Cap Growth Fund
Class I / BESIX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair Emerging Markets Small Cap Growth Fund Class I (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Small Cap Growth Fund Class I	$ 120	1.15%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 8.37% (net of fees) for the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the MSCI Emerging Markets Small Cap Index (net), which returned 4.79% and outperformed the MSCI Emerging Markets IMI (net), a broad measure of market performance, which returned 7.09%.
Outperformance versus the benchmark

year-to-date was primarily driven by positive stock
selection
effect within Consumer Discretionary, Industrials and Financials.
TOP PERFORMANCE CONTRIBUTORS
Within Industrials, electrical equipment companies, in particular
HD Hyundai Electric Co Ltd
(“HDHE”) and
ABB India
, drove the relative outperformance. Within Consumer Discretionary,
Dixon Technologies India
and
Pop Mart International Group
led the sector outperformance. Dixon Technologies India’s robust performance in 2024 was underpinned by the company’s increased presence in smartphones through strategic partnership, expansion into various electronics manufacturing sectors, and improved operational efficiency. Pop Mart is a leading Chinese company specializing in the design, production, and sale of collectible art toys. The stock rallied as operating performance continued to accelerate driven by China online and Southeast Asia sales as the company’s efforts to expand its product offering continued to fuel consumer demand. Within Industrials, electrical equipment companies, in particular HDHE, the Korean manufacturer of power transformers and equipment, drove the relative outperformance. The stock’s outperformance in 2024 was driven by strong revenue growth and enhanced profitability.
Banco Macro
bolstered Financials performance. The stock rallied in 2024 on the back of robust loan growth due to increased demand and stable inflation.
TOP PERFORMANCE DETRACTORS
Partially offsetting these positive effects was negative stock selection within Health Care and Information Technology (“IT”). Within Health Care, the lack of exposure to biotechnology and life science tools industries detracted from relative performance. In addition,
Oncoclinicas do Brasil Servicos Medicos
, the largest private oncology treatment provider in Brazil, also hampered sector results. The stock de-rated on the back of the company’s weaker-than-expected fundamental performance. Within IT, stock selection within semiconductors hurt relative performance, as did
GDS Holdings
and
Elite Materials
. GDS Holdings is a premier developer and operator of high-performance data centers in China, with a strong focus on a wholesale-centric business model.

The company provides a range of services with a significant presence in major tier-1 cities. Despite delivering robust third quarter results, the stock corrected due to investor concerns about increased China capital expenditures and monthly service revenue declines. Elite Materials, a manufacturer of copper clad laminates, weakened as the company experienced margin pressure from higher raw material prices and increased competition.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Emerging Markets Small Cap Growth Fund Class I	8.37%	7.90%	5.42%
MSCI Emerging Markets IMI (net)	7.09%	2.51%	3.90%
MSCI Emerging Markets Small Cap Index (net)	4.79%	8.56%	5.73%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 398,093
Number of portfolio holdings	122
Net advisory fees paid (in $000s)	$ 3,439
Portfolio turnover rate	188%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Banco Macro SA	2.5%
Dixon Technologies India Ltd.	2.3%
Emaar Development PJSC	2.2%
Gamuda Bhd.	1.9%
Eastroc Beverage Group Co. Ltd.	1.8%
Bank Syariah Indonesia Tbk. PT	1.7%
Salik Co. PJSC	1.6%
Kaynes Technology India Ltd.	1.6%
Central Depository Services India Ltd.	1.6%
BBB Foods, Inc.	1.5%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair Emerging Markets
Small Cap Growth Fund
Class N / WESNX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair Emerging Markets Small Cap Growth Fund Class N (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Small Cap Growth Fund Class N	$ 146	1.40%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 8.09% (net of fees) for the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the MSCI Emerging Markets Small Cap Index (net), which returned 4.79% and outperformed the MSCI Emerging Markets IMI (net), a broad measure of market performance, which returned 7.09%.
Outperformance versus the benchmark

year-to-date was primarily driven by positive stock selection effect within Consumer Discretionary, Industrials and Financials.
TOP PERFORMANCE CONTRIBUTORS
Within Industrials, electrical equipment companies, in particular
HD Hyundai Electric Co Ltd
(“HDHE”) and
ABB India
, drove the relative outperformance. Within Consumer Discretionary,
Dixon Technologies India
and
Pop Mart International Group
led the sector outperformance. Dixon Technologies India’s robust performance in 2024 was underpinned by the company’s increased presence in smartphones through strategic partnership, expansion into various electronics manufacturing sectors, and improved operational efficiency. Pop Mart is a leading Chinese company specializing in the design, production, and sale of collectible art toys. The stock rallied as operating performance continued to accelerate driven by China online and Southeast Asia sales as the company’s efforts to expand its product offering continued to fuel consumer demand. Within Industrials, electrical equipment companies, in particular HDHE, the Korean manufacturer of power transformers and equipment, drove the relative outperformance. The stock’s outperformance in 2024 was driven by strong revenue growth and enhanced profitability.
Banco Macro
bolstered Financials performance. The stock rallied in 2024 on the back of robust loan growth due to increased demand and stable inflation.
TOP PERFORMANCE DETRACTORS
Partially offsetting these positive effects was negative stock selection within Health Care and Information Technology (“IT”). Within Health Care, the lack of exposure to biotechnology and life science tools industries detracted from relative performance. In addition,
Oncoclinicas do Brasil Servicos Medicos
, the largest private oncology treatment provider in Brazil, also hampered sector results. The stock de-rated on the back of the company’s weaker-than-expected fundamental performance. Within IT, stock selection within semiconductors hurt relative performance, as did
GDS Holdings
and
Elite Materials
. GDS Holdings is a premier developer and operator of high-performance data centers in China, with a strong focus on a wholesale-centric business model.

The company provides a range of services with a significant presence in major tier-1 cities. Despite delivering robust third quarter results, the stock corrected due to investor concerns about increased China capital expenditures and monthly service revenue declines. Elite Materials, a manufacturer of copper clad laminates, weakened as the company experienced margin pressure from higher raw material prices and increased competition.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Emerging Markets Small Cap Growth Fund Class N	8.09%	7.62%	5.13%
MSCI Emerging Markets IMI (net)	7.09%	2.51%	3.90%
MSCI Emerging Markets Small Cap Index (net)	4.79%	8.56%	5.73%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 398,093
Number of portfolio holdings	122
Net advisory fees paid (in $000s)	$ 3,439
Portfolio turnover rate	188%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Banco Macro SA	2.5%
Dixon Technologies India Ltd.	2.3%
Emaar Development PJSC	2.2%
Gamuda Bhd.	1.9%
Eastroc Beverage Group Co. Ltd.	1.8%
Bank Syariah Indonesia Tbk. PT	1.7%
Salik Co. PJSC	1.6%
Kaynes Technology India Ltd.	1.6%
Central Depository Services India Ltd.	1.6%
BBB Foods, Inc.	1.5%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair Emerging Markets
Small Cap Growth Fund
Class R6 / WESJX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair Emerging Markets Small Cap Growth Fund Class R6 (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Small Cap Growth Fund Class R6	$ 115	1.10%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 8.39% (net of fees) for the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the MSCI Emerging Markets Small Cap Index (net), which returned 4.79% and outperformed the MSCI Emerging Markets IMI (net), a broad measure of market performance, which returned 7.09%.
Outperformance versus the benchmark

year-to-date was primarily driven by positive stock selection effect within Consumer Discretionary, Industrials and Financials.
TOP PERFORMANCE CONTRIBUTORS
Within Industrials, electrical equipment companies, in particular
HD Hyundai Electric Co Ltd
(“HDHE”) and
ABB India
, drove the relative outperformance. Within Consumer Discretionary,
Dixon Technologies India
and
Pop Mart International Group
led the sector outperformance. Dixon Technologies India’s robust performance in 2024 was underpinned by the company’s increased presence in smartphones through strategic partnership, expansion into various electronics manufacturing sectors, and improved operational efficiency. Pop Mart is a leading Chinese company specializing in the design, production, and sale of collectible art toys. The stock rallied as operating performance continued to accelerate driven by China online and Southeast Asia sales as the company’s efforts to expand its product offering continued to fuel consumer demand. Within Industrials, electrical equipment companies, in particular HDHE, the Korean manufacturer of power transformers and equipment, drove the relative outperformance. The stock’s outperformance in 2024 was driven by strong revenue growth and enhanced profitability.
Banco Macro
bolstered Financials performance. The stock rallied in 2024 on the back of robust loan growth due to increased demand and stable inflation.
TOP PERFORMANCE DETRACTORS
Partially offsetting these positive effects was negative stock selection within Health Care and Information Technology (“IT”). Within Health Care, the lack of exposure to biotechnology and life science tools industries detracted from relative performance. In addition,
Oncoclinicas do Brasil Servicos Medicos
, the largest private oncology treatment provider in Brazil, also hampered sector results. The stock de-rated on the back of the company’s weaker-than-expected fundamental performance. Within IT, stock selection within semiconductors hurt relative performance, as did
GDS Holdings
and
Elite Materials
. GDS Holdings is a premier developer and operator of high-performance data centers in China, with a strong focus on a wholesale-centric business model.

The company provides a range of services with a significant presence in major tier-1 cities. Despite delivering robust third quarter results, the stock corrected due to investor concerns about increased China capital expenditures and monthly service revenue declines. Elite Materials, a manufacturer of copper clad laminates, weakened as the company experienced margin pressure from higher raw material prices and increased competition.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Emerging Markets Small Cap Growth Fund Class R6	8.39%	7.95%	5.48%
MSCI Emerging Markets IMI (net)	7.09%	2.51%	3.90%
MSCI Emerging Markets Small Cap Index (net)	4.79%	8.56%	5.73%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 398,093
Number of portfolio holdings	122
Net advisory fees paid (in $000s)	$ 3,439
Portfolio turnover rate	188%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Banco Macro SA	2.5%
Dixon Technologies India Ltd.	2.3%
Emaar Development PJSC	2.2%
Gamuda Bhd.	1.9%
Eastroc Beverage Group Co. Ltd.	1.8%
Bank Syariah Indonesia Tbk. PT	1.7%
Salik Co. PJSC	1.6%
Kaynes Technology India Ltd.	1.6%
Central Depository Services India Ltd.	1.6%
BBB Foods, Inc.	1.5%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair China Growth Fund
Class I / WICGX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair China Growth Fund Class I (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
China Growth Fund Class I	$ 104	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 10.34% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI China All Shares Index (net), which returned 16.38%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus the benchmark

was primarily driven by an underweight allocation and stock selection within Financials, coupled with negative stock selection within Information Technology (“IT”).
TOP PERFORMANCE DETRACTORS
Within Financials,
AIA Group
was the largest detractor from performance. The company declined during the period following a spike in share prices late in the third quarter based on China’s monetary policy easing and the hopes for fiscal stimulus that has yet to meaningfully materialize.
Within IT,
Silergy
was a primary detractor from performance. Silergy is a multinational semiconductor company that specializes in designing and manufacturing power management integrated circuits. The stock’s performance was volatile during the period, with an initial surge in stock price in the beginning of the quarter on news of stimulus measures; however, the stock price ultimately fell despite solid earnings results during the quarter.
TOP PERFORMANCE CONTRIBUTORS
Partly offsetting the detractors from performance was the portfolio’s sector positioning, led by an underweight to Materials and stock selection within Consumer Staples, led by
Eastroc Beverage Group
.

Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024

(or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	1 Year	Since Inception
China Growth Fund Class I	10.34%	-16.82%
MSCI China All Shares Index (net)	16.38%	-7.83%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,728
Number of portfolio holdings	45
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate	81%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings Ltd.	13.4%
Kweichow Moutai Co. Ltd.	5.0%
Meituan	4.5%
Contemporary Amperex Technology Co. Ltd.	4.5%
Trip.com Group Ltd.	4.2%
Xiaomi Corporation	4.1%
East Money Information Co.,Ltd.	3.3%
BYD Company Limited	3.1%
Eastroc Beverage Group Co. Ltd.	2.9%
Yutong Bus Co. Ltd.	2.8%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair China Growth Fund
Class R6 / WRCGX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair China Growth Fund Class R6 (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
China Growth Fund Class R6	$ 99	0.94%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 10.46% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI China All Shares Index (net), which returned 16.38%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus the benchmark

was primarily driven by an underweight allocation and stock selection within Financials, coupled with negative stock selection within Information Technology (“IT”).
TOP PERFORMANCE DETRACTORS
Within Financials,
AIA Group
was the largest detractor from performance. The company declined during the period following a spike in share prices late in the third quarter based on China’s monetary policy easing and the hopes for fiscal stimulus that has yet to meaningfully materialize.
Within IT,
Silergy
was a primary detractor from performance. Silergy is a multinational semiconductor company that specializes in designing and manufacturing power management integrated circuits. The stock’s performance was volatile during the period, with an initial surge in stock price in the beginning of the quarter on news of stimulus measures; however, the stock price ultimately fell despite solid earnings results during the quarter.
TOP PERFORMANCE CONTRIBUTORS
Partly offsetting the detractors from performance was the portfolio’s sector positioning, led by an underweight to Materials and stock selection within Consumer Staples, led by
Eastroc Beverage Group
.

Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	1 Year	Since Inception
China Growth Fund Class R6	10.46%	-16.85%
MSCI China All Shares Index (net)	16.38%	-7.83%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,728
Number of portfolio holdings	45
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate	81%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings Ltd.	13.4%
Kweichow Moutai Co. Ltd.	5.0%
Meituan	4.5%
Contemporary Amperex Technology Co. Ltd.	4.5%
Trip.com Group Ltd.	4.2%
Xiaomi Corporation	4.1%
East Money Information Co.,Ltd.	3.3%
BYD Company Limited	3.1%
Eastroc Beverage Group Co. Ltd.	2.9%
Yutong Bus Co. Ltd.	2.8%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair Emerging Markets
Debt Fund
Class I / WEDIX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair Emerging Markets Debt Fund Class I (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Debt Fund Class I	$ 73	0.70%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 9.06% (net of fees) for the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index (the "Index"), which returned 6.54% and outperformed the Bloomberg Global Aggregate Index, a broad measure of market performance, which returned -1.69%.
Positive contributions came from all three “beta buckets,” (or risk categories) particularly the high-beta (higher-risk ) bucket. For this group, positive performance was the result of country allocation. Performance in the medium-beta (medium-risk) bucket was driven predominantly by positive security selection and in the low-beta (lower-risk) bucket was the result of both country allocation and security selection.
Higher-Risk Countries
Within the higher-risk country segment, overweight positioning contributed to outperformance, especially in Ukraine and Argentina. Conversely, positions in Venezuela and Ethiopia detracted from relative performance.
In
Ukraine
, our overweight position outperformed as assets rallied following the conclusion of bond restructuring and more recently, optimism around negotiations with Russia to bring the war to a conclusion.
In
Argentina
, the shock therapy employed by the Javier Milei administration to reduce the fiscal deficit and cool inflation has been better received in the country than we originally anticipated. Country selection was the main driver of performance.

Country selection added to performance, however being overweight more defensive securities subtracted from performance.
In
Venezuela
, our overweight position and security selection detracted from performance. As the outlook for regime change within Venezuela became less likely and the U.S. Congress adopted a more hawkish tone toward the regime, bonds underperformed. Additionally, our overweight position in PDVSA, the Venezuelan state-owned oil and natural gas company, slightly detracted from performance.
In
Ethiopia
,
we averaged a small overweight position for the 2024 year,

however, our underweight position in the second half of 2024 detracted marginally from performance as bonds rallied on the belief that the restructuring would deliver high recovery values.
Lower-Risk Countries
Within the lower-risk country segment, positions in China and Saudi Arabia contributed to performance. Conversely, positions in Paraguay and Trinidad and Tobago detracted from performance.
In
China
, our underweight spread duration for sovereigns and quasi-sovereigns contributed to our outperformance. Amid tight valuations and a persistently weak domestic economy, spreads in China underperformed compared to other countries in the index.
In
Saudi Arabia
, our underweight positioning outperformed as U.S. Treasury yields rose and low-spread Saudi bonds showed high sensitivity to this move.
In
Paraguay
, our overweight position detracted slightly from performance as low-beta debt generally underperformed during the period.
In
Trinidad and Tobago
our overweight position hurt performance but was partially offset by security selection.

We remained overweight State-Owned Heritage Petroleum
Medium-Risk Countries
Within the medium-risk country segment, positions in Turkey and Mexico contributed to performance. Conversely, positions in Uzbekistan and Montenegro detracted from performance.
In
Turkey
, our overweight in a short dated supranational bond added to performance, with rates rallying amidst signs of disinflation and interest rate cuts. Our overweight position in a shorted high carry local government bond and a number of corporates also added to performance.
In
Mexico
, our overweight position in Pemex drove outperformance due to improved risk sentiment and the government seemed increasingly likely to continue supporting Pemex bonds in 2024 and beyond.
In
Uzbekistan
, our overweight position lost a small amount of outperformance as the pace of spread compression failed to keep pace of compression with the wider high yield market.
We lost a little performance through our marginal underweight in
Montenegro
as the bonds rallied strongly on EU accession hopes with 2028 targeted for full membership.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	1 Year	Since Inception
Emerging Markets Debt Fund Class I	9.06%	0.36%
Bloomberg Global Aggregate Index	-1.69%	-4.42%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index	6.54%	-0.82%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 66,091
Number of portfolio holdings	245
Net advisory fees paid (in $000s)	$ 160
Portfolio turnover rate	104%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. Credit quality designations range from AAA (highest) to D (lowest). Credit quality ratings on underlying securities are received from S&P and Moody’s which are converted to the equivalent S
&
P major rating category for presentation purposes only.
Top Ten Holdings
Argentine Government International Bond	3.1%
Egypt Government International Bond	2.9%
Petroleos Mexicanos	2.8%
Qatar Government International Bond	2.4%
Paraguay Government International Bond	2.1%
Romania Government International Bond	2.1%
Dominican Republic International Bond	2.1%
Ukraine Government International Bond	2.0%
South Africa Government International Bond	1.9%
Oman Government International Bond	1.8%
Geographic Diversification
Credit Quality
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
William Blair Emerging Markets
Debt Fund
Class R6 / WEDRX
ANNUAL SHAREHOLDER REPORT

| December 31, 2024
This annual shareholder report contains important information about William Blair Emerging Markets Debt Fund Class R6 (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Debt Fund Class R6	$ 68	0.65%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 9.14% (net of fees) for the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index (the "Index"), which returned 6.54% and outperformed the Bloomberg Global Aggregate Index, a broad measure of market performance, which returned -1.69%.
Positive
contributions
came from all three “beta buckets,” (or risk categories) particularly the high-beta (higher-risk ) bucket. For this group, positive performance was the result of country allocation. Performance in the medium-beta (medium-risk) bucket was driven predominantly by positive security selection and in the low-beta (lower-risk) bucket was the result of both country allocation and security selection.
Higher-Risk Countries
Within the higher-risk country segment, overweight positioning contributed to outperformance, especially in Ukraine and Argentina. Conversely, positions in Venezuela and Ethiopia detracted from relative performance.
In
Ukraine
, our overweight position outperformed as assets rallied following the conclusion of bond restructuring and more recently, optimism around negotiations with Russia to bring the war to a conclusion.
In
Argentina
, the shock therapy employed by the Javier Milei administration to reduce the fiscal deficit and cool inflation has been better received in the country than we originally anticipated. Country selection was the main driver of performance.

Country selection added to performance, however being overweight more defensive securities subtracted from performance.
In
Venezuela
, our overweight position and security selection detracted from performance. As the outlook for regime change within Venezuela became less likely and the U.S. Congress adopted a more hawkish tone toward the regime, bonds underperformed. Additionally, our overweight position in PDVSA, the Venezuelan state-owned oil and natural gas company, slightly detracted from performance.
In
Ethiopia
,
we averaged a small overweight position for the 2024 year,

however, our underweight position in the second half of 2024 detracted marginally from performance as bonds rallied on the belief that the restructuring would deliver high recovery values.
Lower-Risk Countries
Within the lower-risk country segment, positions in China and Saudi Arabia contributed to performance. Conversely, positions in Paraguay and Trinidad and Tobago detracted from performance.
In
China
, our underweight spread duration for sovereigns and quasi-sovereigns contributed to our outperformance. Amid tight valuations and a persistently weak domestic economy, spreads in China underperformed compared to other countries in the index.
In
Saudi Arabia
, our underweight positioning outperformed as U.S. Treasury yields rose and low-spread Saudi bonds showed high sensitivity to this move.
In
Paraguay
, our overweight position detracted slightly from performance as low-beta debt generally underperformed during the period.
In
Trinidad and Tobago
our overweight position hurt performance but was partially offset by security selection.

We remained overweight State-Owned Heritage Petroleum.
Medium-Risk Countries
Within the medium-risk country segment, positions in Turkey and Mexico contributed to performance. Conversely, positions in Uzbekistan and Montenegro detracted from performance.
In
Turkey
, our overweight in a short dated supranational bond added to performance, with rates rallying amidst signs of disinflation and interest rate cuts. Our overweight position in a shorted high carry local government bond and a number of corporates also added to performance.
In
Mexico
, our overweight position in Pemex drove outperformance due to improved risk sentiment and the government seemed increasingly likely to continue supporting Pemex bonds in 2024 and beyond.
In
Uzbekistan
, our overweight position lost a small amount of outperformance as the pace of spread compression failed to keep pace of compression with the wider high yield market.
We lost a little performance through our marginal underweight in
Montenegro
as the bonds rallied strongly on EU accession hopes with 2028 targeted for full membership.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2024 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	1 Year	Since Inception
Emerging Markets Debt Fund Class R6	9.14%	0.41%
Bloomberg Global Aggregate Index	-1.69%	-4.42%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index	6.54%	-0.82%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 66,091
Number of portfolio holdings	245
Net advisory fees paid (in $000s)	$ 160
Portfolio turnover rate	104%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. Credit quality designations range from AAA (highest) to D (lowest). Credit quality ratings on underlying securities are received from S&P and Moody’s which are converted to the equivalent S&P major rating category for presentation purposes only.
Top Ten Holdings
Argentine Government International Bond	3.1%
Egypt Government International Bond	2.9%
Petroleos Mexicanos	2.8%
Qatar Government International Bond	2.4%
Paraguay Government International Bond	2.1%
Romania Government International Bond	2.1%
Dominican Republic International Bond	2.1%
Ukraine Government International Bond	2.0%
South Africa Government International Bond	1.9%
Oman Government International Bond	1.8%
Geographic Diversification
Credit Quality
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.

Item 2.    Code of Ethics

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to its principal executive officer and principal financial officer (the “Covered Officers”).

(b) No disclosures are required pursuant to this Item 2(b).

(c) During the period covered by the report, the Registrant did not make any amendment to a provision of the Code.

(d) During the period covered by the report, the Registrant did not grant any waivers, including implicit waivers, from the provisions of the Code.

(e) Not applicable.

(f) A copy of the Code is filed as Exhibit 19(a)(1) to this Form N-CSR.

Item 3.    Audit Committee Financial Expert

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. Mr. Daniel N. Leib, the Registrant’s audit committee financial expert, is “independent” for purposes of Item 3 to Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the audit committee or Board of Trustees.

Item 4.    Principal Accountant Fees and Services

Audit Fees

For the fiscal years ended December 31, 2023 and 2024, Ernst & Young LLP, the Registrant’s principal accountant (“E&Y”), billed the Registrant $492,900 and $502,900, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

Audit-Related Fees

For the fiscal years ended December 31, 2023 and 2024, E&Y billed the Registrant $0 and $0, respectively, for assurance and related services that are reasonably related to the performance of the audit of the Registrant’s financial statements and that are not reported above. For the fiscal years ended December 31, 2023 and 2024, E&Y provided no audit-related services to William Blair Investment Management, LLC, the Registrant’s investment adviser (“William Blair”), or any of its control affiliates that were for engagements directly related to the Registrant’s operations and financial reporting.

Tax Fees

For the fiscal years ended December 31, 2023 and 2024, E&Y billed the Registrant $325,408 and $167,135, respectively, for professional services rendered for tax compliance, tax advice and tax planning. Such services consisted of preparation of tax returns, year-end distribution review, qualifying dividend income analysis and review of year-end tax reporting. For the fiscal years ended December 31, 2023 and 2024, E&Y did not bill William Blair and its control affiliates for any services that were for engagements directly related to the Registrant’s operations and financial reporting.

All Other Fees

For the fiscal years ended December 31, 2023 and 2024, E&Y did not bill the Registrant for products and services other than the services reported above. For the fiscal year ended December 31, 2023 and 2024, E&Y provided no other services to William Blair or any of its control affiliates that were for engagements directly related to the Registrant’s operations and financial reporting.

Audit Committee Pre-Approval Policies and Procedures

Pursuant to the Registrant’s Audit Committee Charter (the “Charter”), the Audit Committee is responsible for pre-approving any engagement of the principal accountant to provide non-prohibited services to the Registrant, including the fees and other compensation to be paid to the principal accountant, to the extent required by Rule 2-01(c)(7) of Regulation S-X. Pursuant to the Charter, the Audit Committee is also responsible for pre-approving any engagement of the principal accountant, including the fees and other compensation to be paid to the principal accountant, to provide non-audit services to the Registrant’s investment adviser (or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant), if the engagement relates directly to the operations and financial reporting of the Registrant, to the extent required by Rule 2-01(c)(7) of Regulation S-X. The Chair of the Audit Committee may grant the pre-approval referenced above for non-prohibited and non-audit services. All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting. None of the Audit-Related and Tax Services billed by E&Y for the fiscal years ended December 31, 2023 and 2024 discussed above were approved by the Audit Committee pursuant to a waiver of these Pre-Approval Policies and Procedures.

Non-Audit Fees

For the fiscal years ended December 31, 2023 and 2024, E&Y billed the Trust $325,408 and $167,135, respectively, in non-audit fees (tax services). For the same periods, E&Y billed the Adviser and its control affiliates $0 and $0, respectively, in non-audit fees.

Auditor Branch or Office Located in Foreign Jurisdiction

Not applicable to this Registrant.

Foreign Issuer

Not applicable to this Registrant.

Item 5.    Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed company.

Item 6.    Schedule of Investments

(a) Not applicable. The complete Schedule of Investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7.    Financial Statements and Financial Highlights for Open-End Management Investment Companies.

December 31, 2024

William Blair Funds
Annual Financial Statements and Other Information

This report is submitted for the general information of the shareholders of William Blair Funds. It is not authorized for distribution to prospective Fund investors unless accompanied or preceded by the Fund’s prospectus. Please carefully consider a Fund’s investment objectives, risks, charges, and expenses before investing. This and other information is contained in the Fund’s prospectus, which you may obtain by calling 1-800-742-7272. Read it carefully before you invest or send money.
December 31, 2024

William Blair Funds

Growth Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—43.0%
*	Advanced Micro Devices, Inc.	72,668	$8,778
	Apple, Inc.	48,453	12,134
	Clear Secure, Inc.	45,543	1,213
*	Clearwater Analytics Holdings, Inc.	143,822	3,958
*	Confluent, Inc.	118,744	3,320
*	Dynatrace, Inc.	67,740	3,682
	Microsoft Corp.	51,222	21,590
*	MongoDB, Inc.	9,366	2,180
*	Nice Ltd.—ADR	13,869	2,356
	NVIDIA Corp.	88,840	11,930
*	Palo Alto Networks, Inc.	22,620	4,116
*	PDF Solutions, Inc.	59,060	1,599
*	Pure Storage, Inc.	76,438	4,696
*	ServiceNow, Inc.	9,019	9,561
	Texas Instruments, Inc.	36,706	6,883
*	Tyler Technologies, Inc.	4,351	2,509
*	Workday, Inc.	14,921	3,850
*	Workiva, Inc.	29,434	3,223
			107,578
	Consumer Discretionary—12.0%
*	Amazon.com, Inc.	99,846	21,905
*	Bright Horizons Family Solutions, Inc.	24,980	2,769
*	Chipotle Mexican Grill, Inc.	56,610	3,414
*	Skyline Champion Corp.	21,334	1,879
			29,967
	Industrials—10.7%
*	ACV Auctions, Inc.	218,910	4,728
	Brink's Co.	24,976	2,317
*	Chart Industries, Inc.	10,291	1,964
*	Copart, Inc.	105,121	6,033
*	Kornit Digital Ltd.†	57,160	1,769
*	Montrose Environmental Group, Inc.	89,217	1,655
	TransUnion	27,135	2,516
*	Uber Technologies, Inc.	64,273	3,877
*	Verra Mobility Corp.	75,977	1,837
			26,696
	Health Care—10.5%
	Abbott Laboratories	41,365	4,679
	Agilent Technologies, Inc.	40,611	5,456
*	Doximity, Inc.	50,271	2,684
	UnitedHealth Group, Inc.	13,074	6,613
	West Pharmaceutical Services, Inc.	9,836	3,222
	Zoetis, Inc.	21,870	3,563
			26,217
	Financials—8.8%
*	Baldwin Insurance Group, Inc.	60,880	2,360
	Carlyle Group, Inc.	111,355	5,622
	Everest Group Ltd.†	8,714	3,158
*	Flywire Corp.	108,055	2,228
	Mastercard, Inc.	16,523	8,701
			22,069
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Communication Services—7.6%
	Alphabet, Inc.—Class A	94,478	$17,885
*	ZipRecruiter, Inc.	145,010	1,050
			18,935
	Consumer Staples—3.7%
*	e.l.f. Beauty, Inc.	14,357	1,803
*	Vital Farms, Inc.	57,344	2,161
	Walmart, Inc.	57,465	5,192
			9,156
	Energy—2.9%
	Cameco Corp.	104,017	5,345
*	Green Plains, Inc.	66,909	634
	New Fortress Energy, Inc.	84,700	1,281
			7,260
	Total Common Stocks—99.2% (cost $149,708)		247,878

Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 12/31/24, due 01/02/25, repurchase price $3,035, collateralized by U.S. Treasury Note, 4.000%, due 12/15/27, valued at $3,095	$3,035	3,035
Total Repurchase Agreements—1.2% (cost $3,035)		3,035
Total Investments—100.4% (cost $152,743)		250,913
Liabilities, plus cash and other assets—(0.4)%		(997)
Net Assets—100.0%		$249,916

ADR	American Depositary Receipt

*	Non-income producing security.
†	U.S. listed foreign security
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Growth Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
As of December 31, 2024, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$247,878	$—	$—	$247,878
Repurchase Agreements	—	3,035	—	3,035
Total Investments in Securities	$247,878	$3,035	$—	$250,913
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Large Cap Growth Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—49.7%
	Accenture PLC†	109,510	$38,524
*	Advanced Micro Devices, Inc.	361,958	43,721
	Apple, Inc.	1,010,090	252,947
	Broadcom, Inc.	73,800	17,110
	Datadog, Inc.	227,930	32,569
	Intuit, Inc.	104,640	65,766
	Lam Research Corporation	668,640	48,296
	Microsoft Corp.	813,960	343,084
	NVIDIA Corp.	2,489,420	334,304
*	Palo Alto Networks, Inc.	210,790	38,355
	Salesforce, Inc.	231,730	77,474
*	ServiceNow, Inc.	66,860	70,880
	Texas Instruments, Inc.	163,270	30,615
			1,393,645
	Consumer Discretionary—13.7%
*	Amazon.com, Inc.	1,213,360	266,199
*	Chipotle Mexican Grill, Inc.	1,089,140	65,675
*	O'Reilly Automotive, Inc.	42,500	50,397
			382,271
	Financials—8.5%
	Apollo Global Management, Inc.	279,641	46,186
	Carlyle Group, Inc.	1,235,057	62,358
	Mastercard, Inc.	248,140	130,663
			239,207
	Communication Services—8.2%
*	Live Nation Entertainment, Inc.	366,712	47,489
	Meta Platforms, Inc.	311,830	182,580
			230,069
	Health Care—7.6%
	Agilent Technologies, Inc.	320,950	43,117
*	IDEXX Laboratories, Inc.	84,990	35,138
	UnitedHealth Group, Inc.	130,835	66,184
*	Veeva Systems, Inc.	158,690	33,365
	West Pharmaceutical Services, Inc.	109,700	35,933
			213,737
	Industrials—5.7%
*	Copart, Inc.	1,126,580	64,654
	TransUnion	557,500	51,686
*	Uber Technologies, Inc.	716,780	43,236
			159,576
	Consumer Staples—3.5%
	Costco Wholesale Corp.	67,160	61,537
*	Monster Beverage Corp.	681,420	35,815
			97,352
	Materials—2.9%
	Linde PLC†	85,590	35,834
	Martin Marietta Materials, Inc.	88,260	45,586
			81,420
	Total Common Stocks—99.8% (cost $2,113,594)		2,797,277

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 12/31/24, due 01/02/25, repurchase price $6,011, collateralized by U.S. Treasury Note, 4.000%, due 12/15/27, valued at $6,131	$6,010	$6,010
Total Repurchase Agreements—0.2% (cost $6,010)		6,010
Total Investments—100.0% (cost $2,119,604)		2,803,287
Liabilities, plus cash and other assets—(0.0)%		(64)
Net Assets—100.0%		$2,803,223

PLC	Public Limited Company

†	U.S. listed foreign security
*	Non-income producing security.
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Large Cap Growth Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
As of December 31, 2024, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$2,797,277	$—	$—	$2,797,277
Repurchase Agreements	—	6,010	—	6,010
Total Investments in Securities	$2,797,277	$6,010	$—	$2,803,287
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Mid Cap Value Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)

	Issuer	Shares	Value
	Common Stocks
	Industrials—18.5%
	AGCO Corp.	186	$17
*	Alaska Air Group, Inc.	432	28
	Allegion PLC†	209	27
	Allison Transmission Holdings, Inc.	204	22
	Flowserve Corp.	446	26
	Genpact Ltd.†	793	34
	JB Hunt Transport Services, Inc.	180	31
	Johnson Controls International PLC†	399	31
	Knight-Swift Transportation Holdings, Inc.	510	27
*	Middleby Corp.	197	27
	Snap-on, Inc.	76	26
	Timken Co.	415	30
			326
	Financials—17.5%
*	Arch Capital Group Ltd.†	294	27
	East West Bancorp, Inc.	316	30
	Everest Group Ltd.	87	32
	Global Payments, Inc.	289	32
	Hartford Financial Services Group, Inc.	293	32
	Huntington Bancshares, Inc.	1,751	28
	KKR & Co., Inc.	223	33
	State Street Corporation	270	27
*	WEX, Inc.	168	29
	Willis Towers Watson PLC†	117	37
			307
	Information Technology—12.8%
	Amdocs Ltd.†	364	31
*	Check Point Software Technologies Ltd.†	125	23
	Cognizant Technology Solutions Corp.	408	32
*	Flex Ltd.†	741	29
	Hewlett Packard Enterprise Co.	1,369	29
	Jabil, Inc.	211	30
*	ON Semiconductor Corp.	479	30
*	Qorvo, Inc.	298	21
			225
	Health Care—9.7%
	Cencora, Inc.	105	23
*	Centene Corp.	477	29
	Encompass Health Corp.	300	28
*	ICON PLC	152	32
	Labcorp Holdings, Inc.	123	28
	Teleflex, Inc.	175	31
			171
	Real Estate—8.5%
	Camden Property Trust	207	24
	Healthpeak Properties, Inc.	1,520	31
	Host Hotels & Resorts, Inc.	1,655	29
	Regency Centers Corp.	465	34
	VICI Properties, Inc.	1,064	31
			149
	Consumer Staples—6.7%
	Ingredion, Inc.	187	26
	Molson Coors Beverage Co.	557	32
	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Staples—(continued)
	Tyson Foods, Inc.	451	$26
*	U.S. Foods Holding Corp.	498	33
			117
	Consumer Discretionary—6.6%
	Advance Auto Parts, Inc.	240	12
	Brunswick Corp.	374	24
	LKQ Corp.	810	30
	Toll Brothers, Inc.	233	29
	Whirlpool Corp.	184	21
			116
	Materials—6.3%
*	Axalta Coating Systems Ltd.†	896	31
	CRH PLC†	374	35
	Crown Holdings, Inc.	324	27
	Royal Gold, Inc.	133	17
			110
	Utilities—5.6%
	Entergy Corp.	428	33
	NiSource, Inc.	876	32
	PPL Corp.	1,046	34
			99
	Energy—4.3%
	Coterra Energy, Inc.	866	22
	Diamondback Energy, Inc.	111	18
	Permian Resources Corp.	1,273	18
	Phillips 66	154	18
			76
	Total Common Stocks—96.5% (cost $1,522)		1,696
	Total Investments—96.5% (cost $1,522)		1,696
	Cash and other assets, less liabilities—3.5%		61
	Net Assets—100.0%		$1,757

PLC	Public Limited Company

*	Non-income producing security.
†	U.S. listed foreign security
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Mid Cap Value Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
As of December 31, 2024, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,696	$—	$—	$1,696
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Small-Mid Cap Core Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)

	Issuer	Shares	Value
	Common Stocks
	Industrials—20.2%
*	ACV Auctions, Inc.	101,294	$2,188
*	AZEK Co., Inc.	21,768	1,033
	Brink's Co.	10,012	929
	BWX Technologies, Inc.	9,615	1,071
*	CACI International, Inc.	1,379	557
*	Casella Waste Systems, Inc.	19,578	2,071
*	Chart Industries, Inc.	9,168	1,750
	Curtiss-Wright Corporation	2,762	980
*	ExlService Holdings, Inc.	39,062	1,734
*	GXO Logistics, Inc.	15,226	662
	JBT Marel Corp	7,958	1,011
*	Mercury Systems, Inc.	46,713	1,962
	Mueller Industries, Inc.	12,977	1,031
	nVent Electric PLC	12,980	885
	Owens Corning	7,784	1,326
	Tecnoglass, Inc.†	12,024	954
	TransUnion	23,890	2,215
*	Verra Mobility Corp.	50,289	1,216
*	WillScot Mobile Mini Holdings Corp.	49,798	1,666
			25,241
	Financials—15.0%
*	Baldwin Insurance Group, Inc.	49,980	1,937
	Banner Corp.	26,980	1,801
	Carlyle Group, Inc.	62,142	3,138
	East West Bancorp, Inc.	20,204	1,935
	Everest Group Ltd.†	6,040	2,189
*	Marex Group PLC†	61,275	1,910
	Old National Bancorp	99,948	2,169
	OneMain Holdings, Inc.	19,929	1,039
	Western Alliance Bancorp	30,596	2,556
			18,674
	Health Care—13.5%
*	Acadia Healthcare Co., Inc.	25,580	1,014
*	Avantor, Inc.	45,087	950
	Chemed Corp.	4,092	2,168
*	Doximity, Inc.	39,137	2,090
	Embecta Corp.	32,915	680
	Encompass Health Corp.	12,289	1,135
*	Exact Sciences Corp.	32,752	1,840
	GeneDx Holdings Corp.	12,455	957
*	Insulet Corp.	3,667	957
*	Merit Medical Systems, Inc.	10,029	970
*	Neogen Corp.	89,916	1,092
*	Penumbra, Inc.	5,786	1,374
*	Sotera Health Co.	48,088	658
*	Vericel Corp.	17,217	945
			16,830
	Information Technology—13.1%
*	Agilysys, Inc.	8,670	1,142
*	Ambarella, Inc.†	14,323	1,042
	Clear Secure, Inc.	29,546	787
*	Clearwater Analytics Holdings, Inc.	51,904	1,428
	Cognex Corp.	23,910	858
*	Confluent, Inc.	64,624	1,807
*	Descartes Systems Group, Inc.	9,044	1,028
	Issuer	Shares	Value
	Common Stocks—(continued)
	Information Technology—(continued)
*	Diebold Nixdorf, Inc.	33,102	$1,425
*	Dynatrace, Inc.	27,382	1,488
	EPAM Systems, Inc.	5,434	1,271
*	Gitlab, Inc.	18,516	1,043
*	Lattice Semiconductor Corp.	12,451	705
	Mirion Technologies, Inc.	65,613	1,145
*	Nice Ltd.—ADR	6,585	1,118
			16,287
	Consumer Discretionary—12.7%
	Academy Sports and Outdoors, Inc.	23,013	1,324
	ADT, Inc.	111,594	771
*	Bright Horizons Family Solutions, Inc.	21,302	2,361
*	Fox Factory Holding Corp.	17,112	518
*	Garrett Motion, Inc.	165,743	1,497
*	Modine Manufacturing Co.	5,271	611
	Pool Corp.	3,920	1,337
*	Revolve Group, Inc.	22,901	767
	SharkNinja, Inc.†	27,613	2,688
	Signet Jewelers Ltd.†	13,155	1,062
*	Skyline Champion Corp.	14,882	1,311
*	Stride, Inc.	14,668	1,524
			15,771
	Real Estate—7.4%
	Agree Realty Corp.	29,864	2,104
	Americold Realty Trust, Inc.	78,390	1,678
	Equity LifeStyle Properties, Inc.	24,705	1,645
	Healthcare Realty Trust, Inc.	82,549	1,399
	Jones Lang LaSalle Incorporated	4,947	1,252
	Rexford Industrial Realty, Inc.	29,874	1,155
			9,233
	Consumer Staples—4.9%
*	e.l.f. Beauty, Inc.	8,247	1,035
	Inter Parfums, Inc.	9,969	1,311
	Lancaster Colony Corp.	8,113	1,405
	Primo Brands Corporation	76,816	2,364
			6,115
	Energy—4.8%
*	Antero Resources Corp.	30,526	1,070
	Cameco Corp.	27,604	1,418
	New Fortress Energy, Inc.	113,973	1,723
*	Weatherford International PLC†	7,286	522
	Whitecap Resources, Inc.	176,410	1,251
			5,984
	Materials—3.1%
	CF Industries Holdings, Inc.	20,515	1,750
	Eagle Materials, Inc.	4,437	1,095
	Louisiana-Pacific Corp.	9,554	989
			3,834
	Utilities—2.9%
	IDACORP, Inc.	16,473	1,800
	Talen Energy Corporation	9,150	1,844
			3,644
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Small-Mid Cap Core Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Communication Services—0.5%
*	ZipRecruiter, Inc.	89,194	$646
	Total Common Stocks—98.1% (cost $111,474)		122,259

Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 12/31/24, due 01/02/25, repurchase price $3,251, collateralized by U.S. Treasury Note, 4.000%, due 12/15/27, valued at $3,315	$3,250	3,250
Total Repurchase Agreements—2.6% (cost $3,250)		3,250
Total Investments—100.7% (cost $114,724)		125,509
Liabilities, plus cash and other assets—(0.7)%		(858)
Net Assets—100.0%		$124,651

ADR	American Depositary Receipt
PLC	Public Limited Company

*	Non-income producing security.
†	U.S. listed foreign security
As of December 31, 2024, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$122,259	$—	$—	$122,259
Repurchase Agreements	—	3,250	—	3,250
Total Investments in Securities	$122,259	$3,250	$—	$125,509
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Small-Mid Cap Growth Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)

	Issuer	Shares	Value
	Common Stocks
	Health Care—21.4%
*	Acadia Healthcare Co., Inc.	417,080	$16,537
*	Amicus Therapeutics, Inc.	2,122,100	19,990
*	Avantor, Inc.	642,900	13,546
	Bio-Techne Corp.	187,000	13,470
*	Blueprint Medicines Corp.	276,604	24,125
	Chemed Corp.	65,666	34,790
*	Doximity, Inc.	729,052	38,924
	Encompass Health Corp.	228,517	21,103
*	Evolent Health, Inc.	831,700	9,357
*	Exact Sciences Corp.	466,300	26,201
	Glaukos Corporation	140,800	21,111
*	Globus Medical, Inc.	146,595	12,125
*	Insmed, Inc.	320,451	22,124
*	Inspire Medical Systems, Inc.	123,342	22,865
*	Insulet Corp.	102,765	26,829
	Madrigal Pharmaceuticals, Inc.	49,800	15,367
*	Merit Medical Systems, Inc.	16,716	1,617
*	Neogen Corp.	1,800,800	21,862
*	Penumbra, Inc.	103,586	24,600
*	Twist Bioscience Corp.	367,573	17,081
			403,624
	Industrials—20.1%
*	ACV Auctions, Inc.	1,186,782	25,635
	Advanced Drainage Systems, Inc.	160,600	18,565
*	AZEK Co., Inc.	503,800	23,915
	Brink's Co.	265,438	24,625
	BWX Technologies, Inc.	166,752	18,575
*	Casella Waste Systems, Inc.	260,361	27,549
*	Chart Industries, Inc.	114,155	21,785
	Curtiss-Wright Corporation	54,400	19,305
*	ExlService Holdings, Inc.	737,800	32,744
	FTAI Aviation Ltd.	157,700	22,715
*	Mercury Systems, Inc.	750,392	31,516
	Mueller Industries, Inc.	388,900	30,863
	nVent Electric PLC†	398,000	27,128
*	Parsons Corp.	116,500	10,747
	Regal Rexnord Corp.	147,800	22,928
*	WillScot Mobile Mini Holdings Corp.	618,300	20,682
			379,277
	Information Technology—19.3%
*	Clearwater Analytics Holdings, Inc.	1,161,469	31,964
	Cognex Corp.	796,747	28,571
*	Confluent, Inc.	1,336,115	37,358
*	Credo Technology Group Holding Ltd.†	224,107	15,062
*	Dynatrace, Inc.	706,286	38,387
	EPAM Systems, Inc.	102,200	23,896
*	Guidewire Software, Inc.	109,155	18,401
*	Lattice Semiconductor Corp.	236,200	13,381
*	Manhattan Associates, Inc.	118,700	32,078
*	Nice Ltd.—ADR	134,368	22,821
*	Novanta, Inc.†	124,354	18,998
*	Pure Storage, Inc.	409,300	25,143
	Q2 Holdings, Inc.	279,300	28,112
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Information Technology—(continued)
*	Tenable Holdings, Inc.	459,988	$18,114
*	Varonis Systems, Inc.	266,632	11,846
			364,132
	Consumer Discretionary—12.0%
*	Bright Horizons Family Solutions, Inc.	314,178	34,827
*	Burlington Stores, Inc.	61,161	17,434
	Churchill Downs, Inc.	183,900	24,558
*	Fox Factory Holding Corp.	322,602	9,765
*	Planet Fitness, Inc.	276,100	27,298
	Pool Corp.	80,300	27,377
*	Revolve Group, Inc.	435,892	14,598
	SharkNinja, Inc.†	379,300	36,929
*	Stride, Inc.	328,900	34,183
			226,969
	Financials—8.6%
*	Baldwin Insurance Group, Inc.	464,500	18,004
	Carlyle Group, Inc.	868,993	43,876
	Everest Group Ltd.†	81,432	29,516
*	Flywire Corp.	1,427,903	29,443
	TPG, Inc.	335,124	21,059
	Western Alliance Bancorp	246,172	20,565
			162,463
	Consumer Staples—6.7%
*	e.l.f. Beauty, Inc.	322,700	40,515
*	Freshpet, Inc.	154,479	22,880
	Lancaster Colony Corp.	112,816	19,533
	Primo Brands Corporation	1,423,000	43,785
			126,713
	Energy—4.9%
	Cameco Corp.	392,762	20,184
*	Kosmos Energy Ltd.	3,259,947	11,149
	New Fortress Energy, Inc.	1,917,346	28,990
	Range Resources Corp.	280,000	10,075
	Whitecap Resources, Inc.	3,003,100	21,292
			91,690
	Materials—3.1%
	CF Industries Holdings, Inc.	326,431	27,851
	Eagle Materials, Inc.	60,300	14,880
	Louisiana-Pacific Corp.	145,600	15,077
			57,808
	Utilities—2.0%
	Talen Energy Corporation	188,700	38,017
	Real Estate—0.8%
	FirstService Corp.	86,068	15,581
	Total Common Stocks—98.9% (cost $1,622,624)		1,866,274

	Rights
	Health Care—0.0%
*	Abiomed, Inc. —CVR**	$80,133	—
	Total Rights—0.0% (cost $82)		—
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Small-Mid Cap Growth Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 12/31/24, due 01/02/25, repurchase price $8,183, collateralized by U.S. Treasury Note, 4.000%, due 12/15/27, valued at $8,346	$8,182	$8,182
Total Repurchase Agreements—0.4% (cost $8,182)		8,182
Total Investments—99.3% (cost $1,630,888)		1,874,456
Cash and other assets, less liabilities—0.7%		12,776
Net Assets—100.0%		$1,887,232

ADR	American Depositary Receipt
CVR	Contingent Value Right
PLC	Public Limited Company

*	Non-income producing security.
†	U.S. listed foreign security
**	Fair valued pursuant to the Fund's Valuation Procedures. This holding represents 0.00% of the Fund’s net assets at December 31, 2024.
As of December 31, 2024, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,866,274	$—	$—	$1,866,274
Repurchase Agreements	—	8,182	—	8,182
Rights	—	—	—	—
Total Investments in Securities	$1,866,274	$8,182	$—	$1,874,456
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Small-Mid Cap Value Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)

	Issuer	Shares	Value
	Common Stocks
	Industrials—26.1%
	ABM Industries, Inc.	746	$38
	AGCO Corp.	269	25
	Air Lease Corp.	951	46
*	Alaska Air Group, Inc.	557	36
	Allegion PLC†	275	36
	Allison Transmission Holdings, Inc.	391	42
	Armstrong World Industries, Inc.	285	40
	Flowserve Corp.	574	33
	Genpact Ltd.	1,098	47
	Hillenbrand, Inc.	843	26
	Hub Group, Inc.	901	40
*	Janus International Group, Inc.	3,918	29
	JB Hunt Transport Services, Inc.	252	43
	Knight-Swift Transportation Holdings, Inc.	829	44
	Korn Ferry	599	41
	Maximus, Inc.	607	45
*	Middleby Corp.	276	37
	MillerKnoll, Inc.	562	13
*	OPENLANE, Inc.	1,875	37
	Rush Enterprises, Inc.	746	41
	Snap-on, Inc.	98	33
	Tecnoglass, Inc.†	580	46
	Timken Co.	496	36
	TriNet Group, Inc.	225	21
			875
	Financials—16.6%
	American Financial Group, Inc.	329	45
	Ameris Bancorp	684	43
	Carlyle Group, Inc.	946	48
	Columbia Banking System, Inc.	1,726	47
	Compass Diversified Holdings	1,788	41
	East West Bancorp, Inc.	432	41
	Eastern Bankshares, Inc.	2,478	43
	Everest Group Ltd.	120	44
	Global Payments, Inc.	404	45
	Pacific Premier Bancorp, Inc.	1,575	39
	Pinnacle Financial Partners, Inc.	353	40
	Webster Financial Corp	744	41
*	WEX, Inc.	228	40
			557
	Information Technology—9.1%
	Amdocs Ltd.†	506	43
	Avnet, Inc.	870	46
	Belden, Inc.	336	38
*	Diodes, Inc.	667	41
	Jabil, Inc.	287	41
	Kulicke & Soffa Industries, Inc.	712	33
*	Qorvo, Inc.	421	30
*	Verint Systems, Inc.	1,138	31
			303
	Real Estate—8.8%
	Camden Property Trust	258	30
	Elme Communities	1,820	28
	Four Corners Property Trust, Inc.	1,409	38
	Healthpeak Properties, Inc.	2,099	42
	Issuer	Shares	Value
	Common Stocks—(continued)
	Real Estate—(continued)
	Host Hotels & Resorts, Inc.	1,937	$34
	Kite Realty Group Trust	1,616	41
	Regency Centers Corp.	572	42
	STAG Industrial, Inc.	1,213	41
			296
	Health Care—8.6%
*	Acadia Healthcare Co., Inc.	1,103	44
	Encompass Health Corp.	387	36
*	Haemonetics Corp.	515	40
*	ICON PLC	210	44
	Labcorp Holdings, Inc.	201	46
*	Lantheus Holdings, Inc.	399	36
	Teleflex, Inc.	242	43
			289
	Consumer Discretionary—7.2%
	Advance Auto Parts, Inc.	471	22
	Brunswick Corp.	481	31
	Carter's, Inc.	380	20
*	Helen of Troy Ltd.†	378	23
	LKQ Corp.	1,110	41
*	Taylor Morrison Home Corp.	737	45
	Whirlpool Corp.	329	38
	Winnebago Industries, Inc.	445	21
			241
	Materials—6.7%
*	Axalta Coating Systems Ltd.†	1,219	42
	Commercial Metals Co.	838	42
	Crown Holdings, Inc.	445	37
	Greif, Inc.	528	32
	Royal Gold, Inc.	192	25
	Silgan Holdings, Inc.	890	46
			224
	Energy—5.3%
*	Expro Group Holdings NV†	3,358	42
	Matador Resources Co.	724	41
	PBF Energy, Inc.	685	18
	Permian Resources Corp.	2,458	35
	SM Energy Co.	1,032	40
			176
	Consumer Staples—4.8%
	Ingredion, Inc.	242	33
	Molson Coors Beverage Co.	775	45
*	TreeHouse Foods, Inc.	1,057	37
*	U.S. Foods Holding Corp.	686	46
			161
	Utilities—3.5%
	NiSource, Inc.	1,201	44
	Northwestern Energy Group, Inc.	585	31
	Spire, Inc.	620	42
			117
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Small-Mid Cap Value Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
Issuer	Shares	Value
Common Stocks—(continued)
Communication Services—1.2%
John Wiley & Sons, Inc.	884	$39
Total Common Stocks—97.9% (cost $3,181)		3,278
Total Investments—97.9% (cost $3,181)		3,278
Cash and other assets, less liabilities—2.1%		72
Net Assets—100.0%		$3,350

PLC	Public Limited Company

*	Non-income producing security.
†	U.S. listed foreign security
As of December 31, 2024, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$3,278	$—	$—	$3,278
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Small Cap Growth Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)

	Issuer	Shares	Value
	Common Stocks
	Health Care—23.6%
*	Acadia Healthcare Co., Inc.	204,369	$8,103
*	Alignment Healthcare, Inc.	973,187	10,948
*	Amicus Therapeutics, Inc.	1,113,920	10,493
*	BioLife Solutions, Inc.	298,034	7,736
*	Blueprint Medicines Corp.	116,130	10,129
*	Doximity, Inc.	329,850	17,611
	Encompass Health Corp.	89,330	8,250
*	Establishment Labs Holdings, Inc.†	283,605	13,066
	GeneDx Holdings Corp.	123,830	9,518
*	Globus Medical, Inc.	136,133	11,260
*	Insmed, Inc.	193,790	13,379
*	Inspire Medical Systems, Inc.	63,220	11,720
	Madrigal Pharmaceuticals, Inc.	28,038	8,652
*	Merit Medical Systems, Inc.	116,820	11,299
*	Neogen Corp.	618,400	7,507
*	OmniAb, Inc. 12.50 Earnout (Acquired 11/02/22, Cost $0)**,#	23,037	—
*	OmniAb, Inc. 15.00 Earnout (Acquired 11/02/22, Cost $0)**,#	23,037	—
*	Penumbra, Inc.	50,300	11,945
*	PROCEPT BioRobotics Corp.	78,340	6,308
	Quanterix Corporation	347,710	3,696
*	Treace Medical Concepts, Inc.	962,120	7,158
*	Twist Bioscience Corp.	275,006	12,779
*	Vericel Corp.	280,229	15,387
			216,944
	Information Technology—19.1%
*	Agilysys, Inc.	83,217	10,960
*	Ambarella, Inc.†	161,490	11,747
	Clear Secure, Inc.	204,020	5,435
*	Clearwater Analytics Holdings, Inc.	411,421	11,322
	Cognex Corp.	229,520	8,231
*	Confluent, Inc.	448,040	12,527
*	Credo Technology Group Holding Ltd.	193,790	13,025
*	Diebold Nixdorf, Inc.	162,653	7,001
	Grid Dynamics Holdings, Inc.	327,170	7,276
*	JFrog Ltd.†	305,800	8,993
	Mirion Technologies, Inc.	492,020	8,586
*	Novanta, Inc.†	85,350	13,039
*	PDF Solutions, Inc.	304,701	8,251
	Q2 Holdings, Inc.	135,850	13,673
*	SiTime Corp.	48,655	10,438
*	Varonis Systems, Inc.	247,870	11,013
*	Workiva, Inc.	124,380	13,620
			175,137
	Industrials—18.7%
*	ACV Auctions, Inc.	808,130	17,456
	Albany International Corp.	87,955	7,034
	Brink's Co.	166,646	15,460
	BWX Technologies, Inc.	105,347	11,735
*	Casella Waste Systems, Inc.	224,710	23,777
*	Chart Industries, Inc.	62,806	11,986
	FTAI Aviation Ltd.	99,640	14,352
	Hammond Power Solutions Inc.	87,270	7,774
*	Kornit Digital Ltd.†	88,615	2,743
*	Mercury Systems, Inc.	370,806	15,574
	Issuer	Shares	Value
	Common Stocks—(continued)
	Industrials—(continued)
*	Montrose Environmental Group, Inc.	405,088	$7,514
	Tecnoglass, Inc.†	79,030	6,269
*	Verra Mobility Corp.	492,369	11,905
*	WillScot Mobile Mini Holdings Corp.	272,810	9,125
*	WNS Holdings Ltd.†	186,230	8,825
			171,529
	Consumer Discretionary—12.3%
	Academy Sports and Outdoors, Inc.	127,130	7,314
	Cheesecake Factory, Inc.	182,790	8,672
*	Dutch Bros, Inc.	128,500	6,731
*	Fox Factory Holding Corp.	240,510	7,280
*	Garrett Motion, Inc.	1,192,280	10,766
*	Modine Manufacturing Co.	40,540	4,700
*	OneSpaWorld Holdings Ltd.†	628,770	12,513
*	Planet Fitness, Inc.	142,930	14,131
*	Revolve Group, Inc.	144,587	4,842
	Rush Street Interactive, Inc.	518,223	7,110
*	Skyline Champion Corp.	112,559	9,916
*	Stride, Inc.	76,280	7,928
	Winmark Corp	27,762	10,912
			112,815
	Financials—8.7%
*	Baldwin Insurance Group, Inc.	303,319	11,757
*	Donnelley Financial Solutions, Inc.	123,010	7,716
*	Flywire Corp.	614,340	12,668
*	Marex Group PLC	372,450	11,609
	Old National Bancorp	353,900	7,681
	OneMain Holdings, Inc.	137,440	7,165
	StepStone Group, Inc.	160,800	9,307
	Western Alliance Bancorp	142,105	11,872
			79,775
	Consumer Staples—4.2%
*	e.l.f. Beauty, Inc.	73,870	9,274
	Primo Brands Corporation	387,570	11,926
*	Vita Coco Co., Inc.	204,090	7,533
*	Vital Farms, Inc.	262,500	9,894
			38,627
	Materials—4.2%
	Balchem Corp.	89,880	14,650
	Orion SA†	702,437	11,091
	U.S. Lime & Minerals, Inc.	94,830	12,588
			38,329
	Energy—3.8%
*	Antero Resources Corp.	270,750	9,490
	New Fortress Energy, Inc.	574,480	8,686
*	Weatherford International PLC†	109,260	7,826
	Whitecap Resources, Inc.	1,241,050	8,799
			34,801
	Real Estate—1.7%
	FirstService Corp.	84,937	15,375
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Small Cap Growth Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Communication Services—1.3%
*	Gogo, Inc.	793,700	$6,421
*	ZipRecruiter, Inc.	790,950	5,727
			12,148
	Total Common Stocks—97.6% (cost $758,999)		895,480

Exchange-Traded Funds
Exchange-Traded Funds—1.0%
iShares Russell 2000 Growth ETF	31,180	8,974
Total Exchange-Traded Funds—1.0% (cost $8,292)		8,974

Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 12/31/24, due 01/02/25, repurchase price $19,796, collateralized by U.S. Treasury Note, 4.000%, due 12/15/27, valued at $20,191	$19,795	19,795
Total Repurchase Agreements—2.1% (cost $19,795)		19,795
Total Investments—100.7% (cost $787,086)		924,249
Liabilities, plus cash and other assets—(0.7)%		(6,878)
Net Assets—100.0%		$917,371

ETF	Exchange-Traded Fund
PLC	Public Limited Company

*	Non-income producing security.
†	U.S. listed foreign security
**	Fair valued pursuant to the Fund's Valuation Procedures. This holding represents 0.00% of the Fund’s net assets at December 31, 2024.
#
Investment in securities not registered under the Securities Act of
1933 (excluding securities acquired pursuant to Rule 144A and
Regulation S). The value of such restricted securities represents
0.00% of the Fund’s net assets at December 31, 2024.

As of December 31, 2024, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$895,480	$—	$—	$895,480
Repurchase Agreements	—	19,795	—	19,795
Exchange-Traded Funds	8,974	—	—	8,974
Total Investments in Securities	$904,454	$19,795	$—	$924,249
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Small Cap Value Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)

	Issuer	Shares	Value
	Common Stocks
	Financials—23.9%
	Ameris Bancorp	302,745	$18,943
	Atlantic Union Bankshares Corp.	370,307	14,027
	Banc Of California, Inc.	986,892	15,257
	Brightsphere Investment Group, Inc.	460,223	12,122
	Columbia Banking System, Inc.	680,753	18,387
	Compass Diversified Holdings	718,390	16,580
	DigitalBridge Group, Inc.	1,158,255	13,065
	Eastern Bankshares, Inc.	960,650	16,571
	Enterprise Financial Services Corp.	267,795	15,104
	First Bancorp	308,186	13,551
	First Merchants Corp.	316,535	12,627
	Hancock Whitney Corp.	229,425	12,554
	MGIC Investment Corp.	526,891	12,493
	Old National Bancorp	797,952	17,320
	Pacific Premier Bancorp, Inc.	503,864	12,556
	Perella Weinberg Partners	478,031	11,396
	Pinnacle Financial Partners, Inc.	114,239	13,068
*	PRA Group, Inc.	330,769	6,910
	Renasant Corporation	399,603	14,286
	Seacoast Banking Corp. of Florida	448,292	12,342
	Stellar Bancorp, Inc.	466,876	13,236
*	Texas Capital Bancshares, Inc.	242,218	18,941
	WaFd, Inc.	358,572	11,560
			322,896
	Industrials—22.4%
	ABM Industries, Inc.	314,019	16,071
	Air Lease Corp.	306,676	14,785
	Albany International Corp.	146,383	11,706
	Armstrong World Industries, Inc.	93,182	13,169
	Brady Corp.	180,480	13,328
*	Conduent, Inc.	2,446,408	9,883
	CSG Systems International, Inc.	265,032	13,546
	Deluxe Corp.	493,655	11,152
	ESCO Technologies, Inc.	99,877	13,305
*	GrafTech International Ltd.	1,727,550	2,989
	Granite Construction, Inc.	131,083	11,497
	Hillenbrand, Inc.	301,772	9,289
	Hub Group, Inc.	320,262	14,271
*	Huron Consulting Group, Inc.	99,476	12,361
*	Janus International Group, Inc.	1,022,840	7,518
	Korn Ferry	182,518	12,311
	Marten Transport Ltd.	577,354	9,013
	Maximus, Inc.	199,917	14,924
	MillerKnoll, Inc.	369,582	8,349
*	OPENLANE, Inc.	572,646	11,361
	Rush Enterprises, Inc.	240,657	13,186
	Tecnoglass, Inc.†	193,742	15,368
*	Thermon Group Holdings, Inc.	331,334	9,532
*	Titan Machinery, Inc.	356,935	5,043
	TriNet Group, Inc.	72,665	6,596
	Werner Enterprises, Inc.	284,587	10,222
*	WNS Holdings Ltd.†	244,026	11,564
			302,339
	Consumer Discretionary—12.3%
*	Adient PLC†	317,721	5,474
	Bloomin' Brands, Inc.	641,207	7,829
	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary—(continued)
	Carter's, Inc.	204,991	$11,109
	Cracker Barrel Old Country Store, Inc.	117,617	6,217
*	El Pollo Loco Holdings, Inc.	542,131	6,256
	Golden Entertainment, Inc.	362,274	11,448
*	Helen of Troy Ltd.†	170,459	10,199
	La-Z-Boy, Inc.	385,957	16,816
	Monro, Inc.	434,391	10,773
	Oxford Industries, Inc.	141,991	11,186
	Standard Motor Products, Inc.	359,945	11,151
	Steven Madden Ltd.	295,794	12,577
*	Taylor Morrison Home Corp.	299,504	18,333
*	Tri Pointe Homes, Inc.	439,056	15,920
*	Universal Electronics, Inc.	125,902	1,385
	Winnebago Industries, Inc.	190,245	9,090
			165,763
	Information Technology—11.3%
	ADTRAN Holdings, Inc.	1,799,155	14,987
	Avnet, Inc.	281,074	14,706
	Belden, Inc.	109,088	12,284
*	Cognyte Software Ltd.†	1,057,193	9,145
*	Diodes, Inc.	183,184	11,297
*	Extreme Networks, Inc.	829,422	13,885
*	Knowles Corp.	858,513	17,110
	Kulicke & Soffa Industries, Inc.	272,400	12,710
*	Sanmina Corp.	150,136	11,361
*	Tower Semiconductor Ltd.†	400,567	20,633
*	Verint Systems, Inc.	540,332	14,832
			152,950
	Real Estate—9.8%
	CareTrust REIT, Inc.	604,304	16,346
	Elme Communities	743,020	11,346
	Empire State Realty Trust, Inc.	1,434,425	14,803
	Four Corners Property Trust, Inc.	536,144	14,551
	Kite Realty Group Trust	652,439	16,468
	LXP Industrial Trust	1,546,856	12,561
	Pebblebrook Hotel Trust	834,317	11,305
	Sila Realty Trust, Inc.	410,988	9,995
	Sunstone Hotel Investors, Inc.	920,430	10,898
	UMH Properties, Inc.	768,136	14,502
			132,775
	Energy—5.1%
*	Expro Group Holdings NV†	1,083,716	13,514
*	Gulfport Energy Corp.	98,393	18,124
*	Innovex International, Inc.	523,343	7,311
	Matador Resources Co.	211,643	11,907
	PBF Energy, Inc.	274,822	7,296
	SM Energy Co.	280,801	10,884
			69,036
	Materials—4.4%
	Commercial Metals Co.	262,311	13,011
*	Ecovyst, Inc.	1,397,667	10,678
	Greif, Inc.	206,415	12,616
*	Lithium Americas Argentina Corp.	1,253,178	3,283
	Myers Industries, Inc.	496,751	5,484
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Small Cap Value Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Materials—(continued)
	Orion SA†	560,587	$8,852
	Ryerson Holding Corp.	331,511	6,136
			60,060
	Health Care—3.4%
*	ANI Pharmaceuticals, Inc.	187,721	10,377
*	Avanos Medical, Inc.	545,500	8,685
*	Haemonetics Corp.	171,005	13,352
*	Lantheus Holdings, Inc.	146,178	13,077
			45,491
	Consumer Staples—2.5%
*	Central Garden & Pet Co.	301,875	9,977
	Edgewell Personal Care Co.	340,347	11,435
*	TreeHouse Foods, Inc.	346,223	12,163
			33,575
	Utilities—1.7%
	Northwestern Energy Group, Inc.	211,379	11,300
	Spire, Inc.	176,199	11,952
			23,252
	Communication Services—1.3%
	John Wiley & Sons, Inc.	404,771	17,693
	Total Common Stocks—98.1% (cost $1,253,354)		1,325,830

Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 12/31/24, due 01/02/25, repurchase price $24,813, collateralized by U.S. Treasury Note, 4.000%, due 12/15/27, valued at $25,307	$24,811	24,811
Total Repurchase Agreements—1.8% (cost $24,811)		24,811
Total Investments—99.9% (cost $1,278,165)		1,350,641
Cash and other assets, less liabilities—0.1%		1,095
Net Assets—100.0%		$1,351,736

PLC	Public Limited Company
REIT	Real Estate Investment Trust

*	Non-income producing security.
†	U.S. listed foreign security
As of December 31, 2024, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,325,830	$—	$—	$1,325,830
Repurchase Agreements	—	24,811	—	24,811
Total Investments in Securities	$1,325,830	$24,811	$—	$1,350,641
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Global Leaders Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)

	Issuer	Shares	Value
	Common Stocks
	Western Hemisphere—64.3%
	Bermuda—0.5%
*	Arch Capital Group Ltd. (Insurance)	3,341	$308
	United States—63.8%
	Advanced Drainage Systems, Inc. (Building Products)	2,366	273
*	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,217	389
	Alphabet, Inc.—Class A (Interactive Media & Services)	11,248	2,129
*	Amazon.com, Inc. (Multiline Retail)	11,709	2,569
	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,983	322
	Arista Networks, Inc. (Communications Equipment)	4,885	540
	Arthur J. Gallagher & Co. (Insurance)	1,076	305
	Booz Allen Hamilton Holding Corp. (Professional Services)	3,559	458
	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	4,823	1,118
	Carlyle Group, Inc. (Capital Markets)	9,348	472
*	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	13,696	826
*	Copart, Inc. (Commercial Services & Supplies)	16,070	922
	CRH PLC (Construction Materials)	7,747	717
	Datadog, Inc. (Software)	1,953	279
	Eli Lilly & Co. (Pharmaceuticals)	895	691
	Graco, Inc. (Machinery)	8,243	695
	Hims & Hers Health, Inc. (Health Care Providers & Services)	10,475	253
	Intercontinental Exchange, Inc. (Capital Markets)	4,908	731
	Intuit, Inc. (Software)	1,210	760
*	Intuitive Surgical, Inc. (Health Care Equipment & Supplies)	1,737	907
	JPMorgan Chase & Co. (Banks)	3,074	737
	Kinsale Capital Group, Inc. (Insurance)	681	317
	Mastercard, Inc. (Diversified Financial Services)	3,250	1,711
	Meta Platforms, Inc. (Interactive Media & Services)	2,796	1,637
	Microsoft Corp. (Software)	7,325	3,087
*	Monster Beverage Corp. (Beverages)	5,353	281
	Issuer	Shares	Value
	Common Stocks—(continued)
	Western Hemisphere—(continued)
	United States—(continued)
	Murphy USA, Inc. (Specialty Retail)	1,498	$752
	NextEra Energy, Inc. (Electric Utilities)	7,156	513
	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	17,686	2,375
	Old Dominion Freight Line, Inc. (Road & Rail)	4,608	813
*	O'Reilly Automotive, Inc. (Specialty Retail)	509	604
*	Palo Alto Networks, Inc. (Software)	2,537	462
	Progressive Corp. (Insurance)	2,762	662
*	ServiceNow, Inc. (Software)	930	986
*	Synopsys, Inc. (Software)	782	380
	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,493	280
*	Ulta Beauty, Inc. (Specialty Retail)	959	417
*	Vertex Pharmaceuticals, Inc. (Biotechnology)	1,596	643
	Vulcan Materials Co. (Construction Materials)	1,530	394
	Walmart, Inc. (Food & Staples Retailing)	5,666	512
	Watsco, Inc. (Trading Companies & Distributors)	1,065	505
	West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	1,660	544
	Zoetis, Inc. (Pharmaceuticals)	3,630	591
			34,559
	Total Western Hemisphere		34,867
	Europe Ex-U.K.—20.7%
	Denmark—2.2%
	DSV AS (Air Freight & Logistics)	3,648	775
	Novo Nordisk AS (Pharmaceuticals)	5,005	434
			1,209
	France—7.5%
	Airbus SE (Aerospace & Defense)	4,423	709
	Hermes International SCA (Textiles, Apparel & Luxury Goods)	469	1,128
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	459	302
	Schneider Electric SE (Electrical Equipment)	4,047	1,010
	TotalEnergies SE (Oil, Gas & Consumable Fuels)	16,508	913
			4,062
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Global Leaders Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Germany—2.2%
	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	11,391	$370
	MTU Aero Engines AG (Aerospace & Defense)	2,458	820
			1,190
	Ireland—4.1%
	Accenture PLC† (IT Services)	2,079	731
	Linde PLC† (Chemicals)	1,814	760
	Trane Technologies PLC† (Building Products)	1,970	728
			2,219
	Italy—1.4%
	Ferrari NV† (Automobiles)	1,740	739
	Netherlands—0.6%
	ASML Holding NV (Semiconductors & Semiconductor Equipment)	430	302
	Sweden—1.2%
	Atlas Copco AB (Machinery)	44,348	677
	Switzerland—1.5%
	Partners Group Holding AG (Capital Markets)	594	805
	Total Europe Ex-U.K.		11,203
	United Kingdom—8.1%
	3i Group PLC (Capital Markets)	14,743	658
	BAE Systems PLC (Aerospace & Defense)	62,289	896
	Compass Group PLC (Hotels, Restaurants & Leisure)	34,480	1,149
	Experian PLC (Professional Services)	22,440	968
	Halma PLC (Electronic Equipment, Instruments & Components)	20,748	698
	Total United Kingdom		4,369
	Emerging Asia—5.7%
	China—0.8%
*	Trip.com Group Ltd. (Hotels, Restaurants & Leisure)	6,600	459
	India—1.6%
	HDFC Bank Ltd.—ADR (Banks)	13,722	876
	Taiwan—3.3%
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & Semiconductor Equipment)	8,929	1,763
	Total Emerging Asia		3,098
Issuer	Shares	Value
Common Stocks—(continued)
Japan—0.7%
Keyence Corp. (Electronic Equipment, Instruments & Components)	900	$370
Total Common Stocks—99.5% (cost $41,287)		53,907
Total Investments—99.5% (cost $41,287)		53,907
Cash and other assets, less liabilities—0.5%		270
Net Assets—100.0%		$54,177

ADR	American Depositary Receipt
PLC	Public Limited Company

*	Non-income producing security.
†	U.S. listed foreign security
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Global Leaders Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
As of December 31, 2024, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$53,907	$—	$—	$53,907
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

International Leaders Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)

Issuer	Shares	Value
Common Stocks
Europe Ex-U.K.—38.9%
Belgium—1.1%
UCB SA (Pharmaceuticals)	64,041	$12,750
Denmark—2.5%
DSV AS (Air Freight & Logistics)	75,100	15,950
Novo Nordisk AS (Pharmaceuticals)	154,126	13,363
		29,313
France—8.9%
Airbus SE (Aerospace & Defense)	75,826	12,157
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	22,932	15,096
Safran SA (Aerospace & Defense)	68,523	15,055
Schneider Electric SE (Electrical Equipment)	104,111	25,980
Thales SA (Aerospace & Defense)	106,190	15,251
TotalEnergies SE (Oil, Gas & Consumable Fuels)	365,470	20,204
		103,743
Germany—3.4%
SAP SE (Software)	121,541	29,750
Symrise AG (Chemicals)	92,488	9,834
		39,584
Ireland—3.5%
Flutter Entertainment Public Limited Company (Hotels, Restaurants & Leisure)	43,574	11,261
Kingspan Group PLC (Building Products)	162,612	11,867
Linde PLC† (Chemicals)	40,404	16,916
		40,044
Italy—2.5%
Ferrari NV† (Automobiles)	44,851	19,055
Prysmian S.p.A. (Electrical Equipment)	163,803	10,462
		29,517
Netherlands—2.4%
ASM International N.V. (Semiconductors & Semiconductor Equipment)	20,281	11,739
ASML Holding NV (Semiconductors & Semiconductor Equipment)	22,312	15,686
		27,425
Spain—3.9%
Amadeus IT Group SA (Hotels, Restaurants & Leisure)	289,518	20,453
Industria de Diseno Textil SA (Specialty Retail)	484,925	24,935
		45,388
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Sweden—2.8%
	Atlas Copco AB (Machinery)	1,157,087	$17,659
	Spotify Technology S.A. (Entertainment)	31,926	14,283
			31,942
	Switzerland—7.9%
	ABB Ltd. (Electrical Equipment)	308,995	16,707
	Lonza Group AG (Life Sciences Tools & Services)	32,312	19,076
	Partners Group Holding AG (Capital Markets)	12,851	17,417
	Sandoz Group AG (Pharmaceuticals)	562,248	23,028
	Sika AG (Chemicals)	63,134	15,012
			91,240
	Total Europe Ex-U.K.		450,946
	Emerging Asia—16.0%
	China—5.3%
	ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	1,055,400	10,579
	Tencent Holdings Ltd. (Interactive Media & Services)	287,100	15,415
*	Trip.com Group Ltd. (Hotels, Restaurants & Leisure)	304,700	21,185
	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	292,087	14,070
			61,249
	India—3.3%
	HDFC Bank Ltd. (Banks)	997,470	20,645
	ICICI Bank Ltd. (Banks)	1,150,624	17,250
			37,895
	South Korea—0.9%
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	90,487	10,689
	Taiwan—6.5%
	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	607,000	26,198
	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,519,000	49,808
			76,006
	Total Emerging Asia		185,839
	Japan—14.9%
	Advantest Corp. (Semiconductors & Semiconductor Equipment)	250,600	14,649
	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	413,600	18,398
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

International Leaders Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—(continued)
	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	604,800	$16,728
	Hoya Corp. (Health Care Equipment & Supplies)	134,800	16,976
	ITOCHU Corp. (Trading Companies & Distributors)	198,000	9,856
	Keyence Corp. (Electronic Equipment, Instruments & Components)	41,800	17,170
	Recruit Holdings Co. Ltd. (Professional Services)	244,100	17,290
	Shin-Etsu Chemical Co. Ltd. (Chemicals)	373,400	12,568
	Sumitomo Mitsui Financial Group, Inc. (Banks)	635,000	15,190
	Tokio Marine Holdings, Inc. (Insurance)	588,100	21,409
	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	79,900	12,281
	Total Japan		172,515
	United Kingdom—14.7%
	3i Group PLC (Capital Markets)	471,396	21,033
	AstraZeneca PLC (Pharmaceuticals)	96,742	12,678
	BAE Systems PLC (Aerospace & Defense)	1,343,119	19,311
	Compass Group PLC (Hotels, Restaurants & Leisure)	701,738	23,386
	Experian PLC (Professional Services)	496,683	21,421
	Haleon PLC (Personal Products)	3,148,371	14,875
	Halma PLC (Electronic Equipment, Instruments & Components)	400,802	13,492
	London Stock Exchange Group PLC (Capital Markets)	175,795	24,836
	RELX PLC (Professional Services)	435,109	19,768
	Total United Kingdom		170,800
	Western Hemisphere—8.8%
	Canada—8.8%
	Brookfield Asset Management Ltd (Capital Markets)	305,918	16,578
	Constellation Software, Inc. (Software)	7,735	23,918
	Dollarama, Inc. (Multiline Retail)	202,221	19,735
	Intact Financial Corp. (Insurance)	124,159	22,607
*	Shopify, Inc. (IT Services)	178,323	18,961
	Total Western Hemisphere		101,799
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Asia Ex-Japan—3.9%
	Australia—1.7%
	Aristocrat Leisure Limited (Hotels, Restaurants & Leisure)	327,965	$13,877
	Pro Medicus Ltd. (Health Care Technology)	37,468	5,800
			19,677
	Hong Kong—2.2%
	AIA Group Ltd. (Insurance)	2,103,800	15,250
	Techtronic Industries Company Limited (Machinery)	805,500	10,631
			25,881
	Total Asia Ex-Japan		45,558
	Emerging Latin America—1.5%
	Brazil—1.5%
*	MercadoLibre, Inc. (Multiline Retail)	10,564	17,963
	Total Common Stocks—98.7% (cost $981,176)		1,145,420

Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 12/31/24, due 01/02/25, repurchase price $13,330, collateralized by U.S. Treasury Note, 4.000%, due 12/15/27, valued at $13,596	$13,329	13,329
Total Repurchase Agreements—1.1% (cost $13,329)		13,329
Total Investments—99.8% (cost $994,505)		1,158,749
Cash and other assets, less liabilities—0.2%		1,917
Net Assets—100.0%		$1,160,666

PLC	Public Limited Company

†	U.S. listed foreign security
*	Non-income producing security.
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

International Leaders Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
As of December 31, 2024, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,145,420	$—	$—	$1,145,420
Repurchase Agreements	—	13,329	—	13,329
Total Investments in Securities	$1,145,420	$13,329	$—	$1,158,749
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

International Growth Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)

Issuer	Shares	Value
Common Stocks
Europe Ex-U.K.—35.7%
Belgium—0.7%
D'ieteren Group (Distributors)	16,414	$2,732
UCB SA (Pharmaceuticals)	38,115	7,589
		10,321
Denmark—2.2%
DSV AS (Air Freight & Logistics)	77,597	16,480
Novo Nordisk AS (Pharmaceuticals)	130,853	11,346
Rockwool A/S (Building Products)	4,824	1,710
		29,536
Finland—0.3%
Metso OYJ (Machinery)	211,903	1,971
Valmet OYJ (Machinery)	67,761	1,638
		3,609
France—8.2%
Airbus SE (Aerospace & Defense)	50,972	8,172
Dassault Systemes SE (Software)	91,010	3,158
Hermes International SCA (Textiles, Apparel & Luxury Goods)	7,368	17,722
Ipsen (Pharmaceuticals)	22,587	2,590
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	23,453	15,439
Publicis Groupe SA (Media)	84,488	9,014
Safran SA (Aerospace & Defense)	63,308	13,909
Schneider Electric SE (Electrical Equipment)	57,576	14,367
Thales SA (Aerospace & Defense)	88,623	12,728
TotalEnergies SE (Oil, Gas & Consumable Fuels)	209,440	11,579
VusionGroup (Electronic Equipment, Instruments & Components)	15,177	2,794
		111,472
Germany—4.9%
CTS Eventim AG & Co. KGaA (Entertainment)	78,548	6,643
Hannover Rueck SE (Insurance)	38,672	9,670
MTU Aero Engines AG (Aerospace & Defense)	48,459	16,163
Nemetschek SE (Software)	32,938	3,193
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Germany—(continued)
	SAP SE (Software)	97,159	$23,782
	Symrise AG (Chemicals)	64,014	6,807
			66,258
	Ireland—2.8%
	Accenture PLC† (IT Services)	36,575	12,867
	Flutter Entertainment Public Limited Company (Hotels, Restaurants & Leisure)	25,195	6,512
	Kingspan Group PLC (Building Products)	122,729	8,956
	Linde PLC† (Chemicals)	24,189	10,127
			38,462
	Israel—1.0%
*	Teva Pharmaceutical Industries Ltd—ADR (Pharmaceuticals)	610,824	13,462
	Italy—1.4%
	Azimut Holding SpA (Capital Markets)	77,410	1,924
	Brunello Cucinelli SpA (Textiles, Apparel & Luxury Goods)	49,436	5,397
	Ferrari NV† (Automobiles)	20,216	8,589
	Prysmian S.p.A. (Electrical Equipment)	51,110	3,264
			19,174
	Netherlands—3.5%
	ASM International N.V. (Semiconductors & Semiconductor Equipment)	14,241	8,243
	ASML Holding NV (Semiconductors & Semiconductor Equipment)	20,448	14,376
	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	19,466	2,668
	Euronext NV (Capital Markets)	55,287	6,202
	IMCD NV (Trading Companies & Distributors)	39,598	5,886
	Wolters Kluwer NV (Professional Services)	65,057	10,809
			48,184
	Norway—0.2%
	Kongsberg Gruppen ASA (Aerospace & Defense)	24,797	2,788
	Spain—1.5%
	Amadeus IT Group SA (Hotels, Restaurants & Leisure)	112,511	7,948
	Industria de Diseno Textil SA (Specialty Retail)	233,959	12,030
			19,978
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

International Growth Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Sweden—2.6%
	AddTech AB (Trading Companies & Distributors)	82,666	$2,250
	Atlas Copco AB (Machinery)	656,740	10,023
	Beijer Ref AB (Trading Companies & Distributors)	500,974	7,385
	Evolution AB (Hotels, Restaurants & Leisure)	27,516	2,121
	Hemnet Group AB (Interactive Media & Services)	122,536	3,721
	Hexagon AB (Electronic Equipment, Instruments & Components)	206,776	1,974
	Indutrade AB (Machinery)	153,078	3,833
	Lifco AB (Industrial Conglomerates)	138,239	4,006
			35,313
	Switzerland—6.4%
	ABB Ltd. (Electrical Equipment)	186,169	10,066
	Belimo Holding AG (Building Products)	8,108	5,356
	Chocoladefabriken Lindt & Spruengli AG (Food Products)	423	4,693
	Chubb Ltd.† (Insurance)	25,588	7,070
	Galderma Group AG (Pharmaceuticals)	36,780	4,079
	Galenica AG (Health Care Providers & Services)	41,343	3,387
	Lonza Group AG (Life Sciences Tools & Services)	28,419	16,778
	Partners Group Holding AG (Capital Markets)	7,352	9,964
	Sandoz Group AG (Pharmaceuticals)	356,650	14,607
	Siegfried Holding AG (Life Sciences Tools & Services)	4,427	4,810
	Sika AG (Chemicals)	22,611	5,376
	VAT Group AG (Machinery)	4,921	1,859
			88,045
	Total Europe Ex-U.K.		486,602
	Emerging Asia—19.6%
	China—4.8%
	Airtac International Group (Machinery)	90,713	2,335
	ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	374,800	3,757
	Fuyao Glass Industry Group Co. Ltd (Auto Components)	484,910	4,124
*	Meituan (Hotels, Restaurants & Leisure)	517,500	10,108
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	China—(continued)
	Tencent Holdings Ltd. (Interactive Media & Services)	519,700	$27,903
*	Trip.com Group Ltd. (Hotels, Restaurants & Leisure)	153,500	10,673
	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	142,064	6,843
			65,743
	India—5.9%
	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	27,947	2,382
	Havells India Ltd. (Electrical Equipment)	124,827	2,442
	HDFC Asset Management Co. Ltd. (Capital Markets)	40,946	2,019
	HDFC Bank Ltd. (Banks)	517,043	10,701
	ICICI Bank Ltd. (Banks)	719,612	10,788
	Indian Hotels Co. Ltd. (Hotels, Restaurants & Leisure)	480,518	4,908
*	InterGlobe Aviation Ltd. (Airlines)	79,926	4,256
	Macrotech Developers Ltd. (Real Estate Management & Development)	136,152	2,198
	Mahindra & Mahindra Ltd. (Automobiles)	195,242	6,875
*	MakeMyTrip Ltd. (Hotels, Restaurants & Leisure)	19,738	2,216
	Max Healthcare Institute Ltd. (Health Care Providers & Services)	214,901	2,831
	Nestle India Ltd. (Food Products)	69,192	1,754
	Polycab India Ltd. (Electrical Equipment)	23,922	2,033
	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	653,829	9,290
	Tata Consultancy Services Ltd. (IT Services)	111,866	5,365
	Trent Ltd. (Specialty Retail)	32,081	2,664
	Varun Beverages Ltd. (Beverages)	291,463	2,170
*	Zomato Ltd. (Hotels, Restaurants & Leisure)	1,554,773	5,048
			79,940
	Indonesia—1.9%
	Bank Central Asia Tbk. PT (Banks)	26,943,900	16,197
*	Sea Ltd.—ADR (Entertainment)	86,335	9,160
			25,357
	South Korea—0.6%
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	71,789	8,480
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

International Growth Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Taiwan—6.4%
	Accton Technology Corp. (Communications Equipment)	161,000	$3,796
	Advantech Co. Ltd. (Technology Hardware, Storage & Peripherals)	266,000	2,812
	Alchip Technologies Ltd. (Semiconductors & Semiconductor Equipment)	38,000	3,802
	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	345,000	4,530
*	eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	33,000	3,377
	Global Unichip Corp. (Semiconductors & Semiconductor Equipment)	42,000	1,742
	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	207,000	8,934
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & Semiconductor Equipment)	265,786	52,490
	Voltronic Power Technology Corp. (Electrical Equipment)	47,000	2,667
	Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	45,000	3,596
			87,746
	Total Emerging Asia		267,266
	Japan—12.9%
	Advantest Corp. (Semiconductors & Semiconductor Equipment)	190,500	11,136
	ASICS Corporation (Textiles, Apparel & Luxury Goods)	198,300	3,920
	BayCurrent Consulting, Inc. (Professional Services)	74,500	2,519
	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	279,400	12,428
	Daifuku Co. Ltd. (Machinery)	312,300	6,550
	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	343,200	9,493
	Disco Corp. (Semiconductors & Semiconductor Equipment)	11,600	3,150
	Hoya Corp. (Health Care Equipment & Supplies)	85,000	10,704
	Internet Initiative Japan, Inc. (Diversified Telecommunication Services)	132,400	2,512
	ITOCHU Corp. (Trading Companies & Distributors)	150,600	7,496
	Japan Elevator Service Holdings Co. Ltd. (Commercial Services & Supplies)	123,100	2,281
	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—(continued)
	Japan Exchange Group, Inc. (Capital Markets)	517,500	$5,821
	Keyence Corp. (Electronic Equipment, Instruments & Components)	37,800	15,526
	Kurita Water Industries Ltd. (Machinery)	64,700	2,280
	MatsukiyoCocokara & Co. (Food & Staples Retailing)	213,900	3,133
	MonotaRO Co. Ltd. (Trading Companies & Distributors)	319,600	5,427
	Nomura Research Institute Ltd. (IT Services)	113,800	3,370
	Pan Pacific International Holdings Corp. (Multiline Retail)	335,800	9,211
	Rakus Co. Ltd. (Software)	69,400	820
*	Rakuten Bank Ltd. (Banks)	94,100	2,643
	Recruit Holdings Co. Ltd. (Professional Services)	167,800	11,886
	Shin-Etsu Chemical Co. Ltd. (Chemicals)	124,900	4,204
	SMC Corp. (Machinery)	14,000	5,533
	Sumitomo Mitsui Financial Group, Inc. (Banks)	515,700	12,337
	TechnoPro Holdings, Inc. (Professional Services)	153,100	2,883
	Tokio Marine Holdings, Inc. (Insurance)	294,700	10,728
	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	21,800	3,351
	Tomy Company, Ltd. (Leisure Products)	72,800	2,101
	Zozo, Inc. (Specialty Retail)	100,700	3,134
	Total Japan		176,577
	United Kingdom—12.9%
	3i Group PLC (Capital Markets)	486,014	21,685
	AstraZeneca PLC (Pharmaceuticals)	88,321	11,574
	BAE Systems PLC (Aerospace & Defense)	876,184	12,598
	Beazley PLC (Insurance)	438,530	4,482
	Bunzl PLC (Trading Companies & Distributors)	136,505	5,633
	Compass Group PLC (Hotels, Restaurants & Leisure)	364,669	12,153
	Diploma PLC (Trading Companies & Distributors)	192,554	10,245
	Experian PLC (Professional Services)	235,795	10,169
	Greggs PLC (Hotels, Restaurants & Leisure)	108,285	3,777
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

International Growth Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—(continued)
	Haleon PLC (Personal Products)	2,354,582	$11,125
	Halma PLC (Electronic Equipment, Instruments & Components)	367,762	12,380
	Hill & Smith PLC (Metals & Mining)	71,145	1,664
	Intermediate Capital Group PLC (Capital Markets)	272,725	7,054
	London Stock Exchange Group PLC (Capital Markets)	127,015	17,944
	RELX PLC (Professional Services)	262,638	11,932
	Rotork PLC (Machinery)	890,520	3,498
	Softcat PLC (IT Services)	124,526	2,376
	Spirax-Sarco Engineering PLC (Machinery)	22,207	1,906
	Unilever PLC (Personal Products)	178,363	10,155
	Weir Group PLC (Machinery)	108,641	2,970
	Total United Kingdom		175,320
	Western Hemisphere—8.2%
	Bermuda—0.4%
*	Arch Capital Group Ltd.† (Insurance)	64,246	5,933
	Canada—7.8%
	Boyd Group Services, Inc. (Commercial Services & Supplies)	11,866	1,790
	Brookfield Asset Management Ltd (Capital Markets)	211,095	11,439
	Cameco Corp. (Oil, Gas & Consumable Fuels)	126,193	6,485
	Canadian Pacific Kansas City Ltd. (Road & Rail)	144,603	10,465
	Constellation Software, Inc. (Software)	4,439	13,726
	Dollarama, Inc. (Multiline Retail)	111,997	10,930
	Intact Financial Corp. (Insurance)	58,015	10,563
	Parkland Corp. (Oil, Gas & Consumable Fuels)	127,490	2,883
	Royal Bank of Canada (Banks)	83,648	10,086
*	Shopify, Inc. (IT Services)	104,552	11,117
	TFI International, Inc. (Road & Rail)	21,140	2,857
	Toromont Industries Ltd. (Trading Companies & Distributors)	79,737	6,304
	WSP Global Inc. (Construction & Engineering)	40,287	7,090
			105,735
	Total Western Hemisphere		111,668
	Issuer	Shares	Value
	Common Stocks—(continued)
	Asia Ex-Japan—4.7%
	Australia—2.3%
	Aristocrat Leisure Limited (Hotels, Restaurants & Leisure)	188,429	$7,973
	Goodman Group (Industrial REITs)	278,463	6,143
	Pro Medicus Ltd. (Health Care Technology)	65,628	10,160
	Steadfast Group Ltd. (Insurance)	935,089	3,357
	Technology One Ltd. (Software)	193,945	3,758
			31,391
	Hong Kong—1.3%
	AIA Group Ltd. (Insurance)	1,161,800	8,422
	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	173,100	6,570
	Techtronic Industries Company Limited (Machinery)	209,500	2,765
			17,757
	New Zealand—0.3%
	Fisher & Paykel Healthcare Corporation Limited (Health Care Equipment & Supplies)	31,794	683
	Xero Limited (Software)	24,333	2,539
			3,222
	Singapore—0.8%
	DBS Group Holdings Ltd. (Banks)	346,710	11,099
	Total Asia Ex-Japan		63,469
	Emerging Latin America—2.4%
	Brazil—1.6%
*	MercadoLibre, Inc. (Multiline Retail)	5,923	10,071
*	NU Holdings Ltd. (Banks)	201,384	2,086
	Raia Drogasil SA (Food & Staples Retailing)	637,364	2,270
	Rumo SA (Road & Rail)	842,800	2,434
	WEG SA (Electrical Equipment)	555,500	4,745
			21,606
	Mexico—0.6%
	Grupo Aeroportuario del Sureste SAB de CV—ADR (Transportation Infrastructure)	9,515	2,452
	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	2,284,700	6,013
			8,465
	Peru—0.2%
	Credicorp Ltd.† (Banks)	17,095	3,134
	Total Emerging Latin America		33,205
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

International Growth Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Europe, Mid-East, Africa—1.1%
South Africa—1.0%
Bid Corp. Ltd. (Food & Staples Retailing)	202,463	$4,620
Capitec Bank Holdings Ltd. (Banks)	19,488	3,237
Clicks Group Ltd. (Food & Staples Retailing)	114,415	2,262
Shoprite Holdings Ltd. (Food & Staples Retailing)	203,349	3,173
		13,292
United Arab Emirates—0.1%
Aldar Properties PJSC (Real Estate Management & Development)	962,243	2,012
Total Emerging Europe, Mid-East, Africa		15,304
Total Common Stocks—97.5% (cost $1,028,663)		1,329,411

Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 12/31/24, due 01/02/25, repurchase price $27,216, collateralized by U.S. Treasury Note, 4.000%, due 12/15/27, valued at $27,757	$27,213	27,213
Total Repurchase Agreements—2.0% (cost $27,213)		27,213
Total Investments—99.5% (cost $1,055,876)		1,356,624
Cash and other assets, less liabilities—0.5%		6,508
Net Assets—100.0%		$1,363,132

ADR	American Depositary Receipt
PLC	Public Limited Company
REITs	Real Estate Investment Trust

†	U.S. listed foreign security
*	Non-income producing security.
As of December 31, 2024, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,329,411	$—	$—	$1,329,411
Repurchase Agreements	—	27,213	—	27,213
Total Investments in Securities	$1,329,411	$27,213	$—	$1,356,624
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Institutional International Growth Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)

Issuer	Shares	Value
Common Stocks
Europe Ex-U.K.—35.7%
Belgium—0.7%
D'ieteren Group (Distributors)	10,817	$1,801
UCB SA (Pharmaceuticals)	25,119	5,001
		6,802
Denmark—2.2%
DSV AS (Air Freight & Logistics)	51,139	10,861
Novo Nordisk AS (Pharmaceuticals)	86,236	7,477
Rockwool A/S (Building Products)	3,179	1,127
		19,465
Finland—0.2%
Metso OYJ (Machinery)	139,651	1,299
Valmet OYJ (Machinery)	44,657	1,079
		2,378
France—8.2%
Airbus SE (Aerospace & Defense)	33,592	5,386
Dassault Systemes SE (Software)	59,978	2,081
Hermes International SCA (Textiles, Apparel & Luxury Goods)	4,856	11,680
Ipsen (Pharmaceuticals)	14,886	1,707
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	15,456	10,174
Publicis Groupe SA (Media)	55,681	5,941
Safran SA (Aerospace & Defense)	41,722	9,166
Schneider Electric SE (Electrical Equipment)	37,945	9,469
Thales SA (Aerospace & Defense)	58,405	8,388
TotalEnergies SE (Oil, Gas & Consumable Fuels)	138,027	7,631
VusionGroup (Electronic Equipment, Instruments & Components)	10,002	1,841
		73,464
Germany—4.9%
CTS Eventim AG & Co. KGaA (Entertainment)	51,765	4,378
Hannover Rueck SE (Insurance)	25,486	6,373
MTU Aero Engines AG (Aerospace & Defense)	31,936	10,652
Nemetschek SE (Software)	21,707	2,104
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Germany—(continued)
	SAP SE (Software)	64,031	$15,673
	Symrise AG (Chemicals)	42,187	4,486
			43,666
	Ireland—2.8%
	Accenture PLC† (IT Services)	24,104	8,480
	Flutter Entertainment Public Limited Company (Hotels, Restaurants & Leisure)	16,604	4,291
	Kingspan Group PLC (Building Products)	80,883	5,902
	Linde PLC† (Chemicals)	15,941	6,674
			25,347
	Israel—1.0%
*	Teva Pharmaceutical Industries Ltd—ADR (Pharmaceuticals)	402,553	8,872
	Italy—1.4%
	Azimut Holding SpA (Capital Markets)	51,016	1,268
	Brunello Cucinelli SpA (Textiles, Apparel & Luxury Goods)	32,580	3,557
	Ferrari NV† (Automobiles)	13,323	5,660
	Prysmian S.p.A. (Electrical Equipment)	33,624	2,148
			12,633
	Netherlands—3.5%
	ASM International N.V. (Semiconductors & Semiconductor Equipment)	9,385	5,432
	ASML Holding NV (Semiconductors & Semiconductor Equipment)	13,476	9,474
	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	12,829	1,758
	Euronext NV (Capital Markets)	36,436	4,088
	IMCD NV (Trading Companies & Distributors)	26,096	3,879
	Wolters Kluwer NV (Professional Services)	42,875	7,124
			31,755
	Norway—0.2%
	Kongsberg Gruppen ASA (Aerospace & Defense)	16,342	1,838
	Spain—1.5%
	Amadeus IT Group SA (Hotels, Restaurants & Leisure)	74,149	5,238
	Industria de Diseno Textil SA (Specialty Retail)	154,186	7,928
			13,166
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Institutional International Growth Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Sweden—2.6%
	AddTech AB (Trading Companies & Distributors)	54,479	$1,483
	Atlas Copco AB (Machinery)	432,813	6,605
	Beijer Ref AB (Trading Companies & Distributors)	330,158	4,867
	Evolution AB (Hotels, Restaurants & Leisure)	18,134	1,398
	Hemnet Group AB (Interactive Media & Services)	80,755	2,452
	Hexagon AB (Electronic Equipment, Instruments & Components)	136,272	1,301
	Indutrade AB (Machinery)	100,883	2,526
	Lifco AB (Industrial Conglomerates)	91,104	2,640
			23,272
	Switzerland—6.5%
	ABB Ltd. (Electrical Equipment)	122,692	6,634
	Belimo Holding AG (Building Products)	5,344	3,530
	Chocoladefabriken Lindt & Spruengli AG (Food Products)	279	3,096
	Chubb Ltd. (Insurance)	16,863	4,659
	Galderma Group AG (Pharmaceuticals)	24,239	2,688
	Galenica AG (Health Care Providers & Services)	27,246	2,232
	Lonza Group AG (Life Sciences Tools & Services)	18,729	11,057
	Partners Group Holding AG (Capital Markets)	4,845	6,567
	Sandoz Group AG (Pharmaceuticals)	235,044	9,627
	Siegfried Holding AG (Life Sciences Tools & Services)	2,918	3,170
	Sika AG (Chemicals)	14,901	3,543
	VAT Group AG (Machinery)	3,243	1,225
			58,028
	Total Europe Ex-U.K.		320,686
	Emerging Asia—19.7%
	China—4.8%
	Airtac International Group (Machinery)	60,204	1,550
	ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	247,000	2,476
	Fuyao Glass Industry Group Co. Ltd (Auto Components)	319,600	2,718
*	Meituan (Hotels, Restaurants & Leisure)	341,000	6,660
	Tencent Holdings Ltd. (Interactive Media & Services)	342,500	18,389
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	China—(continued)
*	Trip.com Group Ltd. (Hotels, Restaurants & Leisure)	101,150	$7,033
	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	93,625	4,510
			43,336
	India—5.9%
	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	18,418	1,570
	Havells India Ltd. (Electrical Equipment)	82,265	1,609
	HDFC Asset Management Co. Ltd. (Capital Markets)	26,985	1,330
	HDFC Bank Ltd. (Banks)	340,748	7,053
	ICICI Bank Ltd. (Banks)	474,248	7,110
	Indian Hotels Co. Ltd. (Hotels, Restaurants & Leisure)	316,677	3,235
*	InterGlobe Aviation Ltd. (Airlines)	52,674	2,805
	Macrotech Developers Ltd. (Real Estate Management & Development)	89,729	1,448
	Mahindra & Mahindra Ltd. (Automobiles)	128,671	4,531
*	MakeMyTrip Ltd. (Hotels, Restaurants & Leisure)	13,008	1,460
	Max Healthcare Institute Ltd. (Health Care Providers & Services)	141,627	1,866
	Nestle India Ltd. (Food Products)	45,600	1,156
	Polycab India Ltd. (Electrical Equipment)	15,765	1,340
	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	430,894	6,122
	Tata Consultancy Services Ltd. (IT Services)	73,723	3,536
	Trent Ltd. (Specialty Retail)	21,143	1,755
	Varun Beverages Ltd. (Beverages)	192,083	1,430
*	Zomato Ltd. (Hotels, Restaurants & Leisure)	1,024,646	3,327
			52,683
	Indonesia—1.9%
	Bank Central Asia Tbk. PT (Banks)	17,756,930	10,674
*	Sea Ltd.—ADR (Entertainment)	56,898	6,037
			16,711
	South Korea—0.6%
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	47,311	5,589
	Taiwan—6.5%
	Accton Technology Corp. (Communications Equipment)	106,000	2,499
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Institutional International Growth Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Taiwan—(continued)
	Advantech Co. Ltd. (Technology Hardware, Storage & Peripherals)	175,000	$1,850
	Alchip Technologies Ltd. (Semiconductors & Semiconductor Equipment)	26,000	2,601
	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	228,000	2,994
*	eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	22,000	2,251
	Global Unichip Corp. (Semiconductors & Semiconductor Equipment)	28,000	1,162
	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	137,000	5,913
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & Semiconductor Equipment)	175,162	34,593
	Voltronic Power Technology Corp. (Electrical Equipment)	31,000	1,759
	Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	30,000	2,397
			58,019
	Total Emerging Asia		176,338
	Japan—13.0%
	Advantest Corp. (Semiconductors & Semiconductor Equipment)	125,600	7,342
	ASICS Corporation (Textiles, Apparel & Luxury Goods)	130,700	2,583
	BayCurrent Consulting, Inc. (Professional Services)	49,100	1,660
	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	184,100	8,189
	Daifuku Co. Ltd. (Machinery)	205,800	4,316
	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	226,200	6,256
	Disco Corp. (Semiconductors & Semiconductor Equipment)	7,600	2,064
	Hoya Corp. (Health Care Equipment & Supplies)	56,000	7,052
	Internet Initiative Japan, Inc. (Diversified Telecommunication Services)	87,300	1,656
	ITOCHU Corp. (Trading Companies & Distributors)	99,200	4,938
	Japan Elevator Service Holdings Co. Ltd. (Commercial Services & Supplies)	81,100	1,503
	Japan Exchange Group, Inc. (Capital Markets)	341,000	3,836
	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—(continued)
	Keyence Corp. (Electronic Equipment, Instruments & Components)	24,900	$10,228
	Kurita Water Industries Ltd. (Machinery)	42,600	1,501
	MatsukiyoCocokara & Co. (Food & Staples Retailing)	141,000	2,066
	MonotaRO Co. Ltd. (Trading Companies & Distributors)	210,600	3,576
	Nomura Research Institute Ltd. (IT Services)	75,000	2,221
	Pan Pacific International Holdings Corp. (Multiline Retail)	221,300	6,070
	Rakus Co. Ltd. (Software)	46,300	547
*	Rakuten Bank Ltd. (Banks)	62,000	1,742
	Recruit Holdings Co. Ltd. (Professional Services)	110,600	7,834
	Shin-Etsu Chemical Co. Ltd. (Chemicals)	82,300	2,770
	SMC Corp. (Machinery)	9,200	3,636
	Sumitomo Mitsui Financial Group, Inc. (Banks)	339,900	8,131
	TechnoPro Holdings, Inc. (Professional Services)	100,900	1,900
	Tokio Marine Holdings, Inc. (Insurance)	194,200	7,070
	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	14,300	2,198
	Tomy Company, Ltd. (Leisure Products)	48,000	1,385
	Zozo, Inc. (Specialty Retail)	66,400	2,067
	Total Japan		116,337
	United Kingdom—12.9%
	3i Group PLC (Capital Markets)	320,299	14,291
	AstraZeneca PLC (Pharmaceuticals)	58,206	7,628
	BAE Systems PLC (Aerospace & Defense)	577,433	8,302
	Beazley PLC (Insurance)	289,005	2,954
	Bunzl PLC (Trading Companies & Distributors)	89,961	3,712
	Compass Group PLC (Hotels, Restaurants & Leisure)	240,329	8,009
	Diploma PLC (Trading Companies & Distributors)	126,900	6,752
	Experian PLC (Professional Services)	155,396	6,702
	Greggs PLC (Hotels, Restaurants & Leisure)	71,364	2,489
	Haleon PLC (Personal Products)	1,551,745	7,331
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Institutional International Growth Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—(continued)
	Halma PLC (Electronic Equipment, Instruments & Components)	242,367	$8,159
	Hill & Smith PLC (Metals & Mining)	46,887	1,096
	Intermediate Capital Group PLC (Capital Markets)	179,735	4,649
	London Stock Exchange Group PLC (Capital Markets)	83,707	11,826
	RELX PLC (Professional Services)	173,087	7,864
	Rotork PLC (Machinery)	586,881	2,305
	Softcat PLC (IT Services)	82,067	1,566
	Spirax-Sarco Engineering PLC (Machinery)	14,635	1,256
	Unilever PLC (Personal Products)	117,547	6,693
	Weir Group PLC (Machinery)	71,598	1,958
	Total United Kingdom		115,542
	Western Hemisphere—8.2%
	Bermuda—0.4%
*	Arch Capital Group Ltd. (Insurance)	42,340	3,910
	Canada—7.8%
	Boyd Group Services, Inc. (Commercial Services & Supplies)	7,820	1,179
	Brookfield Asset Management Ltd (Capital Markets)	139,119	7,539
	Cameco Corp. (Oil, Gas & Consumable Fuels)	83,165	4,274
	Canadian Pacific Kansas City Ltd. (Road & Rail)	95,298	6,897
	Constellation Software, Inc. (Software)	2,926	9,048
	Dollarama, Inc. (Multiline Retail)	73,809	7,203
	Intact Financial Corp. (Insurance)	38,233	6,961
	Parkland Corp. (Oil, Gas & Consumable Fuels)	84,020	1,900
	Royal Bank of Canada (Banks)	55,126	6,647
*	Shopify, Inc. (IT Services)	68,903	7,327
	TFI International, Inc. (Road & Rail)	13,932	1,883
	Toromont Industries Ltd. (Trading Companies & Distributors)	52,549	4,154
	WSP Global Inc. (Construction & Engineering)	26,551	4,672
			69,684
	Total Western Hemisphere		73,594
	Issuer	Shares	Value
	Common Stocks—(continued)
	Asia Ex-Japan—4.7%
	Australia—2.3%
	Aristocrat Leisure Limited (Hotels, Restaurants & Leisure)	124,181	$5,254
	Goodman Group (Industrial REITs)	183,516	4,048
	Pro Medicus Ltd. (Health Care Technology)	43,251	6,696
	Steadfast Group Ltd. (Insurance)	616,254	2,213
	Technology One Ltd. (Software)	127,816	2,477
			20,688
	Hong Kong—1.3%
	AIA Group Ltd. (Insurance)	765,600	5,550
	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	114,100	4,331
	Techtronic Industries Company Limited (Machinery)	138,000	1,821
			11,702
	New Zealand—0.3%
	Fisher & Paykel Healthcare Corporation Limited (Health Care Equipment & Supplies)	20,766	446
	Xero Limited (Software)	16,036	1,673
			2,119
	Singapore—0.8%
	DBS Group Holdings Ltd. (Banks)	228,560	7,317
	Total Asia Ex-Japan		41,826
	Emerging Latin America—2.4%
	Brazil—1.6%
*	MercadoLibre, Inc. (Multiline Retail)	3,903	6,637
*	NU Holdings Ltd. (Banks)	132,718	1,375
	Raia Drogasil SA (Food & Staples Retailing)	420,100	1,496
	Rumo SA (Road & Rail)	555,400	1,604
	WEG SA (Electrical Equipment)	366,100	3,127
			14,239
	Mexico—0.6%
	Grupo Aeroportuario del Sureste SAB de CV—ADR (Transportation Infrastructure)	6,271	1,616
	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	1,505,700	3,963
			5,579
	Peru—0.2%
	Credicorp Ltd.† (Banks)	11,266	2,065
	Total Emerging Latin America		21,883
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Institutional International Growth Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Europe, Mid-East, Africa—1.1%
South Africa—1.0%
Bid Corp. Ltd. (Food & Staples Retailing)	133,430	$3,044
Capitec Bank Holdings Ltd. (Banks)	12,843	2,133
Clicks Group Ltd. (Food & Staples Retailing)	75,403	1,491
Shoprite Holdings Ltd. (Food & Staples Retailing)	134,013	2,091
		8,759
United Arab Emirates—0.1%
Aldar Properties PJSC (Real Estate Management & Development)	634,149	1,326
Total Emerging Europe, Mid-East, Africa		10,085
Total Common Stocks—97.7% (cost $686,987)		876,291

Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 12/31/24, due 01/02/25, repurchase price $20,758, collateralized by U.S. Treasury Note, 4.000%, due 12/15/27, valued at $21,171	$20,756	20,756
Total Repurchase Agreements—2.3% (cost $20,756)		20,756
Total Investments—100.0% (cost $707,743)		897,047
Liabilities, plus cash and other assets—(0.0)%		(3)
Net Assets—100.0%		$897,044

ADR	American Depositary Receipt
PLC	Public Limited Company
REITs	Real Estate Investment Trust

†	U.S. listed foreign security
*	Non-income producing security.
As of December 31, 2024, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$876,291	$—	$—	$876,291
Repurchase Agreements	—	20,756	—	20,756
Total Investments in Securities	$876,291	$20,756	$—	$897,047
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

International Small Cap Growth Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)

	Issuer	Shares	Value
	Common Stocks
	Europe Ex-U.K.—28.4%
	Belgium—1.6%
	Azelis Group NV (Trading Companies & Distributors)	32,345	$636
	D'ieteren Group (Distributors)	11,515	1,917
			2,553
	Denmark—0.4%
	Rockwool A/S (Building Products)	1,815	643
	Finland—0.6%
	Puuilo OYJ (Multiline Retail)	91,688	971
	France—2.7%
	Dassault Aviation SA (Aerospace & Defense)	11,141	2,276
	Ipsen (Pharmaceuticals)	8,633	990
	VusionGroup (Electronic Equipment, Instruments & Components)	6,072	1,117
			4,383
	Germany—1.7%
	Atoss Software SE (Software)	5,269	623
	CTS Eventim AG & Co. KGaA (Entertainment)	25,334	2,143
			2,766
	Italy—3.4%
	Azimut Holding SpA (Capital Markets)	48,921	1,216
	BFF Bank SpA (Diversified Financial Services)	27,969	267
	Brunello Cucinelli SpA (Textiles, Apparel & Luxury Goods)	20,801	2,271
	Carel Industries SpA (Building Products)	36,888	708
	Sanlorenzo SpA (Leisure Products)	8,321	281
	SOL SpA (Chemicals)	20,643	794
			5,537
	Jersey—0.9%
	JTC PLC (Capital Markets)	119,873	1,477
	Norway—1.3%
	Gjensidige Forsikring ASA (Insurance)	37,288	658
	Kongsberg Gruppen ASA (Aerospace & Defense)	12,023	1,352
			2,010
	Sweden—12.0%
	AddTech AB (Trading Companies & Distributors)	75,446	2,054
	Beijer Ref AB (Trading Companies & Distributors)	167,253	2,466
*	BoneSupport Holding AB (Biotechnology)	53,965	1,887
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Sweden—(continued)
	Bufab AB (Trading Companies & Distributors)	36,382	$1,444
	Hemnet Group AB (Interactive Media & Services)	82,966	2,520
	Lagercrantz Group AB (Electronic Equipment, Instruments & Components)	116,520	2,186
	Lifco AB (Industrial Conglomerates)	96,159	2,786
	Mildef Group AB (Aerospace & Defense)	80,358	906
	MIPS AB (Leisure Products)	21,037	894
	NCAB Group AB (Electronic Equipment, Instruments & Components)	87,916	513
	Vitec Software Group AB (Software)	10,788	531
	XVIVO Perfusion AB (Health Care Equipment & Supplies)	11,490	508
*	Yubico AB (Software)	25,833	567
			19,262
	Switzerland—3.8%
	Galenica AG (Health Care Providers & Services)	9,210	755
	Kardex Holding AG (Machinery)	7,381	2,200
	Siegfried Holding AG (Life Sciences Tools & Services)	2,266	2,462
	Ypsomed Holding AG (Health Care Equipment & Supplies)	1,674	604
			6,021
	Total Europe Ex-U.K.		45,623
	Emerging Asia—20.4%
	China—3.3%
	Eastroc Beverage Group Co. Ltd. (Beverages)	59,780	2,025
	Giant Biogene Holding Co. Ltd. (Personal Products)	195,400	1,256
	Pop Mart International Group Ltd. (Specialty Retail)	70,000	808
	Yutong Bus Co. Ltd. (Machinery)	330,800	1,189
			5,278
	India—9.2%
	AU Small Finance Bank Ltd. (Banks)	156,477	1,022
	Central Depository Services India Ltd. (Capital Markets)	69,541	1,430
	Cholamandalam Investment & Finance Co. Ltd. (Consumer Finance)	80,394	1,115
	Gillette India Ltd. (Personal Products)	8,122	904
	Home First Finance Co. India Ltd. (Diversified Financial Services)	76,795	949
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

International Small Cap Growth Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—(continued)
India—(continued)
Inventurus Knowledge Solutions Limited (Health Care Technology)	36,498	$823
JB Chemicals & Pharmaceuticals Ltd. (Pharmaceuticals)	50,984	1,092
Kfin Technologies Ltd. (Capital Markets)	122,466	2,196
Motherson Sumi Wiring India Ltd. (Auto Components)	1,298,343	884
Poly Medicure Ltd. (Health Care Equipment & Supplies)	28,948	884
Polycab India Ltd. (Electrical Equipment)	14,713	1,250
Sundaram Finance Ltd. (Consumer Finance)	30,258	1,482
Zen Technologies Limited (Electronic Equipment, Instruments & Components)	29,838	851
		14,882
Indonesia—0.7%
Bank Syariah Indonesia Tbk. PT (Banks)	6,357,400	1,078
Taiwan—7.2%
Advantech Co. Ltd. (Technology Hardware, Storage & Peripherals)	136,000	1,437
ASMedia Technology, Inc. (Semiconductors & Semiconductor Equipment)	27,000	1,635
Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	93,000	1,160
Gudeng Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	73,000	1,084
Innodisk Corp. (Technology Hardware, Storage & Peripherals)	65,960	439
Jentech Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	28,000	1,303
Lotes Co. Ltd. (Electronic Equipment, Instruments & Components)	43,000	2,564
Voltronic Power Technology Corp. (Electrical Equipment)	33,451	1,898
		11,520
Total Emerging Asia		32,758
Japan—16.8%
ABC-Mart, Inc. (Specialty Retail)	45,700	927
AZ-COM MARUWA Holdings, Inc. (Air Freight & Logistics)	81,300	573
BayCurrent Consulting, Inc. (Professional Services)	74,600	2,522
Fukuoka Financial Group, Inc. (Banks)	68,600	1,720
Integral Corporation (Capital Markets)	14,400	399
	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—(continued)
	Internet Initiative Japan, Inc. (Diversified Telecommunication Services)	91,500	$1,736
	Japan Elevator Service Holdings Co. Ltd. (Commercial Services & Supplies)	127,100	2,355
	Kurita Water Industries Ltd. (Machinery)	34,500	1,216
	Lifedrink Co., Inc. (Beverages)	68,200	986
	MEITEC Group Holdings, Inc. (Professional Services)	110,200	2,077
	OBIC Business Consultants Co. Ltd. (Software)	42,100	1,856
	Rakus Co. Ltd. (Software)	29,500	348
*	Rakuten Bank Ltd. (Banks)	117,600	3,303
	Rorze Corp. (Semiconductors & Semiconductor Equipment)	54,900	534
	Sangetsu Corp. (Household Durables)	25,000	476
	SBI Sumishin Net Bank Ltd. (Banks)	84,400	2,033
	Senko Group Holdings Co. Ltd. (Air Freight & Logistics)	96,900	918
	Shimamura Co. Ltd. (Specialty Retail)	15,300	857
	SIGMAXYZ Holdings, Inc. (Professional Services)	116,500	695
	TechnoPro Holdings, Inc. (Professional Services)	41,300	778
	Tomy Company, Ltd. (Leisure Products)	25,200	727
	Total Japan		27,036
	United Kingdom—11.1%
	Beazley PLC (Insurance)	271,119	2,771
	Burford Capital Ltd (Diversified Financial Services)	106,701	1,382
	Diploma PLC (Trading Companies & Distributors)	60,029	3,194
	Greggs PLC (Hotels, Restaurants & Leisure)	22,810	796
	Hill & Smith PLC (Metals & Mining)	59,608	1,394
	Hollywood Bowl Group PLC (Hotels, Restaurants & Leisure)	99,284	371
	Rotork PLC (Machinery)	480,795	1,889
	Softcat PLC (IT Services)	94,845	1,809
*	Trustpilot Group PLC (Interactive Media & Services)	819,676	3,150
	Volution Group PLC (Building Products)	155,991	1,094
	Total United Kingdom		17,850
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

International Small Cap Growth Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Asia Ex-Japan—8.9%
	Australia—6.7%
	Pro Medicus Ltd. (Health Care Technology)	33,915	$5,250
	Steadfast Group Ltd. (Insurance)	379,188	1,361
	Technology One Ltd. (Software)	213,556	4,139
			10,750
	New Zealand—1.9%
*	Gentrack Group Ltd. (Software)	150,485	1,080
	Mainfreight Ltd. (Air Freight & Logistics)	46,743	1,922
			3,002
	Singapore—0.3%
	Sheng Siong Group Ltd. (Food & Staples Retailing)	426,500	512
	Total Asia Ex-Japan		14,264
	Western Hemisphere—5.2%
	Canada—5.2%
	Boyd Group Services, Inc. (Commercial Services & Supplies)	7,637	1,152
	Definity Financial Corp. (Insurance)	47,651	1,938
	EQB, Inc. (Banks)	16,857	1,161
	Exchange Income Corporation (Airlines)	16,374	670
	North West Co., Inc. (Food & Staples Retailing)	83,757	2,862
	Parkland Corp. (Oil, Gas & Consumable Fuels)	27,076	612
	Total Western Hemisphere		8,395
	Emerging Europe, Mid-East, Africa—4.1%
	Greece—1.0%
	JUMBO SA (Specialty Retail)	60,717	1,608
	Lithuania—1.1%
	Baltic Classifieds Group PLC (Interactive Media & Services)	442,019	1,743
	Poland—1.0%
*	Dino Polska SA (Food & Staples Retailing)	8,007	756
	Zabka Group (Food & Staples Retailing)	190,851	889
			1,645
	South Africa—1.0%
	OUTsurance Group Ltd. (Insurance)	437,721	1,542
	Total Emerging Europe, Mid-East, Africa		6,538
	Emerging Latin America—3.4%
	Mexico—3.4%
	Arca Continental SAB de CV (Beverages)	123,400	1,021
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	Mexico—(continued)
*	BBB Foods, Inc. † (Food & Staples Retailing)	46,164	$1,306
	Grupo Aeroportuario del Centro Norte SAB de CV (Transportation Infrastructure)	118,700	1,023
	Grupo Aeroportuario del Sureste SAB de CV (Transportation Infrastructure)	41,290	1,062
	Qualitas Controladora SAB de CV (Insurance)	126,400	1,058
	Total Emerging Latin America		5,470
	Total Common Stocks—98.3% (cost $123,779)		157,934

Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 12/31/24, due 01/02/25, repurchase price $4,810, collateralized by U.S. Treasury Note, 4.000%, due 12/15/27, valued at $4,906	$4,810	4,810
Total Repurchase Agreements—3.0% (cost $4,810)		4,810
Total Investments—101.3% (cost $128,589)		162,744
Liabilities, plus cash and other assets—(1.3)%		(2,044)
Net Assets—100.0%		$160,700

PLC	Public Limited Company

*	Non-income producing security.
†	U.S. listed foreign security
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

International Small Cap Growth Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
As of December 31, 2024, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$157,934	$—	$—	$157,934
Repurchase Agreements	—	4,810	—	4,810
Total Investments in Securities	$157,934	$4,810	$—	$162,744
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Emerging Markets Leaders Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—81.2%
	China—24.8%
	Alibaba Group Holding Ltd. (Multiline Retail)	148,928	$1,580
	ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	180,200	1,806
	BYD Company Limited (Automobiles)	49,200	1,896
	Contemporary Amperex Technology Co. Ltd. (Electrical Equipment)	95,220	3,452
	Fuyao Glass Industry Group Co. Ltd (Auto Components)	313,400	2,665
	Huaming Power Equipment Co. Ltd. (Machinery)	634,960	1,462
*	Meituan (Hotels, Restaurants & Leisure)	208,900	4,080
	Midea Group Co. Ltd. (Household Durables)	88,895	911
	NARI Technology Co. Ltd. (Electrical Equipment)	480,400	1,651
	NetEase, Inc. (Entertainment)	88,400	1,575
	Tencent Holdings Ltd. (Interactive Media & Services)	198,900	10,679
	Tencent Music Entertainment Group (Entertainment)	123,510	1,402
*	Trip.com Group Ltd. (Hotels, Restaurants & Leisure)	93,700	6,515
	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	22,832	1,100
			40,774
	India—21.2%
	Britannia Industries Ltd. (Food Products)	25,929	1,443
	HDFC Bank Ltd. (Banks)	155,681	3,222
	ICICI Bank Ltd. (Banks)	154,236	2,312
	Infosys Ltd. (IT Services)	85,621	1,886
*	InterGlobe Aviation Ltd. (Airlines)	42,285	2,252
	Kotak Mahindra Bank Ltd. (Banks)	196,101	4,089
	Macrotech Developers Ltd. (Real Estate Management & Development)	116,040	1,873
	Mahindra & Mahindra Ltd. (Automobiles)	55,132	1,942
*	MakeMyTrip Ltd.† (Hotels, Restaurants & Leisure)	13,676	1,536
	Marico Limited (Food Products)	261,354	1,955
	Nestle India Ltd. (Food Products)	49,160	1,246
	Pidilite Industries Ltd. (Chemicals)	54,675	1,852
	Polycab India Ltd. (Electrical Equipment)	28,599	2,430
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	159,423	$2,265
	Supreme Industries Ltd (Chemicals)	26,001	1,427
	Tata Consultancy Services Ltd. (IT Services)	67,126	3,219
			34,949
	Indonesia—5.5%
	Bank Central Asia Tbk. PT (Banks)	6,391,600	3,842
	Bank Mandiri Persero Tbk. PT (Banks)	4,476,700	1,586
	Bank Rakyat Indonesia Persero Tbk. PT (Banks)	3,653,600	926
*	Sea Ltd.—ADR (Entertainment)	25,065	2,659
			9,013
	South Korea—5.2%
*	Samsung Biologics Co. Ltd. (Life Sciences Tools & Services)	3,346	2,157
	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	74,895	2,707
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	31,392	3,708
			8,572
	Taiwan—23.9%
	Accton Technology Corp. (Communications Equipment)	107,000	2,523
	Advantech Co. Ltd. (Technology Hardware, Storage & Peripherals)	135,000	1,427
	Alchip Technologies Ltd. (Semiconductors & Semiconductor Equipment)	12,000	1,201
	ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	14,000	1,420
	Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	131,000	1,634
	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	246,000	3,230
	Lotes Co. Ltd. (Electronic Equipment, Instruments & Components)	33,000	1,968
	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	115,000	4,963
	Sinbon Electronics Co. Ltd. (Electronic Equipment, Instruments & Components)	147,000	1,175
	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	221,000	7,247
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Emerging Markets Leaders Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Taiwan—(continued)
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & Semiconductor Equipment)	54,071	$10,678
	Voltronic Power Technology Corp. (Electrical Equipment)	32,000	1,815
			39,281
	Thailand—0.6%
	Central Pattana PCL (Real Estate Management & Development)	630,300	1,054
	Total Emerging Asia		133,643
	Emerging Latin America—10.7%
	Brazil—6.5%
	Itau Unibanco Holding SA.—ADR (Banks)	342,401	1,698
*	MercadoLibre, Inc. (Multiline Retail)	1,549	2,634
*	NU Holdings Ltd. (Banks)	93,547	969
	Raia Drogasil SA (Food & Staples Retailing)	676,284	2,408
	WEG SA (Electrical Equipment)	363,200	3,103
			10,812
	Mexico—2.4%
	Grupo Financiero Banorte SAB de CV (Banks)	183,200	1,181
	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	1,042,300	2,743
			3,924
	Peru—1.8%
	Credicorp Ltd.† (Banks)	16,005	2,934
	Total Emerging Latin America		17,670
	Emerging Europe, Mid-East, Africa—6.3%
	Poland—0.8%
	Zabka Group (Food & Staples Retailing)	265,568	1,237
	Saudi Arabia—1.1%
	Saudi Arabian Oil Co. (Oil, Gas & Consumable Fuels)	250,760	1,872
	South Africa—3.2%
	Capitec Bank Holdings Ltd. (Banks)	9,433	1,567
	Clicks Group Ltd. (Food & Staples Retailing)	95,537	1,889
	FirstRand Limited (Diversified Financial Services)	470,615	1,894
			5,350
Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Europe, Mid-East, Africa—(continued)
United Arab Emirates—1.2%
Aldar Properties PJSC (Real Estate Management & Development)	912,890	$1,909
Total Emerging Europe, Mid-East, Africa		10,368
Asia Ex-Japan—1.6%
Hong Kong—1.6%
AIA Group Ltd. (Insurance)	360,200	2,611
Total Common Stocks—99.8% (cost $136,146)		164,292

Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 12/31/24, due 01/02/25, repurchase price $885, collateralized by U.S. Treasury Note, 4.000%, due 12/15/27, valued at $903	$885	885
Total Repurchase Agreements—0.5% (cost $885)		885
Total Investments—100.3% (cost $137,031)		165,177
Liabilities, plus cash and other assets—(0.3)%		(476)
Net Assets—100.0%		$164,701

ADR	American Depositary Receipt

*	Non-income producing security.
†	U.S. listed foreign security
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Emerging Markets Leaders Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
As of December 31, 2024, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$163,238	$1,054	$—	$164,292
Repurchase Agreements	—	885	—	885
Total Investments in Securities	$163,238	$1,939	$—	$165,177
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Emerging Markets Growth Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—81.3%
	China—23.7%
	Atour Lifestyle Holdings Ltd.—ADR (Hotels, Restaurants & Leisure)	99,998	$2,689
	BYD Company Limited (Automobiles)	244,000	8,376
	Dong-E-E-Jiao Co. Ltd. (Pharmaceuticals)	259,400	2,217
	East Money Information Co.,Ltd. (Capital Markets)	2,525,300	8,886
	Eastroc Beverage Group Co. Ltd. (Beverages)	234,640	7,947
	Foshan Haitian Flavouring and Food Company Ltd. (Food Products)	676,800	4,234
	Fuyao Glass Industry Group Co. Ltd (Auto Components)	600,900	5,110
	Henan Pinggao Electric Co. Ltd. (Electrical Equipment)	1,556,100	4,072
	Huaneng Lancang River Hydropower, Inc. (Independent Power and Renewable Electricity Producers)	2,294,100	2,973
	Kweichow Moutai Co. Ltd. (Beverages)	18,674	3,879
*	Meituan (Hotels, Restaurants & Leisure)	1,472,800	28,767
	Midea Group Co., Ltd. (Household Durables)	388,000	3,774
	Pop Mart International Group Ltd. (Specialty Retail)	262,600	3,031
	Sieyuan Electric Co. Ltd. (Electrical Equipment)	396,795	3,932
	Tencent Holdings Ltd. (Interactive Media & Services)	1,091,760	58,618
*	Trip.com Group Ltd. (Hotels, Restaurants & Leisure)	457,150	31,785
	Xiaomi Corporation (Technology Hardware, Storage & Peripherals)	3,298,200	14,651
	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	188,783	9,094
	Yutong Bus Co. Ltd. (Machinery)	1,131,000	4,066
			208,101
	India—22.7%
	ABB India Ltd. (Electrical Equipment)	53,992	4,361
	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	67,791	5,777
	Bharat Electronics Ltd. (Aerospace & Defense)	2,195,371	7,513
	Bharti Airtel Ltd. (Wireless Telecommunication Services)	466,266	8,678
	Blue Star Ltd. (Building Products)	137,066	3,402
	Central Depository Services India Ltd. (Capital Markets)	248,090	5,101
	CG Power & Industrial Solutions Ltd. (Electrical Equipment)	353,163	2,999
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	Computer Age Management Services Ltd. (Professional Services)	62,387	$3,695
	Cummins India Ltd. (Machinery)	63,563	2,435
	Divi's Laboratories Limited (Life Sciences Tools & Services)	44,010	3,138
	Dixon Technologies India Ltd. (Household Durables)	54,903	11,501
	GE T&D India Ltd. (Electrical Equipment)	139,252	3,367
*	Godrej Properties Ltd. (Real Estate Management & Development)	114,329	3,724
	HDFC Asset Management Co. Ltd. (Capital Markets)	68,268	3,366
	Hindustan Aeronautics Ltd. (Aerospace & Defense)	91,864	4,486
	ICICI Bank Ltd. (Banks)	866,140	12,985
	Indian Hotels Co. Ltd. (Hotels, Restaurants & Leisure)	983,950	10,051
*	InterGlobe Aviation Ltd. (Airlines)	57,552	3,064
	JSW Energy Ltd. (Independent Power and Renewable Electricity Producers)	377,428	2,830
	Kalyan Jewellers India Ltd. (Textiles, Apparel & Luxury Goods)	362,150	3,220
*	Kaynes Technology India Ltd. (Electronic Equipment, Instruments & Components)	67,198	5,816
	KEI Industries Ltd. (Electrical Equipment)	64,954	3,361
	Kfin Technologies Ltd. (Capital Markets)	184,273	3,304
	Macrotech Developers Ltd. (Real Estate Management & Development)	265,433	4,285
	Mahindra & Mahindra Ltd. (Automobiles)	191,875	6,757
*	MakeMyTrip Ltd.† (Hotels, Restaurants & Leisure)	50,742	5,697
	Max Healthcare Institute Ltd. (Health Care Providers & Services)	372,682	4,910
	NTPC Ltd. (Independent Power and Renewable Electricity Producers)	2,076,293	8,072
	Oberoi Realty Ltd. (Real Estate Management & Development)	105,716	2,856
	Phoenix Mills Ltd. (Real Estate Management & Development)	163,695	3,128
	Pidilite Industries Ltd. (Chemicals)	63,039	2,135
	REC Ltd. (Diversified Financial Services)	507,895	2,978
	Siemens Ltd. (Industrial Conglomerates)	61,509	4,700
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Emerging Markets Growth Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	347,751	$7,677
	Trent Ltd. (Specialty Retail)	89,214	7,407
	Triveni Turbine Ltd. (Electrical Equipment)	271,991	2,350
	TVS Motor Co. Ltd. (Automobiles)	103,990	2,876
	UNO Minda Ltd. (Auto Components)	239,455	2,962
	Varun Beverages Ltd. (Beverages)	640,465	4,769
*	Zomato Ltd. (Hotels, Restaurants & Leisure)	2,447,471	7,946
			199,679
	Indonesia—5.1%
	Bank Central Asia Tbk. PT (Banks)	36,467,795	21,921
	Bank Mandiri Persero Tbk. PT (Banks)	21,193,100	7,505
*	Sea Ltd.—ADR (Entertainment)	146,621	15,557
			44,983
	Malaysia—0.8%
	CIMB Group Holdings Bhd. (Banks)	2,311,500	4,239
	Gamuda Bhd. (Construction & Engineering)	2,853,000	3,024
			7,263
	Philippines—1.3%
	Ayala Land, Inc. (Real Estate Management & Development)	4,072,100	1,844
	BDO Unibank, Inc. (Banks)	2,089,464	5,202
	International Container Terminal Services, Inc. (Transportation Infrastructure)	662,520	4,421
			11,467
	South Korea—4.0%
	Hanwha Aerospace Co. Ltd. (Aerospace & Defense)	13,866	3,075
	HD Hyundai Electric Co. Ltd. (Electrical Equipment)	28,359	7,359
*	Samsung Biologics Co. Ltd. (Life Sciences Tools & Services)	4,190	2,701
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	188,748	22,296
			35,431
	Taiwan—23.7%
	Accton Technology Corp. (Communications Equipment)	198,000	4,669
	All Ring Tech Co., Ltd. (Electronic Equipment, Instruments & Components)	180,000	2,207
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Taiwan—(continued)
	Asia Vital Components Co. Ltd. (Technology Hardware, Storage & Peripherals)	211,000	$4,010
	ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	37,300	3,783
	Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	331,000	4,130
	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	549,000	7,209
	Elite Material Co. Ltd. (Electronic Equipment, Instruments & Components)	234,000	4,411
*	eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	54,000	5,526
	Fortune Electric Co. Ltd. (Electrical Equipment)	144,300	2,478
	Fositek Corp. (Electronic Equipment, Instruments & Components)	68,000	1,680
	Grand Process Technology Corporation (Semiconductors & Semiconductor Equipment)	42,000	1,903
	Gudeng Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	145,000	2,154
	Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	1,950,000	10,944
	Jentech Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	53,000	2,465
	King Slide Works Co., Ltd. (Technology Hardware, Storage & Peripherals)	58,000	2,742
	King Yuan Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	696,000	2,367
	Lotes Co. Ltd. (Electronic Equipment, Instruments & Components)	102,132	6,090
	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	245,000	10,574
	Quanta Computer Inc. (Technology Hardware, Storage & Peripherals)	482,000	4,220
	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	570,000	18,690
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & Semiconductor Equipment)	500,552	98,854
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Emerging Markets Growth Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Taiwan—(continued)
	WinWay Technology Co. Ltd. (Semiconductors & Semiconductor Equipment)	65,000	$2,270
	Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	68,000	5,434
			208,810
	Total Emerging Asia		715,734
	Emerging Europe, Mid-East, Africa—9.0%
	Greece—0.9%
*	Eurobank Ergasias Services & Holdings SA (Banks)	2,254,402	5,208
*	Piraeus Financial Holdings SA (Banks)	708,176	2,824
			8,032
	Hungary—0.5%
	OTP Bank Nyrt. (Banks)	80,597	4,401
	Saudi Arabia—1.5%
	Aldrees Petroleum & Transport Services Co. (Specialty Retail)	66,608	2,131
	Dr Sulaiman Al Habib Medical Services Group Co. (Health Care Providers & Services)	29,582	2,208
	Elm Co. (IT Services)	13,299	3,946
	Jamjoom Pharmaceuticals Factory Co. (Pharmaceuticals)	45,694	1,851
	Riyadh Cables Group Co. (Electrical Equipment)	72,061	2,643
			12,779
	South Africa—3.5%
	Bid Corp. Ltd. (Food & Staples Retailing)	102,882	2,347
	Bidvest Group Ltd. (Industrial Conglomerates)	203,110	2,838
	Capitec Bank Holdings Ltd. (Banks)	64,993	10,795
	Clicks Group Ltd. (Food & Staples Retailing)	205,661	4,066
	Mr. Price Group Ltd. (Specialty Retail)	406,359	6,358
	Shoprite Holdings Ltd. (Food & Staples Retailing)	272,536	4,253
			30,657
	Turkey—0.7%
	BIM Birlesik Magazalar AS (Food & Staples Retailing)	229,410	3,428
	Turkiye Garanti Bankasi Anonim Sirketi (Banks)	895,131	3,148
			6,576
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—(continued)
	United Arab Emirates—1.9%
	Aldar Properties PJSC (Real Estate Management & Development)	1,564,043	$3,270
	Emaar Properties PJSC (Real Estate Management & Development)	2,625,174	9,184
	Salik Co. PJSC (Transportation Infrastructure)	2,981,261	4,383
			16,837
	Total Emerging Europe, Mid-East, Africa		79,282
	Emerging Latin America—8.5%
	Argentina—1.5%
	Banco Macro SA—ADR (Banks)	32,191	3,115
*	Grupo Financiero Galicia SA—ADR (Banks)	81,151	5,057
	YPF Sociedad Anonima (Oil, Gas & Consumable Fuels)	107,705	4,579
			12,751
	Brazil—4.6%
	Banco BTG Pactual SA (Capital Markets)	525,400	2,313
	Itau Unibanco Holding SA.—ADR (Banks)	838,538	4,159
*	MercadoLibre, Inc. (Multiline Retail)	11,954	20,327
*	NU Holdings Ltd.† (Banks)	376,129	3,897
	Raia Drogasil SA (Food & Staples Retailing)	514,788	1,833
	WEG SA (Electrical Equipment)	910,441	7,777
			40,306
	Mexico—2.1%
	Arca Continental SAB de CV (Beverages)	254,300	2,104
*	BBB Foods, Inc. † (Food & Staples Retailing)	110,371	3,121
	Corp. Inmobiliaria Vesta SAB de CV (Real Estate Management & Development)	814,400	2,078
	Fomento Economico Mexicano SAB de CV—ADR (Beverages)	30,376	2,597
	Grupo Financiero Banorte SAB de CV (Banks)	376,500	2,426
	Prologis Property Mexico SA de CV REIT (Industrial REITs)	704,304	1,952
*	Vista Energy SAB de CV—ADR (Oil, Gas & Consumable Fuels)	81,543	4,412
			18,690
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Emerging Markets Growth Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	Peru—0.3%
	Credicorp Ltd. (Banks)	14,221	$2,607
	Total Emerging Latin America		74,354
	Asia Ex-Japan—1.9%
	Hong Kong—1.9%
	AIA Group Ltd. (Insurance)	1,001,400	7,259
*	Futu Holdings Ltd.—ADR (Capital Markets)	25,307	2,024
	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	196,400	7,455
	Total Asia Ex-Japan		16,738
	Total Common Stocks—100.7% (cost $693,808)		886,108

Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 12/31/24, due 01/02/25, repurchase price $1,552, collateralized by U.S. Treasury Note, 4.000%, due 12/15/27, valued at $1,583	$1,552	1,552
Total Repurchase Agreements—0.2% (cost $1,552)		1,552
Total Investments—100.9% (cost $695,360)		887,660
Liabilities, plus cash and other assets—(0.9)%		(7,626)
Net Assets—100.0%		$880,034

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
†	U.S. listed foreign security
As of December 31, 2024, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$886,108	$—	$—	$886,108
Repurchase Agreements	—	1,552	—	1,552
Total Investments in Securities	$886,108	$1,552	$—	$887,660
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Emerging Markets ex China Growth Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—72.4%
	India—30.6%
	ABB India Ltd. (Electrical Equipment)	3,141	$254
	Ajanta Pharma Ltd. (Pharmaceuticals)	3,639	125
	Apar Industries Ltd. (Industrial Conglomerates)	1,876	226
	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	1,637	139
	Bharat Electronics Ltd. (Aerospace & Defense)	104,095	356
	Bharti Airtel Ltd. (Wireless Telecommunication Services)	15,955	297
	Central Depository Services India Ltd. (Capital Markets)	12,184	251
	Coforge Ltd. (IT Services)	1,700	192
	Computer Age Management Services Ltd. (Professional Services)	2,789	165
	Cummins India Ltd. (Machinery)	7,982	306
	Dixon Technologies India Ltd. (Household Durables)	2,486	521
	Doms Industries Ltd. (Commercial Services & Supplies)	3,950	121
	GE T&D India Ltd. (Electrical Equipment)	11,572	280
	HDFC Asset Management Co. Ltd. (Capital Markets)	3,432	169
	HDFC Bank Ltd. (Banks)	13,377	277
	Hindustan Aeronautics Ltd. (Aerospace & Defense)	6,570	321
	ICICI Bank Ltd. (Banks)	23,066	346
	Indian Hotels Co. Ltd. (Hotels, Restaurants & Leisure)	47,198	482
*	InterGlobe Aviation Ltd. (Airlines)	4,802	256
	Jindal Stainless Ltd. (Metals & Mining)	15,397	126
	JSW Energy Ltd. (Independent Power and Renewable Electricity Producers)	16,713	125
*	Kaynes Technology India Ltd. (Electronic Equipment, Instruments & Components)	4,753	411
	Larsen & Toubro Ltd. (Construction & Engineering)	6,076	256
	Macrotech Developers Ltd. (Real Estate Management & Development)	12,698	205
	Mahindra & Mahindra Ltd. (Automobiles)	7,720	272
*	MakeMyTrip Ltd.† (Hotels, Restaurants & Leisure)	2,786	313
	Max Healthcare Institute Ltd. (Health Care Providers & Services)	20,593	272
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	Newgen Software Technologies Ltd. (Software)	11,071	$220
	NTPC Ltd. (Independent Power and Renewable Electricity Producers)	65,935	256
	Oberoi Realty Ltd. (Real Estate Management & Development)	9,603	259
	Phoenix Mills Ltd. (Real Estate Management & Development)	10,733	205
	Poly Medicure Ltd. (Health Care Equipment & Supplies)	5,028	154
	REC Ltd. (Diversified Financial Services)	29,235	171
	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	10,456	231
	Tata Consultancy Services Ltd. (IT Services)	3,734	179
*	Tbo Tek Ltd. (Hotels, Restaurants & Leisure)	8,273	168
	Titagarh Rail System Ltd. (Machinery)	15,227	196
	Transformers & Rectifiers India Ltd. (Electrical Equipment)	13,915	186
	Trent Ltd. (Specialty Retail)	5,820	483
	Triveni Turbine Ltd. (Electrical Equipment)	21,476	186
	UNO Minda Ltd. (Auto Components)	11,178	138
	Varun Beverages Ltd. (Beverages)	42,057	313
*	Zomato Ltd. (Hotels, Restaurants & Leisure)	137,749	447
			10,856
	Indonesia—4.7%
	Bank Central Asia Tbk. PT (Banks)	1,048,600	630
	Bank Mandiri Persero Tbk. PT (Banks)	574,500	204
	Bank Syariah Indonesia Tbk. PT (Banks)	1,577,800	268
*	Sea Ltd.—ADR (Entertainment)	5,385	571
			1,673
	Malaysia—1.7%
*	99 Speed Mart Retail Holdings Bhd. (Food & Staples Retailing)	425,300	235
	Bursa Malaysia Bhd. (Capital Markets)	65,100	131
	CIMB Group Holdings Bhd. (Banks)	63,900	117
	Gamuda Bhd. (Construction & Engineering)	119,100	126
			609
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Emerging Markets ex China Growth Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Philippines—1.5%
	BDO Unibank, Inc. (Banks)	89,138	$222
	International Container Terminal Services, Inc. (Transportation Infrastructure)	46,610	311
			533
	South Korea—5.3%
	Hanwha Aerospace Co. Ltd. (Aerospace & Defense)	1,427	317
	HD Hyundai Electric Co. Ltd. (Electrical Equipment)	1,622	421
	JB Financial Group Co. Ltd. (Banks)	10,169	112
	Shinhan Financial Group Co. Ltd. (Banks)	3,651	118
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	7,572	894
			1,862
	Taiwan—27.9%
	Accton Technology Corp. (Communications Equipment)	11,000	259
	Alchip Technologies Ltd. (Semiconductors & Semiconductor Equipment)	2,300	230
	Asia Vital Components Co. Ltd. (Technology Hardware, Storage & Peripherals)	12,000	228
	ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,500	152
	Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	12,000	150
	Elite Material Co. Ltd. (Electronic Equipment, Instruments & Components)	12,000	226
*	eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,300	235
	Fortune Electric Co. Ltd. (Electrical Equipment)	8,000	137
	Fositek Corp. (Electronic Equipment, Instruments & Components)	6,000	148
	Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	80,000	449
	Jentech Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,000	93
	King Yuan Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	44,000	150
	Lotes Co. Ltd. (Electronic Equipment, Instruments & Components)	5,103	304
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Taiwan—(continued)
	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	16,000	$691
	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	179,000	5,869
	Voltronic Power Technology Corp. (Electrical Equipment)	2,000	114
	WinWay Technology Co. Ltd. (Semiconductors & Semiconductor Equipment)	4,000	140
	Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	4,000	320
			9,895
	Thailand—0.7%
	Advanced Info Service PCL (Wireless Telecommunication Services)	15,900	134
	CP ALL PCL (Food & Staples Retailing)	74,700	122
			256
	Total Emerging Asia		25,684
	Emerging Europe, Mid-East, Africa—16.1%
	Greece—0.7%
*	Eurobank Ergasias Services & Holdings SA (Banks)	106,394	246
	Kazakhstan—0.4%
	Kaspi.KZ JSC—ADR (Consumer Finance)	1,562	148
	Poland—0.8%
	Benefit Systems SA (Professional Services)	208	146
	Zabka Group (Food & Staples Retailing)	30,660	143
			289
	Saudi Arabia—3.6%
	Dr Sulaiman Al Habib Medical Services Group Co. (Health Care Providers & Services)	2,058	154
	Elm Co. (IT Services)	909	270
	Leejam Sports Co. JSC (Hotels, Restaurants & Leisure)	2,901	143
	National Co. for Learning & Education (Diversified Consumer Services)	3,876	211
	Retal Urban Development Co. (Real Estate Management & Development)	61,025	263
	Riyadh Cables Group Co. (Electrical Equipment)	6,279	230
			1,271
	South Africa—6.1%
	AVI Ltd. (Food Products)	28,640	167
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Emerging Markets ex China Growth Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—(continued)
	South Africa—(continued)
	Capitec Bank Holdings Ltd. (Banks)	2,636	$438
	Clicks Group Ltd. (Food & Staples Retailing)	13,126	259
	Foschini Group Ltd. (Specialty Retail)	27,634	246
	Mr. Price Group Ltd. (Specialty Retail)	16,115	252
	Naspers Limited (Multiline Retail)	1,797	397
	OUTsurance Group Ltd. (Insurance)	78,773	278
	We Buy Cars Holdings Ltd (Specialty Retail)	50,283	115
			2,152
	Turkey—1.3%
	BIM Birlesik Magazalar AS (Food & Staples Retailing)	20,040	299
	Turkiye Garanti Bankasi Anonim Sirketi (Banks)	50,306	177
			476
	United Arab Emirates—3.2%
	ADNOC Drilling Company P.J.S.C. (Energy Equipment & Services)	83,275	121
	Aldar Properties PJSC (Real Estate Management & Development)	79,600	166
	Emaar Properties PJSC (Real Estate Management & Development)	152,490	534
	Salik Co. PJSC (Transportation Infrastructure)	200,881	295
			1,116
	Total Emerging Europe, Mid-East, Africa		5,698
	Emerging Latin America—10.5%
	Argentina—3.5%
	Banco BBVA Argentina S.A. (Banks)	13,268	253
*	Grupo Financiero Galicia SA—ADR (Banks)	5,520	344
*	Pampa Energia SA—ADR (Electric Utilities)	3,361	296
	YPF Sociedad Anonima (Oil, Gas & Consumable Fuels)	8,308	353
			1,246
	Brazil—4.9%
	Caixa Seguridade Participacoes SA (Insurance)	46,900	108
	Cury Construtora e Incorporadora SA (Household Durables)	55,500	157
	Itau Unibanco Holding SA.—ADR (Banks)	50,760	252
*	MercadoLibre, Inc. (Multiline Retail)	401	682
*	NU Holdings Ltd.† (Banks)	10,537	109
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	Brazil—(continued)
	Porto Seguro S/A (Insurance)	19,200	$113
	WEG SA (Electrical Equipment)	35,600	304
			1,725
	Mexico—2.1%
*	BBB Foods, Inc. † (Food & Staples Retailing)	5,520	156
	Corp. Inmobiliaria Vesta SAB de CV (Real Estate Management & Development)	94,400	241
	Grupo Financiero Banorte SAB de CV (Banks)	29,200	188
*	Vista Energy SAB de CV—ADR (Oil, Gas & Consumable Fuels)	3,367	182
			767
	Total Emerging Latin America		3,738
	Total Common Stocks—99.0% (cost $28,729)		35,120
	Preferred Stocks
	Emerging Latin America—0.3%
	Brazil—0.3%
	Marcopolo SA (Machinery)	84,000	100
	Total Preferred Stocks—0.3% (cost $127)		100

Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 12/31/24, due 01/02/25, repurchase price $662, collateralized by U.S. Treasury Note, 4.000%, due 12/15/27, valued at $675	$662	662
Total Repurchase Agreements—1.9% (cost $662)		662
Total Investments—101.2% (cost $29,518)		35,882
Liabilities, plus cash and other assets—(1.2)%		(410)
Net Assets—100.0%		$35,472

ADR	American Depositary Receipt

*	Non-income producing security.
†	U.S. listed foreign security
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Emerging Markets ex China Growth Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
As of December 31, 2024, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$34,864	$256	$—	$35,120
Repurchase Agreements	—	662	—	662
Preferred Stocks	100	—	—	100
Total Investments in Securities	$34,964	$918	$—	$35,882
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Emerging Markets Small Cap Growth Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—69.5%
	China—10.4%
	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	745,000	$3,597
	Eastroc Beverage Group Co. Ltd. (Beverages)	213,547	7,233
	Gambol Pet Group Co., Ltd. (Food Products)	266,300	2,843
	Giant Biogene Holding Co. Ltd. (Personal Products)	480,600	3,088
	Henan Pinggao Electric Co. Ltd. (Electrical Equipment)	1,572,716	4,115
	Hisense Home Appliances Group Co. Ltd. (Household Durables)	541,900	2,134
	Ningbo Sanxing Medical Electric Co. Ltd. (Electrical Equipment)	1,150,700	4,824
	Pop Mart International Group Ltd. (Specialty Retail)	126,200	1,457
	Shenzhen Envicool Technology Co., Ltd. (Machinery)	807,500	4,446
	Xuji Electric Co. Ltd. (Electrical Equipment)	786,500	2,951
	Yankershop Food Co., Ltd. (Food Products)	83,870	716
	Yutong Bus Co. Ltd. (Machinery)	1,093,716	3,932
			41,336
	India—36.8%
	360 ONE WAM Ltd. (Capital Markets)	237,558	3,479
*	Amber Enterprises India Ltd. (Household Durables)	67,036	5,789
	Apar Industries Ltd. (Industrial Conglomerates)	28,889	3,481
	Bikaji Foods International Ltd. (Food Products)	315,066	2,859
	Blue Star Ltd. (Building Products)	122,552	3,042
	BSE Limited (Capital Markets)	4,521	281
	Cartrade Tech Limited (Specialty Retail)	69,962	1,211
	Central Depository Services India Ltd. (Capital Markets)	311,654	6,408
	CG Power & Industrial Solutions Ltd. (Electrical Equipment)	615,853	5,230
*	Chalet Hotels Ltd. (Hotels, Restaurants & Leisure)	106,769	1,217
	Computer Age Management Services Ltd. (Professional Services)	66,093	3,914
	Dixon Technologies India Ltd. (Household Durables)	43,598	9,133
	Doms Industries Ltd. (Commercial Services & Supplies)	120,475	3,687
*	Ethos Ltd. (Specialty Retail)	50,181	1,711
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	GE T&D India Ltd. (Electrical Equipment)	164,040	$3,966
*	Godrej Properties Ltd. (Real Estate Management & Development)	84,153	2,741
	Gravita India Ltd. (Metals & Mining)	87,163	2,225
	JB Chemicals & Pharmaceuticals Ltd. (Pharmaceuticals)	111,297	2,383
	Jindal Stainless Ltd. (Metals & Mining)	122,803	1,003
	Kalyan Jewellers India Ltd. (Textiles, Apparel & Luxury Goods)	292,018	2,597
	Karur Vysya Bank Ltd. (Banks)	1,022,581	2,587
*	Kaynes Technology India Ltd. (Electronic Equipment, Instruments & Components)	74,535	6,451
	KEC International Ltd. (Construction & Engineering)	172,791	2,422
	KEI Industries Ltd. (Electrical Equipment)	114,487	5,924
	Kfin Technologies Ltd. (Capital Markets)	300,424	5,386
	Macrotech Developers Ltd. (Real Estate Management & Development)	319,101	5,151
*	MakeMyTrip Ltd.† (Hotels, Restaurants & Leisure)	30,403	3,414
	Mrs Bectors Food Specialities Ltd. (Food Products)	49,998	955
	Newgen Software Technologies Ltd. (Software)	224,655	4,461
*	Nuvama Wealth Management Ltd. (Capital Markets)	38,179	3,081
	Oberoi Realty Ltd. (Real Estate Management & Development)	133,280	3,600
	PG Electroplast Ltd. (Electronic Equipment, Instruments & Components)	291,298	3,334
	Poly Medicure Ltd. (Health Care Equipment & Supplies)	78,569	2,400
	Prestige Estates Projects Ltd. (Real Estate Management & Development)	71,603	1,421
	Ramkrishna Forgings Ltd. (Metals & Mining)	260,246	2,742
	Shakti Pumps India Ltd. (Machinery)	177,451	2,225
	Skipper Ltd. (Construction & Engineering)	411,985	2,618
	Solar Industries India Ltd. (Chemicals)	10,542	1,207
	Titagarh Rail System Ltd. (Machinery)	131,897	1,695
	Transformers & Rectifiers India Ltd. (Electrical Equipment)	458,480	6,132
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Emerging Markets Small Cap Growth Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	Triveni Turbine Ltd. (Electrical Equipment)	381,098	$3,293
	Venus Pipes & Tubes Ltd. (Metals & Mining)	116,664	2,050
	Vijaya Diagnostic Centre Limited (Health Care Providers & Services)	189,976	2,340
	V-Mart Retail Limited (Multiline Retail)	27,350	1,246
	Voltamp Transformers Ltd. (Electrical Equipment)	9,940	1,175
	Zaggle Prepaid Ocean Services Limited (Software)	87,515	531
	Zen Technologies Limited (Electronic Equipment, Instruments & Components)	74,257	2,117
			146,315
	Indonesia—3.2%
	Bank Syariah Indonesia Tbk. PT (Banks)	40,736,600	6,910
	Map Aktif Adiperkasa PT (Specialty Retail)	77,866,300	5,177
	Pakuwon Jati Tbk. PT (Real Estate Management & Development)	23,110,700	571
			12,658
	Malaysia—3.6%
*	99 Speed Mart Retail Holdings Bhd. (Food & Staples Retailing)	5,526,800	3,053
	Bursa Malaysia Bhd. (Capital Markets)	727,500	1,458
	Gamuda Bhd. (Construction & Engineering)	7,287,000	7,725
	KPJ Healthcare Bhd. (Health Care Providers & Services)	3,441,900	1,870
			14,106
	Philippines—2.2%
	Century Pacific Food, Inc. (Food Products)	3,078,500	2,233
	International Container Terminal Services, Inc. (Transportation Infrastructure)	589,140	3,931
	Metropolitan Bank & Trust Co. (Banks)	2,148,560	2,674
			8,838
	South Korea—3.6%
	BNK Financial Group, Inc. (Banks)	686,997	4,825
	HD Hyundai Electric Co. Ltd. (Electrical Equipment)	15,995	4,151
	JB Financial Group Co. Ltd. (Banks)	493,200	5,454
			14,430
	Taiwan—9.5%
	All Ring Tech Co., Ltd. (Electronic Equipment, Instruments & Components)	122,000	1,496
Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—(continued)
Taiwan—(continued)
Asia Vital Components Co. Ltd. (Technology Hardware, Storage & Peripherals)	179,000	$3,401
ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	17,000	1,724
Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	279,000	3,481
Fositek Corp. (Electronic Equipment, Instruments & Components)	54,000	1,334
Gudeng Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	52,000	772
Jentech Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	97,000	4,512
King Slide Works Co., Ltd. (Technology Hardware, Storage & Peripherals)	50,000	2,364
King Yuan Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,498,000	5,095
Kinik Co. (Machinery)	194,000	1,695
Lotes Co. Ltd. (Electronic Equipment, Instruments & Components)	73,669	4,393
WinWay Technology Co. Ltd. (Semiconductors & Semiconductor Equipment)	83,000	2,899
Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	60,000	4,795
		37,961
Thailand—0.2%
Com7 PCL (Specialty Retail)	1,189,800	916
Total Emerging Asia		276,560
Emerging Europe, Mid-East, Africa—19.5%
Lithuania—1.2%
Baltic Classifieds Group PLC (Interactive Media & Services)	1,190,216	4,693
Poland—0.6%
Benefit Systems SA (Professional Services)	3,455	2,422
Romania—0.3%
Banca Transilvania S.A. (Banks)	225,818	1,269
Saudi Arabia—2.9%
Al Moammar Information Systems Co. (IT Services)	39,071	1,695
Jamjoom Pharmaceuticals Factory Co. (Pharmaceuticals)	9,792	397
National Co. for Learning & Education (Diversified Consumer Services)	57,179	3,120
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Emerging Markets Small Cap Growth Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
Issuer	Shares	Value
Common Stocks—(continued)
Emerging Europe, Mid-East, Africa—(continued)
Saudi Arabia—(continued)
Retal Urban Development Co. (Real Estate Management & Development)	528,377	$2,275
Riyadh Cables Group Co. (Electrical Equipment)	110,684	4,059
		11,546
South Africa—6.9%
AVI Ltd. (Food Products)	643,684	3,743
Foschini Group Ltd. (Specialty Retail)	601,881	5,358
Momentum Group Ltd. (Insurance)	1,662,421	2,666
Mr. Price Group Ltd. (Specialty Retail)	378,530	5,922
OUTsurance Group Ltd. (Insurance)	879,543	3,099
Truworths International Ltd. (Specialty Retail)	926,898	5,089
We Buy Cars Holdings Ltd (Specialty Retail)	788,440	1,799
		27,676
Turkey—1.8%
MLP Saglik Hizmetleri Anonim Sirketi (Health Care Providers & Services)	95,334	1,029
Turkiye Garanti Bankasi Anonim Sirketi (Banks)	809,864	2,848
Yapi Ve Kredi Bankasi Anonim Sirketi (Banks)	3,755,281	3,251
		7,128
United Arab Emirates—5.8%
ADNOC Drilling Company P.J.S.C. (Energy Equipment & Services)	2,082,026	3,021
ADNOC Logistics & Services (Oil, Gas & Consumable Fuels)	1,395,078	2,063
Emaar Development PJSC (Real Estate Management & Development)	2,346,983	8,754
Parkin Company P.J.S.C. (Commercial Services & Supplies)	2,018,296	2,676
Salik Co. PJSC (Transportation Infrastructure)	4,425,604	6,506
		23,020
Total Emerging Europe, Mid-East, Africa		77,754
Emerging Latin America—10.9%
Argentina—7.3%
Banco BBVA Argentina S.A. (Banks)	316,095	6,025
Banco Macro SA—ADR (Banks)	101,533	9,824
Central Puerto S A (Independent Power and Renewable Electricity Producers)	33,208	481
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	Argentina—(continued)
	Empresa Distribuidora y Comercializadora Norte S.A. (Electric Utilities)	42,624	$1,829
*	Grupo Financiero Galicia SA—ADR (Banks)	36,936	2,302
	Loma Negra Cia Industrial Argentina S.A. (Construction Materials)	118,159	1,411
*	Pampa Energia SA—ADR (Electric Utilities)	58,983	5,187
	Transportadora de Gas del Sur S.A. (Oil, Gas & Consumable Fuels)	65,410	1,914
			28,973
	Brazil—0.3%
	Cury Construtora e Incorporadora SA (Household Durables)	496,300	1,403
	Chile—0.5%
	Cencosud S.A. (Food & Staples Retailing)	925,792	2,048
	Mexico—2.8%
*	BBB Foods, Inc. † (Food & Staples Retailing)	218,455	6,178
*	Vista Energy SAB de CV—ADR (Oil, Gas & Consumable Fuels)	88,504	4,789
			10,967
	Total Emerging Latin America		43,391
	Asia Ex-Japan—0.5%
	Hong Kong—0.5%
*	Futu Holdings Ltd.—ADR (Capital Markets)	25,854	2,068
	Total Common Stocks—100.4% (cost $335,485)		399,773

Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 12/31/24, due 01/02/25, repurchase price $2,842, collateralized by U.S. Treasury Note, 4.000%, due 12/15/27, valued at $2,899	$2,842	2,842
Total Repurchase Agreements—0.7% (cost $2,842)		2,842
Total Investments—101.1% (cost $338,327)		402,615
Liabilities, plus cash and other assets—(1.1)%		(4,522)
Net Assets—100.0%		$398,093

ADR	American Depositary Receipt
PLC	Public Limited Company

*	Non-income producing security.
†	U.S. listed foreign security
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Emerging Markets Small Cap Growth Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
As of December 31, 2024, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$398,857	$916	$—	$399,773
Repurchase Agreements	—	2,842	—	2,842
Total Investments in Securities	$398,857	$3,758	$—	$402,615
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

China Growth Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—99.6%
	China—99.6%
	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	5,500	$27
	Agricultural Bank of China Ltd. (Banks)	41,000	23
	Aier Eye Hospital Group Co.,Ltd. (Health Care Providers & Services)	7,000	13
	Alibaba Group Holding Ltd. (Multiline Retail)	1,900	20
	Atour Lifestyle Holdings Ltd.—ADR (Hotels, Restaurants & Leisure)	1,301	35
	Bank of Chengdu Co. Ltd. (Banks)	12,600	29
	Bank of Ningbo Co. Ltd. (Banks)	6,790	23
	BYD Company Limited (Automobiles)	1,400	54
	China Merchants Bank Co. Ltd. (Banks)	9,000	46
	China Shenhua Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	3,000	13
	CITIC Securities Company Limited (Capital Markets)	4,800	19
	Contemporary Amperex Technology Co. Ltd. (Electrical Equipment)	2,140	78
	Dong-E-E-Jiao Co. Ltd. (Pharmaceuticals)	2,700	23
	East Money Information Co.,Ltd. (Capital Markets)	16,400	58
	Eastroc Beverage Group Co. Ltd. (Beverages)	1,490	50
	Foshan Haitian Flavouring and Food Company Ltd. (Food Products)	4,600	29
	Foxconn Industrial Internet Co. Ltd. (Electronic Equipment, Instruments & Components)	4,200	12
	Fuyao Glass Industry Group Co. Ltd. (Auto Components)	6,200	45
	Giant Biogene Holding Co. Ltd. (Personal Products)	5,300	34
	Henan Pinggao Electric Co. Ltd. (Electrical Equipment)	9,900	26
	Hisense Home Appliances Group Co. Ltd. (Household Durables)	7,000	22
	Huali Industrial Group Co. Ltd. (Textiles, Apparel & Luxury Goods)	1,300	14
	Huaming Power Equipment Co. Ltd. (Machinery)	10,500	24
	Huaneng Lancang River Hydropower, Inc. (Independent Power and Renewable Electricity Producers)	8,600	11
	Kweichow Moutai Co. Ltd. (Beverages)	420	87
*	Meituan (Hotels, Restaurants & Leisure)	4,010	78
	Midea Group Co. Ltd. (Household Durables)	3,300	34
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	China—(continued)
	NetEase, Inc. (Entertainment)	2,100	$37
	Ningbo Sanxing Medical Electric Co. Ltd. (Electrical Equipment)	2,900	12
	Ping An Insurance Group Co. of China Ltd. (Insurance)	7,000	42
	Pop Mart International Group Ltd. (Specialty Retail)	2,900	33
	Qifu Technology, Inc.—ADR (Consumer Finance)	607	23
	Shanghai BOCHU Electronic Technology Corp. Ltd. (Electronic Equipment, Instruments & Components)	758	20
	Shenzhen Envicool Technology Co., Ltd. (Machinery)	5,900	33
	Shenzhen Inovance Technology Co. Ltd. (Machinery)	3,200	26
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Health Care Equipment & Supplies)	500	17
	Sieyuan Electric Co. Ltd. (Electrical Equipment)	1,900	19
	Tencent Holdings Ltd. (Interactive Media & Services)	4,300	231
*	Trip.com Group Ltd. (Hotels, Restaurants & Leisure)	1,050	73
	Will Semiconductor Co. Ltd. Shanghai (Semiconductors & Semiconductor Equipment)	1,900	27
	WUS Printed Circuit Kunshan Co. Ltd. (Electronic Equipment, Instruments & Components)	5,700	31
	Xiaomi Corporation (Technology Hardware, Storage & Peripherals)	16,000	71
	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	274	13
	Yutong Bus Co. Ltd. (Machinery)	13,500	49
	Zhongji Innolight Co. Ltd. (Communications Equipment)	2,220	37
	Total Emerging Asia		1,721
	Total Common Stocks—99.6% (cost $1,515)		1,721
	Total Investments—99.6% (cost $1,515)		1,721
	Cash and other assets, less liabilities—0.4%		7
	Net Assets—100.0%		$1,728

ADR	American Depositary Receipt

*	Non-income producing security.
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

China Growth Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
As of December 31, 2024, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,721	$—	$—	$1,721
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Emerging Markets Debt Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)

Issuer	Principal Amount		Value
Foreign Government Bonds—64.5%
Angola—1.3%
Angolan Government International Bond,
8.750%, due 4/14/32		$400	$352
9.125%, due 11/26/49		600	481
			833
Argentina—3.1%
Argentine Government International Bond,
0.000%, due 12/15/35	EUR	500	41
0.000%, due 12/15/35		$3,380	101
0.750%, due 7/9/30(a)		1,085	836
1.000%, due 7/9/29		150	121
4.125%, due 7/9/46(a)		1,065	707
4.250%, due 1/9/38(a)	EUR	320	214
			2,020
Bahrain—0.8%
Bahrain Government International Bond,
5.250%, due 1/25/33		$400	358
7.000%, due 1/26/26		200	202
			560
Barbados—0.7%
Barbados Government International Bond, 6.500%, due 10/1/29		480	468
Benin—0.3%
Benin Government International Bond, 6.875%, due 1/19/52	EUR	250	217
Bermuda—0.3%
Bermuda Government International Bond, 3.375%, due 8/20/50		$260	172
Brazil—2.4%
Brazil Government International Bond,
4.750%, due 1/14/50		1,430	978
7.125%, due 5/13/54		200	186
Brazil Letras do Tesouro Nacional, 0.000%, due 1/1/30	BRL	2,000	157
Brazil Notas do Tesouro Nacional Serie F,
10.000%, due 1/1/31		500	64
10.000%, due 1/1/33		1,610	200
			1,585
Chile—0.4%
Chile Government International Bond, 3.250%, due 9/21/71		$400	237
Colombia—2.0%
Colombia Government International Bond,
4.125%, due 2/22/42		330	208
4.125%, due 5/15/51		500	287
5.000%, due 6/15/45		630	422
8.375%, due 11/7/54		200	193
Colombia TES, 9.250%, due 5/28/42	COP	1,330,000	232
			1,342
Dominican Republic—2.1%
Dominican Republic International Bond,
4.875%, due 9/23/32		$730	650
5.875%, due 1/30/60		310	262
10.750%, due 6/1/36(b)	DOP	10,000	176
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Dominican Republic—(continued)
11.250%, due 9/15/35(b)	DOP	8,000	$145
11.250%, due 9/15/35		8,000	145
			1,378
Ecuador—1.8%
Ecuador Government International Bond,
0.000%, due 7/31/30		$1,050	575
5.000%, due 7/31/40(a)		1,100	562
5.500%, due 7/31/35(a)		70	40
			1,177
Egypt—2.9%
Egypt Government International Bond,
5.800%, due 9/30/27		650	608
5.875%, due 2/16/31		250	208
7.053%, due 1/15/32		200	171
7.300%, due 9/30/33(b)		250	212
7.500%, due 2/16/61		850	580
8.150%, due 11/20/59		200	147
			1,926
El Salvador—1.0%
El Salvador Government International Bond,
0.250%, due 4/17/30(b)		200	4
7.625%, due 2/1/41		285	264
9.650%, due 11/21/54(b)		360	377
			645
Gabon—0.3%
Gabon Government International Bond, 7.000%, due 11/24/31		250	186
Ghana—1.5%
Ghana Government International Bond,
0.000%, due 7/3/26(b)		480	445
0.000%, due 1/3/30(b)		66	50
5.000%, due 7/3/29(a),(b)		260	224
5.000%, due 7/3/35(a),(b)		374	262
			981
Guatemala—1.4%
Guatemala Government Bond,
3.700%, due 10/7/33		495	400
4.650%, due 10/7/41		725	556
			956
Honduras—0.7%
Honduras Government International Bond, 8.625%, due 11/27/34(b)		450	448
Hungary—1.3%
Hungary Government International Bond,
3.125%, due 9/21/51		800	466
6.125%, due 5/22/28		200	204
6.750%, due 9/25/52(b)		200	203
			873
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Emerging Markets Debt Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Indonesia—0.8%
Indonesia Government International Bond, 4.750%, due 9/10/34		$250	$237
Perusahaan Penerbit SBSN Indonesia III, 4.700%, due 6/6/32		280	270
			507
Ivory Coast—0.9%
Ivory Coast Government International Bond,
6.625%, due 3/22/48	EUR	250	209
6.875%, due 10/17/40		400	359
			568
Jamaica—1.0%
Jamaica Government International Bond,
8.000%, due 3/15/39		$150	174
9.625%, due 11/3/30	JMD	70,000	468
			642
Kazakhstan—0.5%
Kazakhstan Government Bond, 7.200%, due 5/27/25	KZT	180,000	334
Kenya—1.1%
Republic of Kenya Government International Bond,
6.300%, due 1/23/34		$700	551
8.250%, due 2/28/48		200	165
			716
Lebanon—0.7%
Lebanon Government International Bond,
5.800%, due 4/14/20(c)		798	103
6.600%, due 11/27/26(c)		800	103
6.650%, due 4/22/24(c)		268	35
6.750%, due 11/29/27(c)		526	68
6.850%, due 3/23/27(c)		600	77
8.200%, due 5/17/33(c)		600	77
			463
Mexico—1.5%
Mexico Bonos,
7.500%, due 5/26/33	MXN	5,000	203
7.750%, due 11/13/42		3,250	120
Mexico Government International Bond,
5.750%, due 10/12/10		$400	307
6.350%, due 2/9/35		400	391
			1,021
Mongolia—0.9%
Mongolia Government International Bond,
3.500%, due 7/7/27		200	186
5.125%, due 4/7/26		400	392
			578
Morocco—0.2%
Morocco Government International Bond, 4.000%, due 12/15/50		200	135
Nigeria—2.0%
Nigeria Government International Bond,
8.250%, due 9/28/51		750	597
9.625%, due 6/9/31(b)		200	199
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Nigeria—(continued)
10.375%, due 12/9/34(b)		$250	$254
Nigeria OMO Bill, 0.000%, due 2/25/25	NGN	460,000	286
			1,336
Oman—1.8%
Oman Government International Bond,
4.750%, due 6/15/26		$600	595
5.625%, due 1/17/28		200	199
6.750%, due 1/17/48		400	406
			1,200
Pakistan—1.7%
Pakistan Government International Bond,
6.875%, due 12/5/27		600	540
8.875%, due 4/8/51		500	388
Pakistan Treasury Bills, 15.819%, due 9/4/25	PKR	55,000	183
			1,111
Panama—1.6%
Panama Government International Bond,
3.870%, due 7/23/60		$910	474
4.500%, due 4/1/56		420	248
4.500%, due 1/19/63		600	351
			1,073
Paraguay—2.1%
Paraguay Government International Bond,
2.739%, due 1/29/33		800	649
3.849%, due 6/28/33		500	433
5.400%, due 3/30/50		380	322
			1,404
Peru—1.8%
Peruvian Government International Bond,
2.783%, due 1/23/31		550	470
3.000%, due 1/15/34		350	282
3.230%, due 7/28/21		460	242
3.600%, due 1/15/72		300	183
			1,177
Philippines—1.1%
Philippines Government International Bond,
3.700%, due 2/2/42		700	548
4.750%, due 3/5/35		200	190
			738
Poland—1.1%
Poland Government International Bond,
5.125%, due 9/18/34		200	193
5.500%, due 4/4/53		600	555
			748
Qatar—2.4%
Qatar Government International Bond, 4.400%, due 4/16/50		1,900	1,608
Romania—2.1%
Romania Government International Bond,
2.875%, due 4/13/42	EUR	300	200
5.250%, due 11/25/27		$600	586
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Emerging Markets Debt Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Romania—(continued)
5.375%, due 3/22/31	EUR	250	$259
5.625%, due 2/22/36(b)		200	199
5.625%, due 5/30/37(b)		150	149
			1,393
Saudi Arabia—1.0%
Saudi Government International Bond, 3.450%, due 2/2/61		$1,100	668
Serbia—0.2%
Serbia International Bond, 2.050%, due 9/23/36	EUR	200	157
South Africa—1.9%
South Africa Government International Bond,
5.750%, due 9/30/49		$1,000	746
7.100%, due 11/19/36(b)		250	243
7.950%, due 11/19/54(b)		250	239
			1,228
Sri Lanka—1.5%
Sri Lanka Government International Bond,
3.100%, due 1/15/30(a),(b)		155	128
3.350%, due 3/15/33(a),(b)		305	226
3.600%, due 6/15/35(a),(b)		206	148
3.600%, due 5/15/36(a),(b)		143	107
3.600%, due 2/15/38(a),(b)		286	214
Sri Lanka Treasury Bill, 0.000%, due 11/7/25	LKR	50,000	158
			981
Suriname—0.6%
Suriname Government International Bond, 7.950%, due 7/15/33(b)		$457	409
Trinidad and Tobago—1.1%
Trinidad and Tobago Government International Bond,
5.950%, due 1/14/31(b)		200	195
6.400%, due 6/26/34(b)		200	196
6.400%, due 6/26/34		310	305
			696
Tunisia—0.7%
Tunisian Republic, 6.375%, due 7/15/26	EUR	500	490
Turkey—2.2%
Turkiye Government Bond, 0.000%, due 4/9/25	TRY	22,000	561
Turkiye Government International Bond,
4.875%, due 4/16/43		$400	278
7.625%, due 5/15/34		200	203
9.375%, due 3/14/29		400	441
			1,483
Ukraine—2.0%
Ukraine Government International Bond,
0.000%, due 2/1/34(a),(b)		412	170
0.000%, due 2/1/35(a),(b)		137	81
0.000%, due 8/1/41(a)		580	445
1.750%, due 2/1/34(a),(b)		229	128
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Ukraine—(continued)
1.750%, due 2/1/35(a),(b)		$267	$147
1.750%, due 2/1/36(a),(b)		600	324
			1,295
United Arab Emirates—0.8%
Abu Dhabi Government International Bond, 3.000%, due 9/15/51		850	550
Uruguay—1.0%
Oriental Republic of Uruguay, 5.250%, due 9/10/60		150	137
Uruguay Government International Bond, 9.750%, due 7/20/33	UYU	22,788	521
			658
Uzbekistan—0.6%
Republic of Uzbekistan International Bond,
5.375%, due 5/29/27(b)	EUR	200	208
6.900%, due 2/28/32(b)		$200	195
			403
Venezuela—0.4%
Venezuela Government International Bond,
8.250%, due 10/13/24(c)		90	12
9.250%, due 5/7/28(c)		820	113
11.950%, due 8/5/31(c)		800	124
			249
Zambia—0.9%
Zambia Government International Bond,
0.500%, due 12/31/53		500	286
5.750%, due 6/30/33(a)		360	315
			601
Total Foreign Government Bonds			42,624
Foreign Corporate Bonds—27.5%
Angola—0.5%
Avenir Issuer III Ireland DAC, 6.000%, due 3/22/27		371	357
Brazil—0.7%
Brazil Minas SPE via State of Minas Gerais, 5.333%, due 2/15/28		276	273
Trident Energy Finance PLC, 12.500%, due 11/30/29(b)		200	210
			483
Chile—2.3%
Caja de Compensacion de Asignacion Familiar de Los Andes, 7.000%, due 7/30/29(b)		200	204
Corp. Nacional del Cobre de Chile,
3.700%, due 1/30/50		200	134
3.750%, due 1/15/31		400	357
6.300%, due 9/8/53(b)		400	389
6.440%, due 1/26/36(b)		200	204
Latam Airlines Group SA, 7.875%, due 4/15/30(b)		200	202
			1,490
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Emerging Markets Debt Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
Issuer	Principal Amount		Value
Foreign Corporate Bonds—(continued)
China—1.2%
China Evergrande Group, 9.500%, due 3/29/24(c)		$300	$5
Huarong Finance II Co. Ltd., 4.625%, due 6/3/26		200	197
Prosus NV, 3.257%, due 1/19/27		200	191
Sinochem Offshore Capital Co. Ltd., 2.375%, due 9/23/31		500	416
Yuzhou Group Holdings Co. Ltd., 7.850%, due 8/12/26(c)		200	15
			824
Colombia—0.7%
Aris Mining Corp., 8.000%, due 10/31/29(b)		250	247
Corp. Andina de Fomento, 6.770%, due 5/24/28	COP	1,000,000	197
			444
Costa Rica—0.7%
Instituto Costarricense de Electricidad, 6.375%, due 5/15/43		$250	224
Liberty Costa Rica Senior Secured Finance, 10.875%, due 1/15/31		200	214
			438
Czech Republic—0.3%
Energo-Pro AS, 8.500%, due 2/4/27		200	203
Hungary—0.3%
Magyar Export-Import Bank Zrt, 6.125%, due 12/4/27		200	202
India—1.5%
Network i2i Ltd., 5 year CMT + 4.274%, 5.650%, due 1/15/25(d),(e)		200	200
Sael Ltd. Group Issuers, 7.800%, due 7/31/31(b)		200	201
Sammaan Capital Ltd., 9.700%, due 7/3/27(b)		200	199
Shriram Finance Ltd., 6.625%, due 4/22/27(b)		200	201
Vedanta Resources Finance II PLC, 10.250%, due 6/3/28(b)		200	204
			1,005
Indonesia—2.4%
Bank Negara Indonesia Persero Tbk. PT, 3.750%, due 3/30/26		200	194
Medco Maple Tree Pte. Ltd., 8.960%, due 4/27/29(b)		250	263
Pertamina Persero PT,
2.300%, due 2/9/31		450	377
3.100%, due 8/27/30		400	357
6.000%, due 5/3/42		200	196
Sorik Marapi Geothermal Power PT, 7.750%, due 8/5/31(b)		200	197
			1,584
Issuer	Principal Amount		Value
Foreign Corporate Bonds—(continued)
Kazakhstan—0.3%
KazMunayGas National Co. JSC, 3.500%, due 4/14/33		$200	$165
Macao—0.3%
Melco Resorts Finance Ltd., 5.625%, due 7/17/27		200	193
Malaysia—1.1%
Dua Capital Ltd., 2.780%, due 5/11/31		550	476
Khazanah Capital Ltd., 4.759%, due 9/5/34		250	239
			715
Mexico—3.7%
Banco Mercantil del Norte SA, 5 year CMT + 4.072%, 8.375%, due 5/20/31(b),(d),(e)		250	248
BBVA Bancomer SA, 5 year CMT + 2.650%, 5.125%, due 1/18/33(d)		200	186
Credito Real SAB de CV SOFOM ER, 5.000%, due 2/1/27(c)	EUR	200	19
Grupo Aeromexico SAB de CV, 8.250%, due 11/15/29(b)		$200	197
Petroleos Mexicanos,
6.490%, due 1/23/27		200	194
6.500%, due 3/13/27		300	289
6.750%, due 9/21/47		1,158	796
6.875%, due 8/4/26		140	137
7.690%, due 1/23/50		540	406
			2,472
Mongolia—0.3%
Golomt Bank, 11.000%, due 5/20/27(b)		200	209
Nigeria—0.4%
SEPLAT Energy PLC, 7.750%, due 4/1/26		250	249
Peru—0.9%
Banco de Credito del Peru SA, 7.850%, due 1/11/29(b)	PEN	800	224
Cia de Minas Buenaventura SAA, 5.500%, due 7/23/26		$200	199
Volcan Cia Minera SAA, 8.750%, due 1/24/30		200	190
			613
Saudi Arabia—2.0%
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, due 2/26/27		200	200
Gaci First Investment Co., 4.875%, due 2/14/35		1,000	940
Riyad Sukuk Ltd., 5 year CMT + 1.791%, 3.174%, due 2/25/30(d)		200	199
			1,339
Serbia—0.4%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.000%, due 10/28/29(b)		250	250
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Emerging Markets Debt Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
Issuer	Principal Amount		Value
Foreign Corporate Bonds—(continued)
South Africa—0.3%
Stillwater Mining Co., 4.000%, due 11/16/26		$210	$198
Trinidad and Tobago—0.9%
Heritage Petroleum Co. Ltd.,
9.000%, due 8/12/29(b)		200	209
9.000%, due 8/12/29		400	418
			627
Turkey—3.1%
Aydem Yenilenebilir Enerji AS, 7.750%, due 2/2/27		200	199
European Bank for Reconstruction & Development, 0.000%, due 7/11/36	TRY	80,000	162
Istanbul Metropolitan Municipality, 10.500%, due 12/6/28(b)		$600	649
Limak Cimento Sanayi ve Ticaret AS, 9.750%, due 7/25/29(b)		200	197
Turkiye Ihracat Kredi Bankasi AS, 5.750%, due 7/6/26		200	199
Turkiye Sinai Kalkinma Bankasi AS, 5 year CMT + 5.454%, 9.750%, due 3/21/29(d),(e)		200	205
WE Soda Investments Holding PLC, 9.500%, due 10/6/28(b)		200	205
Yapi ve Kredi Bankasi AS, 5 year CMT + 7.415%, 7.875%, due 1/22/31(d)		200	202
			2,018
United Arab Emirates—2.7%
Abu Dhabi Developmental Holding Co. PJSC, 5.375%, due 5/8/29(b)		200	202
Finance Department Government of Sharjah,
4.000%, due 7/28/50		600	385
4.625%, due 1/17/31(b)	EUR	400	418
6.125%, due 3/6/36(b)		$200	195
Five Holding Ltd., 9.375%, due 10/3/28		200	210
MAF Global Securities Ltd., 5 year CMT + 3.539%, 6.375%, due 3/20/26(d),(e)		200	199
Sobha Sukuk Ltd., 8.750%, due 7/17/28		200	204
			1,813
Venezuela—0.5%
Petroleos de Venezuela SA,
6.000%, due 11/15/26(c)		250	26
8.500%, due 10/27/20(c)		75	65
9.750%, due 5/17/35(c)		2,050	230
			321
Total Foreign Corporate Bonds			18,212
Foreign Municipal Bonds—0.4%
Argentina—0.4%
Provincia de Buenos Aires,
5.875%, due 9/1/37(a),(b)		200	114
Issuer	Principal Amount	Value
Foreign Municipal Bonds—(continued)
Argentina—(continued)
6.625%, due 9/1/37(a)	$164	$108
6.625%, due 9/1/37(a),(b)	48	32
		254
Total Foreign Municipal Bonds		254
U.S. Government—3.3%
U.S. Treasury Bill,
4.207%, due 9/4/25(f)	360	350
4.336%, due 5/15/25(f)	530	522
4.405%, due 4/17/25	700	692
4.432%, due 10/2/25	355	344
U.S. Treasury Note, 3.750%, due 8/31/26(g)	266	264
Total U.S. Government		2,172
Repurchase Agreements—2.5%
Fixed Income Clearing Corporation, 1.600% dated 12/31/24, due 01/02/25, repurchase price $1,643, collateralized by U.S. Treasury Note, 4.000%, due 12/15/27, valued at $1,676	1,643	1,643
Total Repurchase Agreements—2.5% (cost $1,643)		1,643
Total Investments—98.2% (cost $65,242)		64,905
Cash and other assets, less liabilities—1.8%		1,186
Net Assets—100.0%		$66,091

CMT	Constant Maturity Treasury
PLC	Public Limited Company

(a)
Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of December 31, 2024.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security is currently in default and/or non-income producing.
(d)	Floating Rate Bond. Rate shown is as of December 31, 2024.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Security, or portion of security, is segregated as collateral to cover initial margin requirements on centrally cleared swaps aggregating a total value of $455 (in thousands).
(g)	Security received as collateral from Citibank N.A. for forward foreign currency contracts.
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Emerging Markets Debt Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)

Forward Foreign Currency Contracts
Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	USD (Base) Purchased or Sold	Current Value	Net Unrealized Appreciation (Depreciation)
Foreign Currency Sold
3/19/25	Brazilian Real	Citibank N.A.	1,231	$201	$197	$4
3/19/25	Euro	Citibank N.A.	3,308	3,491	3,439	52
3/19/25	Columbian Peso	Citibank N.A.	1,819,742	409	409	—
3/19/25	Mexican Peso	Citibank N.A.	7,328	356	347	9
3/19/25	Uruguayan Peso	Citibank N.A.	23,354	522	527	(5)
Total net unrealized appreciation (depreciation) on forward foreign currency contracts						$60

Centrally Cleared Credit Default Swaps
Reference Entity	Buy/Sell Protection	Fixed (Pay) Receive Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Argentine Republic Government International Bond	Buy	(5.000)%	Quarterly	June 2026	ICE	$150	$84	$10	$(74)
Argentine Republic Government International Bond	Buy	(1.000)%	Quarterly	June 2027	ICE	250	205	50	(155)
Argentine Republic Government International Bond	Buy	(1.000)%	Quarterly	December 2029	ICE	204	94	70	(24)
China Government International Bond	Buy	(1.000)%	Quarterly	December 2029	ICE	500	(9)	(8)	1
Saudi Arabia Government International Bond	Buy	(1.000)%	Quarterly	December 2026	ICE	400	(6)	(5)	1
Turkey Government International Bond	Buy	(1.000)%	Quarterly	December 2029	ICE	200	16	14	(2)
Argentine Republic Government International Bond	Sell	5.000%	Quarterly	June 2025	ICE	205	(82)	(3)	79
Argentine Republic Government International Bond	Sell	5.000%	Quarterly	June 2027	ICE	250	(190)	(29)	161
Argentine Republic Government International Bond	Sell	5.000%	Quarterly	June 2032	ICE	100	(63)	(24)	39
									$26

Centrally Cleared Interest Rate Swaps
Floating Rate Reference	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
1-Day USD-SOFR Compounded	Pay	4.500%	Annual	March 2027	LCH	$2,610	$10	$10	$—
1-Day USD-SOFR Compounded	Pay	4.250%	Annual	March 2029	LCH	6,088	109	4	(105)
1-Day USD-SOFR Compounded	Pay	4.250%	Annual	March 2031	LCH	3,642	51	15	(36)
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Emerging Markets Debt Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
Centrally Cleared Interest Rate Swaps (continued)
Floating Rate Reference	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)		Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
1-Day USD-SOFR Compounded	Pay	3.600%	Annual	September 2035	LCH		$321	(1)	(14)	(13)
1-Day USD-SOFR Compounded	Pay	4.000%	Annual	March 2044	LCH		2,963	48	(69)	(117)
1-Year BRL-CDI	Pay	14.690%	Maturity	January 2027	CME	BRL	2,400	—	(8)	(8)
28-Day MXN-TIIE	Pay	10.650%	28 Days	October 2025	LCH	MXN	10,000	—	3	3
1-Day USD-SOFR Compounded	Receive	3.500%	Annual	September 2054	LCH		$1,273	30	101	71
1-Year BRL-CDI	Receive	13.425%	Maturity	January 2033	CME	BRL	603	—	14	14
6-Month EUR- EURIBOR	Receive	3.000%	Annual	March 2027	LCH	EUR	170	—	(6)	(6)
6-Month EUR- EURIBOR	Receive	2.750%	Annual	March 2029	LCH		459	2	(16)	(18)
6-Month EUR- EURIBOR	Receive	2.750%	Annual	March 2031	LCH		152	—	(6)	(6)
6-Month EUR- EURIBOR	Receive	2.750%	Annual	March 2034	LCH		780	(28)	(37)	(9)
6-Month EUR- EURIBOR	Receive	2.750%	Annual	March 2039	LCH		985	(11)	(53)	(42)
										$(272)
Total net unrealized appreciation (depreciation) on swaps										$(246)

ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
LCH	London Clearing House
BRL-CDI	Brazil Interbank Deposit Rate
CME	Chicago Mercantile Exchange
TIIE	Interbank Equilibrium Interest Rate
EURIBOR	Euro Interbank Offered Rate

Currency Legend
BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Republic Peso
EUR	Euro
JMD	Jamaican Dollar
KZT	Kazakhstan Tenge
LKR	Sri Lanka Rupee
MXN	Mexican Peso
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PKR	Pakistani Rupee
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Emerging Markets Debt Fund
Portfolio of Investments, December 31, 2024 (all dollar amounts in thousands)
As of December 31, 2024, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$42,624	$—	$42,624
Foreign Corporate Bonds	—	18,212	—	18,212
U.S. Government	—	2,172	—	2,172
Repurchase Agreements	—	1,643	—	1,643
Foreign Municipal Bonds	—	254	—	254
Total Investments in Securities	$—	$64,905	$—	$64,905

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$—	$65	$—	$65
Swaps	—	369	—	369
Liabilities
Forward Foreign Currency Contracts	—	(5)	—	(5)
Swaps	—	(615)	—	(615)
Total Other Financial Instruments	$—	$(186)	$—	$(186)
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Statements of Assets and Liabilities
As of December 31, 2024 (dollar amounts in thousands)

	Growth Fund	Large Cap Growth Fund	Mid Cap Value Fund	Small-Mid Cap Core Fund
Assets
Investments in securities, at cost	$152,743	$2,119,604	$1,522	$114,724
Investments in securities, at value	$250,913	$2,803,287	$1,696	$125,509
Cash	—	—	82	—
Receivable for securities sold	—	—	—	51,467
Receivable for fund shares sold	11	3,672	—	139
Receivable from Adviser	—	315	12	33
Dividends and interest receivable	22	336	3	95
Total assets	250,946	2,807,610	1,793	177,243
Liabilities
Payable for securities purchased	716	587	—	71
Payable for fund shares redeemed	79	1,757	—	52,298
Management fee payable	166	1,485	1	141
Distribution fee payable	7	39	—	—
Other payables and accrued expenses	62	519	35	82
Total liabilities	1,030	4,387	36	52,592
Net assets	$249,916	$2,803,223	$1,757	$124,651
Capital
Composition of net assets
Paid in capital	$143,882	$2,048,286	$1,600	$111,224
Total distributable earnings (loss)	106,034	754,937	157	13,427
Net assets	$249,916	$2,803,223	$1,757	$124,651
Class N shares
Net assets	$31,317	$176,066	—	—
Shares outstanding	3,563,702	6,485,476	—	—
Net asset value per share	$8.79	$27.15	—	—
Class I shares
Net assets	$173,863	$2,020,494	$95	$50,188
Shares outstanding	13,821,299	68,880,030	8,462	2,968,610
Net asset value per share	$12.58	$29.33	$11.21	$16.91
Class R6 shares
Net assets	$44,736	$606,663	$1,662	$74,463
Shares outstanding	3,533,576	20,686,455	148,205	4,400,484
Net asset value per share	$12.66	$29.33	$11.21	$16.92
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Statements of Operations
For the Year Ended December 31, 2024 (dollar amounts in thousands)

	Growth Fund	Large Cap Growth Fund	Mid Cap Value Fund	Small-Mid Cap Core Fund
Investment income
Dividends	$1,267	$12,616	$34	$2,069
Less foreign tax withheld	(3)	—	—	(42)
Interest	103	341	—	83
Total income	1,367	12,957	34	2,110
Expenses
Management fees	1,901	14,625	12	1,754
Distribution fees	78	433	—	—
Custodian fees	64	115	59	76
Transfer agent fees	56	390	—	10
Sub-transfer agent fees
Class N	39	216	—	—
Class I	68	1,801	—	151
Professional fees	47	219	30	45
Registration fees	50	171	34	41
Shareholder reporting fees	13	84	7	12
Trustee fees	23	188	—	19
Other expenses	12	88	4	10
Total expenses before expense limitation	2,351	18,330	146	2,118
Expenses waived or reimbursed by the Adviser
Class N	(10)	(217)	—	—
Class I	—	(1,825)	(7)	(216)
Class R6	—	(266)	(127)	(94)
Total expenses waived or reimbursed by the Adviser	(10)	(2,308)	(134)	(310)
Net expenses	2,341	16,022	12	1,808
Net investment income (loss)	(974)	(3,065)	22	302
Realized and unrealized gain (loss)
Net realized gain (loss) on transactions from:
Investments in securities	64,672	319,531	48	18,885
Redemptions in-kind	—	—	—	9,492
Foreign currency transactions	—	—	—	(1)
Total net realized gain	64,672	319,531	48	28,376
Change in net unrealized appreciation (depreciation) of:
Investments in securities	(12,938)	193,373	100	(6,005)
Change in net unrealized appreciation (depreciation)	(12,938)	193,373	100	(6,005)
Net increase (decrease) in net assets resulting from operations	$50,760	$509,839	$170	$22,673
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Statements of Changes in Net Assets
For the Years Ended December 31, 2024 and 2023 (dollar amounts in thousands)

	Growth Fund		Large Cap Growth Fund		Mid Cap Value Fund		Small-Mid Cap Core Fund
	2024	2023	2024	2023	2024	2023	2024	2023
Operations
Net investment income (loss)	$(974)	$(368)	$(3,065)	$1,859	$22	$23	$302	$507
Net realized gain (loss) on investments, and other assets and liabilities	64,672	22,560	319,531	(43,131)	48	(34)	28,376	(3,377)
Change in net unrealized appreciation (depreciation) on investments, and other assets and liabilities	(12,938)	47,607	193,373	516,549	100	179	(6,005)	22,648
Net increase (decrease) in net assets resulting from operations	50,760	69,799	509,839	475,277	170	168	22,673	19,778
Distributions to shareholders
Class N	(8,100)	(3,790)	(10,648)	—	—	—	—	—
Class I	(34,685)	(14,632)	(114,762)	—	(1)	(1)	(1,373)	(151)
Class R6	(9,050)	(3,966)	(35,091)	—	(21)	(21)	(1,043)	(180)
Total distributions	(51,835)	(22,388)	(160,501)	—	(22)	(22)	(2,416)	(331)
Capital stock transactions
Proceeds from sales of shares	12,776	19,855	1,325,216	537,063	132	133	40,728	59,829
Shares issued in reinvestment of income dividends and capital gain distributions	49,121	21,140	144,462	—	22	22	2,288	317
Less cost of shares redeemed	(50,298)	(38,022)	(649,895)	(451,258)	(3)	(350)	(134,802)	(27,634)
Net increase (decrease) in net assets resulting from capital share transactions	11,599	2,973	819,783	85,805	151	(195)	(91,786)	32,512
Net increase (decrease) in net assets	10,524	50,384	1,169,121	561,082	299	(49)	(71,529)	51,959
Net Assets
Beginning of period	239,392	189,008	1,634,102	1,073,020	1,458	1,507	196,180	144,221
End of period	$249,916	$239,392	$2,803,223	$1,634,102	$1,757	$1,458	$124,651	$196,180
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Statements of Assets and Liabilities
As of December 31, 2024 (dollar amounts in thousands)

	Small-Mid Cap Growth Fund	Small-Mid Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund
Assets
Investments in securities, at cost	$1,630,888	$3,181	$787,086	$1,278,165
Investments in securities, at value	$1,874,456	$3,278	$924,249	$1,350,641
Cash	—	91	—	—
Receivable for securities sold	21,088	—	1,592	56
Receivable for fund shares sold	631	—	1,082	1,157
Receivable from Adviser	144	14	97	23
Dividends and interest receivable	295	5	213	2,081
Total assets	1,896,614	3,388	927,233	1,353,958
Liabilities
Payable for securities purchased	3,515	—	952	—
Payable for fund shares redeemed	3,852	—	7,916	1,143
Management fee payable	1,573	2	758	864
Distribution fee payable	20	—	30	1
Other payables and accrued expenses	422	36	206	214
Total liabilities	9,382	38	9,862	2,222
Net assets	$1,887,232	$3,350	$917,371	$1,351,736
Capital
Composition of net assets
Paid in capital	$1,648,195	$3,248	$765,268	$1,278,205
Total distributable earnings (loss)	239,037	102	152,103	73,531
Net assets	$1,887,232	$3,350	$917,371	$1,351,736
Class N shares
Net assets	$89,046	—	$137,552	$2,258
Shares outstanding	3,518,771	—	4,747,602	76,098
Net asset value per share	$25.31	—	$28.97	$29.67
Class I shares
Net assets	$1,239,788	$121	$514,625	$742,417
Shares outstanding	44,238,250	11,021	14,557,520	25,071,433
Net asset value per share	$28.03	$10.97	$35.35	$29.61
Class R6 shares
Net assets	$558,398	$3,229	$265,194	$607,061
Shares outstanding	19,836,153	294,574	7,467,842	20,507,420
Net asset value per share	$28.15	$10.96	$35.51	$29.60
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Statements of Operations
For the Year Ended December 31, 2024 (dollar amounts in thousands)

	Small-Mid Cap Growth Fund	Small-Mid Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund
Investment income
Dividends	$10,542	$57	$4,108	$24,749
Less foreign tax withheld	(401)	—	(150)	(41)
Interest	798	—	550	463
Total income	10,939	57	4,508	25,171
Expenses
Management fees	18,231	22	7,794	9,942
Distribution fees	246	—	325	6
Custodian fees	84	64	78	68
Transfer agent fees	132	—	114	65
Sub-transfer agent fees
Class N	131	—	172	3
Class I	1,737	—	567	1,078
Professional fees	191	30	97	142
Registration fees	60	39	66	56
Shareholder reporting fees	74	7	60	36
Trustee fees	183	—	73	124
Other expenses	52	2	32	38
Total expenses before expense limitation	21,121	164	9,378	11,558
Expenses waived or reimbursed by the Adviser
Class N	(121)	—	(189)	—
Class I	(1,604)	(8)	(629)	(264)
Class R6	(191)	(134)	(135)	—
Total expenses waived or reimbursed by the Adviser	(1,916)	(142)	(953)	(264)
Net expenses	19,205	22	8,425	11,294
Net investment income (loss)	(8,266)	35	(3,917)	13,877
Realized and unrealized gain (loss)
Net realized gain (loss) on transactions from:
Investments in securities	282,091	52	125,147	58,844
Foreign currency transactions	(11)	—	(4)	—
Total net realized gain	282,080	52	125,143	58,844
Change in net unrealized appreciation (depreciation) of:
Investments in securities	(68,324)	7	26,674	(32,001)
Change in net unrealized appreciation (depreciation)	(68,324)	7	26,674	(32,001)
Net increase (decrease) in net assets resulting from operations	$205,490	$94	$147,900	$40,720
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Statements of Changes in Net Assets
For the Years Ended December 31, 2024 and 2023 (dollar amounts in thousands)

	Small-Mid Cap Growth Fund		Small-Mid Cap Value Fund		Small Cap Growth Fund		Small Cap Value Fund
	2024	2023	2024	2023(a)	2024	2023	2024	2023
Operations
Net investment income (loss)	$(8,266)	$(7,379)	$35	$8	$(3,917)	$(2,987)	$13,877	$12,676
Net realized gain (loss) on investments, and other assets and liabilities	282,080	122,244	52	(22)	125,143	27,256	58,844	17,717
Change in net unrealized appreciation (depreciation) on investments, and other assets and liabilities	(68,324)	212,044	7	90	26,674	71,883	(32,001)	98,036
Net increase (decrease) in net assets resulting from operations	205,490	326,909	94	76	147,900	96,152	40,720	128,429
Distributions to shareholders
Class N	(11,388)	(8,769)	—	—	(15,272)	(2,238)	(78)	(77)
Class I	(139,167)	(107,708)	(2)	—	(48,903)	(6,617)	(28,020)	(26,503)
Class R6	(62,363)	(32,457)	(59)	(7)	(24,529)	(2,645)	(23,627)	(16,439)
Total distributions	(212,918)	(148,934)	(61)	(7)	(88,704)	(11,500)	(51,725)	(43,019)
Capital stock transactions
Proceeds from sales of shares	363,460	275,386	3,030	1,755	228,487	254,864	297,778	147,911
Shares issued in reinvestment of income dividends and capital gain distributions	206,117	144,458	62	7	86,482	11,299	43,987	35,896
Less cost of shares redeemed	(670,112)	(614,949)	(1,356)	(250)	(204,705)	(132,741)	(287,070)	(175,379)
Net increase (decrease) in net assets resulting from capital share transactions	(100,535)	(195,105)	1,736	1,512	110,264	133,422	54,695	8,428
Net increase (decrease) in net assets	(107,963)	(17,130)	1,769	1,581	169,460	218,074	43,690	93,838
Net Assets
Beginning of period	1,995,195	2,012,325	1,581	—	747,911	529,837	1,308,046	1,214,208
End of period	$1,887,232	$1,995,195	$3,350	$1,581	$917,371	$747,911	$1,351,736	$1,308,046

(a)	For the period from August 17, 2023 (Commencement of Operations) to December 31, 2023.
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Statements of Assets and Liabilities
As of December 31, 2024 (dollar amounts in thousands)

	Global Leaders Fund	International Leaders Fund	International Growth Fund	Institutional International Growth Fund
Assets
Investments in securities, at cost	$41,287	$994,505	$1,055,876	$707,743
Investments in securities, at value	$53,907	$1,158,749	$1,356,624	$897,047
Cash	—	95	72	47
Foreign currency, at value (cost —;$99;$2,064;$646)	—	99	2,055	645
Receivable for securities sold	3,064	—	124	83
Receivable for fund shares sold	24	3,849	5,829	122
Receivable from Adviser	56	115	162	52
Dividends and interest receivable	114	1,921	3,852	2,018
Total assets	57,165	1,164,828	1,368,718	900,014
Liabilities
Payable for securities purchased	—	1,223	146	100
Payable for fund shares redeemed	309	1,386	1,157	14
Payable to custodian	2,574	—	—	—
Management fee payable	47	841	1,133	751
Distribution fee payable	1	6	57	—
Foreign capital gains tax liability	—	396	2,694	1,952
Other payables and accrued expenses	57	310	399	153
Total liabilities	2,988	4,162	5,586	2,970
Net assets	$54,177	$1,160,666	$1,363,132	$897,044
Capital
Composition of net assets
Paid in capital	$39,302	$1,047,266	$1,042,281	$713,284
Total distributable earnings (loss)	14,875	113,400	320,851	183,760
Net assets	$54,177	$1,160,666	$1,363,132	$897,044
Class N shares
Net assets	$3,527	$26,853	$255,168	—
Shares outstanding	333,314	1,394,951	9,682,292	—
Net asset value per share	$10.58	$19.25	$26.35	—
Class I shares
Net assets	$44,889	$553,671	$984,762	—
Shares outstanding	4,169,533	28,552,485	36,054,798	—
Net asset value per share	$10.77	$19.39	$27.31	—
Class R6 shares
Net assets	$5,761	$580,142	$123,202	—
Shares outstanding	534,945	29,897,784	4,506,561	—
Net asset value per share	$10.77	$19.40	$27.34	—
Institutional shares
Net assets	—	—	—	$897,044
Shares outstanding	—	—	—	65,371,847
Net asset value per share	—	—	—	$13.72
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Statements of Operations
For the Year Ended December 31, 2024 (dollar amounts in thousands)

	Global Leaders Fund	International Leaders Fund	International Growth Fund	Institutional International Growth Fund
Investment income
Dividends	$1,000	$17,434	$24,556	$16,008
Less foreign tax withheld	(83)	(2,074)	(2,615)	(1,701)
Interest	29	494	502	382
Other income	—	400	562	332
Total income	946	16,254	23,005	15,021
Expenses
Management fees	785	9,720	13,847	9,056
Distribution fees	21	78	725	—
Custodian fees	92	197	280	194
Transfer agent fees	7	75	89	33
Sub-transfer agent fees
Class N	12	31	431	—
Class I	57	599	1,030	—
Professional fees	82	200	232	190
Registration fees	51	63	56	26
Shareholder reporting fees	13	52	63	13
Trustee fees	9	106	138	90
Other expenses	7	32	39	25
Total expenses before expense limitation	1,136	11,153	16,930	9,627
Expenses waived or reimbursed by the Adviser
Class N	(32)	(35)	(463)	—
Class I	(218)	(667)	(1,143)	—
Class R6	(42)	(386)	(89)	—
Institutional	—	—	—	(572)
Total expenses waived or reimbursed by the Adviser	(292)	(1,088)	(1,695)	(572)
Net expenses	844	10,065	15,235	9,055
Net investment income (loss)	102	6,189	7,770	5,966
Realized and unrealized gain (loss)
Net realized gain (loss) on transactions from:
Investments in securities (net of foreign capital gains tax paid $74; $1,771; $1,332; $905)	32,050	71,230	106,379	66,286
Foreign currency transactions	(24)	(533)	(371)	(253)
Total net realized gain	32,026	70,697	106,008	66,033
Change in net unrealized appreciation (depreciation) of:
Investments in securities (net of foreign capital gains tax accrual $(19); $(706); $950; $827)	(24,287)	(86,408)	(78,721)	(48,615)
Foreign currency translations	(5)	(87)	(172)	(89)
Change in net unrealized depreciation	(24,292)	(86,495)	(78,893)	(48,704)
Net increase (decrease) in net assets resulting from operations	$7,836	$(9,609)	$34,885	$23,295
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Statements of Changes in Net Assets
For the Years Ended December 31, 2024 and 2023 (dollar amounts in thousands)

	Global Leaders Fund		International Leaders Fund		International Growth Fund		Institutional International Growth Fund
	2024	2023	2024	2023	2024	2023	2024	2023
Operations
Net investment income (loss)	$102	$56	$6,189	$5,901	$7,770	$10,398	$5,966	$5,934
Net realized gain (loss) on investments, and other assets and liabilities	32,026	9,164	70,697	(42,441)	106,008	59,284	66,033	26,478
Change in net unrealized appreciation (depreciation) on investments, and other assets and liabilities	(24,292)	10,669	(86,495)	162,574	(78,893)	136,261	(48,704)	95,576
Net increase (decrease) in net assets resulting from operations	7,836	19,889	(9,609)	126,034	34,885	205,943	23,295	127,988
Distributions to shareholders
Class N	(1,439)	(535)	(75)	(64)	(18,465)	(9,793)	—	—
Class I	(16,809)	(4,850)	(3,154)	(1,847)	(70,112)	(36,328)	—	—
Class R6	(4,655)	(998)	(3,581)	(3,151)	(8,931)	(5,134)	—	—
Institutional	—	—	—	—	—	—	(62,543)	(22,859)
Total distributions	(22,903)	(6,383)	(6,810)	(5,062)	(97,508)	(51,255)	(62,543)	(22,859)
Capital stock transactions
Proceeds from sales of shares	2,729	4,333	317,659	149,041	148,876	146,640	66,691	59,867
Shares issued in reinvestment of income dividends and capital gain distributions	22,380	6,321	6,414	4,693	92,490	49,407	61,982	22,254
Less cost of shares redeemed	(56,320)	(15,264)	(230,924)	(194,991)	(246,715)	(354,267)	(121,855)	(166,508)
Net increase (decrease) in net assets resulting from capital share transactions	(31,211)	(4,610)	93,149	(41,257)	(5,349)	(158,220)	6,818	(84,387)
Net increase (decrease) in net assets	(46,278)	8,896	76,730	79,715	(67,972)	(3,532)	(32,430)	20,742
Net Assets
Beginning of period	100,455	91,559	1,083,936	1,004,221	1,431,104	1,434,636	929,474	908,732
End of period	$54,177	$100,455	$1,160,666	$1,083,936	$1,363,132	$1,431,104	$897,044	$929,474
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Statements of Assets and Liabilities
As of December 31, 2024 (dollar amounts in thousands)

	International Small Cap Growth Fund	Emerging Markets Leaders Fund	Emerging Markets Growth Fund	Emerging Markets ex China Growth Fund
Assets
Investments in securities, at cost	$128,589	$137,031	$695,360	$29,518
Investments in securities, at value	$162,744	$165,177	$887,660	$35,882
Foreign currency, at value (cost $185;—;$964;$34)	185	—	962	34
Receivable for securities sold	72	408	52	—
Receivable for fund shares sold	65	1	757	31
Receivable from Adviser	28	35	105	34
Dividends and interest receivable	530	170	1,572	37
Total assets	163,624	165,791	891,108	36,018
Liabilities
Payable for securities purchased	1,904	—	—	—
Payable for fund shares redeemed	73	6	196	—
Management fee payable	137	135	707	28
Distribution fee payable	—	—	3	—
Foreign capital gains tax liability	709	831	9,798	429
Other payables and accrued expenses	101	118	370	89
Total liabilities	2,924	1,090	11,074	546
Net assets	$160,700	$164,701	$880,034	$35,472
Capital
Composition of net assets
Paid in capital	$179,833	$233,832	$781,077	$29,704
Total distributable earnings (loss)	(19,133)	(69,131)	98,957	5,768
Net assets	$160,700	$164,701	$880,034	$35,472
Class N shares
Net assets	$1,322	$879	$15,265	—
Shares outstanding	109,407	95,404	1,218,370	—
Net asset value per share	$12.09	$9.21	$12.53	—
Class I shares
Net assets	$74,867	$10,634	$252,524	$9,452
Shares outstanding	6,101,319	1,149,601	19,693,756	715,601
Net asset value per share	$12.27	$9.25	$12.82	$13.21
Class R6 shares
Net assets	$84,511	$153,188	$612,245	$26,020
Shares outstanding	6,843,065	16,577,063	47,157,639	1,966,834
Net asset value per share	$12.35	$9.24	$12.98	$13.23
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Statements of Operations
For the Year Ended December 31, 2024 (dollar amounts in thousands)

	International Small Cap Growth Fund	Emerging Markets Leaders Fund	Emerging Markets Growth Fund	Emerging Markets ex China Growth Fund
Investment income
Dividends	$4,553	$4,269	$12,978	$430
Less foreign tax withheld	(541)	(549)	(1,889)	(66)
Interest	60	53	157	11
Total income	4,072	3,773	11,246	375
Expenses
Management fees	2,027	2,058	7,752	248
Distribution fees	4	3	37	—
Custodian fees	145	211	522	146
Transfer agent fees	20	16	77	—
Sub-transfer agent fees
Class N	2	1	18	—
Class I	82	12	250	7
Professional fees	76	92	206	83
Registration fees	50	53	53	36
Shareholder reporting fees	23	15	27	10
Trustee fees	22	23	78	2
Other expenses	9	9	28	4
Total expenses before expense limitation	2,460	2,493	9,048	536
Expenses waived or reimbursed by the Adviser
Class N	(3)	(3)	(28)	—
Class I	(145)	(29)	(393)	(68)
Class R6	(133)	(393)	(729)	(217)
Total expenses waived or reimbursed by the Adviser	(281)	(425)	(1,150)	(285)
Net expenses	2,179	2,068	7,898	251
Net investment income (loss)	1,893	1,705	3,348	124
Realized and unrealized gain (loss)
Net realized gain (loss) on transactions from:
Investments in securities (net of foreign capital gains tax paid $311; $1,029; $7,769; $198)	10,148	27,956	47,703	918
Foreign currency transactions	(140)	(264)	(1,226)	(49)
Total net realized gain	10,008	27,692	46,477	869
Change in net unrealized appreciation (depreciation) of:
Investments in securities (net of foreign capital gains tax accrual $285; $(96); $2,941; $247)	(9,832)	(15,377)	28,690	1,765
Foreign currency translations	(24)	4	(39)	(1)
Change in net unrealized appreciation (depreciation)	(9,856)	(15,373)	28,651	1,764
Net increase (decrease) in net assets resulting from operations	$2,045	$14,024	$78,476	$2,757
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Statements of Changes in Net Assets
For the Years Ended December 31, 2024 and 2023 (dollar amounts in thousands)

	International Small Cap Growth Fund		Emerging Markets Leaders Fund		Emerging Markets Growth Fund		Emerging Markets ex China Growth Fund
	2024	2023	2024	2023	2024	2023	2024	2023
Operations
Net investment income (loss)	$1,893	$1,499	$1,705	$3,089	$3,348	$6,061	$124	$144
Net realized gain (loss) on investments, and other assets and liabilities	10,008	(17,186)	27,692	(45,868)	46,477	(76,294)	869	(412)
Change in net unrealized appreciation (depreciation) on investments, and other assets and liabilities	(9,856)	48,192	(15,373)	60,481	28,651	141,396	1,764	4,330
Net increase (decrease) in net assets resulting from operations	2,045	32,505	14,024	17,702	78,476	71,163	2,757	4,062
Distributions to shareholders
Class N	(20)	(10)	(1)	(8)	—	(42)	—	—
Class I	(1,322)	(911)	(27)	(107)	(243)	(900)	—	(23)
Class R6	(1,462)	(1,252)	(476)	(2,141)	(825)	(3,523)	—	(161)
Total distributions	(2,804)	(2,173)	(504)	(2,256)	(1,068)	(4,465)	—	(184)
Capital stock transactions
Proceeds from sales of shares	16,744	12,992	17,651	27,336	254,801	302,358	14,405	5,287
Shares issued in reinvestment of income dividends and capital gain distributions	2,557	1,806	504	2,253	1,009	3,848	—	184
Less cost of shares redeemed	(98,588)	(39,334)	(120,559)	(143,543)	(276,025)	(220,197)	(3,700)	(372)
Net increase (decrease) in net assets resulting from capital share transactions	(79,287)	(24,536)	(102,404)	(113,954)	(20,215)	86,009	10,705	5,099
Net increase (decrease) in net assets	(80,046)	5,796	(88,884)	(98,508)	57,193	152,707	13,462	8,977
Net Assets
Beginning of period	240,746	234,950	253,585	352,093	822,841	670,134	22,010	13,033
End of period	$160,700	$240,746	$164,701	$253,585	$880,034	$822,841	$35,472	$22,010
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Statements of Assets and Liabilities
As of December 31, 2024 (dollar amounts in thousands)

	Emerging Markets Small Cap Growth Fund	China Growth Fund	Emerging Markets Debt Fund
Assets
Investments in securities, at cost	$338,327	$1,515	$64,978
Securities received as collateral, at cost	—	—	264
Investments in securities, at value	$402,615	$1,721	$64,641
Securities received as collateral, at value	—	—	$264
Cash	—	35	52
Foreign currency, at value (cost $626;—;—)	626	—	—
Receivable for securities sold	2,069	—	192
Receivable for fund shares sold	2,713	—	43
Receivable from Adviser	92	14	23
Dividends and interest receivable	221	—	1,201
Unrealized appreciation on forward foreign currency contracts	—	—	65
Total assets	408,336	1,770	66,481
Liabilities
Securities received as collateral, due to broker	—	—	264
Payable for variation margin on centrally cleared swaps	—	—	10
Unrealized depreciation on forward foreign currency contracts	—	—	5
Payable for securities purchased	2,815	—	—
Payable for fund shares redeemed	394	—	19
Management fee payable	372	1	37
Distribution fee payable	1	—	—
Foreign capital gains tax liability	6,419	—	—
Other payables and accrued expenses	242	41	55
Total liabilities	10,243	42	390
Net assets	$398,093	$1,728	$66,091
Capital
Composition of net assets
Paid in capital	$340,481	$4,649	$76,175
Total distributable earnings (loss)	57,612	(2,921)	(10,084)
Net assets	$398,093	$1,728	$66,091
Class N shares
Net assets	$4,021	—	—
Shares outstanding	189,178	—	—
Net asset value per share	$21.26	—	—
Class I shares
Net assets	$153,032	$68	$13,787
Shares outstanding	7,073,608	12,761	1,709,758
Net asset value per share	$21.63	$5.30	$8.06
Class R6 shares
Net assets	$241,040	$1,660	$52,304
Shares outstanding	11,105,684	314,555	6,495,631
Net asset value per share	$21.70	$5.28	$8.05
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Statements of Operations
For the Year Ended December 31, 2024 (dollar amounts in thousands)

	Emerging Markets Small Cap Growth Fund	China Growth Fund	Emerging Markets Debt Fund
Investment income
Dividends	$7,285	$43	$—
Less foreign tax withheld	(774)	(3)	—
Interest	69	—	4,573
Less foreign tax withheld	—	—	(9)
Total income	6,580	40	4,564
Expenses
Management fees	4,385	17	377
Distribution fees	11	—	—
Custodian fees	495	68	119
Transfer agent fees	50	1	2
Sub-transfer agent fees
Class N	6	—	—
Class I	163	—	6
Professional fees	162	38	39
Registration fees	58	35	34
Shareholder reporting fees	37	9	8
Trustee fees	38	—	5
Other expenses	15	4	5
Total expenses before expense limitation	5,420	172	595
Expenses waived or reimbursed by the Adviser
Class N	(12)	—	—
Class I	(414)	(8)	(23)
Class R6	(520)	(147)	(194)
Total expenses waived or reimbursed by the Adviser	(946)	(155)	(217)
Net expenses	4,474	17	378
Net investment income (loss)	2,106	23	4,186
Realized and unrealized gain (loss)
Net realized gain (loss) on transactions from:
Investments in securities (net of foreign capital gains tax paid $9,070; $—; $—)	56,755	(272)	1,020
Options	—	—	(56)
Swaps	—	—	(249)
Forward foreign currency contracts	—	—	248
Foreign currency transactions	(924)	(1)	(53)
Total net realized gain (loss)	55,831	(273)	910
Change in net unrealized appreciation (depreciation) of:
Investments in securities (net of foreign capital gains tax accrual $(371); $—; $—)	(25,552)	429	(5)
Swaps	—	—	(344)
Forward foreign currency transactions	—	—	100
Foreign currency translations	(19)	—	(16)
Change in net unrealized appreciation (depreciation)	(25,571)	429	(265)
Net increase (decrease) in net assets resulting from operations	$32,366	$179	$4,831
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Statements of Changes in Net Assets
For the Years Ended December 31, 2024 and 2023 (dollar amounts in thousands)

	Emerging Markets Small Cap Growth Fund		China Growth Fund		Emerging Markets Debt Fund
	2024	2023	2024	2023	2024	2023
Operations
Net investment income (loss)	$2,106	$1,553	$23	$12	$4,186	$3,393
Net realized gain (loss) on investments, and other assets and liabilities	55,831	(5,759)	(273)	(870)	910	(3,366)
Change in net unrealized appreciation (depreciation) on investments, and other assets and liabilities	(25,571)	76,219	429	386	(265)	6,194
Net increase (decrease) in net assets resulting from operations	32,366	72,013	179	(472)	4,831	6,221
Distributions to shareholders
Class N	—	(2)	—	—	—	—
Class I	—	(344)	(1)	(1)	(341)	(119)(a)
Class R6	—	(781)	(24)	(9)	(3,500)	(3,169)(a)
Total distributions	—	(1,127)	(25)	(10)	(3,841)	(3,288)
Capital stock transactions
Proceeds from sales of shares	73,248	66,177	230	1,544	19,638	4,429
Shares issued in reinvestment of income dividends and capital gain distributions	—	1,113	25	10	3,839	3,279
Less cost of shares redeemed	(97,233)	(71,137)	(528)	(1,172)	(11,812)	(3,031)
Net increase (decrease) in net assets resulting from capital share transactions	(23,985)	(3,847)	(273)	382	11,665	4,677
Net increase (decrease) in net assets	8,381	67,039	(119)	(100)	12,655	7,610
Net Assets
Beginning of period	389,712	322,673	1,847	1,947	53,436	45,826
End of period	$398,093	$389,712	$1,728	$1,847	$66,091	$53,436

(a)	Included in the distribution is a tax return of capital in the amount of $7 and $186 for Class I and Class R6, respectively.
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Notes to Financial Statements
(1)
Organization
(a)
Description of the Trust
William Blair Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of the date of this report, the Trust has the following nineteen funds (the “Funds”) available for sale, each with its own investment objective and policies. For each Fund, the number of shares authorized is unlimited.
U.S. Equity
Growth Fund
Large Cap Growth Fund
Mid Cap Value Fund
Small-Mid Cap Core Fund
Small-Mid Cap Growth Fund
Small-Mid Cap Value Fund
Small Cap Growth Fund
Small Cap Value Fund
Global Equity
Global Leaders Fund
International Equity
International Leaders Fund
International Growth Fund
Institutional International Growth Fund
International Small Cap Growth Fund
Emerging Markets Leaders Fund
Emerging Markets Growth Fund
Emerging Markets ex China Growth Fund
Emerging Markets Small Cap Growth Fund
China Growth Fund
Emerging Markets Debt
Emerging Markets Debt Fund
William Blair Investment Management, LLC (the “Adviser”) serves as the Trust’s investment adviser. William Blair & Company, L.L.C. (“WBC” or the “Distributor”), an affiliate of the Adviser, serves as the Trust’s principal underwriter and distributor.
(b)
Share Classes
Each Fund is comprised of Class N, Class I and Class R6 shares, except the Mid Cap Value, Small-Mid Cap Core, Small-Mid Cap Value, Emerging Markets ex China Growth, China Growth and Emerging Markets Debt Funds, which are comprised of Class I and Class R6 shares. Institutional International Growth Fund does not offer multiple classes of shares.
Class N shares are available to the general public, either directly through the Trust’s distributor or through a select number of financial intermediaries. Class N shares are sold without any sales load and carry an annual 12b-1 distribution fee at a fixed rate (0.25% for all Funds as discussed in Note 4(b) – Transactions with Affiliates – Underwriting and Distribution Services Agreements) and a sub-transfer agent fee that is not a fixed rate and varies by Fund and class, as discussed below.
Class I shares are available to certain retirement and deferred compensation plans, clients of certain financial intermediaries, and asset-based fee advisory clients of William Blair. The minimum initial investment for a Class I account is $500,000, subject to certain exceptions. Class I shares do not carry any sales load or distribution fees and generally have lower ongoing expenses than Class N shares. Class I shares have a sub-transfer agent fee that is not a fixed rate and varies by Fund and class, as discussed below.
Class R6 shares are available to certain retirement and deferred compensation plans, clients of certain financial intermediaries, asset-based fee advisory clients of William Blair, and additional types of investors, provided that neither the investor nor the financial intermediary requires the Funds to make any type of servicing or administrative payment. The minimum initial investment for a Class R6 account is $1 million, subject to certain exceptions.
Institutional shares are available only to investors of Institutional International Growth Fund and comprise all of the outstanding shares of this Fund. Institutional shares require a minimum initial investment of $5 million, subject to certain exceptions.
Class R6 shares and Institutional shares of the Institutional International Growth Fund do not carry any sales load, distribution fees or sub-transfer agent fees. Class R6 shares of a Fund generally have lower ongoing expenses than the Fund’s Class N and Class I shares.
Sub-transfer agent fees:  For Class N and Class I shares, the Funds may reimburse WBC for fees paid to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-administration, sub-transfer agency and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services
December 31, 2024

Annual

Notes to Financial Statements
provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $15 per sub-account maintained by the intermediary, depending on the method by which the intermediary charges for the services.
(c)
Fund Objectives
The investment objectives of the Funds are as follows:
U.S. Equity Funds	Long-term capital appreciation.
Global Equity Fund	Long-term capital appreciation.
International Equity Funds	Long-term capital appreciation.
Emerging Markets Debt Fund	Provide attractive risk-adjusted returns relative to the Fund’s benchmark.
(2)
Significant Accounting Policies
The following is a summary of the Trust’s significant accounting policies in effect during the periods covered by the financial statements, which are in accordance with U.S. generally accepted accounting principles (“US GAAP”), which includes the accounting and reporting guidelines under Accounting Standards Topic 946, Financial Services—Investment Companies.
(a)
Investment income and transactions
Investment income, realized and unrealized gains and losses, and certain Fund level expenses and expense reductions, if any, are allocated based on the relative net assets of each class, except for certain class-specific expenses, which are charged directly to the appropriate class. Differences in class expenses may result in the payment of different per share dividends by class. All share classes of the Funds have equal rights with respect to voting, subject to class specific arrangements.
Dividend income and expenses are recorded on the ex-dividend date, except for those dividends from certain foreign securities that are recorded when the information is available.
Interest income is recorded on an accrual basis, adjusted for amortization of premium or accretion of discount. Variable rate bonds and floating rate notes earn interest at coupon rates that fluctuate at specific time intervals. The interest rates shown in the Portfolio of Investments for the Emerging Markets Debt Fund were the rates in effect on December 31, 2024. Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity.
Premiums and discounts are amortized and accreted, respectively, on a straight-line basis for short-term investments and on an effective interest method for long-term investments.
The Funds do not isolate the portion of operations resulting from fluctuations in foreign currency exchange rates on investments from the fluctuations arising from changes in the value of securities held. Such currency fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.
For financial reporting purposes, security and shareholder transactions are recorded on trade date in accordance with US GAAP. Realized gains and losses from securities transactions are recognized on a specifically identified cost basis.
Awards from class action litigation may be recorded as a reduction of cost. If the Funds no longer own the applicable securities, the proceeds are recorded as realized gains.
For the year ended December 31, 2024, the International Leaders Fund, International Growth Fund, and Institutional International Growth Fund received tax reclaim payments from certain member countries of the European Union, including interest, of $400, $562, and $332, respectively (in thousands), relating to amounts withheld on dividends received by the Funds during the fiscal years ended December 31, 2021 through 2022. The amounts withheld on dividends were not previously passed through to the Funds’ shareholders in the years the dividends were received by the Funds. The payments received are included within Other Income in the Statement of Operations.
December 31, 2024

William Blair Funds

Notes to Financial Statements
(b)
Share Valuation and Distributions to Shareholders
Shares are sold and redeemed on a continuous basis at net asset value. The net asset value per share is determined separately for each class by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding as of the close of regular trading on the New York Stock Exchange (the “NYSE”), which is generally 4:00 p.m. Eastern time, on each day the NYSE is open.
Distributions from net investment income, if any, for all Equity Funds are declared and paid at least annually. Distributions from net investment income for Emerging Markets Debt Fund are declared daily and paid monthly. Capital gain distributions, if any, for all Funds, are declared and paid at least annually in December and/or January. Distributions payable to shareholders are recorded on the ex-dividend date.
(c)
Foreign Currency Translation
The Funds may invest in securities denominated in foreign currencies. As such, assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate on the date of valuation. The values of foreign investments, open forward foreign currency contracts, and cash denominated in foreign currencies are translated into U.S. dollars using a spot market rate of exchange as of the time of the determination of each Fund’s net asset value, typically 4:00 p.m. Eastern time on days when there is regular trading on the NYSE. Receivables and payables for securities transactions, dividends,interest income and tax reclaims are translated into U.S. dollars using a spot market rate of exchange as of 4:00 p.m. Eastern time. Settlement of purchases and sales and dividend and interest receipts are translated into U.S. dollars using a spot market rate of exchange as of 11:00 a.m. Eastern time.
(d)
Income Taxes
Each Fund intends to comply with the provisions of Subchapter M of the Code, in order to qualify as regulated investment companies. Each Fund intends to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all, or substantially all, federal income and excise taxes. No provision for federal income and excise taxes has been made.
Certain Funds may be subject to foreign income taxes imposed on realized gains on securities of issuers from certain foreign countries. Such taxes, if applicable, are accrued and included within change in net unrealized appreciation (depreciation) and net realized gain (loss) on transactions from investments in securities in the Statement of Operations.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the positions. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. Management has evaluated all of the uncertain tax positions of the Funds and has determined that no liability is required to be recorded in the financial statements.
The statute of limitations on the Funds’ U.S. federal and state tax returns for the prior three years remains open and the returns are subject to examination.
December 31, 2024

Annual

Notes to Financial Statements
Adjustments to the cost of investments for tax purposes may be due to the deferred loss associated with current and prior year wash sales, income recognition from investments in real estate investment trusts, and the Funds’ election to mark-to-market their investments in Passive Foreign Investment Companies (“PFICs”). The cost of investments, including derivatives, for federal income tax purposes and related gross unrealized appreciation (depreciation) and net unrealized appreciation/(depreciation) at December 31, 2024, were as follows (in thousands):
Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Growth Fund	$154,101	$104,498	$7,686	$96,812
Large Cap Growth Fund	2,137,805	705,130	39,648	665,482
Mid Cap Value Fund	1,528	264	96	168
Small-Mid Cap Core Fund	115,729	18,090	8,310	9,780
Small-Mid Cap Growth Fund	1,670,597	338,226	134,367	203,859
Small-Mid Cap Value Fund	3,183	316	221	95
Small Cap Growth Fund	797,565	185,692	59,008	126,684
Small Cap Value Fund	1,290,383	213,922	153,664	60,258
Global Leaders Fund	41,949	14,071	2,113	11,958
International Leaders Fund	1,006,386	193,845	41,482	152,363
International Growth Fund	1,076,468	328,776	48,620	280,156
Institutional International Growth Fund	721,460	207,712	32,125	175,587
International Small Cap Growth Fund	131,095	38,610	6,961	31,649
Emerging Markets Leaders Fund	141,500	35,859	12,182	23,677
Emerging Markets Growth Fund	701,369	214,627	28,336	186,291
Emerging Markets ex China Growth Fund	29,605	7,079	802	6,277
Emerging Markets Small Cap Growth Fund	339,817	71,585	8,787	62,798
China Growth Fund	1,612	261	152	109
Emerging Markets Debt Fund	65,978	2,557	3,630	(1,073)
In addition, the Funds may periodically record reclassifications among certain capital accounts to reflect differences between financial reporting and income tax basis distributions. The reclassifications were reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and US GAAP. The reclassifications generally relate to the tax treatment of net operating losses, redemptions in-kind, and utilization of earnings and profits distributed to shareholders on redemption of shares. These reclassifications have no impact on the net asset values or the net assets of the Funds. Accordingly, at December 31, 2024, the following reclassifications were recorded (in thousands):
Fund	Paid in Capital	Total Distributable Earnings (Loss)
Growth Fund	$5,615	$(5,615)
Large Cap Growth Fund	9,080	(9,080)
Mid Cap Value Fund	—	—
Small-Mid Cap Core Fund	9,454	(9,454)
Small-Mid Cap Growth Fund	28,187	(28,187)
Small-Mid Cap Value Fund	—	—
Small Cap Growth Fund	6,563	(6,563)
Small Cap Value Fund	8,061	(8,061)
Global Leaders Fund	8,798	(8,798)
International Leaders Fund	(2)	2
International Growth Fund	9,412	(9,412)
Institutional International Growth Fund	4,068	(4,068)
International Small Cap Growth Fund	(2)	2
Emerging Markets Leaders Fund	(2)	2
Emerging Markets Growth Fund	(4,238)	4,238
Emerging Markets ex China Growth Fund	(69)	69
Emerging Markets Small Cap Growth Fund	(6,180)	6,180
China Growth Fund	—	—
Emerging Markets Debt Fund	—	—
December 31, 2024

William Blair Funds

Notes to Financial Statements
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations that may differ from US GAAP. As a result, net investment income or loss and net realized gain or loss for a reporting period may differ from the amount distributed during such period.
Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. The tax character of distributions paid during 2024 and 2023 was as follows (in thousands):
	Distributions Paid in 2024
	Ordinary Income				Long-Term Capital Gains
Fund	Class N	Class I	Class R6	Institutional Class	Class N	Class I	Class R6	Institutional Class
Growth Fund	$—	$—	$—	$N/A	$8,100	$34,685	$9,050	$N/A
Large Cap Growth Fund	—	1,226	633	N/A	10,648	113,536	34,458	N/A
Mid Cap Value Fund	N/A	1	21	N/A	N/A	—	—	N/A
Small-Mid Cap Core Fund	N/A	91	105	N/A	N/A	1,282	938	N/A
Small-Mid Cap Growth Fund	1,777	21,719	9,733	N/A	9,611	117,448	52,630	N/A
Small-Mid Cap Value Fund	N/A	2	59	N/A	N/A	—	—	N/A
Small Cap Growth Fund	3,926	12,571	6,305	N/A	11,346	36,332	18,224	N/A
Small Cap Value Fund	34	13,640	11,844	N/A	44	14,380	11,783	N/A
Global Leaders Fund	61	821	237	N/A	1,378	15,988	4,418	N/A
International Leaders Fund	75	3,154	3,581	N/A	—	—	—	N/A
International Growth Fund	3,414	15,146	1,981	N/A	15,051	54,966	6,950	N/A
Institutional International Growth Fund	N/A	N/A	N/A	12,274	N/A	N/A	N/A	50,269
International Small Cap Growth Fund	20	1,322	1,462	N/A	—	—	—	N/A
Emerging Markets Leaders Fund	1	27	476	N/A	—	—	—	N/A
Emerging Markets Growth Fund	—	243	825	N/A	—	—	—	N/A
Emerging Markets ex China Growth Fund	N/A	—	—	N/A	N/A	—	—	N/A
Emerging Markets Small Cap Growth Fund	—	—	—	N/A	—	—	—	N/A
China Growth Fund	N/A	1	24	N/A	N/A	—	—	N/A
Emerging Markets Debt Fund	N/A	342	3,499	N/A	N/A	—	—	N/A
December 31, 2024

Annual

Notes to Financial Statements

	Distributions Paid in 2023
	Ordinary Income				Long-Term Capital Gains
Fund	Class N	Class I	Class R6	Institutional Class	Class N	Class I	Class R6	Institutional Class
Growth Fund	$—	$—	$—	$N/A	$3,790	$14,632	$3,966	$N/A
Large Cap Growth Fund	—	—	—	N/A	—	—	—	N/A
Mid Cap Value Fund	N/A	1	21	N/A	N/A	—	—	N/A
Small-Mid Cap Core Fund	N/A	151	180	N/A	N/A	—	—	N/A
Small-Mid Cap Growth Fund	—	—	—	N/A	8,769	107,708	32,457	N/A
Small-Mid Cap Value Fund	N/A	—	7	N/A	N/A	—	—	N/A
Small Cap Growth Fund	—	—	—	N/A	2,238	6,617	2,645	N/A
Small Cap Value Fund	24	9,550	6,214	N/A	53	16,953	10,225	N/A
Global Leaders Fund	—	31	14	N/A	535	4,819	984	N/A
International Leaders Fund	64	1,847	3,151	N/A	—	—	—	N/A
International Growth Fund	1,965	9,345	1,373	N/A	7,828	26,983	3,761	N/A
Institutional International Growth Fund	N/A	N/A	N/A	8,111	N/A	N/A	N/A	14,748
International Small Cap Growth Fund	10	911	1,252	N/A	—	—	—	N/A
Emerging Markets Leaders Fund	8	107	2,141	N/A	—	—	—	N/A
Emerging Markets Growth Fund	42	900	3,523	N/A	—	—	—	N/A
Emerging Markets ex China Growth Fund	N/A	23	161	N/A	N/A	—	—	N/A
Emerging Markets Small Cap Growth Fund	2	344	781	N/A	—	—	—	N/A
China Growth Fund	N/A	1	9	N/A	N/A	—	—	N/A
Emerging Markets Debt Fund(a)	N/A	119	3,169	N/A	N/A	—	—	N/A

(a)	Included in the distribution is a tax return of capital in the amount of $7 and $186 (in thousands) for Class I and Class R6, respectively.
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows (in thousands):
Fund	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)	Total
Growth Fund	$459	$—	$8,763	$96,812	$106,034
Large Cap Growth Fund	—	—	89,455	665,482	754,937
Mid Cap Value Fund	—	(10)	(1)	168	157
Small-Mid Cap Core Fund	—	—	3,647	9,780	13,427
Small-Mid Cap Growth Fund	11,320	—	23,858	203,859	239,037
Small-Mid Cap Value Fund	—	(15)	22	95	102
Small Cap Growth Fund	10,338	—	15,081	126,684	152,103
Small Cap Value Fund	1,830	—	11,443	60,258	73,531
Global Leaders Fund	12	(248)	3,157	11,954	14,875
International Leaders Fund	1,655	(40,183)	—	151,928	113,400
International Growth Fund	1,800	—	42,235	276,816	320,851
Institutional International Growth Fund	1,140	—	9,124	173,496	183,760
International Small Cap Growth Fund	—	(50,047)	—	30,914	(19,133)
Emerging Markets Leaders Fund	316	(92,290)	—	22,843	(69,131)
Emerging Markets Growth Fund	—	(77,447)	—	176,404	98,957
Emerging Markets ex China Growth Fund	—	(78)	—	5,846	5,768
Emerging Markets Small Cap Growth Fund	—	(1,230)	2,471	56,371	57,612
China Growth Fund	3	(3,034)	—	110	(2,921)
Emerging Markets Debt Fund	440	(9,440)	—	(1,084)	(10,084)
December 31, 2024

William Blair Funds

Notes to Financial Statements
As of December 31, 2024, the Funds may have unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. Under current law, the Funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. The following table details the Funds’ available capital loss carryforwards as of December 31, 2024, and the capital loss carryforwards utilized by the Funds in 2024 (in thousands):
	Available Capital Loss Carryforwards			Capital Loss Carryforwards Utilized in 2024
Fund	Short Term	Long Term	Total
Large Cap Growth Fund	$—	$—	$—	$52,303
Mid Cap Value Fund	10	—	10	48
Small-Mid Cap Core Fund	—	—	—	11,735
Small-Mid Cap Value Fund	—	—	—	18
International Leaders Fund	40,183	—	40,183	68,371
International Small Cap Growth Fund	30,248	19,309	49,557	12,325
Emerging Markets Leaders Fund	46,881	45,409	92,290	19,004
Emerging Markets Growth Fund	76,135	—	76,135	46,582
Emerging Markets ex China Growth Fund	23	—	23	1,049
Emerging Markets Small Cap Growth Fund	—	—	—	61,388
China Growth Fund	2,074	960	3,034	—
Emerging Markets Debt Fund	4,980	4,460	9,440	1,206
In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any short term or long term capital losses incurred between November 1 and the end of their fiscal year, December 31. Qualified late year ordinary losses are comprised of losses related to swaps, foreign currency and PFICs incurred between November 1 and the end of their fiscal year, December 31.
As of December 31, 2024, the following Funds deferred, on a tax basis, qualified late year losses of (in thousands):
	Qualified Late Year Losses
Fund	Ordinary Income	Net Capital
Small-Mid Cap Value Fund	$—	$15
Global Leaders Fund	—	248
International Small Cap Growth Fund	490	—
Emerging Markets Growth Fund	1,312	—
Emerging Markets ex China Growth Fund	55	—
Emerging Markets Small Cap Growth Fund	1,230	—
(e)
Repurchase Agreements
In a repurchase agreement, a Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying collateral. The Adviser monitors, on an ongoing basis, the value of the underlying collateral to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements may involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying collateral. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Fund is entitled to sell the underlying collateral. The loss, if any, to a Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Fund may be delayed or limited. The Funds have master repurchase agreements which allow the Funds to offset amounts owed to a counterparty with amounts owed from the same counterparty, including any collateral, in the event the counterparty defaults. Each Fund’s outstanding repurchase agreements, if any, and related collateral, are shown on the Fund’s Portfolio of Investments. Although no definitive creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which a Fund enters into repurchase agreements to evaluate those risks. A Fund may, for tax purposes, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.
December 31, 2024

Annual

Notes to Financial Statements
(f)
Redemption In-Kind
In accordance with the Trust’s prospectus, a Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund's shares (in-kind redemption). For financial reporting purposes, the Fund recognizes a gain or loss on the transfer of securities depending on the value of those securities on the date of redemption. Gains and losses realized on in-kind redemptions may not be recognized for tax purposes and are reclassified from accumulated net realized gain (loss), a component of distributable earnings (loss), to capital paid in excess of par value. During the year ended December 31, 2024, the Small-Mid Cap Core Fund redeemed $52,254 (in thousands) of its shares in-kind rather than with cash and recognized net realized gains of $9,492 (in thousands) on the securities distributed to shareholders.
(g)
Trustees & Officers
The Trustees and Officers affiliated with the Adviser receive no compensation from the Trust. Trustees who are not affiliated with the Adviser receive compensation from the Trust in the form of an annual retainer plus fees for attendance at Board and Committee meetings. The Lead Independent Trustee and the Chairs of the Audit Committee, Compliance Committee and Nominating and Governance Committee each receive an additional retainer for serving in such positions. Additionally, each independent trustee is entitled to reimbursement of expenses related to his or her duties as a Trustee of the Trust. For the year ended December 31, 2024, Trustee Fees were $1,121 (in thousands) in aggregate for the Trust.
(h)
Use of Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results may differ from those estimates.
(i)
Indemnification
In the normal course of business, the Funds have entered into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. The Funds’ maximum exposure under these arrangements is unknown. No claim has been made for indemnification pursuant to any such agreement of the Funds.
(3)
Valuation
(a)
Investment Valuation
The value of U.S. equity securities, including exchange-traded funds, is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the mean between the last reported bid and ask prices.
The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the mean between the last reported bid and ask prices. The Adviser has determined that the passage of time between when the foreign exchanges or markets close and when the Funds compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Funds may use an independent pricing service to fair value price the security as of the close of regular trading on the NYSE. As a result, a Fund’s value for a foreign security may be different from the last sale price (or the mean between the last reported bid and ask prices). As of December 31, 2024, fair valuation estimates for foreign equity securities were not obtained.
Fixed income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the market value of a security at a particular point in time. The pricing service determines evaluated prices for fixed income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions.
Repurchase agreements are valued at cost, which approximates fair value.
Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate as supplied by an independent pricing service.
December 31, 2024

William Blair Funds

Notes to Financial Statements
Swaps that are centrally cleared through an exchange are valued at the most recent settlement price provided by the exchange on which they are cleared. Total return swaps on equities, equity baskets, indices and other financial instruments are valued by an independent pricing service, or if unavailable, based on the security’s or instrument’s underlying reference asset.
Securities, and other assets, for which a market quotation is not available or is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated the Adviser as the valuation designee to perform fair value determinations for the Funds. The value of these fair valued securities may be different from the last sale price (or the mean between the last reported bid and ask prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.
(b)
Fair Value Measurements
Fair value is defined as the price that a Fund would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. A three-tier hierarchy of inputs is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
•  Level 1—Quoted prices (unadjusted) in active markets for an identical security.
•  Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time at which the net asset value of the Fund is calculated.
•  Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and are based on the best information available.
The value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown at the end of each Fund's Portfolio of Investments.
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
A description of the valuation methodologies applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Exchange-Traded Securities
Securities traded on a national securities exchange (or reported on the NASDAQ national market), including exchange-traded funds, are stated at the last reported sales price on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the mean between the last reported bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.
Fixed Income Securities
Fixed income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the fair value of a security at a particular point in time. The pricing service determines evaluated prices for fixed income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions. Securities that use similar valuation techniques and observable inputs as described above are categorized as Level 2 of the fair value hierarchy.
December 31, 2024

Annual

Notes to Financial Statements
Repurchase Agreements
Repurchase agreements are valued at cost, which approximates fair value. Repurchase agreements are categorized as Level 2 of the fair value hierarchy.
Derivative Instruments
Forward foreign currency contracts and swaps are valued using pricing inputs observed from actively quoted markets and are categorized within Level 2 of the fair value hierarchy.
Level 3 Securities
The fair value estimates for the Level 3 securities in the Small-Mid Cap Growth Fund and Small Cap Growth Fund were determined in good faith by the Adviser pursuant to the Trust's Valuation Procedures. There were various factors considered in reaching the fair value determination, including, but not limited to, the following:  the type of security, the extent of public trading of the security, information obtained for the security, and analysis of the company’s performance and market trends that influence its performance. The Level 3 securities represented 0.00% and 0.00% as a percentage of net assets in the Small-Mid Cap Growth Fund and Small Cap Growth Fund, respectively.
December 31, 2024

William Blair Funds

Notes to Financial Statements
(4)
Transactions with Affiliates
(a)
Management and Expense Limitation Agreements
Each Fund has a management agreement with the Adviser for investment management, clerical, bookkeeping and administrative services. Each Fund pays the Adviser an annual management fee, which is accrued daily and paid monthly, based on a specified percentage of the Fund’s average daily net assets. Each Fund’s annual management fee rate is as follows:

U.S. Equity Funds
Growth Fund	0.75%
Large Cap Growth Fund	0.60%
Mid Cap Value Fund	0.70%
Small-Mid Cap Core Fund	0.90%
Small-Mid Cap Growth Fund	0.94%
Small-Mid Cap Value Fund	0.80%
Small Cap Growth Fund	0.94%
Small Cap Value Fund	0.75%

Emerging Markets Debt Fund
Emerging Markets Debt Fund	0.65%

Global Equity Fund
Global Leaders Fund	0.85%

International Equity Funds
International Leaders Fund	0.85%
International Growth Fund:
First $3 billion	0.94%
Next $2 billion	0.90%
Next $5 billion	0.85%
Next $5 billion	0.825%
In excess of $15 billion	0.80%
Institutional International Growth Fund:
First $1.875 billion	0.94%
Next $625 million	0.90%
Next $2.5 billion	0.875%
Next $5 billion	0.85%
Next $5 billion	0.825%
In excess of $15 billion	0.80%
International Small Cap Growth Fund	1.00%
Emerging Markets Leaders Fund	0.94%
Emerging Markets Growth Fund	0.94%
Emerging Markets ex China Growth Fund	0.94%
Emerging Markets Small Cap Growth Fund	1.10%
China Growth Fund	0.94%
December 31, 2024

Annual

Notes to Financial Statements
The Funds have also entered into an Amended and Restated Expense Limitation Agreement with the Adviser. Under the terms of the agreement, the Adviser will waive its management fee and/or reimburse a Fund for certain operating expenses, subject to certain excluded expenses, in excess of the agreed upon rate through April 30, 2025. Excluded expenses include interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business. The amount the Adviser owes a Fund as of the reporting date is recorded as Receivable from Adviser in the Statements of Assets and Liabilities. The Adviser reimburses the Funds on a monthly basis. The Adviser will waive fees and/or reimburse expenses to the extent that the total operating expenses for the stated class of the Funds, subject to certain excluded expenses, exceed the following rates (as a percentage of average daily net assets):
	Class N		Class I		Institutional/Class R6
Fund	Effective May 1, 2024 through April 30, 2025	Effective May 1, 2023 through April 30, 2024	Effective May 1, 2024 through April 30, 2025	Effective May 1, 2023 through April 30, 2024	Effective May 1, 2024 through April 30, 2025	Effective May 1, 2023 through April 30, 2024
Growth Fund	1.20%	1.20%	0.95%	0.95%	0.90%	0.90%
Large Cap Growth Fund	0.90%	0.90%	0.65%	0.65%	0.60%	0.60%
Mid Cap Value Fund	N/A	N/A	0.75%	0.75%	0.70%	0.70%
Small-Mid Cap Core Fund	N/A	N/A	0.95%	0.95%	0.90%	0.90%
Small-Mid Cap Growth Fund	1.24%	1.24%	0.99%	0.99%	0.94%	0.94%
Small-Mid Cap Value Fund	N/A	N/A	0.85%	0.85%[1], [2]	0.80%	0.80%[1], [2]
Small Cap Growth Fund	1.24%	1.24%	0.99%	0.99%	0.94%	0.94%
Small Cap Value Fund	1.15%	1.15%	0.89%	0.89%	0.85%	0.85%
Global Leaders Fund	1.15%	1.15%	0.90%	0.90%	0.85%	0.85%
International Leaders Fund	1.15%	1.15%	0.90%	0.90%	0.85%	0.85%
International Growth Fund	1.24%	1.24%	0.99%	0.99%	0.94%	0.94%
Institutional International Growth Fund	N/A	N/A	N/A	N/A	0.94%	0.94%
International Small Cap Growth Fund	1.35%	1.35%	1.10%	1.10%	1.05%	1.05%
Emerging Markets Leaders Fund	1.24%	1.24%	0.99%	0.99%	0.94%	0.94%
Emerging Markets Growth Fund	1.24%	1.24%	0.99%	0.99%	0.94%	0.94%
Emerging Markets ex China Growth Fund	N/A	N/A	0.99%	0.99%	0.94%	0.94%
Emerging Markets Small Cap Growth Fund	1.40%	1.40%	1.15%	1.15%	1.10%	1.10%
China Growth Fund	N/A	N/A	0.99%	0.99%	0.94%	0.94%
Emerging Markets Debt Fund	N/A	N/A	0.70%	0.70%	0.65%	0.65%

1	Effective August 17, 2023 (Commencement of Operations).
2	Effective through April 30, 2025.
The fee waivers and/or expense reimbursements received by each class are reported in the Statements of Operations.
The Adviser is entitled to recoupment of previously waived fees and reimbursed expenses for a period of three years subsequent to a Fund's commencement of operations to the extent that such recoupment does not cause the Fund’s annual operating expenses (after the recoupment is taken into account) to exceed both (1) the expense limit in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation. The total amounts available for recoupment as of December 31, 2024 were as follows (in thousands):
Fund	Available for Recoupment	Expiration of Recoupment
Mid Cap Value Fund	$356	March 16, 2025
Small-Mid Cap Value Fund	200	August 17, 2026
Emerging Markets ex China Growth Fund	642	July 29, 2025
December 31, 2024

William Blair Funds

Notes to Financial Statements
(b)
Underwriting and Distribution Services Agreements
Pursuant to separate Underwriting and Distribution Agreements, WBC is the principal underwriter and distributor for the continuous offering of shares of the Trust and acts as agent of the Trust in the sale of its shares. The Underwriting Agreement provides that the Distributor will use its best efforts to distribute the Trust’s shares. The Distributor is not compensated under the Underwriting Agreement.
Each Fund, except the Mid Cap Value, Small-Mid Cap Core, Small-Mid Cap Value, Emerging Markets ex China Growth, China Growth, Emerging Markets Debt and Institutional International Growth Funds, has a Distribution Agreement with WBC for distribution services to the Funds’ Class N shares. Each Fund pays WBC an annual fee, payable monthly, based on a specified percentage of its average daily net assets of Class N shares. The annual rate expressed as a percentage of average daily net assets for Class N is 0.25% for all Funds. Pursuant to the Distribution Agreement, WBC enters into related selling group agreements with various firms at various rates for sales of the Funds’ Class N shares.
(5)
Investment Transactions
Investment transactions, excluding U.S. government securities and short-term securities, for the year ended December 31, 2024, were as follows (in thousands):
Fund	Purchases	Sales
Growth Fund	$120,546	$160,379
Large Cap Growth Fund	1,843,552	1,183,823
Mid Cap Value Fund	769	628
Small-Mid Cap Core Fund	112,631	207,106
Small-Mid Cap Growth Fund	1,200,385	1,520,960
Small-Mid Cap Value Fund	2,859	1,188
Small Cap Growth Fund	635,175	608,975
Small Cap Value Fund	464,059	460,840
Global Leaders Fund	51,799	105,362
International Leaders Fund	832,738	734,078
International Growth Fund	693,988	774,432
Institutional International Growth Fund	471,886	513,767
International Small Cap Growth Fund	100,370	181,378
Emerging Markets Leaders Fund	145,409	255,095
Emerging Markets Growth Fund	666,487	690,899
Emerging Markets ex China Growth Fund	28,343	18,191
Emerging Markets Small Cap Growth Fund	753,518	784,228
China Growth Fund	1,446	1,685
Emerging Markets Debt Fund	64,815	55,967
(6)
Financial Derivative Instruments
Each Fund may use derivative instruments to maintain liquidity, to provide hedging, or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in each Fund’s prospectus. The derivative instruments held as of December 31, 2024 as disclosed in each Fund’s Portfolio of Investments, are representative of each Fund’s derivative instrument trading activity during the year ended December 31, 2024.
Derivative transactions carry counterparty risk as they are based on contracts between a Fund and the applicable counterparty. For exchange-traded or cleared derivative contracts, such counterparty risk is limited due to the role of the exchange or clearinghouse. OTC derivative contracts, however, are exposed to counterparty risk in the amount of unrealized gains, net of collateral held, for the duration of the contract.
The Emerging Markets Debt Fund is subject to certain netting arrangements through International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDAs”). The ISDAs maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. The ISDAs cover certain OTC derivative securities entered into by the Emerging Markets Debt Fund with various counterparties and allow the Emerging Markets Debt Fund to close out and net its total exposure to a counterparty in the event of a default.
December 31, 2024

Annual

Notes to Financial Statements
Forward Foreign Currency Contracts
The Global Equity, International Equity and Emerging Markets Debt Funds may enter into forward foreign currency contracts. When entering into a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. A Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk, credit risk, or both kinds of risks in excess of the amount recognized in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from the price movements in currencies.
Swap Contracts
Swap agreements may include total return, interest rate, securities index, commodity, security, currency exchange rate, credit default index, volatility and variance swaps. Cleared swaps are transacted through futures commission merchants that are members of central clearing houses with the clearing house serving as a central counterparty similar to transactions in futures contracts. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the change in the value of a particular dollar amount invested, for example, at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may cause a Fund to lose money. To the extent permitted by its investment policies and restrictions, a Fund may invest in the following types of swaps:
Credit Default Swaps—A Fund may invest in credit default swaps as a means of “buying” credit protection (i.e., attempting to mitigate the risk of default or credit quality deterioration in some portion of a Fund’s holdings) or “selling” credit protection (i.e., attempting to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer). A credit default swap is a contract between a buyer and a seller of protection against a pre-defined credit event (e.g., a ratings downgrade or default) on an underlying reference obligation, which may be a single debt instrument or baskets or indices of securities. Under current regulatory requirements, a Fund may be a buyer or seller of a credit default swap. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. A Fund adds leverage to its portfolio because the Fund is subject to investment exposure on the notional amount of the swap. The maximum potential amount of future payments that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of the period end for which a Fund is the seller of protection are disclosed in the Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the same Fund for the same referenced entity or entities. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as an indicator of the payment performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, typically represent deterioration of the referenced entities’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap.
Interest Rate Swap—A Fund may invest in interest rate swaps to gain or mitigate exposure to changes in interest rates. Interest rate swap agreements involve a commitment between parties to pay either a fixed interest rate or a floating interest rate based on a notional amount of principal. The parties make payments at predetermined intervals throughout the life of the swap. As a payer, a Fund would make the fixed payment and receive the floating payment. As a receiver, a Fund would make the floating payment and receive the fixed payment.
Total Return Swap—A Fund may invest in total return swaps to gain or mitigate exposure to an underlying security, or securities. Total return swap agreements may involve commitments to pay interest in exchange for the return on the underlying security, or securities. At maturity, a net cash flow is exchanged between the parties based on the total return of the underlying security, or securities, less a financing rate. As a receiver in the transaction, a Fund would receive a payment for a positive return and would make a payment for a negative return. As a payer in the transaction, a Fund would make a payment for a positive return and would receive a payment for a negative return.
December 31, 2024

William Blair Funds

Notes to Financial Statements
The following table presents the value of financial derivative instruments, by Fund and primary risk exposure, as of December 31, 2024, and their respective location in the Statements of Assets and Liabilities (in thousands):
	Assets		Liabilities
Fund and Primary Risk Exposure	Statements of Assets and Liabilities	Value	Statements of Assets and Liabilities	Value
Emerging Markets Debt Fund
Credit	Receivable for variation margin on centrally cleared swaps[1]	$281	Payable for variation margin on centrally cleared swaps[1]	$255
Currency	Unrealized appreciation on forward foreign currency contracts	65	Unrealized depreciation on forward foreign currency contracts	5
Interest Rate	Receivable for variation margin on centrally cleared swaps	88	Payable for variation margin on centrally cleared swaps	360

1
The table above includes cumulative appreciation/(depreciation) on centrally cleared swaps as reported in the Fund’s Portfolio of Investments.
Receivable/payable for variation margin on centrally cleared swaps as reported in the Fund’s Statement of Assets and Liabilities represents the current day’s variation margin.

The following table indicates the effect of derivatives, by Fund and primary risk exposure, in the Statements of Operations for the year ended December 31, 2024 (in thousands):
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Fund and Primary Risk Exposure	Statements of Operations	Value	Statements of Operations	Value
Emerging Markets Debt Fund
Credit	Swaps	$(133)	Swaps	$101
Currency	Forward foreign currency contracts	248	Forward foreign currency contracts	100
Interest Rate	Swaps	(116)	Swaps	(445)
Interest Rate	Options	(56)	Options	—
The following table is a summary by counterparty of the derivative instruments and collateral pledged/(received) included in the Fund’s Statement of Assets and Liabilities at December 31, 2024 (in thousands):
	Financial Derivative Assets		Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Total	Forward Foreign Currency Contracts	Total	Net Market Value	Collateral Pledged (Received)	Net Exposure
Emerging Markets Debt Fund
Citibank N.A.	$65	$65	$(5)	$(5)	$60	$(60)	$—
	$65	$65	$(5)	$(5)
The net exposure represents the amount due from/(due to) the counterparty in the event of default. Any net exposure is generally due to changes in market value of the underlying derivative instruments on the last day of the period as timing of collateral movement occurs the following day. The table does not include excess collateral received in the amount of $204 (in thousands).
December 31, 2024

Annual

Notes to Financial Statements
(7)
Fund Share Transactions
The following tables summarize the activity in capital shares of each Fund for the year ended December 31, 2024 (in thousands):
	Class N
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth Fund	$1,692	$7,988	$7,179	$2,501	158	906	675	389
Large Cap Growth Fund	22,102	10,393	42,859	(10,364)	838	380	1,632	(414)
Small-Mid Cap Growth Fund	6,291	11,193	35,096	(17,612)	231	446	1,316	(639)
Small Cap Growth Fund	13,407	14,930	20,606	7,731	461	522	707	276
Small Cap Value Fund	224	76	639	(339)	7	3	21	(11)
Global Leaders Fund	997	1,045	6,069	(4,027)	61	98	368	(209)
International Leaders Fund	3,525	75	10,894	(7,294)	175	4	540	(361)
International Growth Fund	5,456	18,262	49,293	(25,575)	188	692	1,738	(858)
International Small Cap Growth Fund	11	19	240	(210)	—	2	20	(18)
Emerging Markets Leaders Fund	8,438	1	8,620	(181)	935	—	955	(20)
Emerging Markets Growth Fund	13,082	—	12,981	101	1,075	—	1,068	7
Emerging Markets Small Cap Growth Fund	2,752	—	2,926	(174)	134	—	141	(7)

	Class I
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth Fund	$6,473	$32,153	$29,029	$9,597	451	2,548	2,030	$969
Large Cap Growth Fund	1,016,607	110,088	460,951	665,744	36,237	3,724	15,997	23,964
Mid Cap Value Fund	1	1	1	1	—	—	—	—
Small-Mid Cap Core Fund	29,987	1,252	94,439	(63,200)	1,900	75	5,677	(3,702)
Small-Mid Cap Growth Fund	163,796	133,580	499,996	(202,620)	5,494	4,802	16,869	(6,573)
Small-Mid Cap Value Fund	1,281	2	1,239	44	117	—	114	3
Small Cap Growth Fund	118,867	48,140	133,559	33,448	3,368	1,380	3,840	908
Small Cap Value Fund	120,285	26,992	219,859	(72,582)	4,026	918	7,241	(2,297)
Global Leaders Fund	1,465	16,680	39,204	(21,059)	101	1,542	2,474	(831)
International Leaders Fund	275,559	3,114	127,247	151,426	13,568	161	6,263	7,466
International Growth Fund	137,229	66,274	165,255	38,248	4,642	2,422	5,631	1,433
International Small Cap Growth Fund	8,766	1,285	38,332	(28,281)	719	105	3,075	(2,251)
Emerging Markets Leaders Fund	1,830	27	5,735	(3,878)	206	3	632	(423)
Emerging Markets Growth Fund	120,053	237	58,591	61,699	9,502	18	4,771	4,749
Emerging Markets ex China Growth Fund	6,436	—	243	6,193	491	—	19	472
Emerging Markets Small Cap Growth Fund	48,503	—	41,980	6,523	2,336	—	1,989	347
China Growth Fund	191	1	289	(97)	36	—	56	(20)
Emerging Markets Debt Fund	19,094	342	8,748	10,688	2,362	42	1,100	1,304
December 31, 2024

William Blair Funds

Notes to Financial Statements

	Class R6
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth Fund	$4,611	$8,980	$14,090	$(499)	324	707	959	$72
Large Cap Growth Fund	286,507	23,981	146,085	164,403	9,906	812	5,006	5,712
Mid Cap Value Fund	131	21	2	150	12	2	—	14
Small-Mid Cap Core Fund	10,741	1,036	40,363	(28,586)	671	62	2,489	(1,756)
Small-Mid Cap Growth Fund	193,373	61,344	135,020	119,697	6,373	2,196	4,574	3,995
Small-Mid Cap Value Fund	1,749	60	117	1,692	159	6	11	154
Small Cap Growth Fund	96,213	23,412	50,540	69,085	2,711	668	1,408	1,971
Small Cap Value Fund	177,269	16,919	66,572	127,616	5,594	576	2,201	3,969
Global Leaders Fund	267	4,655	11,047	(6,125)	16	430	905	(459)
International Leaders Fund	38,575	3,225	92,783	(50,983)	1,898	166	4,609	(2,545)
International Growth Fund	6,191	7,954	32,167	(18,022)	212	291	1,086	(583)
International Small Cap Growth Fund	7,967	1,253	60,016	(50,796)	645	102	4,781	(4,034)
Emerging Markets Leaders Fund	7,383	476	106,204	(98,345)	824	51	11,596	(10,721)
Emerging Markets Growth Fund	121,666	772	204,453	(82,015)	9,390	59	16,419	(6,970)
Emerging Markets ex China Growth Fund	7,969	—	3,457	4,512	601	—	279	322
Emerging Markets Small Cap Growth Fund	21,993	—	52,327	(30,334)	1,045	—	2,505	(1,460)
China Growth Fund	39	24	239	(176)	8	5	46	(33)
Emerging Markets Debt Fund	544	3,497	3,064	977	69	436	381	124

	Institutional Class
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Institutional International Growth Fund	$66,691	$61,982	$121,855	$6,818	$4,505	$4,511	$8,176	$840

	Net Change in Net Assets Relating to Fund Share Activity
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth Fund	$12,776	$49,121	$50,298	$11,599	933	4,161	3,664	$1,430
Large Cap Growth Fund	1,325,216	144,462	649,895	819,783	46,981	4,916	22,635	29,262
Mid Cap Value Fund	132	22	3	151	12	2	—	14
Small-Mid Cap Core Fund	40,728	2,288	134,802	(91,786)	2,571	137	8,166	(5,458)
Small-Mid Cap Growth Fund	363,460	206,117	670,112	(100,535)	12,098	7,444	22,759	(3,217)
Small-Mid Cap Value Fund	3,030	62	1,356	1,736	276	6	125	157
Small Cap Growth Fund	228,487	86,482	204,705	110,264	6,540	2,570	5,955	3,155
Small Cap Value Fund	297,778	43,987	287,070	54,695	9,627	1,497	9,463	1,661
Global Leaders Fund	2,729	22,380	56,320	(31,211)	178	2,070	3,747	(1,499)
International Leaders Fund	317,659	6,414	230,924	93,149	15,641	331	11,412	4,560
International Growth Fund	148,876	92,490	246,715	(5,349)	5,042	3,405	8,455	(8)
Institutional International Growth Fund	66,691	61,982	121,855	6,818	4,505	4,511	8,176	840
International Small Cap Growth Fund	16,744	2,557	98,588	(79,287)	1,364	209	7,876	(6,303)
Emerging Markets Leaders Fund	17,651	504	120,559	(102,404)	1,965	54	13,183	(11,164)
Emerging Markets Growth Fund	254,801	1,009	276,025	(20,215)	19,967	77	22,258	(2,214)
Emerging Markets ex China Growth Fund	14,405	—	3,700	10,705	1,092	—	298	794
Emerging Markets Small Cap Growth Fund	73,248	—	97,233	(23,985)	3,515	—	4,635	(1,120)
China Growth Fund	230	25	528	(273)	44	5	102	(53)
Emerging Markets Debt Fund	19,638	3,839	11,812	11,665	2,431	478	1,481	1,428
December 31, 2024

Annual

Notes to Financial Statements
The following tables summarize the activity in capital shares of each Fund for the year ended December 31, 2023 (in thousands):
	Class N
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth Fund	$4,252	$3,599	$6,032	$1,819	434	376	634	$176
Large Cap Growth Fund	16,848	—	39,379	(22,531)	875	—	2,050	(1,175)
Small-Mid Cap Growth Fund	8,860	8,508	28,569	(11,201)	346	333	1,122	(443)
Small Cap Growth Fund	11,663	2,189	21,123	(7,271)	449	81	819	(289)
Small Cap Value Fund	464	75	783	(244)	17	3	28	(8)
Global Leaders Fund	881	503	2,660	(1,276)	59	34	179	(86)
International Leaders Fund	4,849	64	10,929	(6,016)	264	3	593	(326)
International Growth Fund	5,950	9,672	56,886	(41,264)	224	356	2,138	(1,558)
International Small Cap Growth Fund	24	9	327	(294)	2	1	29	(26)
Emerging Markets Leaders Fund	2,038	8	2,171	(125)	239	1	257	(17)
Emerging Markets Growth Fund	11,707	35	14,091	(2,349)	1,100	3	1,308	(205)
Emerging Markets Small Cap Growth Fund	1,822	2	1,721	103	101	—	95	6

	Class I
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth Fund	$4,742	$13,575	$25,017	$(6,700)	391	1,078	2,022	$(553)
Large Cap Growth Fund	354,428	—	269,597	84,831	17,533	—	12,664	4,869
Mid Cap Value Fund	1	1	—	2	—	—	—	—
Small-Mid Cap Core Fund	18,885	141	16,079	2,947	1,309	9	1,124	194
Small-Mid Cap Growth Fund	193,616	103,605	503,290	(206,069)	6,954	3,716	18,125	(7,455)
Small-Mid Cap Value Fund(a)	80	—	—	80	8	—	—	8
Small Cap Growth Fund	177,891	6,557	92,150	92,298	5,831	204	3,022	3,013
Small Cap Value Fund	108,222	25,229	130,635	2,816	3,800	856	4,638	18
Global Leaders Fund	2,164	4,820	10,335	(3,351)	145	319	706	(242)
International Leaders Fund	115,369	1,802	117,724	(553)	6,260	94	6,470	(116)
International Growth Fund	133,882	35,091	264,406	(95,433)	4,850	1,249	9,621	(3,522)
International Small Cap Growth Fund	11,022	861	19,435	(7,552)	971	71	1,711	(669)
Emerging Markets Leaders Fund	3,079	105	19,943	(16,759)	359	12	2,366	(1,995)
Emerging Markets Growth Fund	79,866	856	97,685	(16,963)	7,251	75	8,913	(1,587)
Emerging Markets ex China Growth Fund	2,593	23	130	2,486	253	2	12	243
Emerging Markets Small Cap Growth Fund	36,577	332	35,416	1,493	2,081	17	1,994	104
China Growth Fund	525	1	754	(228)	89	—	135	(46)
Emerging Markets Debt Fund	4,154	119	2,113	2,160	560	16	294	282

(a)	For the period from August 17, 2023 (Commencement of Operations) to December 31, 2023.
December 31, 2024

William Blair Funds

Notes to Financial Statements

	Class R6
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth Fund	$10,861	$3,966	$6,973	$7,854	848	313	558	$603
Large Cap Growth Fund	165,787	—	142,282	23,505	7,783	—	6,409	1,374
Mid Cap Value Fund	132	21	350	(197)	14	2	38	(22)
Small-Mid Cap Core Fund	40,944	176	11,555	29,565	2,767	12	812	1,967
Small-Mid Cap Growth Fund	72,910	32,345	83,090	22,165	2,602	1,156	3,008	750
Small-Mid Cap Value Fund(a)	1,675	7	250	1,432	167	1	27	141
Small Cap Growth Fund	65,310	2,553	19,468	48,395	2,121	79	640	1,560
Small Cap Value Fund	39,225	10,592	43,961	5,856	1,364	359	1,549	174
Global Leaders Fund	1,288	998	2,269	17	88	66	153	1
International Leaders Fund	28,823	2,827	66,338	(34,688)	1,538	147	3,627	(1,942)
International Growth Fund	6,808	4,644	32,975	(21,523)	251	165	1,201	(785)
International Small Cap Growth Fund	1,946	936	19,572	(16,690)	166	77	1,670	(1,427)
Emerging Markets Leaders Fund	22,219	2,140	121,429	(97,070)	2,652	251	14,260	(11,357)
Emerging Markets Growth Fund	210,785	2,957	108,421	105,321	18,636	257	9,641	9,252
Emerging Markets ex China Growth Fund	2,694	161	242	2,613	272	14	24	262
Emerging Markets Small Cap Growth Fund	27,778	779	34,000	(5,443)	1,540	40	1,884	(305)
China Growth Fund	1,019	9	418	610	197	2	74	125
Emerging Markets Debt Fund	275	3,160	918	2,517	37	421	125	333

(a)	For the period from August 17, 2023 (Commencement of Operations) to December 31, 2023.

	Institutional Class
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Institutional International Growth Fund	$59,867	$22,254	$166,508	$(84,387)	$4,360	$1,576	$12,298	$(6,362)

	Net Change in Net Assets Relating to Fund Share Activity
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth Fund	$19,855	$21,140	$38,022	$2,973	1,673	1,767	3,214	$226
Large Cap Growth Fund	537,063	—	451,258	85,805	26,191	—	21,123	5,068
Mid Cap Value Fund	133	22	350	(195)	14	2	38	(22)
Small-Mid Cap Core Fund	59,829	317	27,634	32,512	4,076	21	1,936	2,161
Small-Mid Cap Growth Fund	275,386	144,458	614,949	(195,105)	9,902	5,205	22,255	(7,148)
Small-Mid Cap Value Fund(a)	1,755	7	250	1,512	175	1	27	149
Small Cap Growth Fund	254,864	11,299	132,741	133,422	8,401	364	4,481	4,284
Small Cap Value Fund	147,911	35,896	175,379	8,428	5,181	1,218	6,215	184
Global Leaders Fund	4,333	6,321	15,264	(4,610)	292	419	1,038	(327)
International Leaders Fund	149,041	4,693	194,991	(41,257)	8,062	244	10,690	(2,384)
International Growth Fund	146,640	49,407	354,267	(158,220)	5,325	1,770	12,960	(5,865)
Institutional International Growth Fund	59,867	22,254	166,508	(84,387)	4,360	1,576	12,298	(6,362)
International Small Cap Growth Fund	12,992	1,806	39,334	(24,536)	1,139	149	3,410	(2,122)
Emerging Markets Leaders Fund	27,336	2,253	143,543	(113,954)	3,250	264	16,883	(13,369)
Emerging Markets Growth Fund	302,358	3,848	220,197	86,009	26,987	335	19,862	7,460
Emerging Markets ex China Growth Fund	5,287	184	372	5,099	525	16	36	505
Emerging Markets Small Cap Growth Fund	66,177	1,113	71,137	(3,847)	3,722	57	3,974	(195)
China Growth Fund	1,544	10	1,172	382	286	2	209	79
Emerging Markets Debt Fund	4,429	3,279	3,031	4,677	597	437	419	615

(a)	For the period from August 17, 2023 (Commencement of Operations) to December 31, 2023.
December 31, 2024

Annual

Notes to Financial Statements
(8)
Recent Accounting Pronouncement
In this reporting period, the Funds adopted FASB Accounting Standards Update No. 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" ("ASU 2023-07"). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The Adviser acts as each Fund’s CODM. The Adviser has determined that each Fund is a single operating segment because the Adviser monitors the operating results of each Fund as a whole and evaluates performance in accordance with each Fund’s principal investment strategies disclosed in its respective prospectus. The Adviser uses these measures to assess Fund performance and allocate resources effectively. The Fund’s total returns, expense ratios, and changes in net assets which among others are used by the Adviser to assess each Fund’s performance and to make resource allocation decisions for each Fund as a single segment are consistent with that presented within the Funds’ financial statements.
(9)
Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.
December 31, 2024

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Growth Fund

	Class N
	Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.70	$7.95	$11.81	$11.15	$9.45
Income (loss) from investment operations:
Net investment income (loss)	(0.07)	(0.04)	(0.05)	(0.08)	(0.05)
Net realized and unrealized gain (loss) on investments	2.20	3.03	(3.44)	2.49	3.43
Total from investment operations	2.13	2.99	(3.49)	2.41	3.38
Less distributions from:
Net realized gain	3.04	1.24	0.37	1.75	1.68
Total distributions	3.04	1.24	0.37	1.75	1.68
Net asset value, end of period	$8.79	$9.70	$7.95	$11.81	$11.15
Total return (%)	21.81	37.76	(29.65)	22.09	35.97
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.23	1.26	1.24	1.21	1.26
Expenses, net of waivers and reimbursements	1.20	1.20	1.20	1.20	1.20
Net investment income (loss), before waivers and reimbursements	(0.69)	(0.49)	(0.60)	(0.67)	(0.55)
Net investment income (loss), net of waivers and reimbursements	(0.66)	(0.43)	(0.56)	(0.66)	(0.49)
Class N net assets at the end of the year (in thousands)	$31,317	$30,789	$23,829	$36,807	$35,494
Portfolio turnover rate (%)	49	37	41	30	46

	Class I
	Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$12.77	$10.15	$14.91	$13.64	$11.25
Income (loss) from investment operations:
Net investment income (loss)	(0.05)	(0.02)	(0.04)	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	2.90	3.88	(4.35)	3.07	4.10
Total from investment operations	2.85	3.86	(4.39)	3.02	4.07
Less distributions from:
Net realized gain	3.04	1.24	0.37	1.75	1.68
Total distributions	3.04	1.24	0.37	1.75	1.68
Net asset value, end of period	$12.58	$12.77	$10.15	$14.91	$13.64
Total return (%)	22.21	38.15	(29.52)	22.54	36.35
Ratios to average daily net assets (%):
Expenses	0.89	0.91	0.92	0.89	0.93
Net investment income (loss)	(0.35)	(0.14)	(0.29)	(0.35)	(0.23)
Class I net assets at the end of the year (in thousands)	$173,863	$164,166	$136,051	$293,900	$249,716
Portfolio turnover rate (%)	49	37	41	30	46
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Financial Highlights — For a share outstanding throughout each period
Growth Fund (continued)

	Class R6
	Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$12.84	$10.19	$14.95	$13.67	$11.26
Income (loss) from investment operations:
Net investment income (loss)	(0.05)	(0.01)	(0.02)	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments	2.91	3.90	(4.37)	3.07	4.12
Total from investment operations	2.86	3.89	(4.39)	3.03	4.09
Less distributions from:
Net realized gain	3.04	1.24	0.37	1.75	1.68
Total distributions	3.04	1.24	0.37	1.75	1.68
Net asset value, end of period	$12.66	$12.84	$10.19	$14.95	$13.67
Total return (%)	22.26	38.19	(29.44)	22.55	36.50
Ratios to average daily net assets (%):
Expenses	0.85	0.87	0.87	0.84	0.87
Net investment income (loss)	(0.32)	(0.10)	(0.18)	(0.29)	(0.23)
Class R6 net assets at the end of the year (in thousands)	$44,736	$44,437	$29,128	$14,993	$12,041
Portfolio turnover rate (%)	49	37	41	30	46
Note:  Net investment income (loss) per share is based on the average shares outstanding during the year.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at www.williamblairfunds.com.
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Large Cap Growth Fund

	Class N
	Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$22.95	$16.38	$24.49	$20.03	$15.27
Income (loss) from investment operations:
Net investment income (loss)	(0.10)	(0.02)	(0.03)	(0.07)	0.01
Net realized and unrealized gain (loss) on investments	6.03	6.59	(7.96)	5.65	5.52
Total from investment operations	5.93	6.57	(7.99)	5.58	5.53
Less distributions from:
Net investment income	—	—	—	—	0.00 ^
Net realized gain	1.73	—	0.12	1.12	0.77
Total distributions	1.73	—	0.12	1.12	0.77
Net asset value, end of period	$27.15	$22.95	$16.38	$24.49	$20.03
Total return (%)	25.79	40.11	(32.61)	28.03	36.30
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.03	1.04	1.03	1.05	1.09
Expenses, net of waivers and reimbursements	0.90	0.90	0.90	0.90	0.90
Net investment income (loss), before waivers and reimbursements	(0.50)	(0.24)	(0.28)	(0.46)	(0.15)
Net investment income (loss), net of waivers and reimbursements	(0.37)	(0.10)	(0.15)	(0.31)	0.04
Class N net assets at the end of the year (in thousands)	$176,066	$158,351	$132,225	$203,014	$138,152
Portfolio turnover rate (%)	50	43	29	26	35

^	Amount is less than $0.005 per share.

	Class I
	Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$24.64	$17.54	$26.18	$21.29	$16.19
Income (loss) from investment operations:
Net investment income (loss)	(0.03)	0.03	0.03	(0.02)	0.06
Net realized and unrealized gain (loss) on investments	6.47	7.07	(8.53)	6.03	5.85
Total from investment operations	6.44	7.10	(8.50)	6.01	5.91
Less distributions from:
Net investment income	0.02	—	0.02	—	0.04
Net realized gain	1.73	—	0.12	1.12	0.77
Total distributions	1.75	—	0.14	1.12	0.81
Net asset value, end of period	$29.33	$24.64	$17.54	$26.18	$21.29
Total return (%)	26.08	40.48	(32.46)	28.39	36.59
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	0.75	0.78	0.79	0.75	0.80
Expenses, net of waivers and reimbursements	0.65	0.65	0.65	0.65	0.65
Net investment income (loss), before waivers and reimbursements	(0.22)	0.02	(0.01)	(0.17)	0.16
Net investment income (loss), net of waivers and reimbursements	(0.12)	0.15	0.13	(0.07)	0.31
Class I net assets at the end of the year (in thousands)	$2,020,494	$1,106,857	$702,441	$669,060	$397,370
Portfolio turnover rate (%)	50	43	29	26	35
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Financial Highlights — For a share outstanding throughout each period
Large Cap Growth Fund (continued)

	Class R6
	Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$24.64	$17.53	$26.16	$21.27	$16.17
Income (loss) from investment operations:
Net investment income (loss)	(0.02)	0.04	0.04	(0.00)^	0.01
Net realized and unrealized gain (loss) on investments	6.47	7.07	(8.52)	6.01	5.91
Total from investment operations	6.45	7.11	(8.48)	6.01	5.92
Less distributions from:
Net investment income	0.03	—	0.03	0.00 ^	0.05
Net realized gain	1.73	—	0.12	1.12	0.77
Total distributions	1.76	—	0.15	1.12	0.82
Net asset value, end of period	$29.33	$24.64	$17.53	$26.16	$21.27
Total return (%)	26.14	40.56	(32.41)	28.42	36.70
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	0.65	0.65	0.66	0.67	0.70
Expenses, net of waivers and reimbursements	0.60	0.60	0.60	0.60	0.60
Net investment income (loss), before waivers and reimbursements	(0.12)	0.14	0.13	(0.08)	(0.03)
Net investment income (loss), net of waivers and reimbursements	(0.07)	0.19	0.19	(0.01)	0.07
Class R6 net assets at the end of the year (in thousands)	$606,663	$368,894	$238,354	$233,946	$177,347
Portfolio turnover rate (%)	50	43	29	26	35

^	Amount is less than $0.005 per share.
Note:  Net investment income (loss) per share is based on the average shares outstanding during the year.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at www.williamblairfunds.com.
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Mid Cap Value Fund

	Class I
	Years Ended December 31,		Period Ended December 31,
	2024	2023	2022(a)
Net asset value, beginning of year	$10.25	$9.19	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14	0.14	0.12
Net realized and unrealized gain (loss) on investments	0.96	1.07	(0.83)
Total from investment operations	1.10	1.21	(0.71)
Less distributions from:
Net investment income	0.14	0.15	0.10
Total distributions	0.14	0.15	0.10
Net asset value, end of period	$11.21	$10.25	$9.19
Total return (%)*	10.71	13.21	(7.13)
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	8.77	9.08	8.52
Expenses, net of waivers and reimbursements	0.75	0.75	0.75
Net investment income (loss), before waivers and reimbursements	(6.75)	(6.85)	(6.14)
Net investment income (loss), net of waivers and reimbursements	1.27	1.48	1.63
Class I net assets at the end of the year (in thousands)	$95	$85	$76
Portfolio turnover rate (%)*	39	32	21

(a)	For the period from March 16, 2022 (Commencement of Operations) to December 31, 2022.
*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.

	Class R6
	Years Ended December 31,		Period Ended December 31,
	2024	2023	2022(a)
Net asset value, beginning of year	$10.25	$9.19	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14	0.14	0.11
Net realized and unrealized gain (loss) on investments	0.96	1.08	(0.82)
Total from investment operations	1.10	1.22	(0.71)
Less distributions from:
Net investment income	0.14	0.16	0.10
Total distributions	0.14	0.16	0.10
Net asset value, end of period	$11.21	$10.25	$9.19
Total return (%)*	10.77	13.14	(7.01)
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	8.72	9.02	8.52
Expenses, net of waivers and reimbursements	0.70	0.70	0.70
Net investment income (loss), before waivers and reimbursements	(6.69)	(6.82)	(6.35)
Net investment income (loss), net of waivers and reimbursements	1.33	1.50	1.47
Class R6 net assets at the end of the year (in thousands)	$1,662	$1,373	$1,431
Portfolio turnover rate (%)*	39	32	21

(a)	For the period from March 16, 2022 (Commencement of Operations) to December 31, 2022.
*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Financial Highlights — For a share outstanding throughout each period
Mid Cap Value Fund (continued)
Note:  Net investment income (loss) per share is based on the average shares outstanding during the year.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at www.williamblairfunds.com.
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Small-Mid Cap Core Fund

	Class I
	Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$15.29	$13.52	$16.31	$12.88	$10.68
Income (loss) from investment operations:
Net investment income (loss)	0.02	0.04	(0.01)	(0.03)	0.00 ^
Net realized and unrealized gain (loss) on investments	1.83	1.75	(2.78)	3.46	2.20
Total from investment operations	1.85	1.79	(2.79)	3.43	2.20
Less distributions from:
Net investment income	0.02	0.02	—	—	—
Net realized gain	0.21	—	—	—	—
Total distributions	0.23	0.02	—	—	—
Net asset value, end of period	$16.91	$15.29	$13.52	$16.31	$12.88
Total return (%)	12.04	13.26	(17.11)	26.63	20.60
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.15	1.16	1.21	1.25	1.22
Expenses, net of waivers and reimbursements	0.95	0.95	0.95	0.95	0.95
Net investment income (loss), before waivers and reimbursements	(0.06)	0.09	(0.32)	(0.47)	(0.27)
Net investment income (loss), net of waivers and reimbursements	0.14	0.30	(0.06)	(0.17)	0.00
Class I net assets at the end of the year (in thousands)	$50,188	$101,972	$87,540	$61,433	$22,958
Portfolio turnover rate (%)	59	41	50	45	244

^	Amount is less than $0.005 per share.

	Class R6
	Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$15.30	$13.53	$16.32	$12.88	$10.68
Income (loss) from investment operations:
Net investment income (loss)	0.03	0.05	0.00 ^	(0.02)	0.01
Net realized and unrealized gain (loss) on investments	1.83	1.75	(2.79)	3.46	2.19
Total from investment operations	1.86	1.80	(2.79)	3.44	2.20
Less distributions from:
Net investment income	0.03	0.03	—	—	0.00 ^
Net realized gain	0.21	—	—	—	—
Total distributions	0.24	0.03	—	—	0.00 ^
Net asset value, end of period	$16.92	$15.30	$13.53	$16.32	$12.88
Total return (%)	12.16	13.30	(17.10)	26.71	20.60
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.01	1.01	1.05	1.16	1.07
Expenses, net of waivers and reimbursements	0.90	0.90	0.90	0.90	0.90
Net investment income (loss), before waivers and reimbursements	0.07	0.24	(0.14)	(0.37)	(0.11)
Net investment income (loss), net of waivers and reimbursements	0.18	0.35	0.01	(0.11)	0.06
Class R6 net assets at the end of the year (in thousands)	$74,463	$94,208	$56,681	$31,347	$7,087
Portfolio turnover rate (%)	59	41	50	45	244

^	Amount is less than $0.005 per share.
Note:  Net investment income (loss) per share is based on the average shares outstanding during the year.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at www.williamblairfunds.com.
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Financial Highlights — For a share outstanding throughout each period
Small-Mid Cap Growth Fund

	Class N
	Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$25.92	$23.96	$32.27	$32.96	$25.41
Income (loss) from investment operations:
Net investment income (loss)	(0.19)	(0.16)	(0.23)	(0.36)	(0.24)
Net realized and unrealized gain (loss) on investments	3.07	4.35	(7.22)	2.90	8.37
Total from investment operations	2.88	4.19	(7.45)	2.54	8.13
Less distributions from:
Net realized gain	3.49	2.23	0.86	3.23	0.58
Total distributions	3.49	2.23	0.86	3.23	0.58
Net asset value, end of period	$25.31	$25.92	$23.96	$32.27	$32.96
Total return (%)	11.21	17.64	(23.11)	8.27	32.04
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.36	1.39	1.43	1.43	1.45
Expenses, net of waivers and reimbursements	1.24	1.28	1.35	1.35	1.35
Net investment income (loss), before waivers and reimbursements	(0.80)	(0.72)	(0.96)	(1.10)	(1.01)
Net investment income (loss), net of waivers and reimbursements	(0.68)	(0.61)	(0.88)	(1.02)	(0.91)
Class N net assets at the end of the year (in thousands)	$89,046	$107,791	$110,241	$232,166	$314,572
Portfolio turnover rate (%)	63	49	49	38	55

	Class I
	Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$28.29	$25.91	$34.72	$35.13	$26.99
Income (loss) from investment operations:
Net investment income (loss)	(0.13)	(0.10)	(0.18)	(0.29)	(0.19)
Net realized and unrealized gain (loss) on investments	3.36	4.71	(7.77)	3.11	8.91
Total from investment operations	3.23	4.61	(7.95)	2.82	8.72
Less distributions from:
Net realized gain	3.49	2.23	0.86	3.23	0.58
Total distributions	3.49	2.23	0.86	3.23	0.58
Net asset value, end of period	$28.03	$28.29	$25.91	$34.72	$35.13
Total return (%)	11.51	17.93	(22.92)	8.56	32.35
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.11	1.14	1.17	1.16	1.17
Expenses, net of waivers and reimbursements	0.99	1.03	1.10	1.10	1.10
Net investment income (loss), before waivers and reimbursements	(0.55)	(0.47)	(0.70)	(0.83)	(0.73)
Net investment income (loss), net of waivers and reimbursements	(0.43)	(0.36)	(0.63)	(0.77)	(0.66)
Class I net assets at the end of the year (in thousands)	$1,239,788	$1,437,622	$1,509,931	$2,487,862	$3,139,290
Portfolio turnover rate (%)	63	49	49	38	55
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Small-Mid Cap Growth Fund (continued)

	Class R6
	Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$28.39	$25.99	$34.79	$35.18	$27.01
Income (loss) from investment operations:
Net investment income (loss)	(0.11)	(0.09)	(0.15)	(0.26)	(0.17)
Net realized and unrealized gain (loss) on investments	3.36	4.72	(7.79)	3.10	8.92
Total from investment operations	3.25	4.63	(7.94)	2.84	8.75
Less distributions from:
Net realized gain	3.49	2.23	0.86	3.23	0.58
Total distributions	3.49	2.23	0.86	3.23	0.58
Net asset value, end of period	$28.15	$28.39	$25.99	$34.79	$35.18
Total return (%)	11.54	17.95	(22.84)	8.60	32.44
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	0.98	1.01	1.05	1.03	1.05
Expenses, net of waivers and reimbursements	0.94	0.97	1.05	1.03	1.05
Net investment income (loss), before waivers and reimbursements	(0.41)	(0.36)	(0.55)	(0.69)	(0.61)
Net investment income (loss), net of waivers and reimbursements	(0.37)	(0.32)	(0.55)	(0.69)	(0.61)
Class R6 net assets at the end of the year (in thousands)	$558,398	$449,782	$392,153	$328,034	$123,220
Portfolio turnover rate (%)	63	49	49	38	55
Note:  Net investment income (loss) per share is based on the average shares outstanding during the year.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at www.williamblairfunds.com.
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Financial Highlights — For a share outstanding throughout each period
Small-Mid Cap Value Fund

	Class I
	Years Ended December 31,	Period Ended December 31,
	2024	2023(a)
Net asset value, beginning of year	$10.60	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.16	0.05
Net realized and unrealized gain (loss) on investments	0.41	0.60
Total from investment operations	0.57	0.65
Less distributions from:
Net investment income	0.10	0.05
Net realized gain	0.10	—
Total distributions	0.20	0.05
Net asset value, end of period	$10.97	$10.60
Total return (%)*	5.39	6.45
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	5.98	10.69
Expenses, net of waivers and reimbursements	0.85	0.85
Net investment income (loss), before waivers and reimbursements	(3.67)	(8.48)
Net investment income (loss), net of waivers and reimbursements	1.46	1.36
Class I net assets at the end of the year (in thousands)	$121	$84
Portfolio turnover rate (%)*	44	33

(a)	For the period from August 17, 2023 (Commencement of Operations) to December 31, 2023.
*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.

	Class R6
	Years Ended December 31,	Period Ended December 31,
	2024	2023(a)
Net asset value, beginning of year	$10.60	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14	0.05
Net realized and unrealized gain (loss) on investments	0.43	0.60
Total from investment operations	0.57	0.65
Less distributions from:
Net investment income	0.11	0.05
Net realized gain	0.10	—
Total distributions	0.21	0.05
Net asset value, end of period	$10.96	$10.60
Total return (%)*	5.37	6.50
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	5.95	10.66
Expenses, net of waivers and reimbursements	0.80	0.80
Net investment income (loss), before waivers and reimbursements	(3.90)	(8.49)
Net investment income (loss), net of waivers and reimbursements	1.25	1.37
Class R6 net assets at the end of the year (in thousands)	$3,229	$1,497
Portfolio turnover rate (%)*	44	33

(a)	For the period from August 17, 2023 (Commencement of Operations) to December 31, 2023.
*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Small-Mid Cap Value Fund (continued)
Note:  Net investment income (loss) per share is based on the average shares outstanding during the year.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at www.williamblairfunds.com.
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Financial Highlights — For a share outstanding throughout each period
Small Cap Growth Fund

	Class N
	Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$27.36	$24.01	$31.90	$34.49	$27.75
Income (loss) from investment operations:
Net investment income (loss)	(0.21)	(0.18)	(0.27)	(0.45)	(0.29)
Net realized and unrealized gain (loss) on investments	5.38	4.03	(6.61)	4.56	10.86
Total from investment operations	5.17	3.85	(6.88)	4.11	10.57
Less distributions from:
Net realized gain	3.56	0.50	1.01	6.70	3.83
Total distributions	3.56	0.50	1.01	6.70	3.83
Net asset value, end of period	$28.97	$27.36	$24.01	$31.90	$34.49
Total return (%)	19.07	16.06	(21.59)	12.91	38.32
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.39	1.46	1.55	1.56	1.58
Expenses, net of waivers and reimbursements	1.24	1.33	1.50	1.50	1.50
Net investment income (loss), before waivers and reimbursements	(0.85)	(0.83)	(1.08)	(1.24)	(1.10)
Net investment income (loss), net of waivers and reimbursements	(0.70)	(0.70)	(1.03)	(1.18)	(1.02)
Class N net assets at the end of the year (in thousands)	$137,552	$122,370	$114,324	$179,739	$180,635
Portfolio turnover rate (%)	75	55	45	49	71

	Class I
	Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$32.64	$28.49	$37.52	$39.36	$31.19
Income (loss) from investment operations:
Net investment income (loss)	(0.16)	(0.13)	(0.24)	(0.41)	(0.24)
Net realized and unrealized gain (loss) on investments	6.43	4.78	(7.78)	5.27	12.24
Total from investment operations	6.27	4.65	(8.02)	4.86	12.00
Less distributions from:
Net realized gain	3.56	0.50	1.01	6.70	3.83
Total distributions	3.56	0.50	1.01	6.70	3.83
Net asset value, end of period	$35.35	$32.64	$28.49	$37.52	$39.36
Total return (%)	19.36	16.35	(21.39)	13.22	38.68
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.12	1.18	1.28	1.25	1.30
Expenses, net of waivers and reimbursements	0.99	1.07	1.25	1.25	1.25
Net investment income (loss), before waivers and reimbursements	(0.58)	(0.54)	(0.81)	(0.93)	(0.82)
Net investment income (loss), net of waivers and reimbursements	(0.45)	(0.43)	(0.78)	(0.93)	(0.77)
Class I net assets at the end of the year (in thousands)	$514,625	$445,483	$303,016	$402,629	$390,511
Portfolio turnover rate (%)	75	55	45	49	71
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Small Cap Growth Fund (continued)

	Class R6
	Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$32.76	$28.57	$37.60	$39.40	$31.20
Income (loss) from investment operations:
Net investment income (loss)	(0.14)	(0.12)	(0.21)	(0.37)	(0.23)
Net realized and unrealized gain (loss) on investments	6.45	4.81	(7.81)	5.27	12.26
Total from investment operations	6.31	4.69	(8.02)	4.90	12.03
Less distributions from:
Net realized gain	3.56	0.50	1.01	6.70	3.83
Total distributions	3.56	0.50	1.01	6.70	3.83
Net asset value, end of period	$35.51	$32.76	$28.57	$37.60	$39.40
Total return (%)	19.41	16.44	(21.35)	13.31	38.76
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.00	1.06	1.18	1.16	1.19
Expenses, net of waivers and reimbursements	0.94	1.02	1.18	1.16	1.19
Net investment income (loss), before waivers and reimbursements	(0.46)	(0.42)	(0.70)	(0.84)	(0.71)
Net investment income (loss), net of waivers and reimbursements	(0.40)	(0.38)	(0.70)	(0.84)	(0.71)
Class R6 net assets at the end of the year (in thousands)	$265,194	$180,058	$112,497	$127,710	$103,462
Portfolio turnover rate (%)	75	55	45	49	71
Note:  Net investment income (loss) per share is based on the average shares outstanding during the year.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at www.williamblairfunds.com.
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Financial Highlights — For a share outstanding throughout each period
Small Cap Value Fund

	Class N
	Years Ended December 31,			Period Ended December 31,	Period Ended October 31,
	2024	2023	2022	2021(a)	2021(b)
Net Asset Value, beginning of year	$29.78	$27.76	$33.63	$33.49	$32.15
Income (loss) from investment operations:
Net investment income (loss)	0.22	0.21	0.15	0.00 ^	0.05
Net realized and unrealized gain (loss) on investments	0.73	2.72	(3.98)	1.37	1.29
Total from investment operations	0.95	2.93	(3.83)	1.37	1.34
Less distributions from:
Net investment income	0.18	0.18	0.12	—	—
Net realized gain	0.88	0.73	1.92	1.23	—
Total distributions	1.06	0.91	2.04	1.23	—
Net asset value, end of period	$29.67	$29.78	$27.76	$33.63	$33.49
Total return (%)*	3.21	10.59	(11.36)	4.24	4.17
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.15	1.11	1.15	1.26	1.17
Expenses, net of waivers and reimbursements	1.15	1.11	1.15	1.15	1.15
Net investment income (loss), before waivers and reimbursements	0.74	0.76	0.48	(0.05)	0.51
Net investment income (loss), net of waivers and reimbursements	0.74	0.76	0.48	0.06	0.53
Class N net assets at the end of the year (in thousands)	$2,258	$2,591	$2,648	$3,313	$9,805
Portfolio turnover rate (%)*	35	27	25	7	35

(a)	For the period from November 1, 2021 to December 31, 2021.
(b)	For the period from July 17, 2021 (Commencement of Operations) to October 31, 2021.
^	Amount is less than $0.005 per share.
*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.

	Class I
	Years Ended December 31,			Period Ended December 31,	Years Ended October 31,
	2024	2023	2022	2021(a)	2021	2020
Net Asset Value, beginning of year	$29.74	$27.72	$33.58	$33.52	$23.79	$28.84
Income (loss) from investment operations:
Net investment income (loss)	0.30	0.28	0.22	0.03	0.18	0.09
Net realized and unrealized gain (loss) on investments	0.72	2.72	(3.96)	1.35	12.91	(3.89)
Total from investment operations	1.02	3.00	(3.74)	1.38	13.09	(3.80)
Less distributions from:
Net investment income	0.27	0.25	0.20	0.09	0.11	0.07
Net realized gain	0.88	0.73	1.92	1.23	3.25	1.18
Total distributions	1.15	0.98	2.12	1.32	3.36	1.25
Net asset value, end of period	$29.61	$29.74	$27.72	$33.58	$33.52	$23.79
Total return (%)*	3.44	10.86	(11.12)	4.31	55.32	(13.91)
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	0.92	0.92	0.94	0.82	0.86	0.89
Expenses, net of waivers and reimbursements	0.89	0.89	0.89	0.82	0.86	0.89
Net investment income (loss), before waivers and reimbursements	0.97	0.95	0.67	0.55	0.52	0.37
Net investment income (loss), net of waivers and reimbursements	1.00	0.98	0.72	0.55	0.52	0.37
Class I net assets at the end of the year (in thousands)	$742,417	$813,809	$758,104	$1,059,157	$1,143,150	$1,181,409
Portfolio turnover rate (%)*	35	27	25	7	35	27

(a)	For the period from November 1, 2021 to December 31, 2021.
*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Small Cap Value Fund (continued)

	Class R6
	Years Ended December 31,			Period Ended December 31,	Period Ended October 31,
	2024	2023	2022	2021(a)	2021(b)
Net Asset Value, beginning of year	$29.73	$27.71	$33.58	$33.53	$32.15
Income (loss) from investment operations:
Net investment income (loss)	0.34	0.30	0.26	0.03	0.06
Net realized and unrealized gain (loss) on investments	0.71	2.73	(3.98)	1.35	1.32
Total from investment operations	1.05	3.03	(3.72)	1.38	1.38
Less distributions from:
Net investment income	0.30	0.28	0.23	0.10	—
Net realized gain	0.88	0.73	1.92	1.23	—
Total distributions	1.18	1.01	2.15	1.33	—
Net asset value, end of period	$29.60	$29.73	$27.71	$33.58	$33.53
Total return (%)*	3.56	10.96	(11.06)	4.33	4.26
Ratios to average daily net assets (%):**
Expenses	0.79	0.79	0.81	0.78	0.78
Net investment income (loss)	1.12	1.08	0.85	0.59	0.64
Class R6 net assets at the end of the year (in thousands)	$607,061	$491,646	$453,456	$1,006,928	$867,272
Portfolio turnover rate (%)*	35	27	25	7	35

(a)	For the period from November 1, 2021 to December 31, 2021.
(b)	For the period from July 17, 2021 (Commencement of Operations) to October 31, 2021.
*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.
On July 16, 2021, Small Cap Value Fund (the "Fund") acquired the assets and assumed the liabilities of the ICM Small Company Portfolio (the “Predecessor Fund”), a series of The Advisors’ Inner Circle Fund, in a reorganization (the “Reorganization”). In the Reorganization, former shareholders of the Predecessor Fund received Class I shares of the Fund. The Predecessor Fund was advised by Investment Counselors of Maryland, LLC, which was acquired by the Adviser. The Predecessor Fund’s (Institutional Class shares) performance and financial history have been adopted by Class I shares of the Fund following the Reorganization and are being used going forward from the date of the Reorganization. The performance of Class I shares of the Fund therefore reflects the performance of the Predecessor Fund prior to the Reorganization. The performance of the Predecessor Fund has not been restated to reflect the annual operating expenses of Class I shares of the Fund, which were different than those of the Predecessor Fund. Because the Fund had different fees and expenses than the Predecessor Fund, the Predecessor Fund would therefore have had different performance results if it was subject to the Fund’s fees and expenses.
Note:  Net investment income (loss) per share is based on the average shares outstanding during the year.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at www.williamblairfunds.com.
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Financial Highlights — For a share outstanding throughout each period
Global Leaders Fund

	Class N
	Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$15.21	$13.24	$19.17	$17.41	$14.92
Income (loss) from investment operations:
Net investment income (loss)	(0.02)	(0.02)	(0.04)	(0.11)	(0.06)
Net realized and unrealized gain (loss) on investments	1.19	3.01	(5.61)	2.96	4.74
Total from investment operations	1.17	2.99	(5.65)	2.85	4.68
Less distributions from:
Net realized gain	5.80	1.02	0.28	1.09	2.19
Total distributions	5.80	1.02	0.28	1.09	2.19
Net asset value, end of period	$10.58	$15.21	$13.24	$19.17	$17.41
Total return (%)	7.47	22.67	(29.49)	16.55	31.50
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.53	1.42	1.45	1.38	1.45
Expenses, net of waivers and reimbursements	1.15	1.15	1.15	1.15	1.15
Net investment income (loss), before waivers and reimbursements	(0.51)	(0.43)	(0.60)	(0.79)	(0.67)
Net investment income (loss), net of waivers and reimbursements	(0.13)	(0.16)	(0.30)	(0.56)	(0.37)
Class N net assets at the end of the year (in thousands)	$3,527	$8,253	$8,317	$13,709	$11,861
Portfolio turnover rate (%)	57	36	15	18	27

	Class I
	Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$15.38	$13.35	$19.28	$17.47	$14.93
Income (loss) from investment operations:
Net investment income (loss)	0.02	0.01	(0.01)	(0.06)	(0.01)
Net realized and unrealized gain (loss) on investments	1.21	3.05	(5.63)	2.96	4.74
Total from investment operations	1.23	3.06	(5.64)	2.90	4.73
Less distributions from:
Net investment income	0.04	0.01	0.01	—	0.00 ^
Net realized gain	5.80	1.02	0.28	1.09	2.19
Total distributions	5.84	1.03	0.29	1.09	2.19
Net asset value, end of period	$10.77	$15.38	$13.35	$19.28	$17.47
Total return (%)	7.71	22.99	(29.28)	16.78	31.86
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.22	1.14	1.12	1.07	1.12
Expenses, net of waivers and reimbursements	0.90	0.90	0.90	0.90	0.90
Net investment income (loss), before waivers and reimbursements	(0.19)	(0.17)	(0.27)	(0.49)	(0.31)
Net investment income (loss), net of waivers and reimbursements	0.13	0.07	(0.05)	(0.32)	(0.09)
Class I net assets at the end of the year (in thousands)	$44,889	$76,915	$69,987	$124,488	$107,375
Portfolio turnover rate (%)	57	36	15	18	27

^	Amount is less than $0.005 per share.
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Global Leaders Fund (continued)

	Class R6
	Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$15.39	$13.35	$19.30	$17.47	$14.93
Income (loss) from investment operations:
Net investment income (loss)	0.03	0.02	(0.01)	(0.05)	0.02
Net realized and unrealized gain (loss) on investments	1.20	3.05	(5.64)	2.97	4.72
Total from investment operations	1.23	3.07	(5.65)	2.92	4.74
Less distributions from:
Net investment income	0.05	0.01	0.02	—	0.01
Net realized gain	5.80	1.02	0.28	1.09	2.19
Total distributions	5.85	1.03	0.30	1.09	2.20
Net asset value, end of period	$10.77	$15.39	$13.35	$19.30	$17.47
Total return (%)	7.78	23.13	(29.30)	16.90	31.91
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.13	1.05	1.05	0.99	1.06
Expenses, net of waivers and reimbursements	0.85	0.85	0.85	0.85	0.85
Net investment income (loss), before waivers and reimbursements	(0.12)	(0.08)	(0.30)	(0.40)	(0.10)
Net investment income (loss), net of waivers and reimbursements	0.16	0.12	(0.10)	(0.26)	0.11
Class R6 net assets at the end of the year (in thousands)	$5,761	$15,287	$13,255	$5,585	$2,946
Portfolio turnover rate (%)	57	36	15	18	27
Note:  Net investment income (loss) per share is based on the average shares outstanding during the year.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at www.williamblairfunds.com.
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Financial Highlights — For a share outstanding throughout each period
International Leaders Fund

	Class N
	Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$19.45	$17.28	$24.28	$22.69	$18.08
Income (loss) from investment operations:
Net investment income (loss)	0.06	0.05	0.04	(0.12)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.21)	2.16	(7.01)	2.35	4.82
Total from investment operations	(0.15)	2.21	(6.97)	2.23	4.78
Less distributions from:
Net investment income	0.05	0.04	—	0.00 ^	—
Net realized gain	—	—	0.03	0.64	0.17
Total distributions	0.05	0.04	0.03	0.64	0.17
Net asset value, end of period	$19.25	$19.45	$17.28	$24.28	$22.69
Total return (%)	(0.76)	12.77	(28.70)	9.93	26.45
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.26	1.26	1.26	1.30	1.31
Expenses, net of waivers and reimbursements	1.15	1.15	1.15	1.15	1.15
Net investment income (loss), before waivers and reimbursements	0.19	0.17	0.09	(0.65)	(0.39)
Net investment income (loss), net of waivers and reimbursements	0.30	0.28	0.20	(0.50)	(0.23)
Class N net assets at the end of the year (in thousands)	$26,853	$34,162	$35,966	$47,234	$19,586
Portfolio turnover rate (%)	66	50	55	18	34

^	Amount is less than $0.005 per share.

	Class I
	Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$19.60	$17.41	$24.41	$22.80	$18.13
Income (loss) from investment operations:
Net investment income (loss)	0.10	0.10	0.08	(0.06)	(0.00)^
Net realized and unrealized gain (loss) on investments	(0.20)	2.18	(7.05)	2.36	4.85
Total from investment operations	(0.10)	2.28	(6.97)	2.30	4.85
Less distributions from:
Net investment income	0.11	0.09	—	0.05	0.01
Net realized gain	—	—	0.03	0.64	0.17
Total distributions	0.11	0.09	0.03	0.69	0.18
Net asset value, end of period	$19.39	$19.60	$17.41	$24.41	$22.80
Total return (%)	(0.50)	13.09	(28.55)	10.17	26.77
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.03	1.04	1.04	0.99	1.01
Expenses, net of waivers and reimbursements	0.90	0.90	0.90	0.90	0.90
Net investment income (loss), before waivers and reimbursements	0.38	0.39	0.28	(0.33)	(0.11)
Net investment income (loss), net of waivers and reimbursements	0.51	0.53	0.42	(0.24)	(— )
Class I net assets at the end of the year (in thousands)	$553,671	$413,373	$369,171	$591,500	$393,596
Portfolio turnover rate (%)	66	50	55	18	34

^	Amount is less than $0.005 per share.
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
International Leaders Fund (continued)

	Class R6
	Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$19.62	$17.42	$24.41	$22.80	$18.12
Income (loss) from investment operations:
Net investment income (loss)	0.12	0.11	0.09	(0.04)	0.02
Net realized and unrealized gain (loss) on investments	(0.22)	2.19	(7.05)	2.35	4.85
Total from investment operations	(0.10)	2.30	(6.96)	2.31	4.87
Less distributions from:
Net investment income	0.12	0.10	—	0.06	0.02
Net realized gain	—	—	0.03	0.64	0.17
Total distributions	0.12	0.10	0.03	0.70	0.19
Net asset value, end of period	$19.40	$19.62	$17.42	$24.41	$22.80
Total return (%)	(0.51)	13.20	(28.51)	10.22	26.88
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	0.91	0.91	0.92	0.91	0.92
Expenses, net of waivers and reimbursements	0.85	0.85	0.85	0.85	0.85
Net investment income (loss), before waivers and reimbursements	0.52	0.52	0.44	(0.24)	0.03
Net investment income (loss), net of waivers and reimbursements	0.58	0.58	0.51	(0.18)	0.10
Class R6 net assets at the end of the year (in thousands)	$580,142	$636,401	$599,084	$667,996	$687,171
Portfolio turnover rate (%)	66	50	55	18	34
Note:  Net investment income (loss) per share is based on the average shares outstanding during the year.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at www.williamblairfunds.com.
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Financial Highlights — For a share outstanding throughout each period
International Growth Fund

	Class N
	Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$27.73	$24.92	$37.57	$38.75	$29.68
Income (loss) from investment operations:
Net investment income (loss)	0.09	0.14	0.11	(0.28)	(0.16)
Net realized and unrealized gain (loss) on investments	0.49	3.61	(10.78)	3.51	9.55
Total from investment operations	0.58	3.75	(10.67)	3.23	9.39
Less distributions from:
Net investment income	0.36	0.19	0.02	—	0.06
Net realized gain	1.60	0.75	1.96	4.41	0.26
Total distributions	1.96	0.94	1.98	4.41	0.32
Net asset value, end of period	$26.35	$27.73	$24.92	$37.57	$38.75
Total return (%)	2.11	15.12	(28.51)	8.68	31.64
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.40	1.39	1.40	1.46	1.47
Expenses, net of waivers and reimbursements	1.24	1.24	1.31	1.45	1.45
Net investment income (loss), before waivers and reimbursements	0.17	0.36	0.30	(0.68)	(0.56)
Net investment income (loss), net of waivers and reimbursements	0.33	0.51	0.39	(0.67)	(0.54)
Class N net assets at the end of the year (in thousands)	$255,168	$292,273	$301,485	$293,481	$288,976
Portfolio turnover rate (%)	48	42	50	19	27

	Class I
	Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$28.67	$25.74	$38.68	$39.65	$30.38
Income (loss) from investment operations:
Net investment income (loss)	0.17	0.21	0.24	(0.15)	(0.08)
Net realized and unrealized gain (loss) on investments	0.51	3.73	(11.16)	3.59	9.79
Total from investment operations	0.68	3.94	(10.92)	3.44	9.71
Less distributions from:
Net investment income	0.44	0.26	0.06	—	0.18
Net realized gain	1.60	0.75	1.96	4.41	0.26
Total distributions	2.04	1.01	2.02	4.41	0.44
Net asset value, end of period	$27.31	$28.67	$25.74	$38.68	$39.65
Total return (%)	2.38	15.38	(28.33)	9.01	31.99
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.10	1.10	1.12	1.14	1.16
Expenses, net of waivers and reimbursements	0.99	0.99	1.06	1.14	1.16
Net investment income (loss), before waivers and reimbursements	0.46	0.65	0.76	(0.36)	(0.24)
Net investment income (loss), net of waivers and reimbursements	0.57	0.76	0.82	(0.36)	(0.24)
Class I net assets at the end of the year (in thousands)	$984,762	$992,759	$981,813	$1,702,775	$1,914,460
Portfolio turnover rate (%)	48	42	50	19	27
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
International Growth Fund (continued)

	Class R6
	Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$28.70	$25.76	$38.72	$39.66	$30.37
Income (loss) from investment operations:
Net investment income (loss)	0.19	0.23	0.21	(0.11)	(0.07)
Net realized and unrealized gain (loss) on investments	0.51	3.73	(11.13)	3.58	9.83
Total from investment operations	0.70	3.96	(10.92)	3.47	9.76
Less distributions from:
Net investment income	0.46	0.27	0.08	—	0.21
Net realized gain	1.60	0.75	1.96	4.41	0.26
Total distributions	2.06	1.02	2.04	4.41	0.47
Net asset value, end of period	$27.34	$28.70	$25.76	$38.72	$39.66
Total return (%)	2.43	15.47	(28.30)	9.09	32.16
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.00	1.00	1.03	1.06	1.07
Expenses, net of waivers and reimbursements	0.94	0.94	1.01	1.06	1.07
Net investment income (loss), before waivers and reimbursements	0.56	0.76	0.69	(0.25)	(0.23)
Net investment income (loss), net of waivers and reimbursements	0.62	0.82	0.71	(0.25)	(0.23)
Class R6 net assets at the end of the year (in thousands)	$123,202	$146,072	$151,338	$126,641	$109,214
Portfolio turnover rate (%)	48	42	50	19	27
Note:  Net investment income (loss) per share is based on the average shares outstanding during the year.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at www.williamblairfunds.com.
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Financial Highlights — For a share outstanding throughout each period
Institutional International Growth Fund

	Institutional
	Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$14.40	$12.82	$19.03	$20.37	$17.35
Income (loss) from investment operations:
Net investment income (loss)	0.09	0.09	0.11	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments	0.26	1.85	(5.47)	1.86	5.60
Total from investment operations	0.35	1.94	(5.36)	1.81	5.59
Less distributions from:
Net investment income	0.20	0.13	0.06	—	0.02
Net realized gain	0.83	0.23	0.79	3.15	2.55
Total distributions	1.03	0.36	0.85	3.15	2.57
Net asset value, end of period	$13.72	$14.40	$12.82	$19.03	$20.37
Total return (%)	2.41	15.20	(28.28)	9.39	32.47
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.00	1.00	1.01	1.01	1.00
Expenses, net of waivers and reimbursements	0.94	0.94	0.98	1.01	1.00
Net investment income (loss), before waivers and reimbursements	0.56	0.61	0.71	(0.22)	(0.04)
Net investment income (loss), net of waivers and reimbursements	0.62	0.67	0.74	(0.22)	(0.04)
Net assets at the end of the year (in thousands)	$897,044	$929,474	$908,732	$1,281,843	$1,326,482
Portfolio turnover rate (%)	50	44	55	19	31
Note:  Net investment income (loss) per share is based on the average shares outstanding during the year.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at www.williamblairfunds.com.
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
International Small Cap Growth Fund

	Class N
	Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$12.21	$10.74	$16.56	$17.45	$13.85
Income (loss) from investment operations:
Net investment income (loss)	0.08	0.04	0.00 ^	(0.12)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.01)	1.51	(5.82)	1.91	4.01
Total from investment operations	0.07	1.55	(5.82)	1.79	3.96
Less distributions from:
Net investment income	0.19	0.08	—	—	—
Net realized gain	—	—	—	2.68	0.36
Total distributions	0.19	0.08	—	2.68	0.36
Net asset value, end of period	$12.09	$12.21	$10.74	$16.56	$17.45
Total return (%)	0.55	14.42	(35.14)	10.87	28.68
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.55	1.53	1.49	1.46	1.52
Expenses, net of waivers and reimbursements	1.35	1.42	1.49	1.46	1.52
Net investment income (loss), before waivers and reimbursements	0.47	0.28	0.04	(0.67)	(0.36)
Net investment income (loss), net of waivers and reimbursements	0.67	0.39	0.04	(0.67)	(0.36)
Class N net assets at the end of the year (in thousands)	$1,322	$1,547	$1,638	$3,540	$3,101
Portfolio turnover rate (%)	49	37	51	52	63

^	Amount is less than $0.005 per share.

	Class I
	Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$12.40	$10.90	$16.80	$17.66	$13.98
Income (loss) from investment operations:
Net investment income (loss)	0.11	0.07	0.03	(0.07)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.02)	1.54	(5.91)	1.93	4.06
Total from investment operations	0.09	1.61	(5.88)	1.86	4.05
Less distributions from:
Net investment income	0.22	0.11	0.02	0.04	0.01
Net realized gain	—	—	—	2.68	0.36
Total distributions	0.22	0.11	0.02	2.72	0.37
Net asset value, end of period	$12.27	$12.40	$10.90	$16.80	$17.66
Total return (%)	0.80	14.70	(34.99)	11.17	29.04
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.26	1.25	1.23	1.19	1.25
Expenses, net of waivers and reimbursements	1.10	1.17	1.23	1.19	1.25
Net investment income (loss), before waivers and reimbursements	0.76	0.54	0.28	(0.40)	(0.05)
Net investment income (loss), net of waivers and reimbursements	0.92	0.62	0.28	(0.40)	(0.05)
Class I net assets at the end of the year (in thousands)	$74,867	$103,520	$98,330	$136,573	$145,283
Portfolio turnover rate (%)	49	37	51	52	63
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Financial Highlights — For a share outstanding throughout each period
International Small Cap Growth Fund (continued)

	Class R6
	Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$12.47	$10.97	$16.91	$17.76	$14.05
Income (loss) from investment operations:
Net investment income (loss)	0.12	0.08	0.05	(0.06)	0.00 ^
Net realized and unrealized gain (loss) on investments	(0.01)	1.54	(5.96)	1.95	4.09
Total from investment operations	0.11	1.62	(5.91)	1.89	4.09
Less distributions from:
Net investment income	0.23	0.12	0.03	0.06	0.02
Net realized gain	—	—	—	2.68	0.36
Total distributions	0.23	0.12	0.03	2.74	0.38
Net asset value, end of period	$12.35	$12.47	$10.97	$16.91	$17.76
Total return (%)	0.86	14.76	(34.94)	11.27	29.23
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.17	1.15	1.14	1.10	1.14
Expenses, net of waivers and reimbursements	1.05	1.12	1.14	1.10	1.14
Net investment income (loss), before waivers and reimbursements	0.83	0.64	0.38	(0.31)	0.02
Net investment income (loss), net of waivers and reimbursements	0.95	0.67	0.38	(0.31)	0.02
Class R6 net assets at the end of the year (in thousands)	$84,511	$135,679	$134,982	$243,398	$188,497
Portfolio turnover rate (%)	49	37	51	52	63

^	Amount is less than $0.005 per share.
Note:  Net investment income (loss) per share is based on the average shares outstanding during the year.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at www.williamblairfunds.com.
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Emerging Markets Leaders Fund

	Class N
	Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.72	$8.29	$11.33	$13.26	$10.51
Income (loss) from investment operations:
Net investment income (loss)	0.04	0.05	0.02	(0.06)	(0.02)
Net realized and unrealized gain (loss) on investments	0.46	0.43	(2.98)	(0.98)	2.88
Total from investment operations	0.50	0.48	(2.96)	(1.04)	2.86
Less distributions from:
Net investment income	0.01	0.05	—	0.01	—
Net realized gain	—	—	0.08	0.88	0.11
Total distributions	0.01	0.05	0.08	0.89	0.11
Net asset value, end of period	$9.21	$8.72	$8.29	$11.33	$13.26
Total return (%)	5.69	5.85	(26.11)	(7.69)	27.23
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.50	1.46	1.48	1.56	1.63
Expenses, net of waivers and reimbursements	1.24	1.24	1.29	1.40	1.40
Net investment income (loss), before waivers and reimbursements	0.14	0.41	0.05	(0.64)	(0.45)
Net investment income (loss), net of waivers and reimbursements	0.40	0.63	0.24	(0.48)	(0.22)
Class N net assets at the end of the year (in thousands)	$879	$1,007	$1,092	$2,096	$1,803
Portfolio turnover rate (%)	67	44	42	40	47

	Class I
	Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.76	$8.32	$11.33	$13.28	$10.52
Income (loss) from investment operations:
Net investment income (loss)	0.06	0.09	0.06	(0.04)	(0.00)^
Net realized and unrealized gain (loss) on investments	0.45	0.42	(2.99)	(0.98)	2.89
Total from investment operations	0.51	0.51	(2.93)	(1.02)	2.89
Less distributions from:
Net investment income	0.02	0.07	—	0.05	0.02
Net realized gain	—	—	0.08	0.88	0.11
Total distributions	0.02	0.07	0.08	0.93	0.13
Net asset value, end of period	$9.25	$8.76	$8.32	$11.33	$13.28
Total return (%)	5.86	6.13	(25.84)	(7.48)	27.52
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.23	1.18	1.19	1.28	1.33
Expenses, net of waivers and reimbursements	0.99	0.99	1.05	1.15	1.15
Net investment income (loss), before waivers and reimbursements	0.45	0.82	0.46	(0.40)	(0.21)
Net investment income (loss), net of waivers and reimbursements	0.69	1.01	0.60	(0.27)	(0.03)
Class I net assets at the end of the year (in thousands)	$10,634	$13,772	$29,682	$42,750	$62,319
Portfolio turnover rate (%)	67	44	42	40	47

^	Amount is less than $0.005 per share.
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Financial Highlights — For a share outstanding throughout each period
Emerging Markets Leaders Fund (continued)

	Class R6
	Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.75	$8.31	$11.32	$13.26	$10.51
Income (loss) from investment operations:
Net investment income (loss)	0.07	0.09	0.06	(0.02)	0.00 ^
Net realized and unrealized gain (loss) on investments	0.45	0.42	(2.99)	(0.98)	2.89
Total from investment operations	0.52	0.51	(2.93)	(1.00)	2.89
Less distributions from:
Net investment income	0.03	0.07	—	0.06	0.03
Net realized gain	—	—	0.08	0.88	0.11
Total distributions	0.03	0.07	0.08	0.94	0.14
Net asset value, end of period	$9.24	$8.75	$8.31	$11.32	$13.26
Total return (%)	5.92	6.22	(25.86)	(7.35)	27.50
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.13	1.08	1.11	1.20	1.26
Expenses, net of waivers and reimbursements	0.94	0.94	1.00	1.10	1.10
Net investment income (loss), before waivers and reimbursements	0.60	0.90	0.50	(0.26)	(0.11)
Net investment income (loss), net of waivers and reimbursements	0.79	1.04	0.61	(0.16)	0.05
Class R6 net assets at the end of the year (in thousands)	$153,188	$238,806	$321,319	$428,839	$198,015
Portfolio turnover rate (%)	67	44	42	40	47

^	Amount is less than $0.005 per share.
Note:  Net investment income (loss) per share is based on the average shares outstanding during the year.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at www.williamblairfunds.com.
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Emerging Markets Growth Fund

	Class N
	Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$11.35	$10.35	$15.55	$18.42	$13.67
Income (loss) from investment operations:
Net investment income (loss)	0.02	0.06	0.02	(0.13)	(0.09)
Net realized and unrealized gain (loss) on investments	1.16	0.97	(5.20)	0.62	5.60
Total from investment operations	1.18	1.03	(5.18)	0.49	5.51
Less distributions from:
Net investment income	—	0.03	—	—	—
Net realized gain	—	—	0.02	3.36	0.76
Total distributions	—	0.03	0.02	3.36	0.76
Net asset value, end of period	$12.53	$11.35	$10.35	$15.55	$18.42
Total return (%)	10.40	9.99	(33.33)	2.97	40.43
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.43	1.46	1.50	1.55	1.55
Expenses, net of waivers and reimbursements	1.24	1.24	1.36	1.55	1.55
Net investment income (loss), before waivers and reimbursements	(0.06)	0.38	0.07	(0.65)	(0.60)
Net investment income (loss), net of waivers and reimbursements	0.13	0.60	0.21	(0.65)	(0.60)
Class N net assets at the end of the year (in thousands)	$15,265	$13,748	$14,664	$28,565	$18,606
Portfolio turnover rate (%)	81	58	92	52	77

	Class I
	Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$11.60	$10.58	$15.85	$18.66	$13.82
Income (loss) from investment operations:
Net investment income (loss)	0.04	0.09	0.05	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments	1.19	0.99	(5.30)	0.62	5.66
Total from investment operations	1.23	1.08	(5.25)	0.55	5.61
Less distributions from:
Net investment income	0.01	0.06	—	—	0.01
Net realized gain	—	—	0.02	3.36	0.76
Total distributions	0.01	0.06	0.02	3.36	0.77
Net asset value, end of period	$12.82	$11.60	$10.58	$15.85	$18.66
Total return (%)	10.62	10.23	(33.14)	3.25	40.72
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.18	1.20	1.24	1.27	1.30
Expenses, net of waivers and reimbursements	0.99	0.99	1.11	1.27	1.30
Net investment income (loss), before waivers and reimbursements	0.16	0.61	0.32	(0.37)	(0.33)
Net investment income (loss), net of waivers and reimbursements	0.35	0.82	0.45	(0.37)	(0.33)
Class I net assets at the end of the year (in thousands)	$252,524	$173,377	$174,884	$190,985	$113,697
Portfolio turnover rate (%)	81	58	92	52	77
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Financial Highlights — For a share outstanding throughout each period
Emerging Markets Growth Fund (continued)

	Class R6
	Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$11.74	$10.71	$16.04	$18.84	$13.94
Income (loss) from investment operations:
Net investment income (loss)	0.05	0.09	0.06	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	1.21	1.01	(5.37)	0.63	5.71
Total from investment operations	1.26	1.10	(5.31)	0.58	5.68
Less distributions from:
Net investment income	0.02	0.07	—	0.02	0.02
Net realized gain	—	—	0.02	3.36	0.76
Total distributions	0.02	0.07	0.02	3.38	0.78
Net asset value, end of period	$12.98	$11.74	$10.71	$16.04	$18.84
Total return (%)	10.71	10.26	(33.13)	3.37	40.90
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.06	1.08	1.14	1.17	1.20
Expenses, net of waivers and reimbursements	0.94	0.94	1.06	1.17	1.20
Net investment income (loss), before waivers and reimbursements	0.31	0.68	0.41	(0.27)	(0.22)
Net investment income (loss), net of waivers and reimbursements	0.43	0.82	0.49	(0.27)	(0.22)
Class R6 net assets at the end of the year (in thousands)	$612,245	$635,716	$480,586	$822,288	$1,063,433
Portfolio turnover rate (%)	81	58	92	52	77
Note:  Net investment income (loss) per share is based on the average shares outstanding during the year.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at www.williamblairfunds.com.
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Emerging Markets ex China Growth Fund

	Class I
	Years Ended December 31,		Period Ended December 31,
	2024	2023	2022(a)
Net asset value, beginning of year	$11.64	$9.41	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05	0.08	0.02
Net realized and unrealized gain (loss) on investments	1.52	2.25	(0.61)
Total from investment operations	1.57	2.33	(0.59)
Less distributions from:
Net investment income	—	0.10	—
Total distributions	—	0.10	—
Net asset value, end of period	$13.21	$11.64	$9.41
Total return (%)*	13.49	24.75	(5.90)
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	2.11	2.35	2.77
Expenses, net of waivers and reimbursements	0.99	0.99	0.99
Net investment income (loss), before waivers and reimbursements	(0.75)	(0.58)	(1.40)
Net investment income (loss), net of waivers and reimbursements	0.37	0.78	0.38
Class I net assets at the end of the year (in thousands)	$9,452	$2,841	$9
Portfolio turnover rate (%)*	69	55	64

(a)	For the period from July 29, 2022 (Commencement of Operations) to December 31, 2022.
*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.

	Class R6
	Years Ended December 31,		Period Ended December 31,
	2024	2023	2022(a)
Net asset value, beginning of year	$11.65	$9.42	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.06	0.08	0.02
Net realized and unrealized gain (loss) on investments	1.52	2.25	(0.60)
Total from investment operations	1.58	2.33	(0.58)
Less distributions from:
Net investment income	—	0.10	—
Total distributions	—	0.10	—
Net asset value, end of period	$13.23	$11.65	$9.42
Total return (%)*	13.56	24.75	(5.80)
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	2.01	2.26	2.78
Expenses, net of waivers and reimbursements	0.94	0.94	0.94
Net investment income (loss), before waivers and reimbursements	(0.57)	(0.53)	(1.42)
Net investment income (loss), net of waivers and reimbursements	0.50	0.79	0.42
Class R6 net assets at the end of the year (in thousands)	$26,020	$19,169	$13,024
Portfolio turnover rate (%)*	69	55	64

(a)	For the period from July 29, 2022 (Commencement of Operations) to December 31, 2022.
*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Financial Highlights — For a share outstanding throughout each period
Emerging Markets ex China Growth Fund (continued)
Note:  Net investment income (loss) per share is based on the average shares outstanding during the year.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at www.williamblairfunds.com.
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Emerging Markets Small Cap Growth Fund

	Class N
	Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$19.66	$16.13	$23.52	$22.22	$16.80
Income (loss) from investment operations:
Net investment income (loss)	0.06	0.03	(0.01)	(0.20)	(0.06)
Net realized and unrealized gain (loss) on investments	1.54	3.51	(6.59)	3.53	5.48
Total from investment operations	1.60	3.54	(6.60)	3.33	5.42
Less distributions from:
Net investment income	—	0.01	—	—	—
Net realized gain	—	—	0.79	2.03	—
Total distributions	—	0.01	0.79	2.03	—
Net asset value, end of period	$21.26	$19.66	$16.13	$23.52	$22.22
Total return (%)	8.09	21.93	(28.12)	15.23	32.26
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.70	1.70	1.69	1.60	1.77
Expenses, net of waivers and reimbursements	1.40	1.45	1.55	1.55	1.55
Net investment income (loss), before waivers and reimbursements	(0.01)	(0.07)	(0.18)	(0.88)	(0.58)
Net investment income (loss), net of waivers and reimbursements	0.29	0.18	(0.04)	(0.83)	(0.36)
Class N net assets at the end of the year (in thousands)	$4,021	$3,857	$3,069	$4,262	$3,947
Portfolio turnover rate (%)	188	117	101	76	119

	Class I
	Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$19.96	$16.37	$23.79	$22.40	$16.90
Income (loss) from investment operations:
Net investment income (loss)	0.11	0.07	0.04	(0.14)	(0.02)
Net realized and unrealized gain (loss) on investments	1.56	3.57	(6.67)	3.56	5.53
Total from investment operations	1.67	3.64	(6.63)	3.42	5.51
Less distributions from:
Net investment income	—	0.05	—	—	0.01
Net realized gain	—	—	0.79	2.03	—
Total distributions	—	0.05	0.79	2.03	0.01
Net asset value, end of period	$21.63	$19.96	$16.37	$23.79	$22.40
Total return (%)	8.37	22.25	(27.93)	15.51	32.60
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.42	1.43	1.40	1.31	1.45
Expenses, net of waivers and reimbursements	1.15	1.20	1.30	1.30	1.30
Net investment income (loss), before waivers and reimbursements	0.25	0.18	0.11	(0.59)	(0.25)
Net investment income (loss), net of waivers and reimbursements	0.52	0.41	0.21	(0.58)	(0.10)
Class I net assets at the end of the year (in thousands)	$153,032	$134,297	$108,401	$171,994	$151,302
Portfolio turnover rate (%)	188	117	101	76	119
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Financial Highlights — For a share outstanding throughout each period
Emerging Markets Small Cap Growth Fund (continued)

	Class R6
	Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$20.02	$16.41	$23.84	$22.44	$16.93
Income (loss) from investment operations:
Net investment income (loss)	0.11	0.08	0.05	(0.12)	(0.00)^
Net realized and unrealized gain (loss) on investments	1.57	3.59	(6.69)	3.56	5.53
Total from investment operations	1.68	3.67	(6.64)	3.44	5.53
Less distributions from:
Net investment income	—	0.06	—	0.01	0.02
Net realized gain	—	—	0.79	2.03	—
Total distributions	—	0.06	0.79	2.04	0.02
Net asset value, end of period	$21.70	$20.02	$16.41	$23.84	$22.44
Total return (%)	8.39	22.37	(27.91)	15.58	32.66
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.31	1.32	1.31	1.23	1.36
Expenses, net of waivers and reimbursements	1.10	1.15	1.25	1.23	1.25
Net investment income (loss), before waivers and reimbursements	0.33	0.29	0.18	(0.49)	(0.14)
Net investment income (loss), net of waivers and reimbursements	0.54	0.46	0.24	(0.49)	(0.03)
Class R6 net assets at the end of the year (in thousands)	$241,040	$251,558	$211,203	$324,152	$152,160
Portfolio turnover rate (%)	188	117	101	76	119

^	Amount is less than $0.005 per share.
Note:  Net investment income (loss) per share is based on the average shares outstanding during the year.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at www.williamblairfunds.com.
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
China Growth Fund

	Class I
	Years Ended December 31,			Period Ended December 31,
	2024	2023	2022	2021(a)
Net asset value, beginning of year	$4.87	$6.46	$9.54	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.06	0.05	0.03	(0.04)
Net realized and unrealized gain (loss) on investments	0.44	(1.62)	(3.11)	(0.42)
Total from investment operations	0.50	(1.57)	(3.08)	(0.46)
Less distributions from:
Net investment income	0.07	0.02	—	—
Total distributions	0.07	0.02	—	—
Net asset value, end of period	$5.30	$4.87	$6.46	$9.54
Total return (%)*	10.34	(24.28)	(32.43)	(4.40)
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	9.46	9.78	5.31	4.74
Expenses, net of waivers and reimbursements	0.99	0.99	1.01	1.05
Net investment income (loss), before waivers and reimbursements	(7.33)	(7.93)	(3.90)	(4.69)
Net investment income (loss), net of waivers and reimbursements	1.14	0.86	0.40	(1.00)
Class I net assets at the end of the year (in thousands)	$68	$160	$509	$5,538
Portfolio turnover rate (%)*	81	97	36	4

(a)	For the period from August 27, 2021 (Commencement of Operations) to December 31, 2021.
*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.

	Class R6
	Years Ended December 31,			Period Ended December 31,
	2024	2023	2022	2021(a)
Net asset value, beginning of year	$4.85	$6.45	$9.54	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.06	0.04	0.02	(0.03)
Net realized and unrealized gain (loss) on investments	0.45	(1.61)	(3.11)	(0.43)
Total from investment operations	0.51	(1.57)	(3.09)	(0.46)
Less distributions from:
Net investment income	0.08	0.03	0.00 ^	—
Total distributions	0.08	0.03	0.00 ^	—
Net asset value, end of period	$5.28	$4.85	$6.45	$9.54
Total return (%)*	10.46	(24.38)	(32.49)	(4.40)
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	9.39	9.75	5.27	4.72
Expenses, net of waivers and reimbursements	0.94	0.94	0.96	1.00
Net investment income (loss), before waivers and reimbursements	(7.21)	(8.08)	(4.01)	(4.61)
Net investment income (loss), net of waivers and reimbursements	1.24	0.73	0.30	(0.89)
Class R6 net assets at the end of the year (in thousands)	$1,660	$1,687	$1,438	$1,687
Portfolio turnover rate (%)*	81	97	36	4

(a)	For the period from August 27, 2021 (Commencement of Operations) to December 31, 2021.
^	Amount is less than $0.005 per share.
*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Financial Highlights — For a share outstanding throughout each period
China Growth Fund (continued)
Note:  Net investment income (loss) per share is based on the average shares outstanding during the year.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at www.williamblairfunds.com.
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Emerging Markets Debt Fund

	Class I
	Years Ended December 31,			Period Ended December 31,
	2024	2023	2022	2021(a)
Net asset value, beginning of year	$7.89	$7.44	$9.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.59	0.52	0.48	0.27
Net realized and unrealized gain (loss) on investments	0.11	0.44	(2.10)	(0.40)
Total from investment operations	0.70	0.96	(1.62)	(0.13)
Less distributions from:
Net investment income	0.53	0.48	0.51	0.28
Return of capital	—	0.03	0.02	—
Total distributions	0.53	0.51	0.53	0.28
Net asset value, end of period	$8.06	$7.89	$7.44	$9.59
Total return (%)*	9.06	13.41	(16.93)	(1.39)
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.12	1.26	1.28	1.24
Expenses, net of waivers and reimbursements	0.70	0.70	0.70	0.70
Net investment income (loss), before waivers and reimbursements	6.92	6.42	5.39	4.02
Net investment income (loss), net of waivers and reimbursements	7.34	6.98	5.97	4.56
Class I net assets at the end of the year (in thousands)	$13,787	$3,205	$923	$1,484
Portfolio turnover rate (%)*	104	106	118	72

(a)	For the period from May 25, 2021 (Commencement of Operations) to December 31, 2021.
*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.

	Class R6
	Years Ended December 31,			Period Ended December 31,
	2024	2023	2022	2021(a)
Net asset value, beginning of year	$7.88	$7.44	$9.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.58	0.53	0.48	0.28
Net realized and unrealized gain (loss) on investments	0.12	0.42	(2.09)	(0.41)
Total from investment operations	0.70	0.95	(1.61)	(0.13)
Less distributions from:
Net investment income	0.53	0.48	0.52	0.28
Return of capital	—	0.03	0.02	—
Total distributions	0.53	0.51	0.54	0.28
Net asset value, end of period	$8.05	$7.88	$7.44	$9.59
Total return (%)*	9.14	13.48	(16.95)	(1.32)
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.02	1.17	1.20	1.17
Expenses, net of waivers and reimbursements	0.65	0.65	0.65	0.65
Net investment income (loss), before waivers and reimbursements	6.83	6.52	5.50	4.10
Net investment income (loss), net of waivers and reimbursements	7.20	7.04	6.05	4.62
Class R6 net assets at the end of the year (in thousands)	$52,304	$50,231	$44,903	$50,010
Portfolio turnover rate (%)*	104	106	118	72

(a)	For the period from May 25, 2021 (Commencement of Operations) to December 31, 2021.
*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.
See accompanying Notes to Financial Statements.
December 31, 2024

Annual

Financial Highlights — For a share outstanding throughout each period
Emerging Markets Debt Fund (continued)
Note:  Net investment income (loss) per share is based on the average shares outstanding during the year.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at www.williamblairfunds.com.
See accompanying Notes to Financial Statements.
December 31, 2024

William Blair Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of William Blair Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of William Blair Funds (the “Trust”) (comprising Growth Fund, Large Cap Growth Fund, Mid Cap Value Fund, Small-Mid Cap Core Fund, Small-Mid Cap Growth Fund, Small-Mid Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Global Leaders Fund, International Leaders Fund, International Growth Fund, Institutional International Growth Fund, International Small Cap Growth Fund, Emerging Markets Leaders Fund, Emerging Markets Growth Fund, Emerging Markets ex China Growth Fund, Emerging Markets Small Cap Growth Fund, China Growth Fund, and Emerging Markets Debt Fund (collectively referred to as the “Funds”)), including the portfolios of investments, as of December 31, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising William Blair Funds at December 31, 2024, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Funds comprising the William Blair Funds	Statements of operations	Statements of changes in net assets	Financial Highlights
Growth Fund
Large Cap Growth Fund
Small-Mid Cap Core Fund
Small-Mid Cap Growth Fund
Small Cap Growth Fund
Global Leaders Fund
International Leaders Fund
International Growth Fund
Institutional International Growth Fund
International Small Cap Growth Fund
Emerging Markets Leaders Fund
Emerging Markets Growth Fund
Emerging Markets Small Cap Growth Fund
	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024	For each of the five years in the period ended December 31, 2024
China Growth Fund	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024	For each of the three years in the period ended December 31, 2024 and the period from August 27, 2021 (commencement of operations) through December 31, 2021
Emerging Markets Debt Fund	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024	For each of the three years in the period ended December 31, 2024 and the period from May 25, 2021 (commencement of operations) through December 31, 2021
Small Cap Value Fund	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024	For each of the three years in the period ended December 31, 2024 and the period from November 1, 2021 through December 31, 2021 and the year ended October 31, 2021
December 31, 2024

Annual

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Funds comprising the William Blair Funds	Statements of operations	Statements of changes in net assets	Financial Highlights
Mid Cap Value Fund	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024	For each of the two years ended December 31, 2024 and the period from March 16, 2022 (commencement of operations) through December 31, 2022
Emerging Markets ex China Growth Fund	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024	For each of the two years ended December 31, 2024 and the period from July 29, 2022 (commencement of operations) through December 31, 2022
Small-Mid Cap Value Fund	For the year ended December 31, 2024	For the year ended December 31, 2024 and the period from August 17, 2023 (commencement of operations) through December 31, 2023
The financial highlights for the year ended October 31, 2020 for the Small Cap Value Fund were audited by other auditors whose report dated December 21, 2020, expressed an unqualified opinion on the financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers, when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more William Blair investment companies since 1989.
Chicago, Illinois
February 26, 2025
December 31, 2024

William Blair Funds

(Unaudited)
Additional Federal Income Tax Information:
Under Section 852(b)(3)(C) of the Code, the Funds hereby designate the following amounts as capital gain dividends for the fiscal year ended December 31, 2024 (in thousands):
Fund	Capital Gain Dividend
Growth Fund	$57,452
Large Cap Growth Fund	170,789
Small-Mid Cap Core Fund	3,242
Small-Mid Cap Growth Fund	207,874
Small Cap Growth Fund	72,466
Small Cap Value Fund	34,266
Global Leaders Fund	30,584
International Growth Fund	86,380
Institutional International Growth Fund	54,338
December 31, 2024

Annual

BOARD OF TRUSTEES
Vann Avedisian
Co-founder and Partner, Newbond Holdings
Kathleen Barr
Retired Senior Managing Director, PNC Capital Advisors, LLC
Michelle Borré
Retired Senior Portfolio Manager and Senior Vice President, OppenheimerFunds
Stephanie Braming, CFA, Chairman and President
Partner, William Blair
Cissie Citardi
Partner, William Blair
Daniel Leib
Chief Executive Officer, Donnelley Financial Solutions, Inc.
Dorri McWhorter
President and Chief Executive Officer, YMCA of Metropolitan Chicago
Steven Zenz
Retired Partner, KPMG LLP

Officers

Alaina Anderson, CFA, Senior Vice President
Marcelo Assalin, CFA, Senior Vice President
Paul Birchenough, Senior Vice President
Daniel Crowe, CFA, Senior Vice President
Robert J. Duwa, CFA, Senior Vice President
Simon Fennell, Senior Vice President
David C. Fording, CFA, Senior Vice President
James S.  Golan, CFA, Senior Vice President
William V. Heaphy, CFA, Senior Vice President
Kenneth J. McAtamney, Senior Vice President
Todd M. McClone, CFA, Senior Vice President
D.J. Neiman, CFA, Senior Vice President
Casey K. Preyss, CFA, Senior Vice President
David P. Ricci, CFA, Senior Vice President
Marco Ruijer, CFA, Senior Vice President
Lisa D. Rusch, Senior Vice President
Hugo Scott-Gall, Senior Vice President
Ward D. Sexton, CFA, Senior Vice President
Andrew Siepker, CFA, Senior Vice President
Ian Smith, Senior Vice President
Mark C. Thompson, CFA, Senior Vice President
Vivian Lin Thurston, CFA, Senior Vice President
Dan Zelazny, Senior Vice President
Nicholas Zimmerman, CFA, Senior Vice President
Matthew Fleming, CFA, Vice President
Jared Lou, CFA, Vice President
Daniel Carey, Chief Legal Officer and Assistant Secretary
Eliza L. Simsic, Chief Compliance Officer
John M. Raczek, Treasurer
Andrew T.  Pfau, Secretary
David M. Cihak, Assistant Treasurer
Walter R.  Randall, Jr., Assistant Secretary
Investment Adviser
William Blair Investment Management, LLC
Distributor
William Blair & Company, L.L.C.
Independent Registered Public Accounting Firm
Ernst & Young LLP
Transfer Agent
SS&C GIDS, Inc.
For customer assistance, call 1-800-635-2886
P.O. Box 219137
Kansas City, Missouri 64121-9137
December 31, 2024

William Blair Funds

William Blair Funds
U.S. EQUITY

Growth Fund

Large Cap Growth Fund

Mid Cap Value Fund

Small-Mid Cap Core Fund

Small-Mid Cap Growth Fund

Small-Mid Cap Value Fund

Small Cap Growth Fund

Small Cap Value Fund

GLOBAL EQUITY

Global Leaders Fund

INTERNATIONAL EQUITY

International Leaders Fund

International Growth Fund

Institutional International Growth Fund

International Small Cap Growth Fund

Emerging Markets Leaders Fund

Emerging Markets Growth Fund

Emerging Markets ex China Growth Fund

Emerging Markets Small Cap Growth Fund

China Growth Fund

EMERGING MARKETS DEBT

Emerging Markets Debt Fund

+1 800 742 7272
williamblairfunds.com
©William Blair & Company, L.L.C., distributor
150 North Riverside Plaza
Chicago, Illinois 60606
103188

Item 8.    Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.    Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.    Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Disclosure in response to this item is included under Item 7 of this Form N-CSR.

Item 11.    Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

Item 13.    Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

Item 14.    Purchase of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

Item 15.    Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last provided disclosure in response to this item.

Item 16.    Controls and Procedures

  The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3 (b) under the 1940 Act (17 CFR 270.30a-3(b) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended to date (17 CFR 240.13a-15(b) or 240.15d-15(b)).

  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

Item 18.    Recovery of Erroneously Awarded Compensation

  Not applicable.

  Not applicable.

Item 19.    Exhibits

19. (a) (1) Not applicable.

19. (a) (2) Not applicable to this Registrant.

19. (a) (3) (1) Certification of Principal Executive Officer Required by Rule 30a-2(a) of the Investment Company Act of 1940 is filed as an exhibit hereto.

19. (a) (3) (2) Certification of Principal Financial Officer Required by Rule 30a-2(a) of the Investment Company Act of 1940 is filed as an exhibit hereto.

19. (a) (4) Not applicable.

19. (a) (5) Not applicable.

19. (b) Certifications of the Principal Executive Officer and Principal Financial Officer of the issuer as required by Rule 30a-2(b) of the Investment Company Act of 1940 are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

William Blair Funds

/s/ Stephanie G. Braming
By:	Stephanie G. Braming President (Principal Executive Officer)

Date:	February 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Stephanie G. Braming
Stephanie G. Braming President (Principal Executive Officer)

Date:	February 26, 2025
/s/ John M. Raczek
By:	John M. Raczek Treasurer (Principal Financial Officer)

Date:	February 26, 2025